UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06318

Consulting Group Capital Markets Funds

(Exact name of registrant as specified in charter)

2000 Westchester Avenue, Purchase, NY 10577

(Address of principal executive offices) (Zip code)

CT Corp.

155 Federal Street, Suite 700

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) 869-3326

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULES OF INVESTMENTS

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Cap Equity Fund

Small-Mid Cap Equity Fund

International Equity Fund

Emerging Markets Equity Fund

Core Fixed Income Fund

High Yield Fund

International Fixed Income Fund

Municipal Bond Fund

Inflation-Linked Fixed Income Fund

Ultra-Short Term Fixed Income Fund

FORM N-Q

May 31, 2017

Schedules of Investments

May 31, 2017

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.9%
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.5%
3,426	Adient PLC	$234,784
8,167	BorgWarner Inc.	347,179
32,752	Delphi Automotive PLC	2,881,193
10,576	Gentex Corp.	200,732
91,501	Goodyear Tire & Rubber Co. (The)	2,948,162
2,266	Lear Corp.	337,725
17,593	Tenneco Inc.	1,000,162
1,227	Visteon Corp.*	123,056

	Total Auto Components	8,072,993

Automobiles - 0.3%
140,821	Ford Motor Co.	1,565,930
50,946	General Motors Co.	1,728,598
6,818	Harley-Davidson Inc.	361,422
4,492	Tesla Inc.*(a)	1,531,817
1,899	Thor Industries Inc.	171,916

	Total Automobiles	5,359,683

Distributors - 0.0%
5,084	Genuine Parts Co.	470,880
11,518	LKQ Corp.*	362,702
1,623	Pool Corp.	193,348

	Total Distributors	1,026,930

Diversified Consumer Services - 0.2%
148	Graham Holdings Co., Class B Shares	88,622
8,184	H&R Block Inc.	217,203
36,798	New Oriental Education & Technology Group Inc., ADR*	2,637,313
7,538	Service Corp. International	240,312
5,019	ServiceMaster Global Holdings Inc.*	189,718

	Total Diversified Consumer Services	3,373,168

Hotels, Restaurants & Leisure - 1.6%
9,141	Aramark	340,594
1,949	Brinker International Inc.	76,459
14,787	Carnival Corp.	947,403
1,056	Chipotle Mexican Grill Inc., Class A Shares*	504,082
1,302	Choice Hotels International Inc.	84,565
4,256	Darden Restaurants Inc.	378,486
16,457	Domino’s Pizza Inc.	3,484,276
3,392	Dunkin’ Brands Group Inc.	198,466
3,156	Extended Stay America Inc.	57,439
2,096	Hilton Grand Vacations Inc.*	74,974
6,590	Hilton Worldwide Holdings Inc.	438,037
1,287	Hyatt Hotels Corp., Class A Shares*	74,260
3,830	International Game Technology PLC	67,983
12,886	Las Vegas Sands Corp.	761,949
11,756	Marriott International Inc., Class A Shares	1,265,533
30,343	McDonald’s Corp.	4,578,455
17,341	MGM Resorts International	550,057
5,210	Norwegian Cruise Line Holdings Ltd.*	260,344
829	Panera Bread Co., Class A Shares*	260,712
6,137	Royal Caribbean Cruises Ltd.	676,175
2,875	Six Flags Entertainment Corp.	173,592
134,987	Starbucks Corp.	8,586,523
1,515	Vail Resorts Inc.	324,058
5,235	Wendy’s Co. (The)	84,650
3,356	Wyndham Worldwide Corp.	338,922
2,737	Wynn Resorts Ltd.	352,252
11,937	Yum China Holdings Inc.*	458,500

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.7% - (continued)
Hotels, Restaurants & Leisure - 1.6% - (continued)
12,751	Yum! Brands Inc.	$926,233

	Total Hotels, Restaurants & Leisure	26,324,979

Household Durables - 0.5%
3,018	CalAtlantic Group Inc.	108,769
11,512	DR Horton Inc.	376,327
4,148	Garmin Ltd.	215,862
5,063	Leggett & Platt Inc.	263,377
7,183	Lennar Corp., Class A Shares	368,560
2,115	Mohawk Industries Inc.*	506,119
17,174	Newell Brands Inc.	909,363
125	NVR Inc.*	285,298
10,101	PulteGroup Inc.	228,990
909	Tempur Sealy International Inc.*(a)	42,214
6,212	Toll Brothers Inc.	229,285
2,014	Tupperware Brands Corp.	144,827
23,871	Whirlpool Corp.	4,429,025

	Total Household Durables	8,108,016

Internet & Direct Marketing Retail - 2.7%
20,364	Amazon.com Inc.*	20,254,442
4,391	Expedia Inc.	631,338
15,000	Groupon Inc., Class A Shares*	45,150
2,139	Liberty Expedia Holdings Inc., Class A Shares*	111,591
160,582	Liberty Interactive Corp. QVC Group, Class A Shares*	3,767,254
2,812	Liberty Ventures, Series A*	151,539
14,875	Netflix Inc.*	2,425,666
9,763	Priceline Group Inc. (The)*	18,326,030
4,109	TripAdvisor Inc.*	158,237

	Total Internet & Direct Marketing Retail	45,871,247

Leisure Products - 0.1%
3,357	Brunswick Corp.	185,508
3,878	Hasbro Inc.	408,198
12,609	Mattel Inc.	288,872
2,217	Polaris Industries Inc.(a)	185,341
2,425	Vista Outdoor Inc.*	50,877

	Total Leisure Products	1,118,796

Media - 1.8%
1,319	AMC Networks Inc., Class A Shares*	69,881
171	Cable One Inc.	122,881
12,837	CBS Corp., Class B Shares	784,469
7,330	Charter Communications Inc., Class A Shares*	2,532,882
4,292	Cinemark Holdings Inc.	169,835
1,598	Clear Channel Outdoor Holdings Inc., Class A Shares	6,152
176,836	Comcast Corp., Class A Shares	7,372,293
5,010	Discovery Communications Inc., Class A Shares*	132,765
8,767	Discovery Communications Inc., Class C Shares*	226,452
7,755	DISH Network Corp., Class A Shares*	494,536
15,151	Interpublic Group of Cos., Inc. (The)	377,714
1,809	John Wiley & Sons Inc., Class A Shares	91,716
749	Liberty Broadband Corp., Class A Shares*	66,099
4,077	Liberty Broadband Corp., Class C Shares*	363,546
2,866	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	119,426
7,237	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	301,566
1,912	Lions Gate Entertainment Corp., Class A Shares	51,815
4,224	Lions Gate Entertainment Corp., Class B Shares*	106,825
5,269	Live Nation Entertainment Inc.*	181,728
15,256	Madison Square Garden Co. (The), Class A Shares*	2,981,175
14,535	News Corp., Class A Shares	194,478
4,110	News Corp., Class B Shares	56,307
8,419	Omnicom Group Inc.	704,839

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.7% - (continued)
Media - 1.8% - (continued)
3,274	Regal Entertainment Group, Class A Shares(a)	$68,099
3,095	Scripps Networks Interactive Inc., Class A Shares	204,951
55,104	Sirius XM Holdings Inc.(a)	289,296
8,372	TEGNA Inc.	198,751
28,945	Time Warner Inc.	2,879,738
2,715	Tribune Media Co., Class A Shares	103,713
41,532	Twenty-First Century Fox Inc., Class A Shares	1,126,348
16,981	Twenty-First Century Fox Inc., Class B Shares	456,789
13,295	Viacom Inc., Class B Shares	462,533
59,681	Walt Disney Co. (The)	6,441,967

	Total Media	29,741,565

Multiline Retail - 0.2%
774	Dillard’s Inc., Class A Shares(a)	39,846
10,018	Dollar General Corp.	735,221
8,093	Dollar Tree Inc.*	628,826
12,721	JC Penney Co., Inc.*(a)	59,789
5,345	Kohl’s Corp.	205,408
10,462	Macy’s Inc.	245,857
4,550	Nordstrom Inc.(a)	190,190
19,568	Target Corp.	1,079,175

	Total Multiline Retail	3,184,312

Specialty Retail - 3.2%
62,377	Advance Auto Parts Inc.	8,335,439
2,610	AutoNation Inc.*	103,147
1,080	AutoZone Inc.*	654,394
4,028	Bed Bath & Beyond Inc.	138,604
9,988	Best Buy Co., Inc.	593,187
2,644	Burlington Stores Inc.*	258,715
2,012	Cabela’s Inc.*	106,294
7,104	CarMax Inc.*(a)	446,344
2,970	CST Brands Inc.	143,540
3,510	Dick’s Sporting Goods Inc.	144,366
5,106	Foot Locker Inc.	303,347
4,129	GameStop Corp., Class A Shares(a)	91,416
8,450	Gap Inc. (The)	190,125
45,671	Home Depot Inc. (The)	7,010,955
8,723	L Brands Inc.	450,107
117,911	Lowe’s Cos., Inc.	9,287,850
3,798	Michaels Cos., Inc. (The)*	73,415
1,255	Murphy USA Inc.*	85,378
3,407	O’Reilly Automotive Inc.*	824,767
1,602	Penske Automotive Group Inc.	67,845
99,487	Ross Stores Inc.	6,359,209
5,873	Sally Beauty Holdings Inc.*	105,831
2,749	Signet Jewelers Ltd.	132,227
25,454	Staples Inc.	231,122
4,128	Tiffany & Co.	358,971
90,897	TJX Cos., Inc. (The)	6,836,363
131,441	Tractor Supply Co.	7,248,971
11,853	Ulta Beauty Inc.*	3,613,269
3,636	Urban Outfitters Inc.*	68,611
3,551	Williams-Sonoma Inc.	172,792

	Total Specialty Retail	54,436,601

Textiles, Apparel & Luxury Goods - 0.6%
2,012	Carter’s Inc.	165,306
10,422	Coach Inc.	481,600
14,052	Hanesbrands Inc.	290,174
5,247	Kate Spade & Co.*	96,650
3,566	lululemon athletica Inc.*	172,131

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 11.7% - (continued)
Textiles, Apparel & Luxury Goods - 0.6% - (continued)
5,979	Michael Kors Holdings Ltd.*	$198,383
143,533	NIKE Inc., Class B Shares	7,605,814
2,997	PVH Corp.	317,532
2,294	Ralph Lauren Corp., Class A Shares	155,533
5,259	Skechers U.S.A. Inc., Class A Shares*	134,210
7,165	Under Armour Inc., Class A Shares*(a)	137,281
7,443	Under Armour Inc., Class C Shares*	132,709
12,226	V.F. Corp.	657,759

	Total Textiles, Apparel & Luxury Goods	10,545,082

	TOTAL CONSUMER DISCRETIONARY	197,163,372

CONSUMER STAPLES - 9.5%
Beverages - 2.6%
2,183	Brown-Forman Corp., Class A Shares	115,786
6,368	Brown-Forman Corp., Class B Shares	330,818
422,328	Coca-Cola Co. (The)	19,203,254
6,045	Constellation Brands Inc., Class A Shares	1,104,724
6,683	Dr Pepper Snapple Group Inc.	620,249
108,120	Molson Coors Brewing Co., Class B Shares	10,248,695
103,516	Monster Beverage Corp.*	5,233,769
53,236	PepsiCo Inc.	6,221,691

	Total Beverages	43,078,986

Food & Staples Retailing - 1.9%
1,553	Casey’s General Stores Inc.	180,754
35,908	Costco Wholesale Corp.	6,478,880
117,468	CVS Health Corp.	9,025,066
34,329	Kroger Co. (The)	1,022,318
41,341	Rite Aid Corp.*	140,973
5,202	Sprouts Farmers Market Inc.*	124,640
19,084	Sysco Corp.	1,041,223
1,800	US Foods Holding Corp.*	53,928
120,006	Walgreens Boots Alliance Inc.	9,722,886
55,596	Wal-Mart Stores Inc.	4,369,846
10,742	Whole Foods Market Inc.	375,862

	Total Food & Staples Retailing	32,536,376

Food Products - 3.3%
166,254	Archer-Daniels-Midland Co.	6,912,841
2,449	Blue Buffalo Pet Products Inc.*	57,527
4,772	Bunge Ltd.	381,617
7,039	Campbell Soup Co.	405,798
16,315	Conagra Brands Inc.	628,780
6,964	Flowers Foods Inc.	128,695
21,466	General Mills Inc.	1,217,981
4,017	Hain Celestial Group Inc. (The)*	140,314
5,153	Hershey Co. (The)	593,986
10,214	Hormel Foods Corp.	343,497
2,708	Ingredion Inc.	308,956
4,150	J.M. Smucker Co. (The)	530,577
96,887	Kellogg Co.	6,937,109
209,219	Kraft Heinz Co. (The)	19,289,992
5,451	Lamb Weston Holdings Inc.	252,981
4,105	McCormick & Co., Inc.	427,536
6,690	Mead Johnson Nutrition Co., Class A Shares	598,220
200,371	Mondelez International Inc., Class A Shares	9,335,285
2,467	Pilgrim’s Pride Corp.*	57,407
4,350	Pinnacle Foods Inc.	271,048
2,378	Post Holdings Inc.*	191,049
69,473	TreeHouse Foods Inc.*	5,361,926
10,482	Tyson Foods Inc., Class A Shares	601,038

	Total Food Products	54,974,160

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 9.5% - (continued)
Household Products - 0.8%
9,136	Church & Dwight Co., Inc.	$471,966
4,766	Clorox Co. (The)	646,889
31,558	Colgate-Palmolive Co.	2,409,769
2,521	Energizer Holdings Inc.	135,125
13,167	Kimberly-Clark Corp.	1,708,155
94,208	Procter & Gamble Co. (The)	8,298,783
1,001	Spectrum Brands Holdings Inc.	134,584

	Total Household Products	13,805,271

Personal Products - 0.1%
17,002	Coty Inc., Class A Shares	322,018
2,351	Edgewell Personal Care Co.*	171,952
7,980	Estee Lauder Cos., Inc. (The), Class A Shares	751,237
2,378	Herbalife Ltd.*(a)	170,693
1,488	Nu Skin Enterprises Inc., Class A Shares	81,662

	Total Personal Products	1,497,562

Tobacco - 0.8%
72,231	Altria Group Inc.	5,449,107
56,667	Philip Morris International Inc.	6,788,706
30,300	Reynolds American Inc.	2,037,675

	Total Tobacco	14,275,488

	TOTAL CONSUMER STAPLES	160,167,843

ENERGY - 6.1%
Energy Equipment & Services - 1.7%
15,547	Baker Hughes Inc.	857,417
52,900	Core Laboratories NV	5,408,496
2,689	Diamond Offshore Drilling Inc.*(a)	31,058
1,497	Dril-Quip Inc.*	74,251
12,359	Ensco PLC, Class A Shares	77,120
1,548	Frank’s International NV(a)	11,579
149,267	Halliburton Co.	6,745,376
3,560	Helmerich & Payne Inc.	187,470
11,171	Nabors Industries Ltd.	98,305
129,875	National Oilwell Varco Inc.	4,243,016
10,008	Noble Corp. PLC	40,532
3,969	Oceaneering International Inc.	96,764
5,900	Patterson-UTI Energy Inc.	125,788
5,079	Rowan Cos. PLC, Class A Shares*	61,151
2,504	RPC Inc.(a)	47,050
151,679	Schlumberger Ltd.	10,555,342
6,234	Superior Energy Services Inc.*	64,647
12,459	Transocean Ltd.*	113,252
34,996	Weatherford International PLC*(a)	167,981

	Total Energy Equipment & Services	29,006,595

Oil, Gas & Consumable Fuels - 4.4%
19,640	Anadarko Petroleum Corp.	992,409
7,043	Antero Resources Corp.*	144,875
13,919	Apache Corp.	650,852
17,450	Cabot Oil & Gas Corp.	387,215
7,523	Cheniere Energy Inc.*	366,521
24,749	Chesapeake Energy Corp.*(a)	125,230
125,170	Chevron Corp.	12,952,592
3,551	Cimarex Energy Co.	381,946
5,049	Concho Resources Inc.*	640,112
171,510	ConocoPhillips	7,664,782
9,119	CONSOL Energy Inc.*	132,317
3,482	Continental Resources Inc.*	130,923
19,156	Devon Energy Corp.	650,921
3,114	Diamondback Energy Inc.*	288,855
3,897	Energen Corp.*	222,285

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 6.1% - (continued)
Oil, Gas & Consumable Fuels - 4.4% - (continued)
66,345	EOG Resources Inc.	$5,991,617
6,513	EQT Corp.	359,973
152,667	Exxon Mobil Corp.	12,289,693
5,126	Gulfport Energy Corp.*	73,558
9,911	Hess Corp.	454,816
5,915	HollyFrontier Corp.	141,368
69,625	Kinder Morgan Inc.	1,306,165
7,086	Kosmos Energy Ltd.*	42,516
5,890	Laredo Petroleum Inc.*	69,207
443,434	Marathon Oil Corp.	5,773,511
18,829	Marathon Petroleum Corp.	979,861
6,558	Murphy Oil Corp.	160,081
7,457	Newfield Exploration Co.*	242,203
16,011	Noble Energy Inc.	459,356
123,745	Occidental Petroleum Corp.	7,292,293
7,939	ONEOK Inc.	394,410
8,356	Parsley Energy Inc., Class A Shares*	247,755
3,964	PBF Energy Inc., Class A Shares(a)	76,584
16,290	Phillips 66	1,239,832
26,270	Pioneer Natural Resources Co.	4,383,412
9,337	QEP Resources Inc.*	93,370
7,593	Range Resources Corp.	175,095
4,785	Rice Energy Inc.*	95,700
3,814	SM Energy Co.	64,724
19,792	Southwestern Energy Co.*	119,940
109,779	Suncor Energy Inc.	3,437,180
6,516	Targa Resources Corp.	299,280
4,505	Tesoro Corp.	374,996
17,035	Valero Energy Corp.	1,047,141
8,253	Whiting Petroleum Corp.*	58,266
27,218	Williams Cos., Inc. (The)	778,435
2,774	World Fuel Services Corp.	98,033
13,135	WPX Energy Inc.*	142,121

	Total Oil, Gas & Consumable Fuels	74,494,327

	TOTAL ENERGY	103,500,922

FINANCIALS - 11.5%
Banks - 3.3%
5,886	Associated Banc-Corp.	140,381
376,416	Bank of America Corp.	8,435,483
1,465	Bank of Hawaii Corp.	113,874
4,009	BankUnited Inc.	132,938
170,992	BB&T Corp.	7,121,817
986	BOK Financial Corp.	79,403
7,338	CIT Group Inc.(a)	330,577
101,329	Citigroup Inc.	6,134,458
19,052	Citizens Financial Group Inc.	649,673
5,947	Comerica Inc.	407,726
3,221	Commerce Bancshares Inc.	172,420
1,548	Cullen/Frost Bankers Inc.	141,890
4,544	East West Bancorp Inc.	248,693
27,592	Fifth Third Bancorp	655,034
979	First Hawaiian Inc.	26,981
9,257	First Horizon National Corp.	156,814
5,759	First Republic Bank	530,404
41,157	Huntington Bancshares Inc.	516,109
133,795	JPMorgan Chase & Co.	10,991,259
37,959	KeyCorp	663,144
5,479	M&T Bank Corp.	857,299
4,434	PacWest Bancorp	206,935

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.5% - (continued)
Banks - 3.3% - (continued)
12,423	People’s United Financial Inc.	$205,849
18,361	PNC Financial Services Group Inc. (The)	2,179,451
4,114	Popular Inc.	153,041
44,091	Regions Financial Corp.	610,219
2,006	Signature Bank*	286,898
18,522	SunTrust Banks Inc.	988,519
1,684	SVB Financial Group*	287,122
4,911	Synovus Financial Corp.	200,762
6,307	TCF Financial Corp.	94,983
59,927	US Bancorp	3,049,685
167,926	Wells Fargo & Co.	8,587,736
2,671	Western Alliance Bancorp*	122,118
7,673	Zions Bancorporation	307,457

	Total Banks	55,787,152

Capital Markets - 3.0%
19,126	Affiliated Managers Group Inc.	2,942,535
43,645	Ameriprise Financial Inc.	5,271,880
1,514	Artisan Partners Asset Management Inc., Class A Shares	42,846
180,086	Bank of New York Mellon Corp. (The)	8,485,652
4,553	BlackRock Inc., Class A Shares	1,863,270
3,838	CBOE Holdings Inc.	331,488
270,477	Charles Schwab Corp. (The)	10,480,984
12,426	CME Group Inc., Class A Shares	1,457,446
1,026	Donnelley Financial Solutions Inc.*	23,372
10,456	E*Trade Financial Corp.*	361,882
3,381	Eaton Vance Corp.	157,453
1,579	FactSet Research Systems Inc.	261,624
3,800	Federated Investors Inc., Class B Shares	100,928
12,919	Franklin Resources Inc.	539,885
14,085	Goldman Sachs Group Inc. (The)	2,975,597
2,602	Interactive Brokers Group Inc., Class A Shares	90,758
86,414	Intercontinental Exchange Inc.	5,201,259
14,623	Invesco Ltd.	463,549
3,976	Lazard Ltd., Class A Shares	176,932
2,478	Legg Mason Inc.	91,364
3,098	LPL Financial Holdings Inc.	120,605
1,383	MarketAxess Holdings Inc.	263,572
6,270	Moody’s Corp.	742,681
53,723	Morgan Stanley(b)	2,242,398
709	Morningstar Inc.	51,885
2,826	MSCI Inc., Class A Shares	287,489
4,189	Nasdaq Inc.	283,386
7,643	Northern Trust Corp.	668,304
4,762	Raymond James Financial Inc.	344,150
9,571	S&P Global Inc.	1,366,834
4,024	SEI Investments Co.	201,562
14,257	State Street Corp.	1,161,375
8,514	T. Rowe Price Group Inc.	599,726
9,374	TD Ameritrade Holding Corp.	350,213
10,427	Thomson Reuters Corp.	455,243

	Total Capital Markets	50,460,127

Consumer Finance - 0.3%
14,153	Ally Financial Inc.	262,397
27,592	American Express Co.	2,122,928
17,310	Capital One Financial Corp.	1,331,485
359	Credit Acceptance Corp.*(a)	77,192
14,369	Discover Financial Services	843,460
11,909	Navient Corp.	171,847
2,267	OneMain Holdings Inc., Class A Shares*	51,144

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.5% - (continued)
Consumer Finance - 0.3% - (continued)
4,542	Santander Consumer USA Holdings Inc.*	$50,734
15,211	SLM Corp.*	158,042
29,956	Synchrony Financial	804,319

	Total Consumer Finance	5,873,548

Diversified Financial Services - 1.5%
149,516	Berkshire Hathaway Inc., Class B Shares*	24,712,005
12,414	Leucadia National Corp.	302,777
6,745	Voya Financial Inc.	230,544

	Total Diversified Financial Services	25,245,326

Insurance - 3.3%
74,180	Aflac Inc.	5,591,688
563	Alleghany Corp.*	330,672
3,514	Allied World Assurance Co. Holdings AG	184,731
94,250	Allstate Corp. (The)	8,137,545
2,699	American Financial Group Inc.	269,495
37,323	American International Group Inc.	2,374,863
167	American National Insurance Co.	19,628
3,616	AmTrust Financial Services Inc.	47,514
9,721	Aon PLC	1,272,576
3,886	Arch Capital Group Ltd.*	377,914
6,262	Arthur J. Gallagher & Co.	355,243
2,415	Aspen Insurance Holdings Ltd.	122,682
22,001	Assurant Inc.	2,155,658
4,016	Assured Guaranty Ltd.	156,865
1,018	Athene Holding Ltd., Class A Shares*	50,167
2,617	Axis Capital Holdings Ltd.	171,623
4,677	Brown & Brown Inc.	203,122
17,069	Chubb Ltd.	2,444,110
5,688	Cincinnati Financial Corp.	398,615
1,198	CNA Financial Corp.	54,629
596	Erie Indemnity Co., Class A Shares	70,191
1,628	Everest Re Group Ltd.	414,570
3,922	First American Financial Corp.	170,686
9,964	FNF Group	424,566
1,538	Hanover Insurance Group Inc. (The)	128,254
12,819	Hartford Financial Services Group Inc. (The)	633,130
76,581	Lincoln National Corp.	4,976,233
10,578	Loews Corp.	498,859
492	Markel Corp.*	480,807
114,989	Marsh & McLennan Cos., Inc.	8,918,547
33,527	MetLife Inc.	1,696,131
9,712	Old Republic International Corp.	192,103
10,026	Principal Financial Group Inc.	630,736
1,898	ProAssurance Corp.	113,026
21,265	Progressive Corp. (The)	902,274
16,090	Prudential Financial Inc.	1,687,037
2,432	Reinsurance Group of America Inc., Class A Shares	302,808
1,662	RenaissanceRe Holdings Ltd.	237,433
4,498	Torchmark Corp.	339,599
10,619	Travelers Cos., Inc. (The)	1,325,782
8,987	Unum Group	404,235
3,019	Validus Holdings Ltd.	161,215
167	White Mountains Insurance Group Ltd.	143,633
32,437	Willis Towers Watson PLC	4,756,237
3,433	WR Berkley Corp.	236,843
9,970	XL Group Ltd.	435,589

	Total Insurance	54,999,864

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
10,439	AGNC Investment Corp.	217,027

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 11.5% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.1% - (continued)
34,912	Annaly Capital Management Inc.	$418,246
7,531	Chimera Investment Corp.	140,077
14,863	MFA Financial Inc.	123,660
9,872	Starwood Property Trust Inc.	217,381
13,649	Two Harbors Investment Corp.	136,217

	Total Mortgage Real Estate Investment Trusts (REITs)	1,252,608

Thrifts & Mortgage Finance - 0.0%
18,738	New York Community Bancorp Inc.	242,095
2,294	TFS Financial Corp.	35,832

	Total Thrifts & Mortgage Finance	277,927

	TOTAL FINANCIALS	193,896,552

HEALTH CARE - 13.9%
Biotechnology - 2.8%
59,211	AbbVie Inc.	3,909,110
3,868	ACADIA Pharmaceuticals Inc.*	99,446
1,216	Agios Pharmaceuticals Inc.*(a)	56,751
44,907	Alexion Pharmaceuticals Inc.*	4,402,233
5,601	Alkermes PLC*	323,514
2,833	Alnylam Pharmaceuticals Inc.*	185,448
27,532	Amgen Inc.	4,274,068
34	AquaBounty Technologies Inc.*	279
8,005	Biogen Inc.*	1,983,399
6,051	BioMarin Pharmaceutical Inc.*	530,310
4,263	Bioverativ Inc.*	234,849
105,200	Celgene Corp.*	12,035,932
48,328	Gilead Sciences Inc.	3,136,004
5,898	Incyte Corp.*	762,788
27,791	Intercept Pharmaceuticals Inc.*(a)	3,109,813
2,292	Intrexon Corp.*(a)	48,865
4,581	Ionis Pharmaceuticals Inc.*(a)	209,764
2,592	Juno Therapeutics Inc.*(a)	60,212
3,124	Neurocrine Biosciences Inc.*	135,800
13,169	OPKO Health Inc.*(a)	80,858
2,808	Regeneron Pharmaceuticals Inc.*	1,289,041
3,529	Seattle Genetics Inc.*	225,785
17,245	Shire PLC, ADR	2,978,556
1,650	United Therapeutics Corp.*	199,469
48,870	Vertex Pharmaceuticals Inc.*	6,040,332

	Total Biotechnology	46,312,626

Health Care Equipment & Supplies - 3.2%
219,395	Abbott Laboratories	10,017,576
1,457	ABIOMED Inc.*	200,235
3,487	Alere Inc.*	169,154
2,699	Align Technology Inc.*	391,895
18,098	Baxter International Inc.	1,073,392
7,682	Becton Dickinson and Co.	1,453,665
48,468	Boston Scientific Corp.*	1,310,090
1,810	Cooper Cos., Inc. (The)	395,937
2,626	CR Bard Inc.	807,311
21,988	Danaher Corp.	1,867,661
8,143	DENTSPLY SIRONA Inc.	517,243
44,713	DexCom Inc.*	2,988,617
85,280	Edwards Lifesciences Corp.*	9,813,170
2,007	Hill-Rom Holdings Inc.	155,262
10,473	Hologic Inc.*	453,586
3,186	IDEXX Laboratories Inc.*	536,491
1,365	Intuitive Surgical Inc.*	1,248,538
197,354	Medtronic PLC	16,632,995
5,255	ResMed Inc.	373,630

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Health Care Equipment & Supplies - 3.2% - (continued)
12,373	Stryker Corp.	$1,768,844
1,648	Teleflex Inc.	329,633
1,505	Varex Imaging Corp.*	51,697
3,578	Varian Medical Systems Inc.*	354,294
2,675	West Pharmaceutical Services Inc.	259,528
6,852	Zimmer Biomet Holdings Inc.	816,827

	Total Health Care Equipment & Supplies	53,987,271

Health Care Providers & Services - 3.2%
2,958	Acadia Healthcare Co., Inc.*(a)	122,284
46,214	Aetna Inc.	6,694,560
5,807	AmerisourceBergen Corp., Class A Shares	532,908
37,200	Anthem Inc.	6,783,420
7,492	Brookdale Senior Living Inc.*	102,940
95,218	Cardinal Health Inc.	7,073,745
5,808	Centene Corp.*	421,835
9,280	Cigna Corp.	1,496,214
5,811	DaVita Inc.*	385,037
4,294	Envision Healthcare Corp.*	234,495
117,904	Express Scripts Holding Co.*	7,044,764
11,049	HCA Healthcare Inc.*	905,024
3,069	Henry Schein Inc.*	564,604
5,416	Humana Inc.	1,257,920
3,652	Laboratory Corp. of America Holdings*	507,628
1,470	LifePoint Health Inc.*	89,376
7,839	McKesson Corp.	1,278,462
3,616	MEDNAX Inc.*	196,349
3,379	Patterson Cos., Inc.	149,217
1,786	Premier Inc., Class A Shares*	61,653
75,391	Quest Diagnostics Inc.	8,200,279
3,315	Tenet Healthcare Corp.*	54,830
51,282	UnitedHealth Group Inc.	8,983,581
3,188	Universal Health Services Inc., Class B Shares	362,348
2,938	VCA Inc.*	270,678
1,656	WellCare Health Plans Inc.*	284,501

	Total Health Care Providers & Services	54,058,652

Health Care Technology - 0.1%
7,651	Allscripts Healthcare Solutions Inc.*	87,298
1,406	athenahealth Inc.*	188,376
10,523	Cerner Corp.*	687,678
2,440	Inovalon Holdings Inc., Class A Shares*(a)	33,184
3,531	Veeva Systems Inc., Class A Shares*	224,360

	Total Health Care Technology	1,220,896

Life Sciences Tools & Services - 0.6%
11,303	Agilent Technologies Inc.	682,023
772	Bio-Rad Laboratories Inc., Class A Shares*	172,526
1,334	Bio-Techne Corp.	149,515
4,305	Bruker Corp.	117,139
1,892	Charles River Laboratories International Inc.*	174,159
28,257	Illumina Inc.*	5,011,661
918	Mettler-Toledo International Inc.*	535,020
1,310	Patheon NV*	45,470
3,514	PerkinElmer Inc.	221,593
8,164	QIAGEN NV*	273,984
4,800	Quintiles IMS Holdings Inc.*	414,912
14,429	Thermo Fisher Scientific Inc.	2,493,187
3,249	VWR Corp.*	107,412
2,724	Waters Corp.*	489,285

	Total Life Sciences Tools & Services	10,887,886

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 13.9% - (continued)
Pharmaceuticals - 4.0%
3,460	Akorn Inc.*	$115,114
12,206	Allergan PLC	2,731,093
154,862	Bristol-Myers Squibb Co.	8,354,805
35,788	Eli Lilly & Co.	2,847,651
8,262	Endo International PLC*	108,893
155,265	Johnson & Johnson	19,912,736
4,306	Mallinckrodt PLC*	185,718
208,152	Merck & Co., Inc.	13,552,777
16,710	Mylan NV*	651,356
5,095	Perrigo Co. PLC	371,171
416,522	Pfizer Inc.	13,599,443
82,694	Zoetis Inc., Class A Shares	5,150,182

	Total Pharmaceuticals	67,580,939

	TOTAL HEALTH CARE	234,048,270

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.0%
16,446	Arconic Inc.	451,772
21,901	Boeing Co. (The)	4,109,285
3,747	BWX Technologies Inc.	182,104
8,968	General Dynamics Corp.	1,822,746
1,015	HEICO Corp.	75,323
1,922	HEICO Corp., Class A Shares	120,413
3,724	Hexcel Corp.	191,525
1,769	Huntington Ingalls Industries Inc.	346,388
2,716	L3 Technologies Inc.	457,891
9,432	Lockheed Martin Corp.	2,651,618
33,944	Northrop Grumman Corp.	8,798,964
2,303	Orbital ATK Inc.	234,123
55,568	Raytheon Co.	9,113,708
5,644	Rockwell Collins Inc.	615,478
4,609	Spirit AeroSystems Holdings Inc., Class A Shares	251,144
9,113	Textron Inc.	435,601
1,896	TransDigm Group Inc.	508,280
28,354	United Technologies Corp.	3,438,773

	Total Aerospace & Defense	33,805,136

Air Freight & Logistics - 0.8%
4,941	CH Robinson Worldwide Inc.	331,096
6,917	Expeditors International of Washington Inc.	369,230
9,137	FedEx Corp.	1,771,116
102,826	United Parcel Service Inc., Class B Shares	10,896,471

	Total Air Freight & Logistics	13,367,913

Airlines - 0.3%
4,223	Alaska Air Group Inc.	367,612
19,093	American Airlines Group Inc.	924,292
1,129	Copa Holdings SA, Class A Shares	127,622
26,713	Delta Air Lines Inc.	1,312,410
12,036	JetBlue Airways Corp.*	269,847
22,152	Southwest Airlines Co.	1,331,114
2,868	Spirit Airlines Inc.*	152,291
11,592	United Continental Holdings Inc.*	923,534

	Total Airlines	5,408,722

Building Products - 0.5%
3,746	Allegion PLC	294,548
5,730	AO Smith Corp.	314,405
1,898	Armstrong World Industries Inc.*	79,052
5,063	Fortune Brands Home & Security Inc.	319,475
139,448	Johnson Controls International PLC	5,823,349
1,274	Lennox International Inc.	225,625
12,597	Masco Corp.	469,238

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.2% - (continued)
Building Products - 0.5% - (continued)
4,332	Owens Corning	$270,317
3,611	USG Corp.*	102,697

	Total Building Products	7,898,706

Commercial Services & Supplies - 1.0%
3,307	Cintas Corp.	416,285
2,132	Clean Harbors Inc.*	124,530
220,306	Copart Inc.*	6,871,344
4,707	Covanta Holding Corp.	69,428
5,436	KAR Auction Services Inc.	236,846
1,115	LSC Communications Inc.	23,716
7,608	Pitney Bowes Inc.	113,131
8,542	Republic Services Inc., Class A Shares	543,357
3,465	Rollins Inc.	149,238
2,975	RR Donnelley & Sons Co.	35,462
3,057	Stericycle Inc.*	249,971
110,247	Waste Management Inc.	8,038,109

	Total Commercial Services & Supplies	16,871,417

Construction & Engineering - 0.2%
52,135	AECOM*	1,674,055
4,178	Chicago Bridge & Iron Co. NV	79,048
5,232	Fluor Corp.	234,707
4,504	Jacobs Engineering Group Inc.	236,100
5,620	KBR Inc.	76,601
5,790	Quanta Services Inc.*	177,521
876	Valmont Industries Inc.	128,246

	Total Construction & Engineering	2,606,278

Electrical Equipment - 0.7%
17,847	Acuity Brands Inc.	2,907,455
7,778	AMETEK Inc.	474,614
79,767	Eaton Corp. PLC	6,172,371
23,127	Emerson Electric Co.	1,367,268
2,063	Hubbell Inc., Class B Shares	239,122
1,821	Regal Beloit Corp.	144,223
4,710	Rockwell Automation Inc.	747,571

	Total Electrical Equipment	12,052,624

Industrial Conglomerates - 1.1%
21,757	3M Co.	4,448,654
2,434	Carlisle Cos., Inc.	246,637
318,638	General Electric Co.	8,724,309
28,020	Honeywell International Inc.	3,726,380
3,692	Roper Technologies Inc.	838,822

	Total Industrial Conglomerates	17,984,802

Machinery - 0.9%
2,516	AGCO Corp.	161,100
5,207	Allison Transmission Holdings Inc.	201,615
20,319	Caterpillar Inc.	2,142,232
3,633	Colfax Corp.*	147,354
1,784	Crane Co.	138,403
5,792	Cummins Inc.	913,398
11,391	Deere & Co.	1,394,942
4,721	Donaldson Co., Inc.	226,419
5,800	Dover Corp.	478,790
4,809	Flowserve Corp.	233,237
10,814	Fortive Corp.	675,334
2,061	Graco Inc.	226,442
2,868	IDEX Corp.	311,092
10,661	Illinois Tool Works Inc.	1,505,546
9,368	Ingersoll-Rand PLC	839,373
3,707	ITT Inc.	140,903

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 9.2% - (continued)
Machinery - 0.9% - (continued)
2,303	Lincoln Electric Holdings Inc.	$205,842
2,151	Middleby Corp. (The)*	276,102
2,154	Nordson Corp.	249,606
2,872	Oshkosh Corp.	181,281
12,544	PACCAR Inc.	789,770
4,857	Parker-Hannifin Corp.	764,832
6,243	Pentair PLC	413,411
1,969	Snap-on Inc.	318,309
5,412	Stanley Black & Decker Inc.	744,908
3,802	Terex Corp.	124,630
2,775	Timken Co. (The)	128,066
4,055	Toro Co. (The)	277,727
6,079	Trinity Industries Inc.	155,136
1,978	WABCO Holdings Inc.*	240,960
2,749	Wabtec Corp.	224,731
5,224	Welbilt Inc.*	101,032
5,723	Xylem Inc.	298,397

	Total Machinery	15,230,920

Marine - 0.0%
1,872	Kirby Corp.*	124,020

Professional Services - 0.5%
1,462	Dun & Bradstreet Corp. (The)	153,086
4,189	Equifax Inc.	573,055
2,472	ManpowerGroup Inc.	251,823
13,072	Nielsen Holdings PLC	503,010
4,773	Robert Half International Inc.	221,897
2,237	TransUnion*	97,779
81,603	Verisk Analytics Inc., Class A Shares*	6,600,867

	Total Professional Services	8,401,517

Road & Rail - 0.5%
241	AMERCO	88,989
33,639	Avis Budget Group Inc.*	769,997
34,898	CSX Corp.	1,890,425
2,303	Genesee & Wyoming Inc., Class A Shares*	150,846
35,908	Hertz Global Holdings Inc.*(a)	366,621
3,285	JB Hunt Transport Services Inc.	280,473
3,618	Kansas City Southern	344,434
1,508	Landstar System Inc.	125,993
10,735	Norfolk Southern Corp.	1,331,462
2,523	Old Dominion Freight Line Inc.	225,354
2,162	Ryder System Inc.	143,600
31,116	Union Pacific Corp.	3,432,095

	Total Road & Rail	9,150,289

Trading Companies & Distributors - 0.7%
59,911	AerCap Holdings NV*	2,637,282
3,462	Air Lease Corp., Class A Shares	127,817
169,526	Fastenal Co.	7,318,438
6,660	HD Supply Holdings Inc.*	268,731
1,033	Herc Holdings Inc.*	39,078
1,736	MSC Industrial Direct Co., Inc., Class A Shares	145,720
3,329	United Rentals Inc.*	361,962
1,025	Watsco Inc.	144,648
1,813	WESCO International Inc.*	110,865
1,804	WW Grainger Inc.	310,793

	Total Trading Companies & Distributors	11,465,334

Transportation Infrastructure - 0.0%
2,481	Macquarie Infrastructure Corp.	193,270

	TOTAL INDUSTRIALS	154,560,948

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 2.3%
1,451	Arista Networks Inc.*	$213,848
52,180	ARRIS International PLC*	1,463,127
14,910	Brocade Communications Systems Inc.	188,313
649,529	Cisco Systems Inc.	20,479,649
60,938	CommScope Holding Co., Inc.*	2,254,097
1,572	EchoStar Corp., Class A Shares*	92,827
2,522	F5 Networks Inc.*	323,144
4,367	Harris Corp.	489,803
14,065	Juniper Networks Inc.	412,527
141,472	Motorola Solutions Inc.	11,822,815
3,282	Palo Alto Networks Inc.*	389,212

	Total Communications Equipment	38,129,362

Electronic Equipment, Instruments & Components - 1.1%
10,872	Amphenol Corp., Class A Shares	811,051
3,588	Arrow Electronics Inc.*	271,217
5,117	Avnet Inc.	187,692
5,518	CDW Corp.	332,073
28,570	Cognex Corp.	2,614,441
203,546	Corning Inc.	5,923,189
2,067	Dolby Laboratories Inc., Class A Shares	104,156
5,313	Fitbit Inc., Class A Shares*	27,787
161,680	Flex Ltd.*	2,790,597
4,070	FLIR Systems Inc.	154,212
1,111	IPG Photonics Corp.*	154,473
6,985	Jabil Circuit Inc.	208,991
6,484	Keysight Technologies Inc.*	250,542
4,190	National Instruments Corp.	159,848
62,803	TE Connectivity Ltd.	4,952,017
9,393	Trimble Inc.*	338,524
4,448	VeriFone Systems Inc.*	81,354
1,900	Zebra Technologies Corp., Class A Shares*	198,246

	Total Electronic Equipment, Instruments & Components	19,560,410

Internet Software & Services - 4.9%
6,281	Akamai Technologies Inc.*	296,149
35,075	Alibaba Group Holding Ltd., ADR*	4,295,284
33,045	Alphabet Inc., Class A Shares*	32,618,389
10,853	Alphabet Inc., Class C Shares*	10,471,626
571	CommerceHub Inc., Series A*	9,718
1,142	CommerceHub Inc., Series C*	19,620
1,199	CoStar Group Inc.*	313,622
289,349	eBay Inc.*	9,924,671
118,853	Facebook Inc., Class A Shares*	18,001,475
1,884	GoDaddy Inc., Class A Shares*	77,508
2,596	IAC/InterActiveCorp.*	276,059
1,231	Match Group Inc.*(a)	23,980
11,738	MercadoLibre Inc.	3,229,241
595	Nutanix Inc., Class A Shares*(a)	11,097
9,006	Pandora Media Inc.*(a)	80,153
770	Twilio Inc., Class A Shares*(a)	18,719
22,824	Twitter Inc.*	418,136
2,863	VeriSign Inc.*	258,128
31,409	Yahoo! Inc.*	1,580,501
2,757	Yelp Inc., Class A Shares*	76,975
2,020	Zillow Group Inc., Class A Shares*	88,658
3,740	Zillow Group Inc., Class C Shares*	162,765

	Total Internet Software & Services	82,252,474

IT Services - 4.3%
22,822	Accenture PLC, Class A Shares	2,840,654
2,023	Alliance Data Systems Corp.	487,806

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.7% - (continued)
IT Services - 4.3% - (continued)
5,756	Amdocs Ltd.	$372,874
16,659	Automatic Data Processing Inc.	1,705,382
1,029	Black Knight Financial Services Inc., Class A Shares*	41,006
4,638	Booz Allen Hamilton Holding Corp., Class A Shares	182,923
4,025	Broadridge Financial Solutions Inc.	305,457
102,523	Cognizant Technology Solutions Corp., Class A Shares	6,859,814
7,994	Conduent Inc.*	131,182
2,225	CoreLogic Inc.*	96,342
6,013	CSRA Inc.	181,352
797	DST Systems Inc.	96,294
107,520	DXC Technology Co.*	8,334,950
2,011	Euronet Worldwide Inc.*	175,420
11,635	Fidelity National Information Services Inc.	999,097
11,522	First Data Corp., Class A Shares*	197,372
8,170	Fiserv Inc.*	1,023,538
3,377	FleetCor Technologies Inc.*	487,267
3,018	Gartner Inc.*	360,953
6,043	Genpact Ltd.	165,095
5,345	Global Payments Inc.	489,655
32,184	International Business Machines Corp.	4,912,244
3,099	Jack Henry & Associates Inc.	329,145
4,497	Leidos Holdings Inc.	249,853
35,425	MasterCard Inc., Class A Shares	4,353,024
11,777	Paychex Inc.	697,552
198,330	PayPal Holdings Inc.*	10,354,809
7,525	Sabre Corp.	168,786
2,306	Square Inc., Class A Shares*	53,015
5,209	Teradata Corp.*	141,997
5,539	Total System Services Inc.	329,847
5,885	Vantiv Inc., Class A Shares*	369,107
220,714	Visa Inc., Class A Shares	21,018,594
169,632	Western Union Co. (The)	3,226,401
1,564	WEX Inc.*	159,778

	Total IT Services	71,898,585

Semiconductors & Semiconductor Equipment - 3.6%
13,096	Analog Devices Inc.	1,123,113
39,901	Applied Materials Inc.	1,830,658
34,569	Broadcom Ltd.	8,278,584
4,031	Cree Inc.*	96,119
11,528	Cypress Semiconductor Corp.	161,277
3,056	First Solar Inc.*	117,687
351,000	Intel Corp.	12,674,610
5,791	KLA-Tencor Corp.	602,264
5,790	Lam Research Corp.	898,434
14,817	Marvell Technology Group Ltd.	255,445
10,364	Maxim Integrated Products Inc.	495,399
7,811	Microchip Technology Inc.	650,656
37,968	Micron Technology Inc.*	1,168,275
31,125	Microsemi Corp.*	1,528,549
57,520	NVIDIA Corp.	8,303,012
15,429	ON Semiconductor Corp.*	238,841
4,460	Qorvo Inc.*	347,657
201,899	QUALCOMM Inc.	11,562,756
64,689	Skyworks Solutions Inc.	6,884,850
2,424	SunPower Corp., Class A Shares*(a)	19,077
7,647	Teradyne Inc.	271,851
36,874	Texas Instruments Inc.	3,041,736
3,939	Versum Materials Inc.	122,267

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 23.7% - (continued)
Semiconductors & Semiconductor Equipment - 3.6% - (continued)
9,512	Xilinx Inc.	$634,545

	Total Semiconductors & Semiconductor Equipment	61,307,662

Software - 4.4%
104,346	Activision Blizzard Inc.	6,112,589
46,312	Adobe Systems Inc.*	6,569,820
3,315	ANSYS Inc.*	418,784
1,091	Atlassian Corp. PLC, Class A Shares*	39,014
7,747	Autodesk Inc.*	865,882
211,236	CA Inc.	6,710,968
8,955	Cadence Design Systems Inc.*	314,679
4,901	CDK Global Inc.	301,215
5,842	Citrix Systems Inc.*	482,199
7,693	Dell Technologies Inc., Class V Shares*	533,817
10,595	Electronic Arts Inc.*	1,200,731
6,180	FireEye Inc.*(a)	92,638
5,356	Fortinet Inc.*	210,705
2,916	Guidewire Software Inc.*	193,681
8,799	Intuit Inc.	1,237,491
2,877	Manhattan Associates Inc.*	134,759
277,744	Microsoft Corp.	19,397,641
9,054	Nuance Communications Inc.*	167,590
255,016	Oracle Corp.	11,575,176
4,264	PTC Inc.*	245,521
6,443	Red Hat Inc.*	577,099
71,509	Salesforce.com Inc.*	6,410,067
42,641	ServiceNow Inc.*	4,462,381
60,426	Splunk Inc.*	3,700,488
6,291	SS&C Technologies Holdings Inc.	236,416
22,346	Symantec Corp.	677,307
5,752	Synopsys Inc.*	430,652
2,214	Tableau Software Inc., Class A Shares*	137,290
1,219	Tyler Technologies Inc.*	208,303
1,017	Ultimate Software Group Inc. (The)*(a)	224,493
3,077	VMware Inc., Class A Shares*(a)	298,931
4,365	Workday Inc., Class A Shares*	436,413
30,201	Zynga Inc., Class A Shares*	106,307

	Total Software	74,711,047

Technology Hardware, Storage & Peripherals - 3.1%
272,359	Apple Inc.	41,605,561
62,309	Hewlett Packard Enterprise Co.	1,172,032
62,436	HP Inc.	1,171,299
45,059	NCR Corp.*	1,736,123
9,044	NetApp Inc.	366,192
65,935	Western Digital Corp.	5,938,106
37,615	Xerox Corp.	265,938

	Total Technology Hardware, Storage & Peripherals	52,255,251

	TOTAL INFORMATION TECHNOLOGY	400,114,791

MATERIALS - 3.3%
Chemicals - 2.1%
1,226	AdvanSix Inc.*	35,272
7,108	Air Products & Chemicals Inc.	1,023,978
3,838	Albemarle Corp.	435,997
2,448	Ashland Global Holdings Inc.	162,890
5,003	Axalta Coating Systems Ltd.*	156,594
2,480	Cabot Corp.	129,530
49,630	Celanese Corp., Class A Shares	4,295,477
8,611	CF Industries Holdings Inc.	231,636
41,299	Dow Chemical Co. (The)	2,558,886
5,141	Eastman Chemical Co.	411,846

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 3.3% - (continued)
Chemicals - 2.1% - (continued)
9,602	Ecolab Inc.	$1,275,530
121,171	EI du Pont de Nemours & Co.	9,562,815
5,028	FMC Corp.	378,960
7,387	Huntsman Corp.	176,549
3,011	International Flavors & Fragrances Inc.	415,187
12,072	LyondellBasell Industries NV, Class A Shares	972,037
15,954	Monsanto Co.	1,873,319
12,162	Mosaic Co. (The)	275,226
290	NewMarket Corp.	134,952
6,980	Platform Specialty Products Corp.*	87,110
75,536	PPG Industries Inc.	8,034,009
10,300	Praxair Inc.	1,362,587
4,088	RPM International Inc.	221,692
1,814	Scotts Miracle-Gro Co. (The)	157,111
2,917	Sherwin-Williams Co. (The)	967,773
2,981	Valspar Corp. (The)	336,823
8,101	Valvoline Inc.	181,219
1,544	Westlake Chemical Corp.	94,894
1,972	WR Grace & Co.	141,373

	Total Chemicals	36,091,272

Construction Materials - 0.1%
1,755	Eagle Materials Inc.	165,496
2,216	Martin Marietta Materials Inc.	496,606
4,561	Vulcan Materials Co.	568,529

	Total Construction Materials	1,230,631

Containers & Packaging - 0.9%
1,757	AptarGroup Inc.	149,363
3,465	Avery Dennison Corp.	291,961
12,066	Ball Corp.	493,499
2,489	Bemis Co., Inc.	111,109
4,857	Berry Global Group Inc.*	281,657
162,941	Crown Holdings Inc.*	9,408,213
12,813	Graphic Packaging Holding Co.	173,104
14,961	International Paper Co.	791,138
54,917	Owens-Illinois Inc.*	1,239,477
3,222	Packaging Corp. of America	329,159
7,391	Sealed Air Corp.	328,308
1,410	Silgan Holdings Inc.	44,852
3,691	Sonoco Products Co.	187,171
8,605	WestRock Co.	468,284

	Total Containers & Packaging	14,297,295

Metals & Mining - 0.2%
5,431	Alcoa Corp.	178,897
1,348	Compass Minerals International Inc.	86,474
54,042	Freeport-McMoRan Inc.*	620,943
18,779	Newmont Mining Corp.	641,303
11,584	Nucor Corp.	673,030
2,793	Reliance Steel & Aluminum Co.	203,749
2,355	Royal Gold Inc.	189,389
3,482	Southern Copper Corp.	121,731
8,189	Steel Dynamics Inc.	278,344
12,091	Tahoe Resources Inc.	107,005
5,850	United States Steel Corp.	121,973

	Total Metals & Mining	3,222,838

Paper & Forest Products - 0.0%
2,583	Domtar Corp.	93,970

	TOTAL MATERIALS	54,936,006

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
3,070	Alexandria Real Estate Equities Inc.	$358,208
4,920	American Campus Communities Inc.	233,503
6,687	American Homes 4 Rent, Class A Shares	150,257
15,344	American Tower Corp.	2,012,979
5,159	Apartment Investment & Management Co., Class A Shares	221,424
6,602	Apple Hospitality REIT Inc.	123,589
5,031	AvalonBay Communities Inc.	962,128
5,576	Boston Properties Inc.	676,480
6,910	Brandywine Realty Trust	120,441
7,550	Brixmor Property Group Inc.	136,202
2,835	Camden Property Trust	236,184
3,455	Care Capital Properties Inc.	90,832
21,264	Colony NorthStar Inc., Class A Shares	300,460
4,881	Columbia Property Trust Inc.	105,430
3,254	CoreCivic Inc.(a)	93,553
3,726	Corporate Office Properties Trust	125,678
13,148	Crown Castle International Corp.	1,336,494
6,572	CubeSmart	164,037
2,789	CyrusOne Inc.	156,909
3,337	DCT Industrial Trust Inc.	175,893
10,775	DDR Corp.	92,449
5,860	Digital Realty Trust Inc.	692,593
5,519	Douglas Emmett Inc.	209,501
13,162	Duke Realty Corp.	377,355
4,957	Empire State Realty Trust Inc., Class A Shares	103,106
2,334	EPR Properties	165,504
2,762	Equinix Inc.	1,218,070
4,904	Equity Commonwealth*	152,612
3,016	Equity LifeStyle Properties Inc.	254,550
116,212	Equity Residential	7,564,239
2,376	Essex Property Trust Inc.	610,442
4,049	Extra Space Storage Inc.	313,676
2,343	Federal Realty Investment Trust	287,580
8,393	Forest City Realty Trust Inc., Class A Shares	191,109
6,841	Gaming and Leisure Properties Inc.	251,133
21,554	GGP Inc.	480,223
16,526	HCP Inc.	517,925
4,969	Healthcare Trust of America Inc., Class A Shares	152,499
3,892	Highwoods Properties Inc.	196,157
5,926	Hospitality Properties Trust	171,380
27,574	Host Hotels & Resorts Inc.	496,056
3,339	Invitation Homes Inc.	71,855
8,304	Iron Mountain Inc.	289,976
3,637	Kilroy Realty Corp.	266,301
15,777	Kimco Realty Corp.	276,729
3,014	Lamar Advertising Co., Class A Shares	211,010
5,382	Liberty Property Trust	221,146
1,840	Life Storage Inc.	137,816
5,286	Macerich Co. (The)	303,469
4,272	Mid-America Apartment Communities Inc.	435,488
5,741	National Retail Properties Inc.	220,282
5,581	Omega Healthcare Investors Inc.	174,797
5,049	Outfront Media Inc.	115,370
7,238	Paramount Group Inc.	111,610
4,536	Park Hotels & Resorts Inc.	116,757
5,817	Piedmont Office Realty Trust Inc., Class A Shares	123,262
19,275	Prologis Inc.	1,070,533
5,303	Public Storage	1,142,001
3,703	Quality Care Properties Inc.*	62,655
4,316	Rayonier Inc.	121,236

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.2% - (continued)
Equity Real Estate Investment Trusts (REITs) - 2.2% - (continued)
9,730	Realty Income Corp.	$534,469
5,408	Regency Centers Corp.	329,131
9,541	Retail Properties of America Inc., Class A Shares	117,354
4,336	SBA Communications Corp., Class A Shares*	599,148
9,459	Senior Housing Properties Trust	199,963
10,999	Simon Property Group Inc.	1,696,596
3,151	SL Green Realty Corp.	318,346
19,268	Spirit Realty Capital Inc.	139,308
5,415	STORE Capital Corp.	110,358
2,564	Sun Communities Inc.	220,863
3,746	Tanger Factory Outlet Centers Inc.	97,621
1,998	Taubman Centers Inc.	122,178
10,000	UDR Inc.	386,100
4,712	Uniti Group Inc.	117,847
12,312	Ventas Inc.	818,625
29,755	VEREIT Inc.	246,074
6,158	Vornado Realty Trust	567,768
4,596	Weingarten Realty Investors	138,294
13,124	Welltower Inc.	952,015
27,260	Weyerhaeuser Co.	898,490
3,750	WP Carey Inc.	244,612

	Total Equity Real Estate Investment Trusts (REITs)	36,606,293

Real Estate Management & Development - 0.0%
11,328	CBRE Group Inc., Class A Shares*	395,121
1,011	Howard Hughes Corp. (The)*	129,570
1,809	Jones Lang LaSalle Inc.	208,885
5,022	Realogy Holdings Corp.	152,970

	Total Real Estate Management & Development	886,546

	TOTAL REAL ESTATE	37,492,839

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
386,330	AT&T Inc.	14,885,295
19,782	CenturyLink Inc.(a)	493,561
45,607	Frontier Communications Corp.(a)	59,745
10,324	Level 3 Communications Inc.*	614,485
274,760	Verizon Communications Inc.	12,814,806
6,095	Zayo Group Holdings Inc.*	196,015

	Total Diversified Telecommunication Services	29,063,907

Wireless Telecommunication Services - 0.1%
29,337	Sprint Corp.*	249,071
3,936	Telephone & Data Systems Inc.	112,294
10,362	T-Mobile US Inc.*	698,606
511	United States Cellular Corp.*	20,420

	Total Wireless Telecommunication Services	1,080,391

	TOTAL TELECOMMUNICATION SERVICES	30,144,298

UTILITIES - 2.0%
Electric Utilities - 1.4%
8,663	Alliant Energy Corp.	359,255
18,165	American Electric Power Co., Inc.	1,303,884
2,229	Avangrid Inc.	101,263
25,194	Duke Energy Corp.	2,158,622
93,664	Edison International	7,640,173
6,300	Entergy Corp.	498,078
11,470	Eversource Energy	711,943
32,149	Exelon Corp.	1,167,330
15,826	FirstEnergy Corp.	462,752
7,897	Great Plains Energy Inc.	226,881
3,865	Hawaiian Electric Industries Inc.	128,086

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.0% - (continued)
Electric Utilities - 1.4% - (continued)
16,980	NextEra Energy Inc.	$2,401,651
7,526	OGE Energy Corp.	268,151
18,250	PG&E Corp.	1,247,935
3,712	Pinnacle West Capital Corp.	327,955
24,834	PPL Corp.	991,125
36,126	Southern Co. (The)	1,828,337
5,367	Westar Energy Inc., Class A Shares	284,183
18,690	Xcel Energy Inc.	895,438

	Total Electric Utilities	23,003,042

Gas Utilities - 0.1%
3,821	Atmos Energy Corp.	318,328
2,961	National Fuel Gas Co.	168,066
6,146	UGI Corp.	314,552

	Total Gas Utilities	800,946

Independent Power and Renewable Electricity Producers - 0.0%
25,580	AES Corp.	298,775
13,718	Calpine Corp.*	176,276
11,551	NRG Energy Inc.	185,509

	Total Independent Power and Renewable Electricity Producers	660,560

Multi-Utilities - 0.5%
8,750	Ameren Corp.	496,562
16,434	CenterPoint Energy Inc.	470,177
9,704	CMS Energy Corp.	460,067
11,097	Consolidated Edison Inc.	918,721
22,400	Dominion Energy Inc.	1,809,248
6,445	DTE Energy Co.	705,856
7,173	MDU Resources Group Inc.	195,321
12,937	NiSource Inc.	337,268
18,505	Public Service Enterprise Group Inc.	831,059
4,954	SCANA Corp.	337,863
9,146	Sempra Energy	1,065,417
3,276	Vectren Corp.	200,950
11,454	WEC Energy Group Inc.	718,853

	Total Multi-Utilities	8,547,362

Water Utilities - 0.0%
6,451	American Water Works Co., Inc.	504,339
5,383	Aqua America Inc.	175,970

	Total Water Utilities	680,309

	TOTAL UTILITIES	33,692,219

	TOTAL COMMON STOCKS (Cost - $1,154,998,907)	1,599,718,060

CLOSED END MUTUAL FUND SECURITY - 3.3%
FINANCIALS - 3.3%
Capital Markets - 3.3%
482,825	iShares Russell 1000 Value, Common Class (Cost - $47,655,182)	55,297,947

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,202,654,089)	1,655,016,007

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Face Amount	Security	Value
SHORT-TERM INVESTMENTS (c) - 2.0%
MONEY MARKET FUND - 0.5%
$ 9,172,280	Invesco STIT - Government & Agency Portfolio, Institutional Class(d) (Cost - $9,172,280)	$9,172,280

TIME DEPOSITS - 1.5%
8,941,606	Banco Santander SA - Frankfurt, 0.420% due 6/1/17	8,941,606
1,225,548	Barclays Bank PLC - London, 0.420% due 6/1/17	1,225,548
2,058,943	Citibank - Puerto Rico, 0.420% due 6/1/17	2,058,943
1,272,761	DNB - Oslo, 0.420% due 6/1/17	1,272,761
11,169,986	Wells Fargo - Grand Cayman, 0.420% due 6/1/17	11,169,986

	TOTAL TIME DEPOSITS (Cost - $24,668,844)	24,668,844

	TOTAL SHORT-TERM INVESTMENTS (Cost - $33,841,124)	33,841,124

	TOTAL INVESTMENTS - 100.2% (Cost - $1,236,495,213#)	1,688,857,131

	Liabilities in Excess of Other Assets - (0.2)%	(3,997,649)

	TOTAL NET ASSETS - 100.0%	$1,684,859,482

*	Non-income producing security.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Affiliated security:

Underlying Security	Number of Shares held at August 31, 2016	Shares purchased	Shares sold	Number of Shares held at May 31, 2017
Morgan Stanley	57,495	—	(3,772)	53,723

Underlying Security	Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of May 31, 2017
Morgan Stanley	$70,434	$33,337	$2,242,398

(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.5%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	23.7%
Financials	14.8
Health Care	13.9
Consumer Discretionary	11.7
Consumer Staples	9.5
Industrials	9.1
Energy	6.1
Materials	3.2
Real Estate	2.2
Utilities	2.0
Telecommunication Services	1.8
Short-Term Investments	2.0

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2017, Large Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index June Futures	85	6/17	$10,246,750	$243,816
S&P MidCap 400 E-mini Index June Futures	5	6/17	860,000	12,784

				$256,600

At May 31, 2017, Large Cap Equity Fund had deposited cash of $424,500 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 0.4%
3,637	American Axle & Manufacturing Holdings Inc.*	$54,955
2,416	Cooper Tire & Rubber Co.	86,976
633	Cooper-Standard Holdings Inc.*	68,370
6,525	Dana Inc.	137,808
1,155	Dorman Products Inc.*	96,327
1,035	Fox Factory Holding Corp.*	34,000
12,608	Gentex Corp.	239,300
1,688	Gentherm Inc.*	63,638
11,210	Goodyear Tire & Rubber Co. (The)	361,186
901	Horizon Global Corp.*	13,254
1,042	LCI Industries	92,738
3,072	Lear Corp.	457,851
1,718	Modine Manufacturing Co.*	26,113
584	Motorcar Parts of America Inc.*	16,977
971	Standard Motor Products Inc.	47,249
1,297	Stoneridge Inc.*	20,052
127	Strattec Security Corp.	4,515
1,229	Superior Industries International Inc.	23,965
2,317	Tenneco Inc.	131,721
1,045	Tower International Inc.	24,244
208	Unique Fabricating Inc.	1,932
1,506	Visteon Corp.*	151,037
421	Workhorse Group Inc.*	1,482

	Total Auto Components	2,155,690

Automobiles - 0.0%
2,111	Thor Industries Inc.	191,109
1,223	Winnebago Industries Inc.	29,963

	Total Automobiles	221,072

Distributors - 0.2%
2,033	Core-Mark Holding Co., Inc.	69,224
20,341	LKQ Corp.*	640,538
1,771	Pool Corp.	210,979
241	Weyco Group Inc.	6,587

	Total Distributors	927,328

Diversified Consumer Services - 0.8%
2,735	Adtalem Global Education Inc.	102,289
741	American Public Education Inc.*	16,302
460	Ascent Capital Group Inc., Class A Shares*	6,334
638	Bridgepoint Education Inc.*	8,830
28,117	Bright Horizons Family Solutions Inc.*	2,157,136
206	Cambium Learning Group Inc.*	1,024
526	Capella Education Co.	45,525
3,053	Career Education Corp.*	28,820
479	Carriage Services Inc., Class A Shares	12,593
3,704	Chegg Inc.*(a)	44,448
367	Collectors Universe Inc.	9,193
190	Graham Holdings Co., Class B Shares	113,772
1,975	Grand Canyon Education Inc.*	154,840
9,131	H&R Block Inc.	242,337
5,201	Houghton Mifflin Harcourt Co.*	64,232
1,585	K12 Inc.*	29,846
1,139	Laureate Education Inc., Class A Shares*	19,044
299	Liberty Tax Inc.	4,216
25,177	Regis Corp.*	237,923
8,331	Service Corp. International	265,592
6,018	ServiceMaster Global Holdings Inc.*	227,480
2,147	Sotheby’s*	112,911
495	Strayer Education Inc.	43,783

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Diversified Consumer Services - 0.8% - (continued)
1,152	Weight Watchers International Inc.*(a)	$30,298

	Total Diversified Consumer Services	3,978,768

Hotels, Restaurants & Leisure - 3.0%
50,199	Aramark	1,870,415
3,835	Belmond Ltd., Class A Shares*	47,362
47	Biglari Holdings Inc.*	17,870
782	BJ’s Restaurants Inc.*	35,034
4,681	Bloomin’ Brands Inc.	93,760
896	Bob Evans Farms Inc.	63,087
366	Bojangles’ Inc.*	6,405
3,496	Boyd Gaming Corp.*	88,833
2,169	Brinker International Inc.	85,090
770	Buffalo Wild Wings Inc.*	110,649
2,111	Caesars Acquisition Co., Class A Shares*	37,259
2,610	Caesars Entertainment Corp.*(a)	28,579
1,631	Carrols Restaurant Group Inc.*	19,327
1,025	Century Casinos Inc.*	8,005
2,025	Cheesecake Factory Inc. (The)	119,434
1,445	Choice Hotels International Inc.	93,853
587	Churchill Downs Inc.	98,411
760	Chuy’s Holdings Inc.*	20,444
2,676	ClubCorp Holdings Inc.	35,591
846	Cracker Barrel Old Country Store Inc.(a)	141,121
1,667	Dave & Buster’s Entertainment Inc.*	111,189
1,025	Del Frisco’s Restaurant Group Inc.*	17,425
1,061	Del Taco Restaurants Inc.*	13,613
2,685	Denny’s Corp.*	31,951
820	DineEquity Inc.	37,515
2,220	Domino’s Pizza Inc.	470,018
4,041	Dunkin’ Brands Group Inc.	236,439
983	El Pollo Loco Holdings Inc.*(a)	13,418
81,720	Eldorado Resorts Inc.*(a)	1,695,690
60	Empire Resorts Inc.*	1,467
2,728	Extended Stay America Inc.	49,650
1,257	Fiesta Restaurant Group Inc.*	27,717
348	Fogo De Chao Inc.*	4,768
573	Golden Entertainment Inc.	9,518
728	Habit Restaurants Inc. (The), Class A Shares*	13,504
1,456	Hyatt Hotels Corp., Class A Shares*	84,011
4,937	ILG Inc.	133,003
4,111	International Game Technology PLC	72,970
1,193	International Speedway Corp., Class A Shares	42,113
782	Intrawest Resorts Holdings Inc.*	18,541
603	J Alexander’s Holdings Inc.*	6,844
1,454	Jack in the Box Inc.	154,967
521	Jamba Inc.*	3,673
368	Kona Grill Inc.*	1,472
3,040	La Quinta Holdings Inc.*	42,134
1,033	Lindblad Expeditions Holdings Inc.*	9,834
584	Luby’s Inc.*	1,553
895	Marcus Corp. (The)	29,535
970	Marriott Vacations Worldwide Corp.	113,024
28,850	MGM Resorts International	915,122
464	Monarch Casino & Resort Inc.*	13,990
149	Nathan’s Famous Inc.*	9,372
502	Noodles & Co., Class A Shares*	2,435
979	Panera Bread Co., Class A Shares*	307,886
1,183	Papa John’s International Inc.	95,314
3,560	Penn National Gaming Inc.*	68,815
2,543	Pinnacle Entertainment Inc.*	49,817

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Hotels, Restaurants & Leisure - 3.0% - (continued)
1,076	Planet Fitness Inc., Class A Shares	$23,511
1,098	Potbelly Corp.*	12,627
657	Red Lion Hotels Corp.*	4,303
615	Red Robin Gourmet Burgers Inc.*	44,326
1,418	Red Rock Resorts Inc., Class A Shares	33,522
2,855	Royal Caribbean Cruises Ltd.	314,564
2,263	Ruby Tuesday Inc.*	4,979
1,430	Ruth’s Hospitality Group Inc.	30,888
2,189	Scientific Games Corp., Class A Shares*	50,785
115,396	SeaWorld Entertainment Inc.	2,059,819
728	Shake Shack Inc., Class A Shares*(a)	26,951
3,134	Six Flags Entertainment Corp.	189,231
41,360	Sonic Corp.	1,208,539
436	Speedway Motorsports Inc.	7,508
12,065	Texas Roadhouse Inc., Class A Shares	590,220
8,348	Vail Resorts Inc.	1,785,637
8,723	Wendy’s Co. (The)	141,051
703	Wingstop Inc.	20,043
5,502	Yum! Brands Inc.	399,665
945	Zoe’s Kitchen Inc.*(a)	13,145

	Total Hotels, Restaurants & Leisure	14,892,150

Household Durables - 2.0%
554	AV Homes Inc.*	8,684
455	Bassett Furniture Industries Inc.	13,513
1,590	Beazer Homes USA Inc.*	19,398
3,320	CalAtlantic Group Inc.	119,653
390	Cavco Industries Inc.*	42,997
766	Century Communities Inc.*	19,073
315	CSS Industries Inc.	8,376
1,148	Ethan Allen Interiors Inc.	30,939
286	Flexsteel Industries Inc.	14,486
4,760	GoPro Inc., Class A Shares*	39,127
868	Green Brick Partners Inc.*(a)	8,593
1,204	Helen of Troy Ltd.*	109,564
383	Hooker Furniture Corp.	16,431
6,700	Hovnanian Enterprises Inc., Class A Shares*(a)	16,281
30,424	Installed Building Products Inc.*	1,509,030
1,151	iRobot Corp.*	106,721
3,596	KB Home	75,444
2,253	La-Z-Boy Inc.	59,704
5,909	Leggett & Platt Inc.	307,386
7,942	Lennar Corp., Class A Shares	407,504
459	Lennar Corp., Class B Shares	19,705
719	LGI Homes Inc.*(a)	23,296
1,046	Libbey Inc.	8,546
440	Lifetime Brands Inc.	8,096
1,118	M/I Homes Inc.*	31,516
1,922	MDC Holdings Inc.	64,675
1,620	Meritage Homes Corp.*	64,638
14,452	Mohawk Industries Inc.*	3,458,364
193	NACCO Industries Inc., Class A Shares	12,786
522	New Home Co., Inc. (The)*	5,611
155	NVR Inc.*	353,769
972	PICO Holdings Inc.*	15,892
13,857	PulteGroup Inc.	314,138
1,711	Taylor Morrison Home Corp., Class A Shares*	39,781
2,063	Tempur Sealy International Inc.*(a)	95,806
6,666	Toll Brothers Inc.	246,042
38,114	TopBuild Corp.*	2,041,005
6,389	TRI Pointe Group Inc.*	79,032

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Household Durables - 2.0% - (continued)
2,182	Tupperware Brands Corp.	$156,908
624	UCP Inc., Class A Shares*	6,864
651	Universal Electronics Inc.*	42,055
1,144	William Lyon Homes, Class A Shares*(a)	25,912
1,043	ZAGG Inc.*	8,709

	Total Household Durables	10,056,050

Internet & Direct Marketing Retail - 0.4%
938	1-800-Flowers.com Inc., Class A Shares*	9,380
474	Duluth Holdings Inc., Class B Shares*(a)	9,253
4,835	Etsy Inc.*	64,837
8,512	Expedia Inc.	1,223,856
801	FTD Cos., Inc.*	13,873
379	Gaia Inc., Class A Shares*	4,131
15,883	Groupon Inc., Class A Shares*	47,808
1,154	HSN Inc.	38,255
647	Lands’ End Inc.*(a)	11,387
2,325	Liberty Expedia Holdings Inc., Class A Shares*	121,295
2,573	Liberty TripAdvisor Holdings Inc., Class A Shares*	30,490
3,514	Liberty Ventures, Series A*	189,370
1,247	Nutrisystem Inc.	64,907
662	Overstock.com Inc.*	9,301
1,003	PetMed Express Inc.(a)	35,195
1,478	Shutterfly Inc.*	73,146
1,454	Wayfair Inc., Class A Shares*(a)	91,529

	Total Internet & Direct Marketing Retail	2,038,013

Leisure Products - 0.7%
43,124	Acushnet Holdings Corp.(a)	819,356
2,530	American Outdoor Brands Corp.*(a)	57,304
36,674	Brunswick Corp.	2,026,605
4,424	Callaway Golf Co.	56,362
544	Escalade Inc.(a)	6,528
826	JAKKS Pacific Inc.*(a)	3,469
220	Johnson Outdoors Inc., Class A Shares	9,447
878	Malibu Boats Inc., Class A Shares*	21,291
338	Marine Products Corp.	4,600
472	MCBC Holdings Inc.	9,077
1,428	Nautilus Inc.*	25,918
2,608	Polaris Industries Inc.(a)	218,029
661	Sturm Ruger & Co., Inc.(a)	42,106
2,374	Vista Outdoor Inc.*	49,807

	Total Leisure Products	3,349,899

Media - 1.3%
2,419	AMC Entertainment Holdings Inc., Class A Shares	54,427
2,426	AMC Networks Inc., Class A Shares*	128,529
206	Cable One Inc.	148,032
3,020	Central European Media Enterprises Ltd., Class A Shares*(a)	11,778
4,626	Cinemark Holdings Inc.	183,051
1,440	Clear Channel Outdoor Holdings Inc., Class A Shares	5,544
56	Daily Journal Corp.*(a)	11,777
1,197	Entercom Communications Corp., Class A Shares	12,329
3,206	Entravision Communications Corp., Class A Shares	18,434
1,361	Eros International PLC*(a)	13,066
2,561	EW Scripps Co. (The), Class A Shares*	43,998
5,494	Gannett Co., Inc.	43,128
2,205	Global Eagle Entertainment Inc.*	6,813
2,696	Gray Television Inc.*	32,487
199	Hemisphere Media Group Inc., Class A Shares*	2,239
16,494	IMAX Corp.*	413,175
17,761	Interpublic Group of Cos., Inc. (The)	442,782

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Media - 1.3% - (continued)
1,952	John Wiley & Sons Inc., Class A Shares	$98,966
312	Liberty Media Corp-Liberty Braves, Class A Shares*	7,401
1,116	Liberty Media Corp-Liberty Braves, Class C Shares*	26,025
1,104	Liberty Media Corp-Liberty Formula One, Class A Shares*	35,218
2,098	Liberty Media Corp-Liberty Formula One, Class C Shares*(a)	69,863
2,195	Lions Gate Entertainment Corp., Class A Shares	59,484
51,372	Lions Gate Entertainment Corp., Class B Shares*	1,299,198
5,858	Live Nation Entertainment Inc.*	202,042
608	Loral Space & Communications Inc.*	24,016
6,570	Madison Square Garden Co. (The), Class A Shares*	1,283,844
2,540	MDC Partners Inc., Class A Shares	21,082
1,657	Meredith Corp.	89,644
2,538	MSG Networks Inc., Class A Shares*	53,425
2,849	National CineMedia Inc.	20,712
1,832	New Media Investment Group Inc.	23,688
5,411	New York Times Co. (The), Class A Shares	95,234
15,706	Nexstar Media Group Inc., Class A Shares	898,383
846	Reading International Inc., Class A Shares*	13,502
3,495	Regal Entertainment Group, Class A Shares	72,696
152	Saga Communications Inc., Class A Shares	7,364
576	Salem Media Group Inc., Class A Shares(a)	3,946
1,132	Scholastic Corp.	48,144
3,229	Sinclair Broadcast Group Inc., Class A Shares	104,620
9,561	TEGNA Inc.	226,978
4,490	Time Inc.	56,125
542	Townsquare Media Inc., Class A Shares*	5,452
3,223	Tribune Media Co., Class A Shares	123,119
1,310	tronc Inc.*	14,698
943	Urban One Inc.*(a)	1,886
1,494	World Wrestling Entertainment Inc., Class A Shares(a)	30,493

	Total Media	6,588,837

Multiline Retail - 0.4%
1,943	Big Lots Inc.(a)	94,877
600	Dillard’s Inc., Class A Shares(a)	30,888
13,404	Dollar General Corp.	983,720
7,556	Dollar Tree Inc.*	587,101
1,372	Fred’s Inc., Class A Shares(a)	18,879
13,187	JC Penney Co., Inc.*(a)	61,979
929	Ollie’s Bargain Outlet Holdings Inc.*	38,228
591	Sears Holdings Corp.*(a)	4,367
2,436	Tuesday Morning Corp.*(a)	4,141

	Total Multiline Retail	1,824,180

Specialty Retail - 2.1%
2,885	Aaron’s Inc.	105,360
3,181	Abercrombie & Fitch Co., Class A Shares	41,957
7,215	American Eagle Outfitters Inc.	82,973
323	America’s Car-Mart Inc.*(a)	11,676
926	Asbury Automotive Group Inc.*	51,810
8,138	Ascena Retail Group Inc.*	14,404
367	At Home Group Inc.*	6,878
2,822	AutoNation Inc.*	111,525
1,751	Barnes & Noble Education Inc.*	16,617
3,092	Barnes & Noble Inc.	20,716
682	Big 5 Sporting Goods Corp.	9,480
615	Boot Barn Holdings Inc.*(a)	4,791
1,346	Buckle Inc. (The)(a)	22,882
571	Build-A-Bear Workshop Inc.*	6,138
3,091	Burlington Stores Inc.*	302,454
2,223	Cabela’s Inc.*	117,441
1,964	Caleres Inc.	53,696

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Specialty Retail - 2.1% - (continued)
603	Camping World Holdings Inc., Class A Shares(a)	$16,281
1,179	Cato Corp. (The), Class A Shares	23,769
5,609	Chico’s FAS Inc.	53,061
721	Children’s Place Inc. (The)	78,012
564	Citi Trends Inc.	10,293
945	Conn’s Inc.*(a)	16,160
932	Container Store Group Inc. (The)*(a)	5,368
3,331	CST Brands Inc.	160,987
1,308	Destination XL Group Inc.*	3,139
3,847	Dick’s Sporting Goods Inc.	158,227
2,805	DSW Inc., Class A Shares	47,208
32,287	Express Inc.*	250,547
1,940	Finish Line Inc. (The), Class A Shares	27,373
2,334	Five Below Inc.*	119,734
5,953	Foot Locker Inc.	353,668
1,797	Francesca’s Holdings Corp.*	22,750
4,471	GameStop Corp., Class A Shares(a)	98,988
9,538	Genesco Inc.*	354,814
3,156	GNC Holdings Inc., Class A Shares(a)	23,923
889	Group 1 Automotive Inc.	53,473
2,806	Guess? Inc.(a)	33,784
806	Haverty Furniture Cos., Inc.	19,304
1,045	Hibbett Sports Inc.*	24,244
609	Kirkland’s Inc.*	5,511
4,473	Lithia Motors Inc., Class A Shares	406,372
1,247	Lumber Liquidators Holdings Inc.*(a)	36,138
950	MarineMax Inc.*	17,148
3,723	Michaels Cos., Inc. (The)*	71,966
1,342	Monro Muffler Brake Inc.	66,563
1,539	Murphy USA Inc.*	104,698
25,200	New York & Co., Inc.*	37,296
97,778	Office Depot Inc.	499,646
4,268	O’Reilly Automotive Inc.*	1,033,197
1,232	Party City Holdco Inc.*(a)	20,390
1,648	Penske Automotive Group Inc.	69,793
3,789	Pier 1 Imports Inc.	18,983
2,354	Rent-A-Center Inc.(a)	26,859
5,907	RH*(a)	331,442
62,079	Ross Stores Inc.	3,968,090
6,516	Sally Beauty Holdings Inc.*	117,418
749	Sears Hometown and Outlet Stores Inc.*(a)	2,284
1,832	Select Comfort Corp.*	52,762
652	Shoe Carnival Inc.	13,333
1,287	Sonic Automotive Inc., Class A Shares	24,196
1,100	Sportsman’s Warehouse Holdings Inc.*(a)	6,413
1,154	Stage Stores Inc.(a)	2,504
27,870	Staples Inc.	253,060
1,574	Stein Mart Inc.(a)	2,298
2,242	Tailored Brands Inc.(a)	23,810
1,539	Tile Shop Holdings Inc.	30,241
727	Tilly’s Inc., Class A Shares	7,670
3,866	Urban Outfitters Inc.*	72,951
1,088	Vitamin Shoppe Inc.*	12,621
682	West Marine Inc.	6,704
3,928	Williams-Sonoma Inc.	191,137
109	Winmark Corp.	13,353
808	Zumiez Inc.*	11,514

	Total Specialty Retail	10,494,266

Textiles, Apparel & Luxury Goods - 1.5%
25,256	Carter’s Inc.	2,075,033

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 12.8% - (continued)
Textiles, Apparel & Luxury Goods - 1.5% - (continued)
1,149	Columbia Sportswear Co.	$62,368
36,467	Crocs Inc.*	249,070
488	Culp Inc.	15,665
12,599	Deckers Outdoor Corp.*	873,867
428	Delta Apparel Inc.*	8,081
1,928	Fossil Group Inc.*(a)	20,764
1,494	G-III Apparel Group Ltd.*	29,238
50,090	Hanesbrands Inc.(a)	1,034,358
1,912	Iconix Brand Group Inc.*	11,453
5,639	Kate Spade & Co.*	103,870
4,219	lululemon athletica Inc.*	203,651
715	Movado Group Inc.	15,086
699	Oxford Industries Inc.	37,564
489	Perry Ellis International Inc.*	8,968
21,923	PVH Corp.	2,322,742
1,751	Sequential Brands Group Inc.*(a)	5,621
5,786	Skechers U.S.A. Inc., Class A Shares*	147,659
2,670	Steven Madden Ltd.*	104,797
332	Superior Uniform Group Inc.	6,408
743	Unifi Inc.*	20,908
1,040	Vera Bradley Inc.*	9,786
939	Vince Holding Corp.*	564
4,275	Wolverine World Wide Inc.	111,150

	Total Textiles, Apparel & Luxury Goods	7,478,671

	TOTAL CONSUMER DISCRETIONARY	64,004,924

CONSUMER STAPLES - 1.7%
Beverages - 0.2%
360	Boston Beer Co., Inc. (The), Class A Shares*	51,390
218	Coca-Cola Bottling Co. Consolidated	49,647
663	Craft Brew Alliance Inc.*	11,072
581	MGP Ingredients Inc.(a)	29,753
14,648	Monster Beverage Corp.*	740,603
532	National Beverage Corp.	51,045
1,068	Primo Water Corp.*	13,126

	Total Beverages	946,636

Food & Staples Retailing - 0.4%
1,253	Andersons Inc. (The)	43,980
1,729	Casey’s General Stores Inc.	201,238
782	Chefs’ Warehouse Inc. (The)*	11,847
639	Ingles Markets Inc., Class A Shares	23,387
25,463	Kroger Co. (The)	758,288
26,251	Natural Grocers by Vitamin Cottage Inc.*(a)	260,147
1,541	Performance Food Group Co.*	43,610
842	PriceSmart Inc.	74,307
45,391	Rite Aid Corp.*	154,783
986	Smart & Final Stores Inc.*(a)	12,917
1,547	SpartanNash Co.	46,101
5,700	Sprouts Farmers Market Inc.*	136,572
12,401	SUPERVALU Inc.*	47,744
2,138	United Natural Foods Inc.*	85,392
1,907	US Foods Holding Corp.*	57,134
271	Village Super Market Inc., Class A Shares	6,743
470	Weis Markets Inc.	24,261

	Total Food & Staples Retailing	1,988,451

Food Products - 0.7%
1,018	AdvancePierre Foods Holdings Inc.	40,995
205	Alico Inc.	6,140
1,311	Amplify Snack Brands Inc.*(a)	11,996
2,944	B&G Foods Inc.(a)	119,379

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.7% - (continued)
Food Products - 0.7% - (continued)
19,210	Blue Buffalo Pet Products Inc.*	$451,243
713	Calavo Growers Inc.	48,270
1,434	Cal-Maine Foods Inc.*(a)	53,345
7,065	Darling Ingredients Inc.*	110,708
3,975	Dean Foods Co.	72,504
410	Farmer Brothers Co.*	12,300
7,659	Flowers Foods Inc.	141,538
1,243	Fresh Del Monte Produce Inc.	62,995
1,174	Freshpet Inc.*(a)	17,845
4,554	Hain Celestial Group Inc. (The)*	159,071
3,137	Ingredion Inc.	357,900
1,017	Inventure Foods Inc.*	4,322
636	J&J Snack Foods Corp.	82,744
406	John B Sanfilippo & Son Inc.	26,297
812	Lancaster Colony Corp.	100,550
1,251	Landec Corp.*	17,514
83	Lifeway Foods Inc.*	815
432	Limoneira Co.	7,962
1,018	Omega Protein Corp.	17,764
2,548	Pilgrim’s Pride Corp.*	59,292
5,060	Pinnacle Foods Inc.	315,289
2,820	Post Holdings Inc.*	226,559
869	Sanderson Farms Inc.	103,150
12	Seaboard Corp.	48,594
283	Seneca Foods Corp., Class A Shares*	8,716
3,526	Snyder’s-Lance Inc.	129,580
771	Tootsie Roll Industries Inc.(a)	26,754
5,827	TreeHouse Foods Inc.*	449,728

	Total Food Products	3,291,859

Household Products - 0.2%
391	Central Garden & Pet Co.*	11,699
16,390	Central Garden & Pet Co., Class A Shares*	473,835
2,729	Energizer Holdings Inc.	146,274
5,191	HRG Group Inc.*	98,473
189	Oil-Dri Corp. of America	6,515
419	Orchids Paper Products Co.(a)	5,988
1,087	Spectrum Brands Holdings Inc.	146,147
631	WD-40 Co.	66,697

	Total Household Products	955,628

Personal Products - 0.2%
19,068	Avon Products Inc.*	64,831
20,110	Coty Inc., Class A Shares	380,883
2,592	Edgewell Personal Care Co.*	189,579
359	elf Beauty Inc.*	8,785
3,115	Herbalife Ltd.*(a)	223,595
786	Inter Parfums Inc.	27,353
720	Lifevantage Corp.*(a)	2,873
495	Medifast Inc.	20,597
391	Natural Health Trends Corp.	10,893
462	Nature’s Sunshine Products Inc.	5,844
2,252	Nu Skin Enterprises Inc., Class A Shares	123,590
347	Nutraceutical International Corp.	14,487
560	Revlon Inc., Class A Shares*	10,416
478	USANA Health Sciences Inc.*	30,783

	Total Personal Products	1,114,509

Tobacco - 0.0%
434	Alliance One International Inc.*	4,557
290	Turning Point Brands Inc.*	4,858
1,095	Universal Corp.	72,708

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 1.7% - (continued)
Tobacco - 0.0% - (continued)
4,015	Vector Group Ltd.	$87,286

	Total Tobacco	169,409

	TOTAL CONSUMER STAPLES	8,466,492

ENERGY - 2.6%
Energy Equipment & Services - 0.4%
3,198	Archrock Inc.	33,579
3,429	Atwood Oceanics Inc.*(a)	34,427
1,586	Bristow Group Inc.(a)	10,388
815	CARBO Ceramics Inc.*(a)	6,170
1,083	Dawson Geophysical Co.*	4,170
3,020	Diamond Offshore Drilling Inc.*(a)	34,881
1,625	Dril-Quip Inc.*	80,600
13,519	Ensco PLC, Class A Shares	84,359
852	Era Group Inc.*	7,165
1,474	Exterran Corp.*	41,567
3,752	Fairmount Santrol Holdings Inc.*(a)	17,860
2,824	Forum Energy Technologies Inc.*	45,890
1,536	Frank’s International NV(a)	11,489
684	Geospace Technologies Corp.*	10,253
5,760	Helix Energy Solutions Group Inc.*	28,685
1,107	Hornbeck Offshore Services Inc.*	1,860
1,645	Independence Contract Drilling Inc.*	6,284
1,271	Keane Group Inc.*(a)	19,548
272	Mammoth Energy Services Inc.*	4,942
1,272	Matrix Service Co.*	10,367
42,791	McDermott International Inc.*	265,732
12,441	Nabors Industries Ltd.	109,481
578	Natural Gas Services Group Inc.*	15,144
4,074	Newpark Resources Inc.*	30,148
10,109	Noble Corp. PLC	40,941
4,225	Oceaneering International Inc.	103,005
2,149	Oil States International Inc.*	62,858
5,656	Parker Drilling Co.*	7,636
7,170	Patterson-UTI Energy Inc.	152,864
474	PHI Inc.*	4,219
3,537	Pioneer Energy Services Corp.*	8,666
503	RigNet Inc.*	8,425
5,657	Rowan Cos. PLC, Class A Shares*	68,110
2,763	RPC Inc.(a)	51,917
666	SEACOR Holdings Inc.*	40,766
17,410	Seadrill Ltd.*(a)	7,841
531	Smart Sand Inc.*	5,172
6,518	Superior Energy Services Inc.*	67,592
2,401	Tesco Corp.*	11,165
74,339	TETRA Technologies Inc.*	229,707
2,042	Tidewater Inc.*(a)	1,495
15,471	Transocean Ltd.*	140,631
2,144	Unit Corp.*	38,227
3,333	US Silica Holdings Inc.	126,654
42,973	Weatherford International PLC*(a)	206,270
1,549	Willbros Group Inc.*	3,578

	Total Energy Equipment & Services	2,302,728

Oil, Gas & Consumable Fuels - 2.2%
6,333	Abraxas Petroleum Corp.*	11,653
128	Adams Resources & Energy Inc.	5,103
1,574	Alon USA Energy Inc.	19,439
1,580	Ardmore Shipping Corp.	11,376
2,552	Bill Barrett Corp.*	8,830
1,496	California Resources Corp.*(a)	16,291

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.6% - (continued)
Oil, Gas & Consumable Fuels - 2.2% - (continued)
8,389	Callon Petroleum Co.*	$94,963
21,892	Carrizo Oil & Gas Inc.*	480,311
27,278	Chesapeake Energy Corp.*(a)	138,027
4,039	Clean Energy Fuels Corp.*	9,451
19,554	Cobalt International Energy Inc.*	4,415
3,304	Concho Resources Inc.*	418,881
10,195	CONSOL Energy Inc.*	147,929
1,308	Contango Oil & Gas Co.*	8,057
620	CVR Energy Inc.(a)	12,375
2,658	Delek US Holdings Inc.	65,174
16,617	Denbury Resources Inc.*	25,424
4,260	DHT Holdings Inc.	17,977
4,014	Diamondback Energy Inc.*	372,339
1,212	Dorian LPG Ltd.*	9,466
139	Earthstone Energy Inc., Class A Shares*	1,453
3,183	Eclipse Resources Corp.*	7,130
4,094	Energen Corp.*	233,522
1,831	EP Energy Corp., Class A Shares*	7,709
401	Erin Energy Corp.*	702
1,370	Evolution Petroleum Corp.	10,001
7,330	EXCO Resources Inc.*	2,420
1,960	Extraction Oil & Gas Inc.*(a)	27,910
3,174	Frontline Ltd.(a)	18,377
1,890	GasLog Ltd.(a)	24,476
1,881	Gener8 Maritime Inc.*	9,969
4,302	Golar LNG Ltd.	100,086
1,683	Green Plains Inc.	35,932
7,226	Gulfport Energy Corp.*	103,693
7,153	HollyFrontier Corp.	170,957
834	International Seaways Inc.*	16,497
51	Isramco Inc.*	5,444
1,129	Jagged Peak Energy Inc.*(a)	14,688
3,053	Jones Energy Inc., Class A Shares*(a)	6,106
7,521	Kosmos Energy Ltd.*	45,126
6,312	Laredo Petroleum Inc.*	74,166
3,886	Matador Resources Co.*	88,562
6,835	Murphy Oil Corp.	166,842
3,788	Navios Maritime Acquisition Corp.	5,455
8,807	Newfield Exploration Co.*	286,051
4,175	Nordic American Tankers Ltd.(a)	24,883
2,554	Northern Oil and Gas Inc.*(a)	4,214
10,139	Oasis Petroleum Inc.*	98,957
1,628	Overseas Shipholding Group Inc., Class A Shares*	4,298
1,384	Pacific Ethanol Inc.*	8,166
793	Panhandle Oil and Gas Inc., Class A Shares	15,384
96,882	Par Pacific Holdings Inc.*(a)	1,667,339
9,924	Parsley Energy Inc., Class A Shares*	294,247
4,833	PBF Energy Inc., Class A Shares(a)	93,374
2,516	PDC Energy Inc.*	124,945
13,954	Pioneer Natural Resources Co.	2,328,364
10,555	QEP Resources Inc.*	105,550
1,869	Renewable Energy Group Inc.*	21,120
266	REX American Resources Corp.*	25,302
5,640	Rice Energy Inc.*	112,800
2,054	Ring Energy Inc.*	26,661
4,079	RSP Permian Inc.*	145,172
2,632	Sanchez Energy Corp.*(a)	15,766
7,728	Scorpio Tankers Inc.	28,748
2,898	SemGroup Corp., Class A Shares	89,838
2,848	Ship Finance International Ltd.(a)	38,448

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.6% - (continued)
Oil, Gas & Consumable Fuels - 2.2% - (continued)
4,221	SM Energy Co.	$71,630
21,991	Southwestern Energy Co.*	133,265
8,027	SRC Energy Inc.*	55,226
7,672	Targa Resources Corp.	352,375
1,854	Teekay Corp.(a)	11,328
5,986	Teekay Tankers Ltd., Class A Shares	11,254
1,911	W&T Offshore Inc.*	3,898
34,905	Western Refining Inc.(a)	1,263,561
808	Westmoreland Coal Co.*	5,309
8,785	Whiting Petroleum Corp.*	62,022
623	WildHorse Resource Development Corp.*(a)	7,426
3,082	World Fuel Services Corp.	108,918
17,031	WPX Energy Inc.*	184,275

	Total Oil, Gas & Consumable Fuels	10,884,818

	TOTAL ENERGY	13,187,546

FINANCIALS - 12.2%
Banks - 5.7%
701	1st Source Corp.	31,931
548	Access National Corp.(a)	15,339
203	ACNB Corp.	5,735
499	Allegiance Bancshares Inc.*	19,336
285	American National Bankshares Inc.	9,932
1,584	Ameris Bancorp	68,666
308	Ames National Corp.(a)	9,132
527	Arrow Financial Corp.	16,680
6,694	Associated Banc-Corp.	159,652
959	Atlantic Capital Bancshares Inc.*	17,789
2,253	Banc of California Inc.(a)	45,736
352	BancFirst Corp.	33,246
1,413	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	38,151
1,875	Bancorp Inc. (The)*	11,475
3,856	BancorpSouth Inc.	110,667
1,878	Bank of Hawaii Corp.	145,977
285	Bank of Marin Bancorp	17,086
26,220	Bank of NT Butterfield & Son Ltd. (The)	864,736
3,897	Bank of the Ozarks Inc.	172,247
92,864	BankUnited Inc.	3,079,370
228	Bankwell Financial Group Inc.	7,075
1,299	Banner Corp.	69,743
606	Bar Harbor Bankshares	17,495
1,435	Berkshire Hills Bancorp Inc.	51,445
1,311	Blue Hills Bancorp Inc.	23,598
1,892	BNC Bancorp	59,693
1,181	BOK Financial Corp.	95,106
3,801	Boston Private Financial Holdings Inc.	55,114
778	Bridge Bancorp Inc.	25,868
2,970	Brookline Bancorp Inc.	40,986
743	Bryn Mawr Bank Corp.	30,352
116	C&F Financial Corp.	5,585
727	Camden National Corp.	29,225
1,091	Capital Bank Financial Corp., Class A Shares	40,476
423	Capital City Bank Group Inc.	7,935
397	Carolina Financial Corp.	11,886
3,345	Cathay General Bancorp	118,747
2,150	CenterState Banks Inc.	51,686
1,444	Central Pacific Financial Corp.	43,681
311	Central Valley Community Bancorp	6,494
157	Century Bancorp Inc., Class A Shares	9,381
2,809	Chemical Financial Corp.	126,321

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.7% - (continued)
124	Chemung Financial Corp.	$4,660
30,842	CIT Group Inc.(a)	1,389,432
396	Citizens & Northern Corp.	8,827
676	City Holding Co.	42,649
486	CNB Financial Corp.	10,191
1,227	CoBiz Financial Inc.	19,313
240	Codorus Valley Bancorp Inc.	6,192
2,585	Columbia Banking System Inc.	94,895
9,000	Comerica Inc.	617,040
3,835	Commerce Bancshares Inc.	205,288
2,063	Community Bank System Inc.	110,907
494	Community Trust Bancorp Inc.	20,501
1,219	ConnectOne Bancorp Inc.	26,574
133	County Bancorp Inc.	3,293
756	CU Bancorp*	27,216
2,323	Cullen/Frost Bankers Inc.	212,926
1,186	Customers Bancorp Inc.*	33,149
4,469	CVB Financial Corp.	90,721
1,342	Eagle Bancorp Inc.*	76,561
38,087	East West Bancorp Inc.	2,084,502
497	Enterprise Bancorp Inc.	14,910
879	Enterprise Financial Services Corp.	35,248
350	Equity Bancshares Inc., Class A Shares*	10,409
264	Farmers Capital Bank Corp.	10,085
598	Farmers National Banc Corp.	8,103
162	FB Financial Corp.*	5,536
22,455	FCB Financial Holdings Inc., Class A Shares*	1,028,439
987	Fidelity Southern Corp.	21,112
590	Financial Institutions Inc.	18,084
601	First Bancorp	16,684
5,368	First Bancorp*	27,860
362	First Bancorp Inc.	9,097
1,358	First Busey Corp.	38,554
306	First Business Financial Services Inc.	6,992
326	First Citizens BancShares Inc., Class A Shares	108,036
4,082	First Commonwealth Financial Corp.	50,127
712	First Community Bancshares Inc.	18,156
912	First Community Financial Partners Inc.*	11,400
572	First Connecticut Bancorp Inc.	14,329
2,654	First Financial Bancorp	66,483
2,813	First Financial Bankshares Inc.(a)	107,597
447	First Financial Corp.	20,361
414	First Financial Northwest Inc.	6,632
1,340	First Foundation Inc.*	20,542
1,154	First Hawaiian Inc.	31,804
10,468	First Horizon National Corp.	177,328
168	First Internet Bancorp	4,334
1,201	First Interstate BancSystem Inc., Class A Shares	41,915
1,761	First Merchants Corp.	69,894
354	First Mid-Illinois Bancshares Inc.	11,717
3,782	First Midwest Bancorp Inc.	83,809
1,067	First of Long Island Corp. (The)	28,969
27,265	First Republic Bank	2,511,107
1,339	Flushing Financial Corp.	37,197
13,908	FNB Corp.	183,586
532	Franklin Financial Network Inc.*	20,748
7,531	Fulton Financial Corp.	131,792
900	German American Bancorp Inc.	27,945
3,453	Glacier Bancorp Inc.	111,394
506	Great Southern Bancorp Inc.	24,769

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.7% - (continued)
2,390	Great Western Bancorp Inc.	$90,485
1,063	Green Bancorp Inc.*	20,250
842	Guaranty Bancorp	21,261
3,666	Hancock Holding Co.	169,369
1,460	Hanmi Financial Corp.	38,836
688	HarborOne Bancorp Inc.*	13,499
1,004	Heartland Financial USA Inc.	45,029
518	Heritage Commerce Corp.	6,972
1,191	Heritage Financial Corp.	28,405
3,275	Hilltop Holdings Inc.	81,842
5,436	Home BancShares Inc.	127,257
601	HomeTrust Bancshares Inc.*	14,875
5,686	Hope Bancorp Inc.	98,993
939	Horizon Bancorp	23,888
102,179	Huntington Bancshares Inc.	1,281,325
2,230	IBERIABANK Corp.	172,156
2,143	Independent Bank Corp.	88,723
496	Independent Bank Group Inc.	27,826
2,394	International Bancshares Corp.	79,361
13,202	Investors Bancorp Inc.	174,662
1,711	Lakeland Bancorp Inc.	32,081
1,119	Lakeland Financial Corp.	47,479
284	LCNB Corp.	5,552
1,926	LegacyTexas Financial Group Inc.	67,834
749	Live Oak Bancshares Inc.(a)	18,313
960	Macatawa Bank Corp.	8,870
794	MainSource Financial Group Inc.	25,710
3,360	MB Financial Inc.	138,365
806	MBT Financial Corp.	8,181
704	Mercantile Bank Corp.	21,873
133	Midland States Bancorp Inc.	4,647
94	MidWestOne Financial Group Inc.	3,255
358	MutualFirst Financial Inc.	12,065
1,188	National Bank Holdings Corp., Class A Shares	36,258
226	National Bankshares Inc.	9,108
439	National Commerce Corp.*	16,397
1,833	NBT Bancorp Inc.	64,412
435	Nicolet Bankshares Inc.*	21,654
432	Northrim BanCorp Inc.	12,830
2,088	OFG Bancorp(a)	19,523
273	Old Line Bancshares Inc.	7,644
5,914	Old National Bancorp	93,441
1,029	Old Second Bancorp Inc.	11,936
787	Opus Bank	16,921
419	Orrstown Financial Services Inc.	8,841
858	Pacific Continental Corp.	20,206
487	Pacific Mercantile Bancorp*	3,750
21,577	Pacific Premier Bancorp Inc.*	733,618
5,285	PacWest Bancorp	246,651
565	Park National Corp.	57,105
1,957	Park Sterling Corp.	22,721
519	Peapack Gladstone Financial Corp.	15,772
251	Penns Woods Bancorp Inc.	9,914
421	Peoples Bancorp Inc.	12,735
385	Peoples Financial Services Corp.(a)	15,138
14,895	People’s United Financial Inc.	246,810
641	People’s Utah Bancorp	16,410
2,014	Pinnacle Financial Partners Inc.	121,142
12,251	Popular Inc.	455,737
457	Preferred Bank	22,809

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Banks - 5.7% - (continued)
290	Premier Financial Bancorp Inc.	$5,730
3,424	PrivateBancorp Inc.	204,036
2,909	Prosperity Bancshares Inc.	182,220
589	QCR Holdings Inc.	25,798
1,915	Renasant Corp.	76,504
354	Republic Bancorp Inc., Class A Shares	12,277
2,035	Republic First Bancorp Inc.*	18,010
1,585	S&T Bancorp Inc.	52,891
1,098	Sandy Spring Bancorp Inc.	42,130
1,459	Seacoast Banking Corp. of Florida*	32,915
1,988	ServisFirst Bancshares Inc.	68,069
643	Shore Bancshares Inc.	10,243
401	Sierra Bancorp	9,636
6,551	Signature Bank*	936,924
1,276	Simmons First National Corp., Class A Shares	64,757
1,144	South State Corp.	95,066
257	Southern First Bancshares Inc.*	8,789
360	Southern National Bancorp of Virginia Inc.	6,160
1,153	Southside Bancshares Inc.	37,542
624	Southwest Bancorp Inc.	15,350
1,632	State Bank Financial Corp.	41,371
5,649	Sterling Bancorp	121,171
977	Stock Yards Bancorp Inc.	35,367
387	Stonegate Bank	17,508
323	Summit Financial Group Inc.(a)	6,990
488	Sun Bancorp Inc.	12,078
2,299	SVB Financial Group*	391,980
5,518	Synovus Financial Corp.	225,576
51,812	TCF Financial Corp.	780,289
9,689	Texas Capital Bancshares Inc.*	711,173
647	Tompkins Financial Corp.	49,049
2,418	Towne Bank	70,122
960	TriCo Bancshares	33,485
1,085	TriState Capital Holdings Inc.*	25,172
761	Triumph Bancorp Inc.*	17,351
3,048	Trustmark Corp.	92,690
1,996	UMB Financial Corp.	139,780
9,895	Umpqua Holdings Corp.	167,671
1,959	Union Bankshares Corp.	65,822
178	Union Bankshares Inc.	7,111
4,054	United Bankshares Inc.	155,066
3,242	United Community Banks Inc.	83,546
1,184	Univest Corp. of Pennsylvania	32,619
11,020	Valley National Bancorp	124,306
553	Veritex Holdings Inc.*	14,378
689	Washington Trust Bancorp Inc.	32,934
339	WashingtonFirst Bankshares Inc.	11,126
13,790	Webster Financial Corp.	671,849
1,852	WesBanco Inc.	68,820
724	West Bancorporation Inc.	15,892
1,043	Westamerica Bancorporation	53,516
4,112	Western Alliance Bancorp*	188,001
2,270	Wintrust Financial Corp.	156,085
420	Xenith Bankshares Inc.*	12,898
8,942	Zions Bancorporation	358,306

	Total Banks	28,273,563

Capital Markets - 2.6%
1,961	Artisan Partners Asset Management Inc., Class A Shares	55,496
296	Associated Capital Group Inc., Class A Shares	10,034
304	B. Riley Financial Inc.	4,575

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Capital Markets - 2.6% - (continued)
9,719	BGC Partners Inc., Class A Shares	$114,587
4,501	CBOE Holdings Inc.	388,751
965	Cohen & Steers Inc.	37,828
1,145	Cowen Inc., Class A Shares*	17,232
150	Diamond Hill Investment Group Inc.	30,333
1,238	Donnelley Financial Solutions Inc.*	28,202
27,049	E*Trade Financial Corp.*	936,166
4,756	Eaton Vance Corp.	221,487
1,733	Evercore Partners Inc., Class A Shares	117,497
1,762	FactSet Research Systems Inc.	291,946
424	FBR & Co.	7,505
4,293	Federated Investors Inc., Class B Shares	114,022
2,341	Financial Engines Inc.	88,724
1,163	GAIN Capital Holdings Inc.	6,804
241	GAMCO Investors Inc., Class A Shares	6,989
85,954	Greenhill & Co., Inc.	1,740,568
297	Hennessy Advisors Inc.	4,271
630	Houlihan Lokey Inc., Class A Shares	21,149
746	INTL. FCStone Inc.*	25,782
1,292	Investment Technology Group Inc.	25,750
1,517	KCG Holdings Inc., Class A Shares*	30,128
3,970	Ladenburg Thalmann Financial Services Inc.*	8,496
5,679	Lazard Ltd., Class A Shares	252,716
4,329	Legg Mason Inc.	159,610
3,643	LPL Financial Holdings Inc.	141,822
909	Manning & Napier Inc., Class A Shares	4,227
5,637	MarketAxess Holdings Inc.	1,074,299
151	Medley Management Inc., Class A Shares	876
1,091	Moelis & Co., Class A Shares	38,294
4,653	Moody’s Corp.	551,148
778	Morningstar Inc.	56,934
3,801	MSCI Inc., Class A Shares	386,676
15,403	Nasdaq Inc.	1,042,013
1,960	OM Asset Management PLC	27,362
494	Oppenheimer Holdings Inc., Class A Shares	7,706
681	Piper Jaffray Cos.	39,941
825	PJT Partners Inc., Class A Shares	31,903
678	Pzena Investment Management Inc., Class A Shares	5,878
23,740	Raymond James Financial Inc.	1,715,690
888	Safeguard Scientifics Inc.*	9,812
61,072	SEI Investments Co.	3,059,096
236	Silvercrest Asset Management Group Inc., Class A Shares	2,891
2,853	Stifel Financial Corp.*	121,623
1,172	Virtu Financial Inc., Class A Shares(a)	19,104
177	Virtus Investment Partners Inc.	17,824
3,294	Waddell & Reed Financial Inc., Class A Shares	55,142
373	Westwood Holdings Group Inc.	20,358
4,663	WisdomTree Investments Inc.(a)	44,345

	Total Capital Markets	13,221,612

Consumer Finance - 0.2%
322	Credit Acceptance Corp.*(a)	69,236
1,043	Encore Capital Group Inc.*(a)	37,757
1,135	Enova International Inc.*	15,095
2,458	EZCORP Inc., Class A Shares*	20,893
2,080	FirstCash Inc.	111,592
1,945	Green Dot Corp., Class A Shares*	71,459
14,127	LendingClub Corp.*	77,699
13,090	Navient Corp.	188,889
958	Nelnet Inc., Class A Shares	37,659
2,269	OneMain Holdings Inc., Class A Shares*	51,189

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Consumer Finance - 0.2% - (continued)
1,981	PRA Group Inc.*	$68,939
435	Regional Management Corp.*	8,700
4,514	Santander Consumer USA Holdings Inc.*	50,421
18,152	SLM Corp.*	188,599
256	World Acceptance Corp.*(a)	19,999

	Total Consumer Finance	1,018,126

Diversified Financial Services - 0.0%
2,523	FNFV Group*	35,196
129	Marlin Business Services Corp.	3,270
955	NewStar Financial Inc.	8,490
2,236	On Deck Capital Inc.*(a)	7,916
1,343	Tiptree Inc., Class A Shares	8,125

	Total Diversified Financial Services	62,997

Insurance - 2.7%
654	Alleghany Corp.*	384,120
3,864	Allied World Assurance Co. Holdings AG	203,130
376	Ambac Financial Group Inc.*	6,211
3,711	American Equity Investment Life Holding Co.	92,998
3,056	American Financial Group Inc.	305,142
346	American National Insurance Co.	40,665
800	AMERISAFE Inc.	41,440
3,908	AmTrust Financial Services Inc.	51,351
10,821	Aon PLC	1,416,577
5,008	Arch Capital Group Ltd.*	487,028
1,255	Argo Group International Holdings Ltd.	77,684
7,711	Arthur J. Gallagher & Co.	437,445
2,719	Aspen Insurance Holdings Ltd.	138,125
2,545	Assurant Inc.	249,359
5,571	Assured Guaranty Ltd.	217,603
106	Atlas Financial Holdings Inc.*	1,590
3,614	Axis Capital Holdings Ltd.	237,006
591	Baldwin & Lyons Inc., Class B Shares	14,066
289	Blue Capital Reinsurance Holdings Ltd.	5,520
5,141	Brown & Brown Inc.	223,274
2,198	Citizens Inc., Class A Shares*(a)	13,650
7,781	CNO Financial Group Inc.	159,433
639	Crawford & Co., Class B Shares	5,975
758	Donegal Group Inc., Class A Shares	11,893
702	eHealth Inc.*	12,861
174	EMC Insurance Group Inc.	4,719
1,344	Employers Holdings Inc.	53,827
502	Enstar Group Ltd.*	94,200
1,061	Erie Indemnity Co., Class A Shares	124,954
1,912	Everest Re Group Ltd.	486,891
471	FBL Financial Group Inc., Class A Shares	29,649
718	Federated National Holding Co.	11,287
616	Fidelity & Guaranty Life	19,004
4,760	First American Financial Corp.	207,155
46,113	FNF Group	1,964,875
21,834	Genworth Financial Inc., Class A Shares*	79,912
480	Global Indemnity Ltd.*	18,245
1,080	Greenlight Capital Re Ltd., Class A Shares*	22,248
890	Hallmark Financial Services Inc.*	9,211
1,885	Hanover Insurance Group Inc. (The)	157,190
467	HCI Group Inc.(a)	20,767
1,334	Heritage Insurance Holdings Inc.	16,995
1,828	Horace Mann Educators Corp.	69,921
451	Independence Holding Co.	8,952
439	Infinity Property & Casualty Corp.	42,034
36	Investors Title Co.	6,729

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Insurance - 2.7% - (continued)
720	James River Group Holdings Ltd.	$28,541
1,772	Kemper Corp.	67,602
174	Kinsale Capital Group Inc.	6,306
104,747	Maiden Holdings Ltd.	1,105,081
5,545	MBIA Inc.*	45,414
1,239	Mercury General Corp.	69,384
2,151	National General Holdings Corp.	47,236
93	National Western Life Group Inc., Class A Shares	28,565
999	Navigators Group Inc. (The)	52,947
10,879	Old Republic International Corp.	215,187
274	OneBeacon Insurance Group Ltd., Class A Shares	5,028
596	Patriot National Inc.(a)	1,484
2,086	Primerica Inc.	150,609
2,348	ProAssurance Corp.	139,823
2,866	Reinsurance Group of America Inc., Class A Shares	356,846
1,610	RenaissanceRe Holdings Ltd.	230,005
1,700	RLI Corp.	94,418
591	Safety Insurance Group Inc.	39,331
2,570	Selective Insurance Group Inc.	131,327
587	State Auto Financial Corp.	14,593
1,466	State National Cos., Inc.	25,758
1,012	Stewart Information Services Corp.	45,783
3,236	Third Point Reinsurance Ltd.*	42,553
5,304	Torchmark Corp.	400,452
667	Trupanion Inc.*(a)	13,567
877	United Fire Group Inc.	37,930
883	United Insurance Holdings Corp.	14,331
1,586	Universal Insurance Holdings Inc.	39,095
3,148	Validus Holdings Ltd.	168,103
176	White Mountains Insurance Group Ltd.	151,374
6,147	Willis Towers Watson PLC	901,335
10,198	WMIH Corp.*	11,218
4,227	WR Berkley Corp.	291,621

	Total Insurance	13,255,758

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
1,210	AG Mortgage Investment Trust Inc.	22,542
14,560	AGNC Investment Corp.	302,702
4,508	Anworth Mortgage Asset Corp.	27,274
3,698	Apollo Commercial Real Estate Finance Inc.	68,265
1,158	Ares Commercial Real Estate Corp.	15,320
1,731	ARMOUR Residential REIT Inc.	44,989
4,700	Capstead Mortgage Corp.	49,538
8,414	Chimera Investment Corp.	156,500
7,117	CYS Investments Inc.	59,996
1,820	Dynex Capital Inc.	12,485
816	Great Ajax Corp.	11,375
2,101	Hannon Armstrong Sustainable Infrastructure Capital Inc.	46,033
5,279	Invesco Mortgage Capital Inc.	85,203
1,831	Ladder Capital Corp., Class A Shares	25,762
16,967	MFA Financial Inc.	141,166
2,252	MTGE Investment Corp.	41,099
13,098	New Residential Investment Corp.	210,747
5,257	New York Mortgage Trust Inc.	32,699
885	Orchid Island Capital Inc., Class A Shares(a)	8,894
673	Owens Realty Mortgage Inc.	11,024
3,141	PennyMac Mortgage Investment Trust	55,030
2,958	Redwood Trust Inc.	50,049
1,455	Resource Capital Corp.	14,026
11,229	Starwood Property Trust Inc.	247,263
15,768	Two Harbors Investment Corp.	157,365

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.2% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
2,078	Western Asset Mortgage Capital Corp.	$21,196

	Total Mortgage Real Estate Investment Trusts (REITs)	1,918,542

Thrifts & Mortgage Finance - 0.6%
4,009	Astoria Financial Corp.	74,247
1,678	Bank Mutual Corp.	14,850
626	BankFinancial Corp.	9,190
726	Bear State Financial Inc.	6,345
3,248	Beneficial Bancorp Inc.	47,583
2,589	BofI Holding Inc.*(a)	57,476
295	BSB Bancorp Inc.*	8,555
5,465	Capitol Federal Financial Inc.	75,526
534	Charter Financial Corp.	9,559
981	Clifton Bancorp Inc.	15,941
1,222	Dime Community Bancshares Inc.	23,218
526	ESSA Bancorp Inc.	7,653
3,322	Essent Group Ltd.*	120,489
4,468	EverBank Financial Corp.	86,903
422	Federal Agricultural Mortgage Corp., Class C Shares	25,573
387	First Defiance Financial Corp.	20,163
961	Flagstar Bancorp Inc.*	27,763
181	Greene County Bancorp Inc.	4,398
52	Hingham Institution for Savings	9,164
377	Home Bancorp Inc.	13,120
1,106	HomeStreet Inc.*	29,641
439	Impac Mortgage Holdings Inc.*	7,213
3,666	Kearny Financial Corp.	51,141
265	LendingTree Inc.*	41,234
1,966	Meridian Bancorp Inc.	31,849
385	Meta Financial Group Inc.	32,956
104,531	MGIC Investment Corp.*	1,105,938
1,450	Nationstar Mortgage Holdings Inc.*	23,664
2,521	NMI Holdings Inc., Class A Shares*	26,218
1,837	Northfield Bancorp Inc.	30,237
4,364	Northwest Bancshares Inc.	67,162
1,176	OceanFirst Financial Corp.	31,164
5,003	Ocwen Financial Corp.*(a)	12,407
1,810	Oritani Financial Corp.	29,955
2,417	PHH Corp.*	32,509
186	Provident Bancorp Inc.*	3,859
415	Provident Financial Holdings Inc.	7,885
2,852	Provident Financial Services Inc.	66,566
9,353	Radian Group Inc.	150,209
855	SI Financial Group Inc.	12,825
211	Southern Missouri Bancorp Inc.	6,625
291	Territorial Bancorp Inc.	8,747
2,522	TFS Financial Corp.	39,394
4,553	TrustCo Bank Corp. NY	33,465
2,449	United Community Financial Corp.	19,372
2,429	United Financial Bancorp Inc.	39,326
1,265	Walker & Dunlop Inc.*	59,088
978	Walter Investment Management Corp.*	1,037
4,013	Washington Federal Inc.	128,215
1,097	Waterstone Financial Inc.	20,733
847	Western New England Bancorp Inc.	8,428
1,339	WSFS Financial Corp.	59,050

	Total Thrifts & Mortgage Finance	2,875,828

	TOTAL FINANCIALS	60,626,426

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6%
Biotechnology - 2.4%
4,304	ACADIA Pharmaceuticals Inc.*	$110,656
32,946	Acceleron Pharma Inc.*	840,452
5,426	Achillion Pharmaceuticals Inc.*	24,146
1,778	Acorda Therapeutics Inc.*	24,536
788	Adamas Pharmaceuticals Inc.*	12,119
1,587	Aduro Biotech Inc.*	15,870
1,745	Advaxis Inc.*(a)	14,082
1,281	Adverum Biotechnologies Inc.*	3,267
1,487	Aevi Genomic Medicine Inc.*	1,591
3,576	Agenus Inc.*	11,872
1,427	Agios Pharmaceuticals Inc.*(a)	66,598
1,275	Aimmune Therapeutics Inc.*	21,165
1,800	Akebia Therapeutics Inc.*	24,120
1,946	Alder Biopharmaceuticals Inc.*(a)	29,968
14,490	Alkermes PLC*	836,942
3,343	Alnylam Pharmaceuticals Inc.*	218,833
342	Altimmune Inc.	1,453
1,637	AMAG Pharmaceuticals Inc.*	28,320
5,994	Amicus Therapeutics Inc.*	48,072
1,344	Anavex Life Sciences Corp.*	7,782
216	Anthera Pharmaceuticals Inc.*	348
694	Applied Genetic Technologies Corp.*	3,609
808	Aptevo Therapeutics Inc.*	1,705
38	AquaBounty Technologies Inc.*	312
1,549	Ardelyx Inc.*	7,280
12,389	Arena Pharmaceuticals Inc.*	16,106
533	Argos Therapeutics Inc.*	232
7,542	Array BioPharma Inc.*	57,168
2,987	Arrowhead Pharmaceuticals Inc.*(a)	4,301
1,258	Asterias Biotherapeutics Inc.*(a)	3,837
1,035	Atara Biotherapeutics Inc.*(a)	13,714
2,968	Athersys Inc.*	4,155
214	Audentes Therapeutics Inc.*	3,054
254	Avexis Inc.*	17,970
1,222	Axovant Sciences Ltd.*(a)	26,139
1,044	Bellicum Pharmaceuticals Inc.*(a)	11,056
3,646	BioCryst Pharmaceuticals Inc.*(a)	18,777
9,342	BioMarin Pharmaceutical Inc.*	818,733
297	BioSpecifics Technologies Corp.*	15,394
3,583	BioTime Inc.*(a)	10,785
7,633	Bioverativ Inc.*	420,502
1,830	Bluebird Bio Inc.*	137,890
1,103	Blueprint Medicines Corp.*	39,576
971	Cara Therapeutics Inc.*	16,080
4,142	Celldex Therapeutics Inc.*(a)	11,722
623	Cellular Biomedicine Group Inc.*	3,987
1,063	ChemoCentryx Inc.*	7,058
1,919	Chimerix Inc.*	8,597
364	Cidara Therapeutics Inc.*(a)	2,184
1,616	Clovis Oncology Inc.*	83,483
1,369	Coherus Biosciences Inc.*	27,038
377	Concert Pharmaceuticals Inc.*	4,735
238	Corvus Pharmaceuticals Inc.*(a)	2,418
4,288	Curis Inc.*	7,332
1,672	Cytokinetics Inc.*	22,656
1,025	CytomX Therapeutics Inc.*(a)	14,442
2,487	CytRx Corp.*	2,184
504	Dimension Therapeutics Inc.*	554
1,782	Dynavax Technologies Corp.*(a)	9,801
418	Eagle Pharmaceuticals Inc.*	30,493

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Biotechnology - 2.4% - (continued)
594	Edge Therapeutics Inc.*(a)	$5,821
260	Editas Medicine Inc.*	3,552
150	Eiger BioPharmaceuticals Inc.*	997
1,495	Emergent BioSolutions Inc.*	47,735
765	Enanta Pharmaceuticals Inc.*	23,011
1,788	Epizyme Inc.*(a)	25,568
666	Esperion Therapeutics Inc.*(a)	21,325
4,626	Exact Sciences Corp.*(a)	168,710
10,082	Exelixis Inc.*	188,634
2,219	FibroGen Inc.*	58,360
1,255	Five Prime Therapeutics Inc.*	35,454
1,075	Flexion Therapeutics Inc.*(a)	18,372
1,120	Fortress Biotech Inc.*	4,043
597	Foundation Medicine Inc.*(a)	22,686
335	Galena Biopharma Inc.*	188
881	Genomic Health Inc.*	27,981
7,242	Geron Corp.*(a)	19,264
811	Global Blood Therapeutics Inc.*	21,897
467	GlycoMimetics Inc.*(a)	5,926
4,690	Halozyme Therapeutics Inc.*	55,342
1,901	Heron Therapeutics Inc.*(a)	25,473
5,563	Idera Pharmaceuticals Inc.*	9,068
1,538	Ignyta Inc.*	10,843
513	Immune Design Corp.*(a)	3,822
4,218	ImmunoGen Inc.*(a)	19,445
4,606	Immunomedics Inc.*(a)	34,775
12,980	Incyte Corp.*	1,678,703
1,944	Infinity Pharmaceuticals Inc.*	3,344
685	Inotek Pharmaceuticals Corp.*	1,164
3,283	Inovio Pharmaceuticals Inc.*(a)	24,787
2,889	Insmed Inc.*	44,548
1,137	Insys Therapeutics Inc.*(a)	16,714
401	Intellia Therapeutics Inc.*(a)	4,595
736	Intercept Pharmaceuticals Inc.*(a)	82,358
2,608	Intrexon Corp.*(a)	55,603
1,162	Invitae Corp.*(a)	9,970
5,203	Ionis Pharmaceuticals Inc.*(a)	238,245
5,674	Ironwood Pharmaceuticals Inc., Class A Shares*	100,487
2,636	Juno Therapeutics Inc.*(a)	61,234
1,348	Karyopharm Therapeutics Inc.*(a)	10,946
3,746	Keryx Biopharmaceuticals Inc.*(a)	23,937
1,905	Kite Pharma Inc.*	137,770
547	La Jolla Pharmaceutical Co.*(a)	15,644
1,922	Lexicon Pharmaceuticals Inc.*	26,620
826	Ligand Pharmaceuticals Inc.*(a)	89,439
2,516	Lion Biotechnologies Inc.*	12,957
652	Loxo Oncology Inc.*	29,764
1,484	MacroGenics Inc.*	26,341
2,598	MannKind Corp.*(a)	3,949
1,120	MediciNova Inc.*(a)	6,518
5,482	Merrimack Pharmaceuticals Inc.	9,950
4,751	MiMedx Group Inc.*(a)	64,994
941	Minerva Neurosciences Inc.*(a)	7,763
394	Mirati Therapeutics Inc.*	1,103
3,029	Momenta Pharmaceuticals Inc.*	43,920
486	Myovant Sciences Ltd.*	6,891
2,834	Myriad Genetics Inc.*	57,672
580	NantKwest Inc.*	2,129
1,178	Natera Inc.*	12,063
25,953	Neurocrine Biosciences Inc.*	1,128,177

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Biotechnology - 2.4% - (continued)
863	NewLink Genetics Corp.*(a)	$11,012
12,789	Novavax Inc.*(a)	11,783
1,075	OncoMed Pharmaceuticals Inc.*	3,504
1,447	Ophthotech Corp.*	3,285
14,140	OPKO Health Inc.*(a)	86,820
3,615	Organovo Holdings Inc.*(a)	10,230
1,185	Otonomy Inc.*	14,516
1,596	OvaScience Inc.*	2,043
8,620	PDL BioPharma Inc.	20,602
879	Pfenex Inc.*	3,578
2,133	Portola Pharmaceuticals Inc.*	78,601
3,378	Progenics Pharmaceuticals Inc.*	21,518
262	Protagonist Therapeutics Inc.*	2,927
234	Proteostasis Therapeutics Inc.*	927
14,931	Prothena Corp. PLC*(a)	761,630
1,597	PTC Therapeutics Inc.*	20,010
1,174	Puma Biotechnology Inc.*	89,811
282	Ra Pharmaceuticals Inc.*	6,774
1,468	Radius Health Inc.*(a)	50,822
1,017	REGENXBIO Inc.*(a)	17,391
1,594	Regulus Therapeutics Inc.*(a)	2,232
1,350	Repligen Corp.*	52,974
1,636	Retrophin Inc.*	25,931
4,759	Rigel Pharmaceuticals Inc.*	10,898
1,312	Sage Therapeutics Inc.*	86,736
2,879	Sangamo Therapeutics Inc.*	19,577
2,163	Sarepta Therapeutics Inc.*	64,544
4,303	Seattle Genetics Inc.*	275,306
173	Selecta Biosciences Inc.*	2,367
934	Seres Therapeutics Inc.*	8,518
1,185	Sorrento Therapeutics Inc.*(a)	1,837
805	Spark Therapeutics Inc.*	40,999
3,808	Spectrum Pharmaceuticals Inc.*	21,553
629	Stemline Therapeutics Inc.*	4,969
256	Syndax Pharmaceuticals Inc.*	3,108
8,528	Synergy Pharmaceuticals Inc.*(a)	29,933
2,963	Synthetic Biologics Inc.*	1,720
246	Syros Pharmaceuticals Inc.*	3,936
464	T2 Biosystems Inc.*	1,536
3,490	TESARO Inc.*	521,092
1,887	TG Therapeutics Inc.*(a)	21,229
2,233	Trevena Inc.*	5,203
1,224	Trovagene Inc.*	788
1,679	Ultragenyx Pharmaceutical Inc.*	90,414
1,945	United Therapeutics Corp.*	235,131
1,796	Vanda Pharmaceuticals Inc.*	24,695
800	Veracyte Inc.*	6,512
1,405	Versartis Inc.*	21,567
817	Vital Therapies Inc.*	2,165
401	Voyager Therapeutics Inc.*	3,553
134	vTv Therapeutics Inc., Class A Shares*	667
905	XBiotech Inc.*(a)	6,670
1,625	Xencor Inc.*	33,312
926	Zafgen Inc.*	3,139
5,493	ZIOPHARM Oncology Inc.*(a)	32,134

	Total Biotechnology	12,012,571

Health Care Equipment & Supplies - 5.3%
1,018	Abaxis Inc.	49,271
1,735	ABIOMED Inc.*	238,441
108,499	Accuray Inc.*	444,846

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Health Care Equipment & Supplies - 5.3% - (continued)
3,824	Alere Inc.*	$185,502
9,988	Align Technology Inc.*	1,450,258
6,286	Analogic Corp.	451,963
1,254	AngioDynamics Inc.*	18,910
647	Anika Therapeutics Inc.*	29,937
20,050	AtriCure Inc.*	418,845
63	Atrion Corp.	34,754
379	Avinger Inc.*	201
931	AxoGen Inc.*	13,825
16,404	Becton Dickinson and Co.	3,104,129
1,582	Cantel Medical Corp.	123,111
1,470	Cardiovascular Systems Inc.*	44,144
4,771	Cerus Corp.*(a)	10,926
1,766	ConforMIS Inc.*	7,152
1,274	CONMED Corp.	64,681
11,001	Cooper Cos., Inc. (The)	2,406,469
2,051	Corindus Vascular Robotics Inc.*(a)	2,338
3,740	CR Bard Inc.	1,149,788
1,496	CryoLife Inc.*	27,302
536	Cutera Inc.*	12,221
18,349	DexCom Inc.*	1,226,447
6,439	Edwards Lifesciences Corp.*	740,936
3,729	Endologix Inc.*	17,974
408	Entellus Medical Inc.*(a)	5,439
504	Exactech Inc.*	15,271
1,742	GenMark Diagnostics Inc.*	22,541
776	Glaukos Corp.*	31,591
3,080	Globus Medical Inc., Class A Shares*	94,710
57,737	Haemonetics Corp.*	2,354,515
2,045	Halyard Health Inc.*	73,497
2,814	Hill-Rom Holdings Inc.	217,691
12,271	Hologic Inc.*	531,457
644	ICU Medical Inc.*	103,877
3,904	IDEXX Laboratories Inc.*	657,395
685	Inogen Inc.*	60,718
2,516	Insulet Corp.*	105,597
1,392	Integer Holdings Corp.*	55,262
31,409	Integra LifeSciences Holdings Corp.*	1,581,443
1,480	Invacare Corp.	20,942
1,623	InVivo Therapeutics Holdings Corp.*(a)	3,165
191	iRadimed Corp.*	1,557
345	iRhythm Technologies Inc.*	11,965
267	IRIDEX Corp.*(a)	2,400
1,207	K2M Group Holdings Inc.*	27,459
690	LeMaitre Vascular Inc.	21,086
10,411	Masimo Corp.*	906,173
1,954	Meridian Bioscience Inc.	26,965
1,797	Merit Medical Systems Inc.*	63,794
1,513	Natus Medical Inc.*	51,291
1,603	Neogen Corp.*	101,454
10,553	Nevro Corp.*	726,363
1,402	Novocure Ltd.*(a)	17,595
2,224	NuVasive Inc.*	166,867
2,778	NxStage Medical Inc.*	60,172
2,044	OraSure Technologies Inc.*	30,803
823	Orthofix International NV*	34,294
1,124	Oxford Immunotec Global PLC*	15,736
1,243	Penumbra Inc.*	102,983
1,276	Quidel Corp.*	31,670
6,168	ResMed Inc.	438,545

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Health Care Equipment & Supplies - 5.3% - (continued)
2,194	Rockwell Medical Inc.*(a)	$15,709
2,217	RTI Surgical Inc.*	11,418
192	Second Sight Medical Products Inc.*	221
755	Senseonics Holdings Inc.*(a)	1,057
1,777	Spectranetics Corp. (The)*	47,979
1,988	STAAR Surgical Co.*(a)	18,190
7,209	STERIS PLC	559,130
635	Surmodics Inc.*	15,494
304	Tactile Systems Technology Inc.*	7,396
732	Tandem Diabetes Care Inc.*	582
5,660	Teleflex Inc.	1,132,113
4,101	TransEnterix Inc.*	1,944
192	Utah Medical Products Inc.	12,902
60,600	Varex Imaging Corp.*	2,081,610
3,199	West Pharmaceutical Services Inc.	310,367
44,841	Wright Medical Group NV*	1,198,152

	Total Health Care Equipment & Supplies	26,462,918

Health Care Providers & Services - 2.1%
454	AAC Holdings Inc.*	2,851
25,620	Acadia Healthcare Co., Inc.*(a)	1,059,131
1,435	Aceto Corp.	20,305
331	Addus HomeCare Corp.*	12,280
409	Almost Family Inc.*	23,477
1,207	Amedisys Inc.*	72,324
409	American Renal Associates Holdings Inc.*	6,626
2,058	AMN Healthcare Services Inc.*	74,603
3,048	BioScrip Inc.*(a)	5,517
1,110	BioTelemetry Inc.*	32,024
7,984	Brookdale Senior Living Inc.*	109,700
1,464	Capital Senior Living Corp.*	20,262
727	Chemed Corp.	148,788
820	Civitas Solutions Inc.*	12,915
4,744	Community Health Systems Inc.*	41,984
497	CorVel Corp.*	23,160
1,622	Cross Country Healthcare Inc.*	18,734
2,128	Diplomat Pharmacy Inc.*	36,474
1,952	Ensign Group Inc. (The)	35,878
42,800	Envision Healthcare Corp.*	2,337,308
2,272	Genesis Healthcare Inc., Class A Shares*	3,862
1,857	HealthEquity Inc.*	85,051
3,915	HealthSouth Corp.	177,467
3,933	Kindred Healthcare Inc.	38,543
14,885	Laboratory Corp. of America Holdings*	2,069,015
478	Landauer Inc.	23,350
619	LHC Group Inc.*	37,264
1,659	LifePoint Health Inc.*	100,867
1,049	Magellan Health Inc.*	72,119
4,009	MEDNAX Inc.*	217,689
11,548	Molina Healthcare Inc.*	745,654
458	National HealthCare Corp.	31,373
412	National Research Corp., Class A Shares	9,888
2,889	Nobilis Health Corp.*(a)	5,056
2,713	Owens & Minor Inc.	86,490
3,671	Patterson Cos., Inc.	162,111
1,412	PharMerica Corp.*	34,876
2,088	Premier Inc., Class A Shares*	72,078
419	Providence Service Corp. (The)*	19,584
1,714	Quorum Health Corp.*	6,462
1,992	RadNet Inc.*	14,342
4,795	Select Medical Holdings Corp.*	64,253

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Health Care Providers & Services - 2.1% - (continued)
851	Surgery Partners Inc.*	$18,552
1,012	Teladoc Inc.*	30,967
3,480	Tenet Healthcare Corp.*	57,559
43,100	Tivity Health Inc.*	1,463,245
1,225	Triple-S Management Corp., Class B Shares*	19,931
502	US Physical Therapy Inc.	31,752
3,410	VCA Inc.*	314,163
1,949	WellCare Health Plans Inc.*	334,838

	Total Health Care Providers & Services	10,442,742

Health Care Technology - 0.7%
84,511	Allscripts Healthcare Solutions Inc.*	964,271
1,721	athenahealth Inc.*	230,580
1,750	Castlight Health Inc., Class B Shares*(a)	6,125
596	Computer Programs & Systems Inc.	19,906
584	Cotiviti Holdings Inc.*	22,268
736	Evolent Health Inc., Class A Shares*	16,891
1,169	HealthStream Inc.*	32,580
3,648	HMS Holdings Corp.*	66,467
2,749	Inovalon Holdings Inc., Class A Shares*(a)	37,386
2,412	Medidata Solutions Inc.*	171,686
37,282	Omnicell Inc.*	1,487,552
2,402	Quality Systems Inc.*	36,895
4,247	Veeva Systems Inc., Class A Shares*	269,854
1,069	Vocera Communications Inc.*	28,574

	Total Health Care Technology	3,391,035

Life Sciences Tools & Services - 2.3%
1,041	Accelerate Diagnostics Inc.*(a)	29,044
45,183	Agilent Technologies Inc.	2,726,342
1,113	Albany Molecular Research Inc.*(a)	21,659
928	Bio-Rad Laboratories Inc., Class A Shares*	207,389
1,648	Bio-Techne Corp.	184,708
4,548	Bruker Corp.	123,751
1,373	Cambrex Corp.*	73,867
18,152	Charles River Laboratories International Inc.*	1,670,892
992	ChromaDex Corp.*	3,254
2,035	Enzo Biochem Inc.*	18,315
41,141	Fluidigm Corp.*	186,369
21,935	ICON PLC, ADR*	2,064,084
3,454	Illumina Inc.*	612,601
1,883	INC Research Holdings Inc., Class A Shares*	107,049
21,241	Luminex Corp.	430,343
383	Medpace Holdings Inc.*	10,655
748	NanoString Technologies Inc.*	13,718
2,589	NeoGenomics Inc.*	19,573
3,765	Pacific Biosciences of California Inc.*(a)	12,424
9,668	PAREXEL International Corp.*	781,368
1,544	Patheon NV*	53,592
4,755	PerkinElmer Inc.	299,850
1,051	PRA Health Sciences Inc.*	75,935
33,855	QIAGEN NV*	1,136,174
6,239	Quintiles IMS Holdings Inc.*	539,299
3,439	VWR Corp.*	113,693

	Total Life Sciences Tools & Services	11,515,948

Pharmaceuticals - 1.8%
1,313	AcelRx Pharmaceuticals Inc.*(a)	3,282
36,050	Aclaris Therapeutics Inc.*	857,269
1,295	Aerie Pharmaceuticals Inc.*	71,808
585	Agile Therapeutics Inc.*	1,919
3,644	Akorn Inc.*	121,236

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Pharmaceuticals - 1.8% - (continued)
1,650	Amphastar Pharmaceuticals Inc.*	$28,165
1,683	Ampio Pharmaceuticals Inc.*	1,474
391	ANI Pharmaceuticals Inc.*	17,083
1,663	Aratana Therapeutics Inc.*	9,579
419	Axsome Therapeutics Inc.*	1,613
3,188	Bio-Path Holdings Inc.*	1,116
191,690	Cardiome Pharma Corp.*	785,929
4,377	Catalent Inc.*	155,515
2,091	Cempra Inc.*	7,946
456	Clearside Biomedical Inc.*	3,137
568	Collegium Pharmaceutical Inc.*(a)	4,669
3,316	Corcept Therapeutics Inc.*	37,504
2,851	Depomed Inc.*	29,878
1,341	Dermira Inc.*	36,770
4,782	Durect Corp.*(a)	5,882
800	Egalet Corp.*(a)	1,712
9,048	Endo International PLC*	119,253
1,819	Endocyte Inc.*(a)	4,638
386	Flex Pharma Inc.*	1,355
253	Heska Corp.*	24,961
7,166	Horizon Pharma PLC*	71,660
21,658	Impax Laboratories Inc.*	330,284
3,735	Innoviva Inc.*	45,642
17,877	Intersect ENT Inc.*	452,288
1,625	Intra-Cellular Therapies Inc., Class A Shares*	16,656
1,277	Lannett Co., Inc.*(a)	25,668
660	Lipocine Inc.*	2,422
33,632	Medicines Co. (The)*(a)	1,337,545
571	MyoKardia Inc.*	7,366
64,962	Nektar Therapeutics, Class A Shares*	1,291,445
483	Neos Therapeutics Inc.*	4,057
168	Novan Inc.*	832
15	Novus Therapeutics Inc.*	77
668	Ocular Therapeutix Inc.*(a)	6,814
1,600	Omeros Corp.*	24,176
18,247	Pacira Pharmaceuticals Inc.*	810,167
909	Paratek Pharmaceuticals Inc.*	18,225
850	Phibro Animal Health Corp., Class A Shares	29,962
2,389	Prestige Brands Holdings Inc.*	120,358
218	Reata Pharmaceuticals Inc., Class A Shares*	6,023
933	Revance Therapeutics Inc.*(a)	20,759
2,547	SciClone Pharmaceuticals Inc.*	24,196
952	Sucampo Pharmaceuticals Inc., Class A Shares*	9,520
2,007	Supernus Pharmaceuticals Inc.*	75,463
2,095	Teligent Inc.*(a)	17,347
1,504	Tetraphase Pharmaceuticals Inc.*	10,363
6,940	TherapeuticsMD Inc.*(a)	28,801
1,724	Theravance Biopharma Inc.*(a)	62,926
644	Titan Pharmaceuticals Inc.*	1,513
373	WaVe Life Sciences Ltd.*	7,050
26,077	Zoetis Inc., Class A Shares	1,624,076
1,306	Zogenix Inc.*	16,586

	Total Pharmaceuticals	8,833,960

	TOTAL HEALTH CARE	72,659,174

INDUSTRIALS - 18.0%
Aerospace & Defense - 2.6%
1,514	AAR Corp.	52,899
2,752	Aerojet Rocketdyne Holdings Inc.*	60,269
23,224	Aerovironment Inc.*	720,873

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Aerospace & Defense - 2.6% - (continued)
916	Astronics Corp.*	$28,030
2,068	Axon Enterprise Inc.*(a)	49,653
4,170	BWX Technologies Inc.	202,662
1,020	Cubic Corp.	47,277
1,923	Curtiss-Wright Corp.	173,128
2,744	DigitalGlobe Inc.*	85,476
440	Ducommun Inc.*	13,996
807	Engility Holdings Inc.*	21,248
1,287	Esterline Technologies Corp.*	125,418
1,107	HEICO Corp.	82,151
2,085	HEICO Corp., Class A Shares	130,625
81,042	Hexcel Corp.	4,167,990
2,051	Huntington Ingalls Industries Inc.	401,606
86,821	KEYW Holding Corp. (The)*(a)	799,621
19,743	KLX Inc.*	955,364
2,681	Kratos Defense & Security Solutions Inc.*	29,008
40,660	Mercury Systems Inc.*	1,617,048
1,391	Moog Inc., Class A Shares*	97,426
222	National Presto Industries Inc.(a)	23,632
2,591	Orbital ATK Inc.	263,401
377	Sparton Corp.*	6,469
18,122	Spirit AeroSystems Holdings Inc., Class A Shares	987,468
6,187	Teledyne Technologies Inc.*	813,652
15,200	Textron Inc.	726,560
2,307	Triumph Group Inc.	75,208
531	Vectrus Inc.*	15,665
2,583	Wesco Aircraft Holdings Inc.*	24,926

	Total Aerospace & Defense	12,798,749

Air Freight & Logistics - 0.1%
2,296	Air Transport Services Group Inc.*	54,760
1,116	Atlas Air Worldwide Holdings Inc.*	54,349
1,331	Echo Global Logistics Inc.*	24,823
1,223	Forward Air Corp.	63,755
1,389	Hub Group Inc., Class A Shares*	49,796
1,739	Radiant Logistics Inc.*	10,225
4,354	XPO Logistics Inc.*	229,020

	Total Air Freight & Logistics	486,728

Airlines - 0.5%
5,338	Alaska Air Group Inc.	464,673
571	Allegiant Travel Co., Class A Shares	78,227
1,381	Copa Holdings SA, Class A Shares	156,108
2,351	Hawaiian Holdings Inc.*	117,785
14,244	JetBlue Airways Corp.*	319,351
2,143	SkyWest Inc.	73,505
19,462	Spirit Airlines Inc.*	1,033,432
5,139	United Continental Holdings Inc.*	409,424

	Total Airlines	2,652,505

Building Products - 1.4%
1,856	AAON Inc.	67,141
1,580	Advanced Drainage Systems Inc.	30,257
4,233	Allegion PLC	332,841
584	American Woodmark Corp.*	54,195
21,074	AO Smith Corp.	1,156,330
1,227	Apogee Enterprises Inc.	65,375
1,050	Armstrong Flooring Inc.*	19,414
2,006	Armstrong World Industries Inc.*	83,550
3,910	Builders FirstSource Inc.*	53,411
1,094	Caesarstone Ltd.*	41,080
1,606	Continental Building Products Inc.*	39,186

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Building Products - 1.4% - (continued)
636	CSW Industrials Inc.*	$22,451
6,730	Fortune Brands Home & Security Inc.	424,663
1,282	Gibraltar Industries Inc.*	39,870
1,372	Griffon Corp.	29,772
829	Insteel Industries Inc.	26,329
1,086	JELD-WEN Holding Inc.*	33,927
1,739	Lennox International Inc.	307,977
1,290	Masonite International Corp.*	95,008
118,075	NCI Building Systems Inc.*	1,965,949
5,092	Owens Corning	317,741
680	Patrick Industries Inc.*	45,016
2,277	PGT Innovations Inc.*	26,072
93,514	Ply Gem Holdings Inc.*	1,528,954
1,614	Quanex Building Products Corp.	33,248
1,762	Simpson Manufacturing Co., Inc.	70,797
1,282	Trex Co., Inc.*	82,394
855	Universal Forest Products Inc.	75,180
3,839	USG Corp.*	109,181

	Total Building Products	7,177,309

Commercial Services & Supplies - 2.0%
2,428	ABM Industries Inc.	104,501
4,855	ACCO Brands Corp.*	55,104
934	Advanced Disposal Services Inc.*	21,781
633	Aqua Metals Inc.*(a)	7,514
1,684	ARC Document Solutions Inc.*	5,574
1,981	Brady Corp., Class A Shares	71,118
1,961	Brink’s Co. (The)	123,739
1,823	Casella Waste Systems Inc., Class A Shares*	25,558
1,470	CECO Environmental Corp.	13,818
12,709	Cintas Corp.	1,599,809
15,728	Clean Harbors Inc.*	918,673
8,624	Copart Inc.*	268,983
131,588	Covanta Holding Corp.	1,940,923
2,190	Deluxe Corp.	149,270
1,125	Ennis Inc.	18,056
1,696	Essendant Inc.	27,306
3,079	Healthcare Services Group Inc.	147,392
607	Heritage-Crystal Clean Inc.*	9,257
2,588	Herman Miller Inc.	81,651
1,974	HNI Corp.	84,921
1,730	InnerWorkings Inc.*	18,753
2,987	Interface Inc., Class A Shares	61,383
28,705	KAR Auction Services Inc.	1,250,677
1,820	Kimball International Inc., Class B Shares	31,268
2,210	Knoll Inc.	47,515
1,238	LSC Communications Inc.	26,332
1,432	Matthews International Corp., Class A Shares	91,290
1,052	McGrath RentCorp	34,895
2,036	Mobile Mini Inc.	57,008
1,364	MSA Safety Inc.	110,620
565	Multi-Color Corp.	48,534
8,213	Pitney Bowes Inc.	122,127
1,401	Quad/Graphics Inc.	31,200
4,249	Rollins Inc.	183,004
3,301	RR Donnelley & Sons Co.	39,348
805	SP Plus Corp.*	23,748
3,957	Steelcase Inc., Class A Shares	66,280
1,324	Team Inc.*	33,961
2,532	Tetra Tech Inc.	116,345
845	TRC Cos., Inc.*	14,788

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Commercial Services & Supplies - 2.0% - (continued)
672	UniFirst Corp.	$95,222
1,005	US Ecology Inc.	50,275
941	Viad Corp.	41,545
248	VSE Corp.	10,376
14,930	Waste Connections Inc.	1,420,590
2,032	West Corp.	47,081

	Total Commercial Services & Supplies	9,749,113

Construction & Engineering - 1.8%
6,540	AECOM*	209,999
1,595	Aegion Corp., Class A Shares*	31,565
881	Ameresco Inc., Class A Shares*	6,079
618	Argan Inc.	36,493
4,680	Chicago Bridge & Iron Co. NV	88,546
1,699	Comfort Systems USA Inc.	58,531
1,349	Dycom Industries Inc.*	113,572
27,593	EMCOR Group Inc.	1,738,911
27,312	Granite Construction Inc.	1,279,840
2,352	Great Lakes Dredge & Dock Corp.*	9,761
1,060	HC2 Holdings Inc.*	5,618
299	IES Holdings Inc.*	4,590
48,339	Jacobs Engineering Group Inc.	2,533,930
50,858	KBR Inc.	693,195
125,363	Layne Christensen Co.*(a)	911,389
2,887	MasTec Inc.*	122,409
493	MYR Group Inc.*	14,475
340	NV5 Global Inc.*	12,478
1,240	Orion Group Holdings Inc.*	8,841
1,832	Primoris Services Corp.	42,502
6,133	Quanta Services Inc.*	188,038
1,754	Tutor Perini Corp.*	45,516
4,186	Valmont Industries Inc.	612,830

	Total Construction & Engineering	8,769,108

Electrical Equipment - 0.4%
328	Allied Motion Technologies Inc.	8,259
340	American Superconductor Corp.*	1,401
571	Atkore International Group Inc.*	11,911
1,108	AZZ Inc.	60,109
2,237	Babcock & Wilcox Enterprises Inc.*	23,824
935	Encore Wire Corp.	38,662
748	Energous Corp.*	11,542
1,902	EnerSys	140,862
979	FuelCell Energy Inc.*	944
2,672	Generac Holdings Inc.*	92,585
2,218	General Cable Corp.	36,708
2,392	Hubbell Inc., Class B Shares	277,257
1,036	LSI Industries Inc.	9,148
9,596	Plug Power Inc.*(a)	17,849
407	Powell Industries Inc.	13,402
144	Preformed Line Products Co.	6,912
1,949	Regal Beloit Corp.	154,361
2,938	Sunrun Inc.*(a)	14,807
48,327	Thermon Group Holdings Inc.*	895,016
307	TPI Composites Inc.*	5,225
637	Vicor Corp.*	10,797
1,359	Vivint Solar Inc.*(a)	4,349

	Total Electrical Equipment	1,835,930

Industrial Conglomerates - 0.6%
17,263	Carlisle Cos., Inc.	1,749,260
1,665	Raven Industries Inc.	56,360

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Industrial Conglomerates - 0.6% - (continued)
6,197	Roper Technologies Inc.	$1,407,959

	Total Industrial Conglomerates	3,213,579

Machinery - 4.4%
2,235	Actuant Corp., Class A Shares	57,998
3,078	AGCO Corp.	197,084
440	Alamo Group Inc.	37,457
1,211	Albany International Corp., Class A Shares	58,491
5,624	Allison Transmission Holdings Inc.	217,761
1,159	Altra Industrial Motion Corp.	50,069
357	American Railcar Industries Inc.(a)	12,670
885	Astec Industries Inc.	49,533
2,184	Barnes Group Inc.	123,593
330	Blue Bird Corp.*(a)	6,023
1,990	Briggs & Stratton Corp.	47,322
1,424	Chart Industries Inc.*	48,914
759	CIRCOR International Inc.	48,925
4,305	Colfax Corp.*	174,611
676	Columbus McKinnon Corp.	18,887
2,178	Crane Co.	168,969
782	DMC Global Inc.	9,892
5,597	Donaldson Co., Inc.	268,432
1,036	Douglas Dynamics Inc.	31,546
1,692	Energy Recovery Inc.*(a)	12,842
896	EnPro Industries Inc.	59,862
1,042	ESCO Technologies Inc.	60,019
462	ExOne Co. (The)*	6,080
2,834	Federal Signal Corp.	44,437
16,997	Flowserve Corp.	824,354
1,979	Franklin Electric Co., Inc.	75,598
494	FreightCar America Inc.	8,279
303	Gencor Industries Inc.*	4,909
985	Global Brass & Copper Holdings Inc.	29,846
796	Gorman-Rupp Co. (The)	19,160
2,433	Graco Inc.	267,314
362	Graham Corp.	7,577
1,255	Greenbrier Cos., Inc. (The)(a)	55,534
678	Hardinge Inc.	8,204
40,098	Harsco Corp.*	597,460
2,571	Hillenbrand Inc.	91,785
240	Hurco Cos., Inc.	6,984
446	Hyster-Yale Materials Handling Inc.	33,285
26,403	IDEX Corp.	2,863,933
16,460	ITT Inc.	625,645
21,166	John Bean Technologies Corp.	1,826,626
485	Kadant Inc.	37,272
3,452	Kennametal Inc.	132,798
2,696	Lincoln Electric Holdings Inc.	240,968
497	Lindsay Corp.(a)	42,434
760	Lydall Inc.*	38,342
370,495	Manitowoc Co., Inc. (The)*	2,097,002
28,766	Meritor Inc.*	447,887
2,500	Middleby Corp. (The)*	320,900
9,407	Milacron Holdings Corp.*	163,588
563	Miller Industries Inc.	14,413
2,465	Mueller Industries Inc.	69,710
6,796	Mueller Water Products Inc., Class A Shares	75,979
2,104	Navistar International Corp.*	54,430
1,160	NN Inc.	33,176
2,502	Nordson Corp.	289,932
170	Omega Flex Inc.	10,407

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Machinery - 4.4% - (continued)
3,166	Oshkosh Corp.	$199,838
407	Park-Ohio Holdings Corp.	15,100
926	Proto Labs Inc.*	59,264
993	RBC Bearings Inc.*	100,611
475	REV Group Inc.	12,754
3,519	Rexnord Corp.*	80,233
17,199	Snap-on Inc.	2,780,390
1,440	Spartan Motors Inc.	12,384
1,922	SPX Corp.*	46,301
52,264	SPX FLOW Inc.*	1,951,015
585	Standex International Corp.	51,422
1,050	Sun Hydraulics Corp.	44,930
574	Supreme Industries Inc., Class A Shares	10,171
810	Tennant Co.	56,700
4,144	Terex Corp.	135,840
3,108	Timken Co. (The)	143,434
2,070	Titan International Inc.	21,466
4,687	Toro Co. (The)	321,013
2,082	TriMas Corp.*	45,388
6,707	Trinity Industries Inc.	171,163
13,800	Twin Disc Inc.*	247,020
2,476	Wabash National Corp.	49,495
2,315	WABCO Holdings Inc.*	282,013
15,914	Wabtec Corp.(a)	1,300,970
1,191	Watts Water Technologies Inc., Class A Shares	73,961
5,544	Welbilt Inc.*	107,221
2,280	Woodward Inc.	155,314
7,875	Xylem Inc.	410,603

	Total Machinery	22,113,162

Marine - 0.2%
1,126	Costamare Inc.	7,375
42,700	Danaos Corp.*	59,780
2,358	Kirby Corp.*	156,218
17,794	Matson Inc.	520,652
2,087	Scorpio Bulkers Inc.*	12,105

	Total Marine	756,130

Professional Services - 1.2%
721	Acacia Research Corp.*	2,848
1,787	Advisory Board Co. (The)*	92,388
359	Barrett Business Services Inc.	20,488
1,667	CBIZ Inc.*	25,172
636	Cogint Inc.*	3,434
365	CRA International Inc.	12,618
1,584	Dun & Bradstreet Corp. (The)	165,861
13,027	Equifax Inc.	1,782,093
1,102	Exponent Inc.	65,349
449	Franklin Covey Co.*	8,868
1,801	FTI Consulting Inc.*	62,188
559	GP Strategies Corp.*	13,723
934	Heidrick & Struggles International Inc.	20,128
1,829	Hill International Inc.*	8,962
1,023	Huron Consulting Group Inc.*	42,506
851	ICF International Inc.*	40,039
727	Insperity Inc.	54,852
1,361	Kelly Services Inc., Class A Shares	31,616
1,132	Kforce Inc.	20,376
2,471	Korn/Ferry International	79,344
2,947	ManpowerGroup Inc.	300,211
76,779	Mistras Group Inc.*	1,606,217
2,245	Navigant Consulting Inc.*	43,755

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Professional Services - 1.2% - (continued)
2,211	On Assignment Inc.*	$115,856
1,056	Resources Connection Inc.	13,253
5,683	Robert Half International Inc.	264,203
2,221	RPX Corp.*	29,406
2,326	TransUnion*	101,669
1,911	TriNet Group Inc.*	59,107
1,935	TrueBlue Inc.*	51,955
10,397	WageWorks Inc.*	735,588

	Total Professional Services	5,874,073

Road & Rail - 0.9%
267	AMERCO	98,590
1,199	ArcBest Corp.	22,541
40,997	Avis Budget Group Inc.*	938,421
1,469	Celadon Group Inc.	2,938
438	Covenant Transportation Group Inc., Class A Shares*	8,068
2,673	Genesee & Wyoming Inc., Class A Shares*	175,081
2,160	Heartland Express Inc.	42,012
27,674	Hertz Global Holdings Inc.*(a)	282,552
2,926	Knight Transportation Inc.	97,582
1,825	Landstar System Inc.	152,479
1,051	Marten Transport Ltd.	26,012
2,944	Old Dominion Freight Line Inc.	262,958
43	PAM Transportation Services Inc.*	758
1,683	Roadrunner Transportation Systems Inc.*	10,687
31,095	Ryder System Inc.	2,065,330
1,065	Saia Inc.*	49,203
2,985	Swift Transportation Co., Class A Shares*	71,491
346	Universal Logistics Holdings Inc.	4,775
357	USA Truck Inc.*	2,353
1,942	Werner Enterprises Inc.	52,919
1,466	YRC Worldwide Inc.*	13,473

	Total Road & Rail	4,380,223

Trading Companies & Distributors - 1.9%
4,293	Air Lease Corp., Class A Shares	158,498
2,205	Aircastle Ltd.	48,135
1,622	Applied Industrial Technologies Inc.	100,159
20,197	Beacon Roofing Supply Inc.*	974,101
58,017	BMC Stock Holdings Inc.*	1,131,332
705	CAI International Inc.*	13,571
601	DXP Enterprises Inc.*	21,534
343	Foundation Building Materials Inc.*	4,631
1,796	GATX Corp.(a)	106,826
330	GMS Inc.*	10,778
1,270	H&E Equipment Services Inc.	25,260
32,377	HD Supply Holdings Inc.*	1,306,412
1,128	Herc Holdings Inc.*	42,672
1,009	Kaman Corp.	48,745
403	Lawson Products Inc.*	8,584
4,041	MRC Global Inc.*	72,940
1,945	MSC Industrial Direct Co., Inc., Class A Shares	163,263
564	Neff Corp., Class A Shares*	9,588
4,563	NOW Inc.*	75,335
25,461	Rush Enterprises Inc., Class A Shares*	912,777
276	Rush Enterprises Inc., Class B Shares*	9,100
530	SiteOne Landscape Supply Inc.*	28,185
150,601	Textainer Group Holdings Ltd.(a)	1,656,611
690	Titan Machinery Inc.*	11,627
1,584	Triton International Ltd.	44,384
3,876	United Rentals Inc.*	421,437
37,282	Univar Inc.*	1,134,118

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 18.0% - (continued)
Trading Companies & Distributors - 1.9% - (continued)
407	Veritiv Corp.*	$17,989
6,432	Watsco Inc.	907,684
2,121	WESCO International Inc.*	129,699
210	Willis Lease Finance Corp.*	5,485

	Total Trading Companies & Distributors	9,601,460

Transportation Infrastructure - 0.0%
3,178	Macquarie Infrastructure Corp.	247,566

	TOTAL INDUSTRIALS	89,655,635

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.5%
251	Acacia Communications Inc.*	11,807
2,243	ADTRAN Inc.	43,178
1,111	Aerohive Networks Inc.*	5,288
771	Applied Optoelectronics Inc.*(a)	53,831
1,735	Arista Networks Inc.*	255,704
52,028	ARRIS International PLC*	1,458,865
570	Black Box Corp.	4,674
17,625	Brocade Communications Systems Inc.	222,604
1,603	CalAmp Corp.*	30,297
2,086	Calix Inc.*	13,663
83,797	Ciena Corp.*	1,967,554
411	Clearfield Inc.*(a)	5,363
5,666	CommScope Holding Co., Inc.*	209,585
1,124	Comtech Telecommunications Corp.	16,219
1,211	Digi International Inc.*	11,565
2,011	EchoStar Corp., Class A Shares*	118,749
754	EMCORE Corp.	7,578
4,891	Extreme Networks Inc.*	47,100
4,763	Finisar Corp.*	117,456
2,764	Harmonic Inc.*	13,958
97,471	Infinera Corp.*	947,418
1,566	InterDigital Inc.	126,846
659	KVH Industries Inc.*	6,227
2,231	Lumentum Holdings Inc.*	127,279
1,385	NETGEAR Inc.*	58,101
3,921	NetScout Systems Inc.*	143,509
5,187	Oclaro Inc.*(a)	46,061
1,437	Plantronics Inc.	76,046
272	Quantenna Communications Inc.*	5,201
3,042	ShoreTel Inc.*	17,644
301	Silicom Ltd.	15,342
55,757	Sonus Networks Inc.*	376,360
1,030	Ubiquiti Networks Inc.*(a)	48,575
2,257	ViaSat Inc.*	147,269
52,736	Viavi Solutions Inc.*	592,225

	Total Communications Equipment	7,349,141

Electronic Equipment, Instruments & Components - 2.8%
8,888	Amphenol Corp., Class A Shares	663,045
1,273	Anixter International Inc.*	96,111
3,984	Arrow Electronics Inc.*	301,151
5,689	Avnet Inc.	208,673
2,199	AVX Corp.	35,998
1,282	Badger Meter Inc.	50,254
429	Bel Fuse Inc., Class B Shares	10,296
1,816	Belden Inc.	128,936
2,052	Benchmark Electronics Inc.*	66,280
7,191	CDW Corp.	432,754
3,597	Cognex Corp.	329,161
1,052	Coherent Inc.*	261,054

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
Electronic Equipment, Instruments & Components - 2.8% - (continued)
631	Control4 Corp.*	$12,525
1,410	CTS Corp.	29,680
1,833	Daktronics Inc.	18,202
2,253	Dolby Laboratories Inc., Class A Shares	113,529
1,120	Electro Scientific Industries Inc.*	9,363
570	ePlus Inc.*	44,888
1,615	Fabrinet*	56,896
734	FARO Technologies Inc.*	25,506
5,968	Fitbit Inc., Class A Shares*	31,213
27,573	Flex Ltd.*	475,910
6,065	FLIR Systems Inc.	229,803
11,425	II-VI Inc.*	342,750
1,566	Insight Enterprises Inc.*	65,052
1,554	IPG Photonics Corp.*	216,068
11,357	Itron Inc.*	768,301
8,294	Jabil Circuit Inc.	248,156
84,812	Keysight Technologies Inc.*	3,277,136
1,224	Kimball Electronics Inc.*	21,298
3,798	Knowles Corp.*	65,060
970	Littelfuse Inc.	157,091
46,721	Maxwell Technologies Inc.*(a)	270,515
139	Mesa Laboratories Inc.	21,731
1,564	Methode Electronics Inc.	62,795
740	MTS Systems Corp.	38,369
4,499	National Instruments Corp.	171,637
1,381	Novanta Inc.*	46,954
12,770	Orbotech Ltd.*	455,634
8,537	OSI Systems Inc.*	676,045
999	Park Electrochemical Corp.	16,883
478	PC Connection Inc.	12,466
1,431	Plexus Corp.*	74,383
1,285	Radisys Corp.*	4,844
722	Rogers Corp.*	76,684
3,255	Sanmina Corp.*	119,133
1,179	ScanSource Inc.*	44,802
1,258	SYNNEX Corp.	139,965
642	Systemax Inc.	10,227
1,533	Tech Data Corp.*	148,655
10,944	Trimble Inc.*	394,422
3,388	TTM Technologies Inc.*	55,021
14,110	Universal Display Corp.	1,600,074
23,048	VeriFone Systems Inc.*	421,548
5,997	Vishay Intertechnology Inc.	98,051
461	Vishay Precision Group Inc.*	7,975
2,307	Zebra Technologies Corp., Class A Shares*	240,712

	Total Electronic Equipment, Instruments & Components	14,001,665

Internet Software & Services - 1.0%
1,564	2U Inc.*	66,861
701	Actua Corp.*	9,814
438	Alarm.com Holdings Inc.*	14,257
934	Amber Road Inc.*	6,753
1,921	Angie’s List Inc.*	23,129
285	Appfolio Inc., Class A Shares*	8,165
474	Apptio Inc., Class A Shares*	7,830
258	Autobytel Inc.*	3,248
2,194	Bankrate Inc.*	22,927
3,781	Bazaarvoice Inc.*	17,204
580	Benefitfocus Inc.*(a)	18,444
1,807	Blucora Inc.*	37,043
2,221	Box Inc., Class A Shares*	41,533

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
Internet Software & Services - 1.0% - (continued)
1,464	Brightcove Inc.*	$8,711
762	Carbonite Inc.*	14,173
755	Care.com Inc.*	11,604
1,202	ChannelAdvisor Corp.*	13,703
1,086	Cimpress NV*(a)	95,937
652	CommerceHub Inc., Series A*	11,097
1,305	CommerceHub Inc., Series C*	22,420
2,183	Cornerstone OnDemand Inc.*	81,557
6,536	CoStar Group Inc.*	1,709,622
450	Coupa Software Inc.*	15,399
64,986	Covisint Corp.*	133,221
2,559	DHI Group Inc.*	7,293
2,694	Endurance International Group Holdings Inc.*	20,340
1,759	Envestnet Inc.*	63,060
1,569	Five9 Inc.*	35,255
479	Global Sources Ltd.*	10,011
2,035	GoDaddy Inc., Class A Shares*	83,720
2,684	Gogo Inc.*(a)	34,704
3,532	GrubHub Inc.*	153,536
1,242	GTT Communications Inc.*	40,055
2,035	Hortonworks Inc.*(a)	25,153
3,126	IAC/InterActiveCorp.*	332,419
524	Instructure Inc.*	13,991
2,067	j2 Global Inc.	174,910
2,946	Limelight Networks Inc.*	8,691
1,072	Liquidity Services Inc.*	6,646
2,599	LivePerson Inc.*	24,820
2,293	LogMeIn Inc.	254,523
1,380	Marchex Inc., Class B Shares*	3,878
1,403	Match Group Inc.*(a)	27,330
2,129	Meet Group Inc. (The)*	9,857
660	MINDBODY Inc., Class A Shares*	18,513
1,015	New Relic Inc.*	44,325
2,696	NIC Inc.	54,594
383	Numerex Corp., Class A Shares*	1,582
629	Nutanix Inc., Class A Shares*(a)	11,731
9,790	Pandora Media Inc.*(a)	87,131
1,174	Q2 Holdings Inc.*	46,490
1,618	QuinStreet Inc.*	6,286
2,915	Quotient Technology Inc.*	32,065
303	Reis Inc.	5,727
344	Rightside Group Ltd.*	3,134
880	Shutterstock Inc.*	40,973
773	SPS Commerce Inc.*	44,958
727	Stamps.com Inc.*(a)	100,253
831	TechTarget Inc.*	7,562
302	Trade Desk Inc. (The), Class A Shares*	16,610
2,262	TrueCar Inc.*	39,766
807	Twilio Inc., Class A Shares*(a)	19,618
1,940	Web.com Group Inc.*	44,135
1,684	WebMD Health Corp., Class A Shares*	94,270
1,073	Xactly Corp.*	16,846
1,221	XO Group Inc.*	20,159
2,999	Yelp Inc., Class A Shares*	83,732
2,256	Zillow Group Inc., Class A Shares*	99,016
4,546	Zillow Group Inc., Class C Shares*	197,842

	Total Internet Software & Services	4,862,162

IT Services - 4.8%
37,394	Acxiom Corp.*	979,723
652	ALJ Regional Holdings Inc.*	2,204

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
IT Services - 4.8% - (continued)
2,566	Alliance Data Systems Corp.	$618,740
1,092	Black Knight Financial Services Inc., Class A Shares*	43,516
2,398	Blackhawk Network Holdings Inc., Class A Shares*	103,953
5,017	Booz Allen Hamilton Holding Corp., Class A Shares	197,871
5,237	Broadridge Financial Solutions Inc.	397,436
1,059	CACI International Inc., Class A Shares*	130,363
1,943	Cardtronics PLC, Class A Shares*	66,548
505	Cass Information Systems Inc.	30,926
41,997	Conduent Inc.*	689,171
3,844	Convergys Corp.	93,448
32,838	CoreLogic Inc.*	1,421,885
1,498	CSG Systems International Inc.	59,755
7,253	CSRA Inc.	218,751
7,216	DST Systems Inc.	871,837
8,842	DXC Technology Co.*	685,432
2,118	EPAM Systems Inc.*	177,658
58,213	Euronet Worldwide Inc.*	5,077,920
2,936	EVERTEC Inc.	48,444
1,379	ExlService Holdings Inc.*	72,218
490	Forrester Research Inc.	19,306
10,127	Gartner Inc.*	1,211,189
69,711	Genpact Ltd.	1,904,505
18,753	Global Payments Inc.	1,717,962
1,037	Hackett Group Inc. (The)	15,202
1,769	Information Services Group Inc.*	6,457
41,103	InterXion Holding NV*	1,827,028
9,432	Jack Henry & Associates Inc.	1,001,773
5,834	Leidos Holdings Inc.	324,137
1,144	ManTech International Corp., Class A Shares	43,815
2,830	MAXIMUS Inc.	175,686
1,140	MoneyGram International Inc.*	19,859
231	NCI Inc., Class A Shares*	4,412
1,683	Perficient Inc.*	29,065
716	PFSweb Inc.*	4,948
2,390	Planet Payment Inc.*	8,246
8,936	Sabre Corp.	200,435
1,875	Science Applications International Corp.	142,481
3,090	ServiceSource International Inc.*	10,691
2,361	Square Inc., Class A Shares*	54,279
1,440	Sykes Enterprises Inc.*	47,995
1,580	Syntel Inc.	27,618
854	TeleTech Holdings Inc.	36,338
15,279	Teradata Corp.*	416,506
4,640	Travelport Worldwide Ltd.	62,640
24,736	Unisys Corp.*(a)	291,885
16,502	Vantiv Inc., Class A Shares*	1,035,005
1,299	Virtusa Corp.*	37,697
1,734	WEX Inc.*	177,145
31,200	WNS Holdings Ltd., ADR*	1,038,960

	Total IT Services	23,881,064

Semiconductors & Semiconductor Equipment - 3.8%
1,780	Advanced Energy Industries Inc.*	136,935
32,481	Advanced Micro Devices Inc.*	363,462
891	Alpha & Omega Semiconductor Ltd.*	16,590
1,375	Ambarella Inc.*	80,493
4,668	Amkor Technology Inc.*	52,935
1,358	Axcelis Technologies Inc.*	29,537
2,895	Brooks Automation Inc.	79,757
1,012	Cabot Microelectronics Corp.	76,396
19,083	Cavium Inc.*	1,392,487

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
Semiconductors & Semiconductor Equipment - 3.8% - (continued)
10,890	CEVA Inc.*	$460,102
2,783	Cirrus Logic Inc.*	183,539
851	Cohu Inc.	15,599
4,327	Cree Inc.*	103,177
54,498	Cypress Semiconductor Corp.	762,427
1,720	Diodes Inc.*	44,049
791	DSP Group Inc.*	9,373
6,187	Entegris Inc.*	152,819
3,340	First Solar Inc.*	128,623
32,591	FormFactor Inc.*	479,088
200	Impinj Inc.*	8,730
1,762	Inphi Corp.*	69,916
70,470	Integrated Device Technology Inc.*	1,802,623
1,239	IXYS Corp.	18,275
3,077	Kopin Corp.*	10,616
8,254	Lam Research Corp.	1,280,773
5,637	Lattice Semiconductor Corp.*	39,177
42,072	MACOM Technology Solutions Holdings Inc.*	2,565,130
17,815	Marvell Technology Group Ltd.	307,131
2,583	MaxLinear Inc., Class A Shares*	80,460
19,200	Mellanox Technologies Ltd.*	912,000
22,697	Microsemi Corp.*	1,114,650
2,331	MKS Instruments Inc.	190,559
17,635	Monolithic Power Systems Inc.	1,731,757
1,127	Nanometrics Inc.*	31,331
1,517	NeoPhotonics Corp.*	13,668
117	NVE Corp.	9,236
18,214	ON Semiconductor Corp.*	281,953
1,232	PDF Solutions Inc.*	20,008
3,032	Photronics Inc.*	30,472
1,181	Power Integrations Inc.	79,068
18,395	Qorvo Inc.*	1,433,890
81,669	Rambus Inc.*	966,961
1,446	Rudolph Technologies Inc.*	34,559
2,838	Semtech Corp.*	108,412
1,790	Sigma Designs Inc.*	11,187
1,814	Silicon Laboratories Inc.*	135,687
2,834	SunPower Corp., Class A Shares*(a)	22,304
1,494	Synaptics Inc.*	83,007
8,905	Teradyne Inc.	316,573
1,249	Ultra Clean Holdings Inc.*	28,527
28,385	Veeco Instruments Inc.*	892,708
2,704	Xcerra Corp.*	26,256
2,103	Xperi Corp.	64,457

	Total Semiconductors & Semiconductor Equipment	19,289,449

Software - 5.7%
4,055	8x8 Inc.*	55,351
2,148	A10 Networks Inc.*	17,549
4,965	ACI Worldwide Inc.*	113,500
22,951	Activision Blizzard Inc.	1,344,470
597	Agilysys Inc.*	5,916
1,467	American Software Inc., Class A Shares	15,756
3,887	ANSYS Inc.*	491,045
3,455	Aspen Technology Inc.*	211,308
1,182	Atlassian Corp. PLC, Class A Shares*	42,268
963	Barracuda Networks Inc.*	21,109
2,071	Blackbaud Inc.	171,334
475	Blackline Inc.*	16,036
1,864	Bottomline Technologies de Inc.*	46,619
22,458	BroadSoft Inc.*	898,320

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
Software - 5.7% - (continued)
56,462	Cadence Design Systems Inc.*	$1,984,075
2,575	Callidus Software Inc.*	61,542
24,784	CDK Global Inc.	1,523,225
19,639	CommVault Systems Inc.*	1,102,239
459	Digimarc Corp.*	15,996
988	Ebix Inc.(a)	54,686
18,831	Electronic Arts Inc.*	2,134,117
1,458	Ellie Mae Inc.*	159,738
1,037	EnerNOC Inc.*	5,652
279	Everbridge Inc.*	7,215
738	Exa Corp.*	10,251
1,367	Fair Isaac Corp.	181,346
62,093	FireEye Inc.*(a)	930,774
37,344	Fortinet Inc.*	1,469,113
1,516	Gigamon Inc.*	57,835
1,175	Globant SA*	46,013
5,035	Glu Mobile Inc.*(a)	12,789
750	Guidance Software Inc.*	4,808
3,232	Guidewire Software Inc.*	214,669
1,232	HubSpot Inc.*	88,827
1,331	Imperva Inc.*	65,751
2,767	Jive Software Inc.*	14,596
3,144	Manhattan Associates Inc.*	147,265
415	MicroStrategy Inc., Class A Shares*	75,679
1,176	Mitek Systems Inc.*	9,173
1,515	MobileIron Inc.*	8,181
975	Model N Inc.*	12,626
1,837	Monotype Imaging Holdings Inc.	35,913
9,940	Nice Ltd., ADR	774,425
78,084	Nuance Communications Inc.*	1,445,335
673	Park City Group Inc.*(a)	8,413
1,929	Paycom Software Inc.*	126,234
1,003	Paylocity Holding Corp.*	46,991
1,546	Pegasystems Inc.	90,364
2,147	Progress Software Corp.	62,692
18,298	Proofpoint Inc.*	1,573,628
1,163	PROS Holdings Inc.*	34,739
5,074	PTC Inc.*	292,161
367	QAD Inc., Class A Shares	11,946
1,263	Qualys Inc.*	53,046
1,002	Rapid7 Inc.*	18,397
1,166	RealNetworks Inc.*	4,839
2,380	RealPage Inc.*	82,348
10,275	Red Hat Inc.*	920,332
2,535	RingCentral Inc., Class A Shares*	86,444
699	Rosetta Stone Inc.*	8,297
1,908	Rubicon Project Inc. (The)*	9,502
1,140	Sapiens International Corp. NV*	14,147
56,800	Seachange International Inc.*	139,160
208	SecureWorks Corp., Class A Shares*	2,263
66,374	Silver Spring Networks Inc.*	675,687
5,639	Splunk Inc.*	345,332
7,269	SS&C Technologies Holdings Inc.	273,169
1,903	Synchronoss Technologies Inc.*	24,320
6,683	Synopsys Inc.*	500,356
18,001	Tableau Software Inc., Class A Shares*	1,116,242
4,318	Take-Two Interactive Software Inc.*	331,363
1,707	Telenav Inc.*	13,912
57,498	TiVo Corp.	1,023,464
1,466	Tyler Technologies Inc.*	250,510

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 20.0% - (continued)
Software - 5.7% - (continued)
5,504	Ultimate Software Group Inc. (The)*(a)	$1,214,953
501	Varonis Systems Inc.*	18,211
20,614	VASCO Data Security International Inc.*	282,412
37,206	Verint Systems Inc.*	1,529,167
1,760	VirnetX Holding Corp.*(a)	5,984
1,080	Workiva Inc., Class A Shares*	19,656
41,123	Zendesk Inc.*	1,068,376
2,104	Zix Corp.*	12,140
31,385	Zynga Inc., Class A Shares*	110,475

	Total Software	28,506,107

Technology Hardware, Storage & Peripherals - 0.4%
4,634	3D Systems Corp.*(a)	94,765
1,660	Avid Technology Inc.*	8,649
778	CPI Card Group Inc.(a)	1,517
1,869	Cray Inc.*	33,175
2,947	Diebold Nixdorf Inc.	77,948
787	Eastman Kodak Co.*	7,280
24,002	Electronics for Imaging Inc.*	1,138,175
1,538	Immersion Corp.*	13,073
5,333	NCR Corp.*	205,480
3,014	Pure Storage Inc., Class A Shares*	39,001
17,350	Quantum Corp.*	147,301
4,879	Stratasys Ltd.*	131,245
1,806	Super Micro Computer Inc.*	44,428
1,374	USA Technologies Inc.*(a)	6,389

	Total Technology Hardware, Storage & Peripherals	1,948,426

	TOTAL INFORMATION TECHNOLOGY	99,838,014

MATERIALS - 6.2%
Chemicals - 2.2%
1,308	A Schulman Inc.	38,324
1,201	AgroFresh Solutions Inc.*	8,443
23,926	Albemarle Corp.	2,717,994
1,267	American Vanguard Corp.	21,349
2,744	Ashland Global Holdings Inc.	182,586
7,319	Axalta Coating Systems Ltd.*	229,085
1,386	Balchem Corp.	109,106
2,707	Cabot Corp.	141,387
113,071	Calgon Carbon Corp.	1,588,647
10,804	CF Industries Holdings Inc.	290,628
324	Chase Corp.	34,182
8,042	Chemours Co. (The)	321,600
1,153	Codexis Inc.*	4,612
3,826	Ferro Corp.*	64,124
2,655	Flotek Industries Inc.*(a)	26,231
10,524	FMC Corp.	793,194
1,322	FutureFuel Corp.	17,900
3,069	GCP Applied Technologies Inc.*	92,377
436	Hawkins Inc.	20,514
9,218	HB Fuller Co.	467,813
8,858	Huntsman Corp.	211,706
1,847	Ingevity Corp.*	109,102
874	Innophos Holdings Inc.	36,961
1,002	Innospec Inc.	64,128
340	KMG Chemicals Inc.	19,016
920	Koppers Holdings Inc.*	33,166
1,382	Kraton Corp.*	44,639
1,013	Kronos Worldwide Inc.	18,578
973	LSB Industries Inc.*(a)	8,553
1,499	Minerals Technologies Inc.	107,853

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.2% - (continued)
Chemicals - 2.2% - (continued)
326	NewMarket Corp.	$151,704
7,043	Olin Corp.	206,642
2,035	OMNOVA Solutions Inc.*	17,603
8,697	Platform Specialty Products Corp.*	108,539
3,626	PolyOne Corp.	135,395
553	Quaker Chemical Corp.	77,083
2,014	Rayonier Advanced Materials Inc.	35,023
5,734	RPM International Inc.	310,955
1,969	Scotts Miracle-Gro Co. (The)	170,535
1,970	Sensient Technologies Corp.	158,171
2,082	Sherwin-Williams Co. (The)	690,745
825	Stepan Co.	69,811
3,199	TerraVia Holdings Inc.*	843
1,070	Trecora Resources*	11,449
1,189	Tredegar Corp.	18,786
1,177	Trinseo SA	75,858
2,733	Tronox Ltd., Class A Shares	41,542
1,313	Valhi Inc.	4,477
3,471	Valspar Corp. (The)	392,188
8,993	Valvoline Inc.	201,173
1,663	Westlake Chemical Corp.	102,208
3,037	WR Grace & Co.	217,722

	Total Chemicals	11,022,250

Construction Materials - 0.8%
11,681	Eagle Materials Inc.	1,101,518
674	Forterra Inc.*	4,846
4,240	Martin Marietta Materials Inc.	950,184
37,420	Summit Materials Inc., Class A Shares*	1,005,101
126	United States Lime & Minerals Inc.	9,881
668	US Concrete Inc.*(a)	44,155
7,060	Vulcan Materials Co.	880,029

	Total Construction Materials	3,995,714

Containers & Packaging - 1.8%
2,729	AptarGroup Inc.	231,992
16,513	Avery Dennison Corp.	1,391,385
22,322	Ball Corp.	912,970
4,099	Bemis Co., Inc.	182,979
54,017	Berry Global Group Inc.*	3,132,446
25,985	Crown Holdings Inc.*	1,500,374
14,065	Graphic Packaging Holding Co.	190,018
1,173	Greif Inc., Class A Shares	69,735
263	Greif Inc., Class B Shares	17,476
998	Multi Packaging Solutions International Ltd.*	17,964
854	Myers Industries Inc.	14,433
6,784	Owens-Illinois Inc.*	153,115
4,118	Packaging Corp. of America	420,695
8,721	Sealed Air Corp.	387,387
3,234	Silgan Holdings Inc.	102,873
4,394	Sonoco Products Co.	222,820
377	UFP Technologies Inc.*	10,311

	Total Containers & Packaging	8,958,973

Metals & Mining - 1.3%
14,213	AK Steel Holding Corp.*(a)	86,699
4,688	Allegheny Technologies Inc.(a)	72,336
230	Ampco-Pittsburgh Corp.	3,611
1,957	Carpenter Technology Corp.	71,372
2,363	Century Aluminum Co.*	34,074
93,706	Cliffs Natural Resources Inc.*	551,928
8,182	Coeur Mining Inc.*	75,929

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 6.2% - (continued)
Metals & Mining - 1.3% - (continued)
4,986	Commercial Metals Co.	$90,247
1,519	Compass Minerals International Inc.	97,444
3,080	Ferroglobe PLC	32,463
3,346	Ferroglobe Representation & Warranty Insurance Trust*(b)	—
2,477	Gold Resource Corp.(a)	8,744
50	Handy & Harman Ltd.*	1,428
576	Haynes International Inc.	20,621
16,393	Hecla Mining Co.	94,096
773	Kaiser Aluminum Corp.	63,664
938	Materion Corp.	32,080
372	Olympic Steel Inc.	6,127
1,358	Real Industry Inc.*	3,802
27,794	Reliance Steel & Aluminum Co.	2,027,572
2,893	Royal Gold Inc.	232,655
563	Ryerson Holding Corp.*	4,701
93,714	Schnitzer Steel Industries Inc., Class A Shares	1,808,680
10,212	Steel Dynamics Inc.	347,106
2,992	SunCoke Energy Inc.*	26,150
13,088	Tahoe Resources Inc.	115,829
1,871	TimkenSteel Corp.*	24,510
6,928	United States Steel Corp.	144,449
1,966	Worthington Industries Inc.	82,513

	Total Metals & Mining	6,160,830

Paper & Forest Products - 0.1%
1,812	Boise Cascade Co.*	48,833
795	Clearwater Paper Corp.*	36,848
432	Deltic Timber Corp.	29,316
2,738	Domtar Corp.	99,609
3,779	KapStone Paper and Packaging Corp.	79,850
6,342	Louisiana-Pacific Corp.*	141,300
769	Neenah Paper Inc.	59,982
1,989	PH Glatfelter Co.	36,458
1,399	Schweitzer-Mauduit International Inc.	52,155

	Total Paper & Forest Products	584,351

	TOTAL MATERIALS	30,722,118

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 5.5%
3,515	Acadia Realty Trust	95,432
1,038	Agree Realty Corp.	47,260
89	Alexander’s Inc.	36,680
3,896	Alexandria Real Estate Equities Inc.	454,585
2,316	Altisource Residential Corp.	31,822
1,759	American Assets Trust Inc.	68,689
5,725	American Campus Communities Inc.	271,708
7,520	American Homes 4 Rent, Class A Shares	168,974
6,986	Apartment Investment & Management Co., Class A Shares	299,839
7,372	Apple Hospitality REIT Inc.	138,004
1,661	Armada Hoffler Properties Inc.	21,942
1,057	Ashford Hospitality Prime Inc.	10,168
85,766	Ashford Hospitality Trust Inc.	528,319
759	Bluerock Residential Growth REIT Inc., Class A Shares	9,260
7,763	Brandywine Realty Trust	135,309
8,133	Brixmor Property Group Inc.	146,719
3,831	Camden Property Trust	319,161
3,727	Care Capital Properties Inc.	97,983
2,756	CareTrust REIT Inc.	50,297
905	CatchMark Timber Trust Inc., Class A Shares	10,245
7,861	CBL & Associates Properties Inc.(a)	60,451
3,736	Cedar Realty Trust Inc.	18,643

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.5% - (continued)
1,841	Chatham Lodging Trust	$36,544
2,572	Chesapeake Lodging Trust	59,285
1,126	City Office REIT Inc.	13,839
24,305	Colony NorthStar Inc., Class A Shares	343,430
3,223	Colony Starwood Homes	111,419
45,068	Columbia Property Trust Inc.	973,469
15,723	Community Healthcare Trust Inc.	388,358
5,178	CoreCivic Inc.	148,868
592	CorEnergy Infrastructure Trust Inc.	20,827
1,426	CoreSite Realty Corp.	150,129
3,935	Corporate Office Properties Trust	132,728
15,759	Cousins Properties Inc.	134,897
7,917	CubeSmart	197,608
3,516	CyrusOne Inc.	197,810
4,016	DCT Industrial Trust Inc.	211,683
13,825	DDR Corp.	118,618
8,740	DiamondRock Hospitality Co.	96,927
6,205	Douglas Emmett Inc.	235,542
15,331	Duke Realty Corp.	439,540
3,188	DuPont Fabros Technology Inc.	174,160
1,583	Easterly Government Properties Inc.	31,438
1,412	EastGroup Properties Inc.	114,993
3,268	Education Realty Trust Inc.	125,197
5,421	Empire State Realty Trust Inc., Class A Shares	112,757
2,849	EPR Properties	202,023
5,472	Equity Commonwealth*	170,289
3,334	Equity LifeStyle Properties Inc.	281,390
1,060	Farmland Partners Inc.	10,314
6,418	FelCor Lodging Trust Inc.	46,017
5,204	First Industrial Realty Trust Inc.	150,292
2,736	First Potomac Realty Trust	29,932
10,036	Forest City Realty Trust Inc., Class A Shares	228,520
2,732	Four Corners Property Trust Inc.	67,262
4,111	Franklin Street Properties Corp.	46,249
8,172	Gaming and Leisure Properties Inc.	299,994
5,398	GEO Group Inc. (The)	161,616
1,327	Getty Realty Corp.	33,374
969	Gladstone Commercial Corp.	19,729
643	Global Medical REIT Inc.	5,973
2,964	Global Net Lease Inc.	66,809
6,264	Gramercy Property Trust	185,101
5,135	Healthcare Realty Trust Inc.	170,790
18,771	Healthcare Trust of America Inc., Class A Shares	576,082
1,310	Hersha Hospitality Trust, Class A Shares	24,379
4,230	Highwoods Properties Inc.	213,192
7,140	Hospitality Properties Trust	206,489
87,899	Host Hotels & Resorts Inc.	1,581,303
5,086	Hudson Pacific Properties Inc.	166,617
2,239	Independence Realty Trust Inc.	21,517
15,549	InfraREIT Inc.	299,940
5,831	Investors Real Estate Trust	34,111
3,994	Invitation Homes Inc.	85,951
11,426	Iron Mountain Inc.	398,996
3,294	iStar Inc.*	39,890
4,203	Kilroy Realty Corp.	307,744
3,591	Kite Realty Group Trust	64,530
3,658	Lamar Advertising Co., Class A Shares	256,097
4,718	LaSalle Hotel Properties	134,227
10,292	Lexington Realty Trust	98,906
6,503	Liberty Property Trust	267,208

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.5% - (continued)
2,025	Life Storage Inc.	$151,672
1,637	LTC Properties Inc.	78,903
3,979	Mack-Cali Realty Corp.	105,881
505	MedEquities Realty Trust Inc.	5,898
12,993	Medical Properties Trust Inc.	168,259
25,882	Mid-America Apartment Communities Inc.	2,638,411
3,029	Monmouth Real Estate Investment Corp.	44,223
7,546	Monogram Residential Trust Inc.	72,668
1,642	National Health Investors Inc.	124,004
6,267	National Retail Properties Inc.	240,465
34,222	National Storage Affiliates Trust	829,883
2,656	New Senior Investment Group Inc.	25,338
867	NexPoint Residential Trust Inc.	20,947
2,205	NorthStar Realty Europe Corp.	26,901
8,122	Omega Healthcare Investors Inc.	254,381
772	One Liberty Properties Inc.	17,216
6,136	Outfront Media Inc.	140,208
8,021	Paramount Group Inc.	123,684
2,062	Parkway Inc.	41,116
3,150	Pebblebrook Hotel Trust	97,398
2,810	Pennsylvania Real Estate Investment Trust	30,067
6,862	Physicians Realty Trust	139,573
6,429	Piedmont Office Realty Trust Inc., Class A Shares	136,231
1,777	Potlatch Corp.	81,298
1,225	Preferred Apartment Communities Inc., Class A Shares	18,779
866	PS Business Parks Inc.	109,358
16,565	QTS Realty Trust Inc., Class A Shares	865,024
2,891	RAIT Financial Trust	6,447
3,295	Ramco-Gershenson Properties Trust	41,484
5,518	Rayonier Inc.	155,001
6,393	Regency Centers Corp.	389,078
4,803	Retail Opportunity Investments Corp.	94,907
10,212	Retail Properties of America Inc., Class A Shares	125,608
3,081	Rexford Industrial Realty Inc.	83,957
5,368	RLJ Lodging Trust	109,239
1,918	Ryman Hospitality Properties Inc.	123,538
2,826	Sabra Health Care REIT Inc.	66,213
399	Saul Centers Inc.	22,863
9,307	SBA Communications Corp., Class A Shares*	1,286,041
2,739	Select Income REIT	65,353
10,612	Senior Housing Properties Trust	224,338
1,174	Seritage Growth Properties, Class A Shares(a)	46,079
21,595	Spirit Realty Capital Inc.	156,132
3,633	STAG Industrial Inc.	98,018
7,180	STORE Capital Corp.	146,328
4,054	Summit Hotel Properties Inc.	72,567
2,991	Sun Communities Inc.	257,645
9,764	Sunstone Hotel Investors Inc.	152,416
4,181	Tanger Factory Outlet Centers Inc.	108,957
2,464	Taubman Centers Inc.	150,674
1,777	Terreno Realty Corp.	58,072
2,348	Tier REIT Inc.	37,967
605	UMH Properties Inc.	10,103
50,988	Uniti Group Inc.	1,275,210
440	Universal Health Realty Income Trust	31,566
3,974	Urban Edge Properties	94,740
1,048	Urstadt Biddle Properties Inc., Class A Shares	19,619
7,975	Washington Prime Group Inc.	60,849
3,272	Washington Real Estate Investment Trust	105,718
4,946	Weingarten Realty Investors	148,825

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 6.3% - (continued)
Equity Real Estate Investment Trusts (REITs) - 5.5% - (continued)
1,279	Whitestone REIT, Class B Shares	$14,747
4,532	WP Carey Inc.	295,622
4,563	Xenia Hotels & Resorts Inc.	81,678

	Total Equity Real Estate Investment Trusts (REITs)	27,349,794

Real Estate Management & Development - 0.8%
2,043	Alexander & Baldwin Inc.	81,761
569	Altisource Portfolio Solutions SA*	11,710
88,375	CBRE Group Inc., Class A Shares*	3,082,520
170	Consolidated-Tomoka Land Co.	9,146
1,717	Forestar Group Inc.*	24,295
249	FRP Holdings Inc.*	10,483
1,689	HFF Inc., Class A Shares	52,680
1,623	Howard Hughes Corp. (The)*	208,004
2,004	Jones Lang LaSalle Inc.	231,402
3,555	Kennedy-Wilson Holdings Inc.	69,678
712	Marcus & Millichap Inc.*	17,216
826	RE/MAX Holdings Inc., Class A Shares	43,902
6,497	Realogy Holdings Corp.	197,899
376	RMR Group Inc. (The), Class A Shares	18,461
2,378	St Joe Co. (The)*	41,972
206	Stratus Properties Inc.	5,675
661	Tejon Ranch Co.*	13,233
1,059	Trinity Place Holdings Inc.*(a)	7,085

	Total Real Estate Management & Development	4,127,122

	TOTAL REAL ESTATE	31,476,916

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
493	ATN International Inc.	32,262
1,395	Cincinnati Bell Inc.*	23,715
14,870	Cogent Communications Holdings Inc.	585,878
2,056	Consolidated Communications Holdings Inc.(a)	40,955
932	FairPoint Communications Inc.*	13,421
52,609	Frontier Communications Corp.(a)	68,918
992	General Communication Inc., Class A Shares*	36,694
18,269	Globalstar Inc.*(a)	36,173
275	Hawaiian Telcom Holdco Inc.*	6,908
867	IDT Corp., Class B Shares	14,704
1,074	Intelsat SA*(a)	3,308
3,818	Iridium Communications Inc.*(a)	37,798
841	Lumos Networks Corp.*	15,071
42,301	ORBCOMM Inc.*	414,550
447	pdvWireless Inc.*	10,683
414	Straight Path Communications Inc., Class B Shares*	74,065
8,790	Vonage Holdings Corp.*	60,739
8,320	Windstream Holdings Inc.(a)	35,360
7,201	Zayo Group Holdings Inc.*	231,584

	Total Diversified Telecommunication Services	1,742,786

Wireless Telecommunication Services - 0.0%
1,780	Boingo Wireless Inc.*	28,605
3,036	NII Holdings Inc.*	1,724
1,751	Shenandoah Telecommunications Co.	53,668
903	Spok Holdings Inc.	15,712
3,917	Telephone & Data Systems Inc.	111,752
630	United States Cellular Corp.*	25,175

	Total Wireless Telecommunication Services	236,636

	TOTAL TELECOMMUNICATION SERVICES	1,979,422

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.8%
Electric Utilities - 0.6%
2,183	ALLETE Inc.	$160,210
9,956	Alliant Energy Corp.	412,875
1,741	El Paso Electric Co.	94,014
615	Genie Energy Ltd., Class B Shares	4,729
9,596	Great Plains Energy Inc.	275,693
4,792	Hawaiian Electric Industries Inc.	158,807
2,177	IDACORP Inc.	190,052
1,519	MGE Energy Inc.	98,887
8,733	OGE Energy Corp.	311,157
1,649	Otter Tail Corp.	65,878
4,914	Pinnacle West Capital Corp.	434,152
3,509	PNM Resources Inc.	135,097
3,969	Portland General Electric Co.	187,892
251	Spark Energy Inc., Class A Shares(a)	11,006
6,321	Westar Energy Inc., Class A Shares	334,697

	Total Electric Utilities	2,875,146

Gas Utilities - 0.4%
4,466	Atmos Energy Corp.	372,062
692	Chesapeake Utilities Corp.	51,381
397	Delta Natural Gas Co., Inc.	11,914
3,174	National Fuel Gas Co.	180,156
3,809	New Jersey Resources Corp.	159,597
1,158	Northwest Natural Gas Co.	70,928
2,302	ONE Gas Inc.	162,636
3,502	South Jersey Industries Inc.	127,508
2,047	Southwest Gas Holdings Inc.	162,880
1,962	Spire Inc.	139,008
7,624	UGI Corp.	390,196
2,197	WGL Holdings Inc.	181,780

	Total Gas Utilities	2,010,046

Independent Power and Renewable Electricity Producers - 0.5%
112,583	Atlantic Power Corp.*	264,570
2,477	Atlantica Yield PLC	51,744
16,040	Calpine Corp.*	206,114
50,373	Dynegy Inc.*	416,585
47,421	NRG Energy Inc.	761,581
1,588	NRG Yield Inc., Class A Shares	27,314
2,339	NRG Yield Inc., Class C Shares	41,400
14,511	Ormat Technologies Inc.	863,695
2,830	Pattern Energy Group Inc., Class A Shares	63,845
4,599	TerraForm Global Inc., Class A Shares*	22,535
4,029	TerraForm Power Inc., Class A Shares*	49,879

	Total Independent Power and Renewable Electricity Producers	2,769,262

Multi-Utilities - 0.2%
2,758	Avista Corp.	118,153
2,285	Black Hills Corp.	158,899
8,591	MDU Resources Group Inc.	233,933
2,123	NorthWestern Corp.	131,541
685	Unitil Corp.	32,592
3,653	Vectren Corp.	224,075

	Total Multi-Utilities	899,193

Water Utilities - 0.1%
1,580	American States Water Co.	72,348
7,736	Aqua America Inc.	252,890
327	AquaVenture Holdings Ltd.*	5,543
427	Artesian Resources Corp., Class A Shares	15,001
2,079	California Water Service Group	72,037
483	Connecticut Water Service Inc.	25,628
557	Consolidated Water Co., Ltd.	6,600

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units		Security	Value
UTILITIES - 1.8% - (continued)
Water Utilities - 0.1% - (continued)
370		Global Water Resources Inc.	$3,508
713		Middlesex Water Co.	25,183
766		SJW Group	36,799
595		York Water Co. (The)	19,694

		Total Water Utilities	535,231

		TOTAL UTILITIES	9,088,878

		TOTAL COMMON STOCKS (Cost - $391,181,846)	481,705,545

CONVERTIBLE PREFERRED STOCK - 0.0%
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
3,600		Dynegy Inc., 7.000% (Cost - $373,094)	225,522

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $391,554,940)	481,931,067

Face Amount†
SHORT-TERM INVESTMENTS (c) - 6.5%
MONEY MARKET FUND - 3.9%
$ 19,243,410		Invesco STIT - Government & Agency Portfolio, Institutional Class(d) (Cost - $19,243,410)	19,243,410

TIME DEPOSITS - 2.6%
996,257		ANZ National Bank - London, 0.420% due 6/1/17	996,257
5,913,724		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	5,913,724
3,257	CAD	BBH - Grand Cayman, 0.050% due 6/1/17	2,411
6,023,695		Citibank - Puerto Rico, 0.420% due 6/1/17	6,023,695

		TOTAL TIME DEPOSITS (Cost - $12,936,087)	12,936,087

		TOTAL SHORT-TERM INVESTMENTS (Cost - $32,179,497)	32,179,497

		TOTAL INVESTMENTS - 103.1% (Cost - $423,734,437#)	514,110,564

		Liabilities in Excess of Other Assets - (3.1)%	(15,655,567)

		TOTAL NET ASSETS - 100.0%	$498,454,997

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	All or a portion of this security is on loan (see Note 1).
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.6%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
PLC	—	Public Limited Company

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Summary of Investments by Security Sector^
Information Technology	19.4%
Industrials	17.4
Health Care	14.1
Consumer Discretionary	12.5
Financials	11.8
Real Estate	6.1
Materials	6.0
Energy	2.6
Utilities	1.8
Consumer Staples	1.6
Telecommunication Services	0.4
Short-Term Investments	6.3

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2017, Small-Mid Cap Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
NASDAQ 100 E-mini Index June Futures	1	6/17	$115,865	$4,205
Russell 2000 Mini Index June Futures	21	6/17	1,437,555	(6,226)
S&P MidCap 400 E-mini Index June Futures	9	6/17	1,548,000	9,424

				$7,403

At May 31, 2017, Small-Mid Cap Equity Fund had deposited cash of $134,550 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.9%
Australia - 3.3%
14,386	AGL Energy Ltd.	$281,785
51,890	Alumina Ltd.	73,863
24,391	Amcor Ltd.	277,733
66,472	AMP Ltd.	249,581
24,955	APA Group	177,564
11,712	Aristocrat Leisure Ltd.	189,552
4,233	ASX Ltd.	160,787
44,841	Aurizon Holdings Ltd.	182,952
46,200	AusNet Services	58,237
62,825	Australia & New Zealand Banking Group Ltd.	1,306,851
9,423	Bank of Queensland Ltd.	78,047
9,646	Bendigo & Adelaide Bank Ltd.	80,842
69,205	BHP Billiton Ltd.	1,214,005
325,541	BHP Billiton PLC	4,894,412
12,319	BlueScope Steel Ltd.	105,281
23,142	Boral Ltd.	117,915
407,594	Brambles Ltd.	3,142,014
5,975	Caltex Australia Ltd.	146,618
12,360	Challenger Ltd.	117,559
2,277	CIMIC Group Ltd.	68,559
12,314	Coca-Cola Amatil Ltd.	85,476
1,152	Cochlear Ltd.	125,394
37,230	Commonwealth Bank of Australia	2,202,154
9,818	Computershare Ltd.	104,949
7,831	Crown Resorts Ltd.	75,304
70,516	CSL Ltd.	6,778,879
20,826	Dexus, REIT	160,725
1,325	Domino’s Pizza Enterprises Ltd.	56,586
1,174	Flight Centre Travel Group Ltd.	31,268
33,660	Fortescue Metals Group Ltd.	120,963
38,549	Goodman Group, REIT	243,548
39,039	GPT Group (The), REIT	152,075
11,799	Harvey Norman Holdings Ltd.	33,029
37,138	Healthscope Ltd.	55,687
35,780	Incitec Pivot Ltd.	91,375
51,233	Insurance Australia Group Ltd.	241,860
11,699	LendLease Group	141,798
6,450	Macquarie Group Ltd.	429,685
59,111	Medibank Pvt Ltd.	120,697
79,210	Mirvac Group, REIT	134,388
56,605	National Australia Bank Ltd.	1,265,943
16,776	Newcrest Mining Ltd.	262,438
27,114	Oil Search Ltd.	143,775
7,772	Orica Ltd.	113,460
37,494	Origin Energy Ltd.*	215,155
11,181	Qantas Airways Ltd.	41,647
29,081	QBE Insurance Group Ltd.	278,767
3,026	Ramsay Health Care Ltd.	155,004
1,123	REA Group Ltd.	53,588
39,175	Santos Ltd.*	98,106
110,586	Scentre Group, REIT	350,180
6,903	SEEK Ltd.	86,677
135,000	Sonic Healthcare Ltd.	2,324,755
114,144	South32 Ltd.	223,377
51,151	Stockland, REIT	179,367
27,218	Suncorp Group Ltd.	279,571
23,775	Sydney Airport	131,415
18,149	Tabcorp Holdings Ltd.	61,803
31,071	Tatts Group Ltd.	97,003

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.3% - (continued)
86,324	Telstra Corp., Ltd.	$282,418
7,182	TPG Telecom Ltd.	31,451
43,757	Transurban Group	400,377
15,863	Treasury Wine Estates Ltd.	153,286
71,933	Vicinity Centres, REIT	147,542
24,177	Wesfarmers Ltd.	768,258
460,613	Westfield Corp., REIT	2,903,459
194,777	Westpac Banking Corp.	4,406,918
16,658	Woodside Petroleum Ltd.	398,883
28,128	Woolworths Ltd.	544,753

	Total Australia	40,709,373

Austria - 0.1%
1,554	ANDRITZ AG	93,187
6,128	Erste Group Bank AG	222,446
3,518	OMV AG	183,841
2,665	Raiffeisen Bank International AG*	70,245
2,400	Voestalpine AG	108,690

	Total Austria	678,409

Belgium - 1.0%
4,281	Ageas	172,924
35,243	Anheuser-Busch InBev SA/NV	4,118,167
1,507	Colruyt SA	83,342
1,697	Groupe Bruxelles Lambert SA	164,718
39,581	KBC Group NV	2,973,948
3,140	Proximus SADP	112,806
1,602	Solvay SA	210,111
1,184	Telenet Group Holding NV*	78,405
23,531	UCB SA	1,657,955
44,823	Umicore SA	2,965,074

	Total Belgium	12,537,450

Canada - 2.9%
60,378	Alimentation Couche-Tard Inc., Class B Shares	2,792,315
34,427	Canadian Pacific Railway Ltd.	5,446,142
16,315	CCL Industries Inc., Class B Shares	3,854,494
42,389	Dollarama Inc.	3,926,081
536,991	Encana Corp.	5,218,869
128,047	Gildan Activewear Inc., Class A Shares	3,706,823
104,567	Goldcorp Inc.	1,421,833
196,300	Manulife Financial Corp.	3,389,844
108,157	Saputo Inc.	3,610,571
46,304	Toronto-Dominion Bank (The)	2,207,237

	Total Canada	35,574,209

Chile - 0.2%
186,710	Antofagasta PLC	1,950,214

China - 1.3%
24,296	Alibaba Group Holding Ltd., ADR*	2,975,288
30,600	Baidu Inc., ADR*	5,694,660
4,023,500	CNOOC Ltd.	4,558,185
86,600	Tencent Holdings Ltd.	2,972,629
44,900	Yangzijiang Shipbuilding Holdings Ltd.	41,196

	Total China	16,241,958

Denmark - 1.7%
85	AP Moller - Maersk AS, Class A Shares	154,359
141	AP Moller - Maersk AS, Class B Shares	268,668
2,327	Carlsberg AS, Class B Shares	253,625
2,164	Chr Hansen Holding AS	151,585
44,017	Coloplast AS, Class B Shares	3,769,816
14,678	Danske Bank AS	552,192
3,196	DONG Energy AS(a)	139,572
4,172	DSV AS	254,290

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 1.7% - (continued)
1,213	Genmab AS*	$259,166
1,488	H. Lundbeck AS	79,391
3,639	ISS AS	151,035
113,481	Novo Nordisk AS, Class B Shares	4,825,389
69,840	Novozymes AS, Class B Shares	3,162,227
28,734	Pandora AS	2,729,635
17,496	TDC AS	104,576
2,644	Tryg AS	54,396
13,986	Vestas Wind Systems AS	1,245,577
109,042	William Demant Holding AS*	2,863,928

	Total Denmark	21,019,427

Finland - 0.7%
3,087	Elisa OYJ	120,242
9,911	Fortum OYJ	158,082
6,916	Kone OYJ, Class B Shares	343,020
2,538	Metso OYJ	86,505
2,888	Neste OYJ(b)	114,838
655,920	Nokia OYJ	4,169,471
52,389	Nokian Renkaat OYJ	2,142,269
2,362	Orion OYJ, Class B Shares	152,839
9,499	Sampo OYJ, Class A Shares	483,236
11,740	Stora Enso OYJ, Class R Shares	149,108
11,394	UPM-Kymmene OYJ	322,150
3,167	Wartsila OYJ Abp	188,044

	Total Finland	8,429,804

France - 10.1%
3,739	Accor SA	177,668
696	Aeroports de Paris	106,356
8,280	Air Liquide SA	1,009,512
57,738	Airbus SE	4,740,760
3,245	Alstom SA*	113,788
42,369	Amundi SA(a)(b)	2,902,266
1,555	Arkema SA	162,539
29,816	Atos SE	4,278,091
41,548	AXA SA	1,109,558
122,705	BNP Paribas SA(b)	8,674,044
17,241	Bollore SA	79,499
4,391	Bouygues SA	188,375
5,480	Bureau Veritas SA	125,632
3,317	Cap Gemini SA	343,701
12,283	Carrefour SA*	320,953
1,178	Casino Guichard Perrachon SA(b)	72,650
1,201	Christian Dior SE	343,212
10,755	Cie de Saint-Gobain	602,170
4,010	Cie Générale des Établissements Michelin(b)	505,552
3,469	CNP Assurances	76,384
24,830	Credit Agricole SA	381,172
72,981	Danone SA	5,418,739
63	Dassault Aviation SA	93,966
36,508	Dassault Systemes SE	3,367,301
148,442	Edenred	3,917,506
1,223	Eiffage SA	111,317
8,408	Electricite de France SA	90,720
545,896	Engie SA	8,339,249
49,958	Essilor International SA	6,646,801
843	Eurazeo SA	60,308
3,760	Eutelsat Communications SA	96,795
685	Fonciere Des Regions, REIT	63,870
881	Gecina SA, REIT	135,501
9,865	Groupe Eurotunnel SE, Class Registered Shares	116,206
7,738	Hermes International	3,824,674

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 10.1% - (continued)
893	ICADE, REIT	$72,037
16,272	Iliad SA	4,223,788
637	Imerys SA	55,390
1,168	Ingenico Group SA	113,467
809	Ipsen SA	102,012
1,522	JCDecaux SA	50,389
1,622	Kering	536,886
5,013	Klepierre, REIT	209,471
3,086	Lagardere SCA	97,029
54,134	Legrand SA*	3,712,613
5,397	L’Oréal SA	1,154,974
36,713	LVMH Moët Hennessy Louis Vuitton SE	9,377,620
19,498	Natixis SA(b)	129,007
43,760	Orange SA	769,438
20,846	Pernod Ricard SA	2,831,719
10,331	Peugeot SA	204,071
4,210	Publicis Groupe SA	322,536
446	Remy Cointreau SA	48,842
3,968	Renault SA*	370,585
6,307	Rexel SA	111,282
6,578	Safran SA	582,520
40,672	Sanofi	4,031,616
214,839	Schneider Electric SE	16,553,260
3,721	SCOR SE	146,754
28,721	SEB SA	5,042,186
603	Societe BIC SA	73,663
16,492	Societe Generale SA(b)	866,173
2,009	Sodexo SA(b)	274,137
7,170	Suez	130,821
408,390	Technicolor SA, Class Registered Shares*	2,106,417
2,338	Thales SA	258,271
50,145	TOTAL SA	2,669,407
2,173	Unibail-Rodamco SE, REIT	560,417
86,821	Valeo SA	6,050,823
9,890	Veolia Environnement SA	217,848
10,944	Vinci SA	955,931
22,002	Vivendi SA	479,052
679	Wendel SA	103,603
4,412	Zodiac Aerospace	116,864

	Total France	124,309,754

Germany - 9.4%
20,535	adidas AG	3,930,471
9,901	Allianz SE, Class Registered Shares	1,901,459
1,019	Axel Springer SE	64,090
136,315	BASF SE	12,851,468
68,947	Bayer AG, Class Registered Shares	9,146,752
77,579	Bayerische Motoren Werke AG	7,265,026
2,218	Beiersdorf AG	238,301
56,106	Brenntag AG	3,251,869
22,546	Commerzbank AG*	238,111
39,053	Continental AG	8,686,184
1,948	Covestro AG(a)	145,948
20,534	Daimler AG, Class Registered Shares	1,491,382
44,088	Deutsche Bank AG, Class Registered Shares	771,948
4,097	Deutsche Boerse AG	425,783
5,048	Deutsche Lufthansa AG, Class Registered Shares	98,173
20,992	Deutsche Post AG, Class Registered Shares	766,560
304,936	Deutsche Telekom AG, Class Registered Shares*(b)	6,074,981
7,442	Deutsche Wohnen AG	291,895
46,928	E.ON SE	410,833
54,571	Evonik Industries AG	1,880,437

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 9.4% - (continued)
897	Fraport AG Frankfurt Airport Services Worldwide	$72,763
30,933	Fresenius Medical Care AG & Co. KGaA	2,960,471
8,797	Fresenius SE & Co. KGaA	753,385
54,476	GEA Group AG	2,240,448
1,327	Hannover Rueck SE	158,106
29,474	HeidelbergCement AG	2,745,840
2,300	Henkel AG & Co. KGaA	285,675
413	Hochtief AG	76,003
1,424	HUGO BOSS AG	107,279
359,258	Infineon Technologies AG	7,953,819
3,073	Innogy SE(a)	126,081
4,116	K+S AG, Class Registered Shares	105,340
1,972	Lanxess AG	147,719
33,924	Linde AG	6,479,361
755	MAN SE	79,740
2,691	Merck KGaA	324,998
3,888	METRO AG	130,189
3,390	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	669,462
1,919	OSRAM Licht AG	147,097
66,337	ProSiebenSat.1 Media SE	2,817,597
10,626	RWE AG*	215,917
164,224	SAP SE	17,613,243
8,583	Scout24 AG*(a)	328,301
16,469	Siemens AG, Class Registered Shares	2,350,743
28,325	Symrise AG	2,035,890
14,110	Telefonica Deutschland Holding AG	70,179
7,946	ThyssenKrupp AG	210,873
11,248	TUI AG	173,801
47,524	United Internet AG, Class Registered Shares	2,614,317
10,679	Volkswagen AG	1,673,870
9,725	Vonovia SE	382,141
1,861	Zalando SE*(a)	88,909

	Total Germany	116,071,228

Hong Kong - 2.6%
1,027,400	AIA Group Ltd.	7,293,064
5,200	ASM Pacific Technology Ltd.	74,418
25,600	Bank of East Asia Ltd. (The)	108,073
559,000	BOC Hong Kong Holdings Ltd.	2,521,179
15,000	Cheung Kong Infrastructure Holdings Ltd.	129,237
56,500	Cheung Kong Property Holdings Ltd.	424,097
761,377	China Merchants Port Holdings Co., Ltd.	2,256,529
749,500	China Mobile Ltd.	8,318,725
57,500	CK Hutchison Holdings Ltd.	749,492
36,500	CLP Holdings Ltd.	399,342
44,000	First Pacific Co., Ltd.	34,450
51,000	Galaxy Entertainment Group Ltd.	295,213
20,000	Hang Lung Group Ltd.	82,993
48,000	Hang Lung Properties Ltd.	124,089
15,800	Hang Seng Bank Ltd.	333,701
24,000	Henderson Land Development Co., Ltd.	155,035
64,000	HK Electric Investments & HK Electric Investments Ltd.(a)	58,802
81,000	HKT Trust & HKT Ltd.	106,085
161,000	Hong Kong & China Gas Co., Ltd.	344,195
25,099	Hong Kong Exchanges & Clearing Ltd.	633,354
26,400	Hongkong Land Holdings Ltd.	199,562
14,000	Hysan Development Co., Ltd.	66,155
5,400	Jardine Matheson Holdings Ltd.	345,049
80,640	Jardine Strategic Holdings Ltd.	3,384,630
14,500	Kerry Properties Ltd.	51,255
122,000	Li & Fung Ltd.	50,325
46,500	Link REIT	366,920

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.6% - (continued)
5,305	Melco Resorts & Entertainment Ltd., ADR	$119,787
31,500	MTR Corp., Ltd.	179,456
121,679	New World Development Co., Ltd.	151,506
34,750	NWS Holdings Ltd.	67,295
90,000	PCCW Ltd.	52,426
32,000	Power Assets Holdings Ltd.	286,637
26,000	Shangri-La Asia Ltd.	39,827
66,646	Sino Land Co., Ltd.	116,070
43,000	SJM Holdings Ltd.	41,785
30,000	Sun Hung Kai Properties Ltd.	444,178
11,500	Swire Pacific Ltd., Class A Shares	113,238
24,600	Swire Properties Ltd.	82,115
30,000	Techtronic Industries Co., Ltd.	141,966
162,500	WH Group Ltd.(a)	152,219
31,000	Wharf Holdings Ltd. (The)	263,691
17,000	Wheelock & Co., Ltd.	127,155
15,500	Yue Yuen Industrial Holdings Ltd.	61,774

	Total Hong Kong	31,347,094

India - 0.8%
90,643	HDFC Bank Ltd.	2,304,622
85,012	Hero MotoCorp Ltd.	4,966,193
192,830	ICICI Bank Ltd., ADR	1,912,874
105,559	Zee Entertainment Enterprises Ltd.	844,398

	Total India	10,028,087

Indonesia - 0.2%
1,169,200	Bank Central Asia Tbk PT	1,484,693
1,134,400	Matahari Department Store Tbk PT	1,287,410

	Total Indonesia	2,772,103

Ireland - 0.6%
3,664	AerCap Holdings NV*	161,289
653,723	Bank of Ireland*	177,044
18,153	CRH PLC	655,083
2,004	DCC PLC	190,578
173,462	James Hardie Industries PLC, CDI	2,523,842
32,690	Kerry Group PLC, Class A Shares	2,885,100
1,823	Paddy Power Betfair PLC	190,939

	Total Ireland	6,783,875

Israel - 0.5%
968	Azrieli Group Ltd.	51,959
23,446	Bank Hapoalim BM	155,907
30,542	Bank Leumi Le-Israel BM*	149,115
44,036	Bezeq Israeli Telecommunication Corp., Ltd.	76,280
35,522	Check Point Software Technologies Ltd.*	3,980,240
507	Elbit Systems Ltd.	61,516
647	Frutarom Industries Ltd.	42,023
10,541	Israel Chemicals Ltd.	44,586
3,160	Mizrahi Tefahot Bank Ltd.	56,192
3,680	Mobileye NV*	227,792
1,306	Nice Ltd.	101,388
349	Taro Pharmaceutical Industries Ltd.*(b)	37,207
19,826	Teva Pharmaceutical Industries Ltd., ADR	552,352

	Total Israel	5,536,557

Italy - 1.4%
25,485	Assicurazioni Generali SpA	402,602
9,377	Atlantia SpA	261,141
174,975	Enel SpA	935,716
54,364	Eni SpA	860,913
2,780	Ferrari NV	240,589
1,675,002	Intesa Sanpaolo SpA	4,794,893
8,628	Leonardo SpA	152,067
3,721	Luxottica Group SpA	225,934

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 1.4% - (continued)
12,861	Mediobanca SpA	$122,028
12,094	Poste Italiane SpA(a)	85,130
4,483	Prysmian SpA	124,803
2,249	Recordati SpA	90,471
13,276	Saipem SpA*	53,861
56,268	Snam SpA	258,131
224,010	Telecom Italia SpA*	209,723
144,800	Telecom Italia SpA	111,879
32,742	Terna Rete Elettrica Nazionale SpA	185,105
470,150	UniCredit SpA*	8,239,962
27,779	UnipolSai Assicurazioni SpA	62,945

	Total Italy	17,417,893

Japan - 15.4%
700	ABC-Mart Inc.	40,918
8,800	Acom Co., Ltd.*	37,196
14,100	Aeon Co., Ltd.	213,175
2,200	AEON Financial Service Co., Ltd.	45,244
2,500	Aeon Mall Co., Ltd.	46,820
3,000	Air Water Inc.	54,015
4,100	Aisin Seiki Co., Ltd.	202,295
12,000	Ajinomoto Co., Inc.	257,087
4,000	Alfresa Holdings Corp.	77,197
4,000	Alps Electric Co., Ltd.	112,572
7,100	Amada Holdings Co., Ltd.	82,806
25,000	ANA Holdings Inc.	81,960
26,000	Aozora Bank Ltd.	95,609
22,000	Asahi Glass Co., Ltd.	179,814
8,200	Asahi Group Holdings Ltd.	327,494
26,000	Asahi Kasei Corp.	250,134
3,400	Asics Corp.	57,043
46,600	Astellas Pharma Inc.	588,874
4,300	Bandai Namco Holdings Inc.	153,646
7,000	Bank of Kyoto Ltd. (The)	59,147
1,400	Benesse Holdings Inc.	51,423
119,200	Bridgestone Corp.	5,012,476
5,100	Brother Industries Ltd.	113,309
1,700	Calbee Inc.	65,882
23,000	Canon Inc.	799,701
5,000	Casio Computer Co., Ltd.	77,728
3,000	Central Japan Railway Co.	491,567
15,000	Chiba Bank Ltd. (The)	98,562
14,200	Chubu Electric Power Co., Inc.	192,916
5,000	Chugai Pharmaceutical Co., Ltd.	190,968
3,600	Chugoku Bank Ltd. (The)	50,621
6,400	Chugoku Electric Power Co., Inc. (The)	72,914
2,600	Coca-Cola Bottlers Japan Inc.	83,856
27,500	Concordia Financial Group Ltd.	126,772
3,300	Credit Saison Co., Ltd.	61,314
2,100	CYBERDYNE Inc.*(b)	28,992
12,000	Dai Nippon Printing Co., Ltd.	133,497
6,300	Daicel Corp.	74,714
23,200	Dai-ichi Life Holdings Inc.	387,397
12,800	Daiichi Sankyo Co., Ltd.	280,818
32,100	Daikin Industries Ltd.	3,148,843
1,500	Daito Trust Construction Co., Ltd.	236,696
11,800	Daiwa House Industry Co., Ltd.	385,886
30	Daiwa House REIT Investment Corp., Class A Shares	77,262
36,000	Daiwa Securities Group Inc.	219,130
2,000	DeNA Co., Ltd.	44,249
10,100	Denso Corp.	430,972
4,400	Dentsu Inc.	224,411

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.4% - (continued)
600	Disco Corp.	$103,476
2,500	Don Quijote Holdings Co., Ltd.	97,835
106,200	East Japan Railway Co.	10,187,744
5,600	Eisai Co., Ltd.	295,333
3,300	Electric Power Development Co., Ltd.	87,696
1,800	FamilyMart UNY Holdings Co., Ltd.	101,165
4,200	FANUC Corp.	826,687
1,200	Fast Retailing Co., Ltd.	402,464
12,000	Fuji Electric Co., Ltd.	64,338
9,400	FUJIFILM Holdings Corp.	342,912
40,000	Fujitsu Ltd.	292,023
17,000	Fukuoka Financial Group Inc.	76,517
8,900	Hachijuni Bank Ltd. (The)	51,237
4,600	Hakuhodo DY Holdings Inc.	60,916
3,000	Hamamatsu Photonics KK	95,571
5,200	Hankyu Hanshin Holdings Inc.	187,256
400	Hikari Tsushin Inc.	40,549
5,400	Hino Motors Ltd.	65,640
700	Hirose Electric Co., Ltd.	93,496
11,000	Hiroshima Bank Ltd. (The)	44,939
1,300	Hisamitsu Pharmaceutical Co., Inc.	65,423
2,300	Hitachi Chemical Co., Ltd.	63,507
2,300	Hitachi Construction Machinery Co., Ltd.	53,403
1,500	Hitachi High-Technologies Corp.	59,692
1,209,000	Hitachi Ltd.	7,306,499
4,600	Hitachi Metals Ltd.	61,364
34,900	Honda Motor Co., Ltd.	972,968
1,100	Hoshizaki Corp.	96,900
67,800	Hoya Corp.	3,343,754
6,300	Hulic Co., Ltd.	59,552
2,000	Idemitsu Kosan Co., Ltd.	56,034
32,000	IHI Corp.	120,415
3,200	Iida Group Holdings Co., Ltd.	52,865
20,700	Inpex Corp.	190,532
7,100	Isetan Mitsukoshi Holdings Ltd.	71,695
12,700	Isuzu Motors Ltd.	155,307
31,500	ITOCHU Corp.	447,876
5,100	J Front Retailing Co., Ltd.	72,143
215,000	Japan Airlines Co., Ltd.	6,302,736
1,000	Japan Airport Terminal Co., Ltd.(b)	39,212
11,300	Japan Exchange Group Inc.	182,777
8,600	Japan Post Bank Co., Ltd.	106,776
10,500	Japan Post Holdings Co., Ltd.	128,265
19	Japan Prime Realty Investment Corp., REIT	72,658
28	Japan Real Estate Investment Corp., REIT	147,143
56	Japan Retail Fund Investment Corp., REIT	108,890
23,700	Japan Tobacco Inc.	890,835
11,200	JFE Holdings Inc.	186,713
4,500	JGC Corp.	68,106
4,100	JSR Corp.	68,861
4,800	JTEKT Corp.	72,165
64,450	JXTG Holdings Inc.	280,949
20,000	Kajima Corp.	153,761
3,100	Kakaku.com Inc.	44,170
5,000	Kamigumi Co., Ltd.	51,194
6,000	Kaneka Corp.	45,506
15,700	Kansai Electric Power Co., Inc. (The)	219,951
4,700	Kansai Paint Co., Ltd.	101,729
10,900	Kao Corp.	687,575
30,000	Kawasaki Heavy Industries Ltd.	86,235
531,100	KDDI Corp.	14,711,824

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.4% - (continued)
11,000	Keihan Holdings Co., Ltd.	$72,747
10,000	Keikyu Corp.	119,083
12,000	Keio Corp.	99,762
3,000	Keisei Electric Railway Co., Ltd.	76,571
20,500	Keyence Corp.	9,323,272
3,000	Kikkoman Corp.	94,076
39,000	Kintetsu Group Holdings Co., Ltd.	150,472
17,700	Kirin Holdings Co., Ltd.	373,633
6,600	Kobe Steel Ltd.*	60,463
66,000	Koito Manufacturing Co., Ltd.	3,480,138
259,800	Komatsu Ltd.	6,212,909
2,000	Konami Holdings Corp.	98,339
9,600	Konica Minolta Inc.	75,576
700	Kose Corp.	75,612
367,300	Kubota Corp.	5,819,238
7,700	Kuraray Co., Ltd.	138,522
2,200	Kurita Water Industries Ltd.	58,285
6,700	Kyocera Corp.	385,684
5,700	Kyowa Hakko Kirin Co., Ltd.	97,577
9,500	Kyushu Electric Power Co., Inc.	117,759
7,200	Kyushu Financial Group Inc.	44,321
3,400	Kyushu Railway Co.	115,278
1,000	Lawson Inc.	68,198
900	LINE Corp.*(b)	32,077
5,000	Lion Corp.	105,869
5,700	LIXIL Group Corp.	138,673
4,200	M3 Inc.	120,930
1,100	Mabuchi Motor Co., Ltd.	62,078
4,800	Makita Corp.	180,857
35,100	Marubeni Corp.	217,017
4,500	Marui Group Co., Ltd.	65,520
1,200	Maruichi Steel Tube Ltd.	35,178
12,300	Mazda Motor Corp.	167,892
1,500	McDonald’s Holdings Co. Japan Ltd.	53,711
20,910	Mebuki Financial Group Inc.	81,819
3,700	Medipal Holdings Corp.	68,159
2,500	MEIJI Holdings Co., Ltd.	204,575
7,300	MINEBEA MITSUMI Inc.	119,370
1,200	Miraca Holdings Inc.	50,496
5,400	MISUMI Group Inc.	121,961
29,200	Mitsubishi Chemical Holdings Corp.	221,309
125,600	Mitsubishi Corp.	2,517,017
41,700	Mitsubishi Electric Corp.	575,545
27,500	Mitsubishi Estate Co., Ltd.	514,097
4,000	Mitsubishi Gas Chemical Co., Inc.	82,610
68,000	Mitsubishi Heavy Industries Ltd.	268,483
2,400	Mitsubishi Materials Corp.	68,089
14,800	Mitsubishi Motors Corp.	96,089
5,000	Mitsubishi Tanabe Pharma Corp.	111,281
259,100	Mitsubishi UFJ Financial Group Inc.	1,612,007
10,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	52,599
36,800	Mitsui & Co., Ltd.	497,266
20,000	Mitsui Chemicals Inc.	99,406
19,000	Mitsui Fudosan Co., Ltd.	450,044
24,000	Mitsui OSK Lines Ltd.	68,975
1,000	Mixi Inc.	62,776
513,400	Mizuho Financial Group Inc.	894,496
11,000	MS&AD Insurance Group Holdings Inc.	386,574
4,100	Murata Manufacturing Co., Ltd.	569,126
2,400	Nabtesco Corp.	70,490
20,000	Nagoya Railroad Co., Ltd.	93,421

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.4% - (continued)
56,000	NEC Corp.	$145,283
3,700	Nexon Co., Ltd.	69,921
5,600	NGK Insulators Ltd.	112,642
3,900	NGK Spark Plug Co., Ltd.	79,365
4,000	NH Foods Ltd.	125,572
51,000	Nidec Corp.	5,058,661
137,500	Nikon Corp.	2,121,161
2,400	Nintendo Co., Ltd.	728,606
31	Nippon Building Fund Inc., REIT	165,147
9,000	Nippon Electric Glass Co., Ltd.	62,800
18,000	Nippon Express Co., Ltd.	111,098
3,500	Nippon Paint Holdings Co., Ltd.	139,337
35	Nippon Prologis REIT Inc.	76,065
16,900	Nippon Steel & Sumitomo Metal Corp.	359,879
136,400	Nippon Telegraph & Telephone Corp.	6,541,825
34,000	Nippon Yusen KK	61,760
2,300	Nissan Chemical Industries Ltd.	80,729
50,800	Nissan Motor Co., Ltd.	487,451
4,300	Nisshin Seifun Group Inc.	71,060
1,300	Nissin Foods Holdings Co., Ltd.	82,104
1,800	Nitori Holdings Co., Ltd.	263,207
3,600	Nitto Denko Corp.	289,422
2,000	NOK Corp.	43,837
78,500	Nomura Holdings Inc.	471,079
2,700	Nomura Real Estate Holdings Inc.	58,227
75	Nomura Real Estate Master Fund Inc., REIT	112,813
2,860	Nomura Research Institute Ltd.	108,976
9,400	NSK Ltd.	112,324
2,700	NTT Data Corp.	145,636
30,000	NTT DOCOMO Inc.	737,459
14,100	Obayashi Corp.	155,939
1,600	Obic Co., Ltd.	93,006
6,500	Odakyu Electric Railway Co., Ltd.	130,412
18,000	Oji Holdings Corp.	88,332
6,600	Olympus Corp.	241,318
4,100	Omron Corp.	171,627
8,800	Ono Pharmaceutical Co., Ltd.	183,060
800	Oracle Corp. Japan	47,143
4,600	Oriental Land Co., Ltd.	297,326
244,000	ORIX Corp.	3,853,181
42,000	Osaka Gas Co., Ltd.	165,916
1,100	Otsuka Corp.	67,710
8,400	Otsuka Holdings Co., Ltd.	379,043
47,200	Panasonic Corp.	606,094
2,200	Park24 Co., Ltd.	61,389
2,000	Pola Orbis Holdings Inc.	56,044
20,000	Rakuten Inc.	243,174
76,300	Recruit Holdings Co., Ltd.	4,047,506
47,500	Resona Holdings Inc.	243,282
14,200	Ricoh Co., Ltd.	119,842
800	Rinnai Corp.	71,971
1,900	Rohm Co., Ltd.	152,685
500	Ryohin Keikaku Co., Ltd.	130,217
900	Sankyo Co., Ltd.	30,208
227,800	Santen Pharmaceutical Co., Ltd.	3,139,475
4,900	SBI Holdings Inc.	63,496
4,700	Secom Co., Ltd.	344,013
4,000	Sega Sammy Holdings Inc.	50,777
3,700	Seibu Holdings Inc.	68,805
6,000	Seiko Epson Corp.	125,943
237,900	Sekisui Chemical Co., Ltd.	4,184,004

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.4% - (continued)
114,400	Sekisui House Ltd.	$1,963,727
15,900	Seven & i Holdings Co., Ltd.	676,314
13,000	Seven Bank Ltd.	47,572
33,000	Sharp Corp.*(b)	120,857
5,000	Shimadzu Corp.	96,762
500	Shimamura Co., Ltd.	64,322
1,700	Shimano Inc.	264,188
12,000	Shimizu Corp.	121,046
8,400	Shin-Etsu Chemical Co., Ltd.	753,915
38,000	Shinsei Bank Ltd.	61,485
6,200	Shionogi & Co., Ltd.	331,608
8,200	Shiseido Co., Ltd.	276,013
10,000	Shizuoka Bank Ltd. (The)	83,148
4,200	Showa Shell Sekiyu KK	38,564
12,200	SMC Corp.	3,859,663
17,600	SoftBank Group Corp.	1,432,927
1,600	Sohgo Security Services Co., Ltd.	74,883
7,700	Sompo Holdings Inc.	297,740
26,900	Sony Corp.	984,357
3,800	Sony Financial Holdings Inc.	58,627
3,300	Stanley Electric Co., Ltd.	99,455
3,900	Start Today Co., Ltd.	97,393
177,700	Subaru Corp.	6,015,830
34,000	Sumitomo Chemical Co., Ltd.	177,610
25,500	Sumitomo Corp.	325,473
3,600	Sumitomo Dainippon Pharma Co., Ltd.	54,979
15,500	Sumitomo Electric Industries Ltd.	246,046
12,000	Sumitomo Heavy Industries Ltd.	78,323
11,000	Sumitomo Metal Mining Co., Ltd.	134,485
218,600	Sumitomo Mitsui Financial Group Inc.	7,817,397
6,900	Sumitomo Mitsui Trust Holdings Inc.	233,872
8,000	Sumitomo Realty & Development Co., Ltd.	241,491
3,700	Sumitomo Rubber Industries Ltd.	63,125
1,600	Sundrug Co., Ltd.	62,289
66,100	Suntory Beverage & Food Ltd.	3,212,937
3,800	Suruga Bank Ltd.	82,498
1,700	Suzuken Co., Ltd.	55,908
74,100	Suzuki Motor Corp.	3,491,886
3,400	Sysmex Corp.	202,141
12,500	T&D Holdings Inc.	177,368
26,000	Taiheiyo Cement Corp.	83,695
23,000	Taisei Corp.	196,589
800	Taisho Pharmaceutical Holdings Co., Ltd.	62,517
2,900	Taiyo Nippon Sanso Corp.	29,468
7,000	Takashimaya Co., Ltd.	65,108
15,100	Takeda Pharmaceutical Co., Ltd.	778,449
2,800	TDK Corp.	169,385
4,000	Teijin Ltd.	74,805
7,700	Terumo Corp.	313,145
2,500	THK Co., Ltd.	69,936
21,000	Tobu Railway Co., Ltd.	112,114
2,500	Toho Co., Ltd.	73,962
9,000	Toho Gas Co., Ltd.	69,443
10,100	Tohoku Electric Power Co., Inc.	150,048
14,400	Tokio Marine Holdings Inc.	612,152
30,400	Tokyo Electric Power Co. Holdings Inc.*	124,749
3,400	Tokyo Electron Ltd.	482,512
43,000	Tokyo Gas Co., Ltd.	223,485
4,500	Tokyo Tatemono Co., Ltd.	61,815
23,000	Tokyu Corp.	169,171
11,000	Tokyu Fudosan Holdings Corp.	65,995

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 15.4% - (continued)
11,000	Toppan Printing Co., Ltd.	$121,269
32,000	Toray Industries Inc.	267,395
87,000	Toshiba Corp.*	198,125
13,000	Tosoh Corp.*	110,456
3,100	TOTO Ltd.	118,264
3,500	Toyo Seikan Group Holdings Ltd.	55,987
1,900	Toyo Suisan Kaisha Ltd.	74,077
1,400	Toyoda Gosei Co., Ltd.	33,677
3,500	Toyota Industries Corp.	176,208
56,300	Toyota Motor Corp.	3,028,602
5,000	Toyota Tsusho Corp.	153,406
2,400	Trend Micro Inc.	120,564
800	Tsuruha Holdings Inc.	88,761
8,700	Unicharm Corp.	235,511
65	United Urban Investment Corp., REIT	95,671
4,600	USS Co., Ltd.	92,663
3,600	West Japan Railway Co.	250,042
27,800	Yahoo Japan Corp.	125,092
1,900	Yakult Honsha Co., Ltd.	134,401
13,400	Yamada Denki Co., Ltd.	70,340
4,000	Yamaguchi Financial Group Inc.	45,869
3,600	Yamaha Corp.	116,502
6,100	Yamaha Motor Co., Ltd.	153,341
7,700	Yamato Holdings Co., Ltd.	167,419
2,900	Yamazaki Baking Co., Ltd.	60,128
5,400	Yaskawa Electric Corp.	107,613
4,900	Yokogawa Electric Corp.	85,077
2,400	Yokohama Rubber Co., Ltd. (The)	46,849

	Total Japan	189,383,533

Jersey, Channel Islands - 0.0%
2,025	Randgold Resources Ltd., ADR	192,103

Jordan - 0.0%
3,532	Hikma Pharmaceuticals PLC	76,902

Luxembourg - 0.7%
114,820	ArcelorMittal*	2,533,590
243	Eurofins Scientific SE	129,122
1,422	Millicom International Cellular SA, ADR	83,208
890	RTL Group SA	69,296
144,633	SES SA, ADR, Class A Shares	3,579,852
159,698	Tenaris SA	2,420,907

	Total Luxembourg	8,815,975

Macau - 0.0%
20,400	MGM China Holdings Ltd.	45,279
48,800	Sands China Ltd.	225,296
33,600	Wynn Macau Ltd.*	74,876

	Total Macau	345,451

Mexico - 0.1%
4,727	Fresnillo PLC	97,165
148,486	Grupo Financiero Banorte SAB de CV, Class O Shares	853,201

	Total Mexico	950,366

Netherlands - 5.3%
157,786	Aalberts Industries NV	6,377,630
91,716	ABN AMRO Group NV, Dutch Certificate, GDR(a)	2,362,598
39,827	Aegon NV	198,132
99,834	Akzo Nobel NV	8,347,972
7,076	Altice NV, Class A Shares*	175,945
2,673	Altice NV, Class B Shares*	66,586
52,340	ASML Holding NV	6,905,196
62,282	Boskalis Westminster	2,147,176
2,450	EXOR NV	136,735

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 5.3% - (continued)
37,637	Gemalto NV	$2,231,500
2,131	Heineken Holding NV	197,989
47,179	Heineken NV	4,644,341
221,184	ING Groep NV	3,695,516
27,322	Koninklijke Ahold Delhaize NV	602,252
3,945	Koninklijke DSM NV	293,465
76,432	Koninklijke KPN NV	260,311
20,508	Koninklijke Philips NV	724,369
56,325	Koninklijke Vopak NV	2,549,976
6,869	NN Group NV	247,044
7,199	NXP Semiconductors NV*	791,170
4,441	QIAGEN NV*	149,591
2,457	Randstad Holding NV	142,068
331,396	Royal Dutch Shell PLC, Class A Shares	9,001,215
438,267	Royal Dutch Shell PLC, Class B Shares	12,141,615
6,463	Wolters Kluwer NV	283,426

	Total Netherlands	64,673,818

New Zealand - 0.0%
20,404	Auckland International Airport Ltd.	101,079
16,758	Contact Energy Ltd.	61,263
16,231	Fletcher Building Ltd.	86,970
15,884	Mercury NZ Ltd.	36,585
28,934	Meridian Energy Ltd.	58,426
7,999	Ryman Healthcare Ltd.	47,211
38,054	Spark New Zealand Ltd.	101,429

	Total New Zealand	492,963

Norway - 0.6%
202,750	DNB ASA	3,439,418
4,271	Gjensidige Forsikring ASA	68,861
8,424	Marine Harvest ASA*	147,582
557,433	Norsk Hydro ASA	3,030,807
15,195	Orkla ASA	151,905
1,822	Schibsted ASA, Class A Shares	43,443
2,230	Schibsted ASA, Class B Shares	48,337
24,311	Statoil ASA	423,745
16,809	Telenor ASA	277,940
3,723	Yara International ASA	138,748

	Total Norway	7,770,786

Peru - 0.1%
7,239	Credicorp Ltd.	1,212,677

Portugal - 0.0%
50,100	EDP - Energias de Portugal SA	184,623
9,949	Galp Energia SGPS SA, Class B Shares	153,621
5,467	Jeronimo Martins SGPS SA	108,995

	Total Portugal	447,239

Singapore - 0.5%
51,800	Ascendas Real Estate Investment Trust	98,084
28,500	CapitaLand Commercial Trust, REIT	34,191
58,300	CapitaLand Ltd.	149,954
59,100	CapitaLand Mall Trust, REIT	84,984
9,300	City Developments Ltd.	71,563
48,100	ComfortDelGro Corp., Ltd.	83,412
39,400	DBS Group Holdings Ltd.	582,976
132,000	Genting Singapore PLC	112,582
60,300	Global Logistic Properties Ltd.	126,363
158,600	Golden Agri-Resources Ltd.	41,842
104,400	Hutchison Port Holdings Trust, Class U Shares	42,284
2,200	Jardine Cycle & Carriage Ltd.	69,677
30,700	Keppel Corp., Ltd.	142,622
316,600	Oversea-Chinese Banking Corp., Ltd.	2,400,514
11,100	SATS Ltd.	41,231

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 0.5% - (continued)
21,700	Sembcorp Industries Ltd.	$49,562
13,700	Singapore Airlines Ltd.	99,112
17,400	Singapore Exchange Ltd.	91,425
7,400	Singapore Press Holdings Ltd.	16,953
37,500	Singapore Technologies Engineering Ltd.	100,827
176,900	Singapore Telecommunications Ltd.	480,620
13,800	StarHub Ltd.	26,928
58,600	Suntec Real Estate Investment Trust	77,700
28,000	United Overseas Bank Ltd.	465,087
11,700	UOL Group Ltd.	59,195
43,100	Wilmar International Ltd.	110,244

	Total Singapore	5,659,932

South Africa - 0.2%
12,813	Investec PLC	100,505
7,828	Mediclinic International PLC	81,570
8,211	Mondi PLC	214,429
177,735	Spar Group Ltd. (The)	2,316,294

	Total South Africa	2,712,798

South Korea - 1.3%
3,411	NAVER Corp.	2,574,029
3,290	Samsung Electronics Co., Ltd.	6,546,882
29,398	SK Telecom Co., Ltd.	6,652,332

	Total South Korea	15,773,243

Spain - 3.1%
14,245	Abertis Infraestructuras SA	260,657
5,055	ACS Actividades de Construccion y Servicios SA	202,039
1,563	Aena SA(a)	315,571
74,685	Amadeus IT Group SA	4,350,993
532,700	Banco Bilbao Vizcaya Argentaria SA	4,341,981
119,225	Banco de Sabadell SA	245,764
313,357	Banco Santander SA	2,036,121
106,472	Bankia SA	122,536
14,216	Bankinter SA	130,929
736,645	CaixaBank SA	3,480,811
14,683	Distribuidora Internacional de Alimentacion SA	90,392
756	Enagas SA	22,478
6,899	Endesa SA	172,203
174	Ferrovial SA*(c)	3,920
10,674	Ferrovial SA	240,522
5,129	Gamesa Corp. Tecnologica SA*	116,328
7,440	Gas Natural SDG SA	187,441
167,687	Grifols SA(b)	4,746,370
125,078	Iberdrola SA	997,526
154,134	Industria de Diseno Textil SA	6,303,025
27,471	Mapfre SA	97,730
608,484	Prosegur Cash SA*(a)	1,608,246
547,643	Prosegur Cia de Seguridad SA	3,667,423
140,241	Red Electrica Corp. SA	3,147,413
26,028	Repsol SA	437,302
98,045	Telefonica SA	1,092,315

	Total Spain	38,418,036

Sweden - 2.2%
161,832	Alfa Laval AB	3,262,270
185,628	Assa Abloy AB, Class B Shares	4,175,789
125,114	Atlas Copco AB, Class A Shares	4,631,089
8,595	Atlas Copco AB, Class B Shares	284,020
6,002	Boliden AB	165,325
5,196	Electrolux AB, Series B	166,541
190,364	Elekta AB, Class B Shares	1,906,959
4,155	Getinge AB, Class B Shares	86,338
19,879	Hennes & Mauritz AB, Class B Shares	494,582

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.2% - (continued)
5,551	Hexagon AB, Class B Shares	$243,183
9,209	Husqvarna AB, Class B Shares	95,316
1,751	ICA Gruppen AB(b)	63,053
3,545	Industrivarden AB, Class C Shares	83,595
9,806	Investor AB, Class B Shares	452,422
5,157	Kinnevik AB, Class B Shares	147,847
656	L E Lundbergforetagen AB, Class B Shares	51,521
4,143	Lundin Petroleum AB	80,628
65,320	Nordea Bank AB	837,422
23,216	Sandvik AB	363,970
6,780	Securitas AB, Class B Shares	107,905
32,412	Skandinaviska Enskilda Banken AB, Class A Shares	390,006
7,342	Skanska AB, Class B Shares	174,453
156,574	SKF AB, Class B Shares	3,196,464
12,916	Svenska Cellulosa AB SCA, Class B Shares	455,031
33,164	Svenska Handelsbanken AB, Class A Shares	467,714
19,293	Swedbank AB, Class A Shares	465,116
75,184	Swedish Match AB	2,536,920
6,877	Tele2 AB, Class B Shares(b)	70,629
66,666	Telefonaktiebolaget LM Ericsson, Class B Shares	486,464
57,883	Telia Co. AB	264,665
34,113	Volvo AB, Class B Shares	558,887

	Total Sweden	26,766,124

Switzerland - 10.7%
468,745	ABB Ltd., Class Registered Shares	11,799,628
2,028	Actelion Ltd.*	582,115
3,487	Adecco Group AG, Class Registered Shares	260,289
93,667	Aryzta AG*	2,957,477
1,088	Baloise Holding AG, Class Registered Shares	166,710
2,228	Barry Callebaut AG, Class Registered Shares*	3,198,051
22	Chocoladefabriken Lindt & Spruengli AG	133,673
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	220,153
137,759	Cie Financiere Richemont SA, Class Registered Shares	11,495,412
3,797	Coca-Cola HBC AG*	110,275
45,338	Credit Suisse Group AG, Class Registered Shares*	622,843
944	Dufry AG, Class Registered Shares *	155,512
182	EMS-Chemie Holding AG, Class Registered Shares	127,856
766	Geberit AG, Class Registered Shares	358,816
197	Givaudan SA, Class Registered Shares	404,292
262,095	Glencore PLC*	976,323
4,735	Julius Baer Group Ltd.*	245,269
1,206	Kuehne + Nagel International AG, Class Registered Shares	194,767
9,556	LafargeHolcim Ltd., Class Registered Shares *	574,641
46,176	Lonza Group AG, Class Registered Shares*	9,566,881
161,775	Nestlé SA, Class Registered Shares	13,806,722
149,883	Novartis AG, Class Registered Shares	12,263,387
836	Pargesa Holding SA	64,987
391	Partners Group Holding AG	239,581
80,885	Roche Holding AG	22,221,897
12,062	Schindler Holding AG	2,589,116
439	Schindler Holding AG, Class Registered Shares	91,348
785	SGS SA, Class Registered Shares	1,869,413
588	Sika AG	3,791,160
19,294	Sonova Holding AG, Class Registered Shares	3,198,885
194,591	STMicroelectronics NV	3,213,183
205	Straumann Holding AG, Class Registered Shares*	113,548
677	Swatch Group AG (The)(b)	262,317
1,189	Swatch Group AG (The), Class Registered Shares	90,738
700	Swiss Life Holding AG, Class Registered Shares*	233,561
1,506	Swiss Prime Site AG, Class Registered Shares *	138,685
7,040	Swiss Re AG	642,543

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 10.7% - (continued)
581	Swisscom AG, Class Registered Shares	$278,625
52,134	Temenos Group AG, Class Registered Shares	4,849,268
194,580	UBS Group AG, Class Registered Shares*	3,094,933
20,677	Vifor Pharma AG(b)	2,434,327
56,367	Wolseley PLC	3,717,958
28,720	Zurich Insurance Group AG	8,443,821

	Total Switzerland	131,800,986

Taiwan - 0.1%
122,000	Taiwan Semiconductor Manufacturing Co., Ltd.	819,118

Thailand - 0.2%
1,556,800	CP ALL PCL	2,857,562

United Kingdom - 17.0%
20,315	3i Group PLC	234,546
19,035	Aberdeen Asset Management PLC	70,958
4,368	Admiral Group PLC	114,680
30,204	Anglo American PLC*	410,362
10,633	Ashtead Group PLC	214,931
7,641	Associated British Foods PLC	295,098
108,092	AstraZeneca PLC	7,301,270
20,834	Auto Trader Group PLC(a)	111,822
1,535,498	Aviva PLC	10,391,154
5,553	Babcock International Group PLC	66,814
385,332	BAE Systems PLC	3,308,456
907,075	Balfour Beatty PLC	3,296,482
3,108,264	Barclays PLC	8,395,062
21,151	Barratt Developments PLC	167,043
2,701	Berkeley Group Holdings PLC	113,451
1,421,041	BP PLC	8,571,587
170,244	British American Tobacco PLC	12,179,325
20,654	British Land Co. PLC (The), REIT	168,828
807,303	BT Group PLC	3,221,639
135,956	Bunzl PLC	4,261,785
330,769	Burberry Group PLC	7,746,798
14,637	Capita PLC	109,887
121,414	Centrica PLC	318,046
22,003	CNH Industrial NV	244,210
2,030,399	Cobham PLC	3,506,967
4,488	Coca-Cola European Partners PLC	185,044
35,446	Compass Group PLC	763,378
25,190	ConvaTec Group PLC*	103,880
2,698	Croda International PLC	137,960
359,522	Diageo PLC	10,783,423
58,022	Dignity PLC	1,892,403
28,818	Direct Line Insurance Group PLC	129,492
20,077	Dixons Carphone PLC	85,034
601,426	Domino’s Pizza Group PLC	2,460,215
3,168	easyJet PLC	57,781
264,460	Essentra PLC	1,961,366
148,146	Experian PLC	3,091,927
19,884	Fiat Chrysler Automobiles NV*	209,692
32,697	G4S PLC	136,961
37,750	GKN PLC	170,299
358,007	GlaxoSmithKline PLC	7,822,862
15,765	Hammerson PLC, REIT	118,995
5,304	Hargreaves Lansdown PLC	95,607
426,197	HSBC Holdings PLC	3,715,300
5,990	IMI PLC	96,843
20,429	Imperial Brands PLC	955,509
181,781	Inmarsat PLC	1,875,564
3,798	InterContinental Hotels Group PLC	214,407
19,881	International Consolidated Airlines Group SA	155,021

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 17.0% - (continued)
61,736	Intertek Group PLC	$3,424,343
21,956	Intu Properties PLC, REIT	76,968
76,436	ITV PLC	192,816
36,134	J Sainsbury PLC	130,865
4,289	Johnson Matthey PLC	172,605
50,561	Kingfisher PLC	212,236
17,648	Land Securities Group PLC, REIT	243,445
127,541	Legal & General Group PLC	414,366
10,396,491	Lloyds Banking Group PLC	9,434,480
6,739	London Stock Exchange Group PLC	297,680
34,729	Marks & Spencer Group PLC	171,566
18,948	Meggitt PLC	122,745
14,209	Merlin Entertainments PLC(a)	96,883
73,574	National Grid PLC	1,033,686
269,781	NEX Group PLC	2,241,920
3,018	Next PLC	169,680
103,127	Old Mutual PLC	250,321
18,835	Pearson PLC	172,094
7,112	Persimmon PLC	225,129
5,413	Petrofac Ltd.	26,588
3,401	Provident Financial PLC	133,783
702,645	Prudential PLC	15,745,157
98,165	Reckitt Benckiser Group PLC	10,042,638
21,874	RELX NV	453,921
22,940	RELX PLC	492,100
9,213	Rio Tinto Ltd.	432,821
26,910	Rio Tinto PLC	1,075,813
39,710	Rolls-Royce Holdings PLC*	444,392
73,494	Royal Bank of Scotland Group PLC*	246,537
286,060	Royal Mail PLC	1,627,392
21,468	RSA Insurance Group PLC	173,175
23,772	Sage Group PLC (The)	220,908
2,961	Schroders PLC	120,589
21,294	Segro PLC, REIT	138,054
5,107	Severn Trent PLC	164,590
22,678	Sky PLC	289,854
19,723	Smith & Nephew PLC	344,444
8,858	Smiths Group PLC	183,202
55,099	Spectris PLC	1,857,810
222,876	SSE PLC	4,323,072
11,556	St. James’s Place PLC	174,873
70,724	Standard Chartered PLC*	668,184
44,265	Standard Life PLC	218,572
9,760	Tate & Lyle PLC	92,836
69,007	Taylor Wimpey PLC	180,682
83,126	TechnipFMC PLC*	2,368,544
181,741	Tesco PLC*	430,358
368,755	TP ICAP PLC	2,268,587
151,899	Travis Perkins PLC	3,199,078
35,069	Unilever NV, Dutch Certificate	1,997,554
140,902	Unilever PLC	7,865,706
14,739	United Utilities Group PLC	195,524
4,491,193	Vodafone Group PLC	13,413,748
53,447	Weir Group PLC (The)	1,253,012
78,236	Whitbread PLC	4,327,926
46,201	WM Morrison Supermarkets PLC	146,697
39,658	Worldpay Group PLC(a)	158,929
27,691	WPP PLC	623,740

	Total United Kingdom	209,245,382

United States - 1.6%
77,740	Carnival Corp.	4,980,802

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United States - 1.6% - (continued)
92,355	Carnival PLC	$5,919,300
20,721	Philip Morris International Inc.	2,482,376
1,311	Priceline Group Inc. (The)*	2,460,865
522,900	Samsonite International SA	2,101,994
19,417	Shire PLC	1,118,703

	Total United States	19,064,040

	TOTAL COMMON STOCKS (Cost - $1,000,787,460)	1,178,886,469

PREFERRED STOCKS - 1.4%
Brazil - 0.2%
130,500	Telefonica Brasil SA, Class Preferred Shares	1,887,301

Germany - 1.2%
1,201	Bayerische Motoren Werke AG, Class Preferred Shares	98,703
1,592	FUCHS PETROLUB SE, Class Preferred Shares	88,897
3,843	Henkel AG & Co. KGaA, Class Preferred Shares	539,646
3,307	Porsche Automobil Holding SE, Class Preferred Shares	189,310
3,572	Schaeffler AG, Class Preferred Shares	59,137
95,104	Volkswagen AG, Class Preferred Shares	14,297,022

	Total Germany	15,272,715

	TOTAL PREFERRED STOCKS (Cost - $14,965,280)	17,160,016

RIGHTS - 0.0%
Switzerland - 0.0%
45,338	Credit Suisse Group AG*(b)	21,064

United Kingdom - 0.0%
2,819,410	Rolls-Royce Holdings PLC*(c)	3,633

	TOTAL RIGHTS (Cost - $0)	24,697

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,015,752,740)	1,196,071,182

Face Amount†
SHORT-TERM INVESTMENTS (d) - 4.3%
MONEY MARKET FUND - 1.9%
$ 23,037,342	Invesco STIT - Government & Agency Portfolio, Institutional Class(e) (Cost - $23,037,342)	23,037,342

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS (c) - 4.3% - (continued)
TIME DEPOSITS - 2.4%
86,463	GBP	ANZ National Bank - London, 0.050% due 6/1/17	$111,425
$ 4,681,034		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	4,681,034
		BBH - Grand Cayman:
230,498	CHF	(1.450)% due 6/1/17	237,970
128,098	SEK	(0.950)% due 6/1/17	14,739
79,278	DKK	(0.600)% due 6/1/17	11,972
83	JPY	(0.240)% due 6/1/17	1
3	SGD	0.010% due 6/1/17	2
114,273	NOK	0.050% due 6/1/17	13,524
1	GBP	0.050% due 6/1/17	1
1	AUD	0.737% due 6/1/17	1
32,994	NZD	0.890% due 6/1/17	23,378
1,072,937	HKD	BNP Paribas - Paris, 0.005% due 6/1/17	137,687
913,884	EUR	Citibank - London, (0.568)% due 6/1/17	1,026,612
6,640,539		Citibank - Puerto Rico, 0.420% due 6/1/17	6,640,539
49,000	AUD	DNB - Oslo, 0.737% due 6/1/17	36,415
37,792	SGD	HSBC Bank - Singapore, 0.010% due 6/1/17	27,310
24,876,086	JPY	Sumitomo - Tokyo, (0.240)% due 6/1/17	224,615
16,524,494		Wells Fargo - Grand Cayman, 0.420% due 6/1/17	16,524,494

		TOTAL TIME DEPOSITS (Cost - $29,711,719)	29,711,719

		TOTAL SHORT-TERM INVESTMENTS (Cost - $52,749,061)	52,749,061

		TOTAL INVESTMENTS - 101.6% (Cost - $1,068,501,801#)	1,248,820,243

		Liabilities in Excess of Other Assets - (1.6)%	(19,837,560)

		TOTAL NET ASSETS - 100.0%	$1,228,982,683

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	All or a portion of this security is on loan (see Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics Systems (CHESS) Depositary Interest
GDR	—	Global Depositary Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Summary of Investments by Security Sector^
Industrials	16.3%
Consumer Discretionary	15.2
Financials	15.1
Health Care	10.7
Consumer Staples	9.4
Information Technology	9.2
Materials	6.6
Telecommunication Services	5.9
Energy	4.3
Utilities	2.0
Real Estate	1.1
Short-Term Investments	4.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2017, International Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 June Futures	20	6/17	$798,253	$12,110
FTSE 100 Index June Futures	5	6/17	483,778	10,220
SPI 200 Index June Futures	2	6/17	213,284	(4,998)
TOPIX Index June Futures	4	6/17	567,043	11,738

				$29,070

At May 31, 2017, International Equity Fund had deposited cash of $111,849 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:
AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 93.6%
Argentina - 1.1%
97,680	Grupo Supervielle SA, ADR	$1,677,165
137,733	YPF SA, ADR	3,396,496

	Total Argentina	5,073,661

Brazil - 7.3%
120,469	Ambev SA	696,520
467,971	Ambev SA, ADR	2,672,114
23,411	Banco Bradesco SA	195,691
634,447	Banco do Brasil SA	5,556,227
10,834	Banco Santander Brasil SA	85,171
525,356	BB Seguridade Participações SA	4,724,235
52,790	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	300,487
16,675	BR Malls Participações SA	61,732
11,549	BRF SA	154,603
601,074	CCR SA	3,079,621
5,555	Centrais Eletricas Brasileiras SA*	23,603
8,600	Cia de Saneamento Basico do Estado de Sao Paulo	77,069
15,800	Cia Siderurgica Nacional SA*	33,494
530,608	Cielo SA	3,740,104
3,100	Cosan SA Indústria e Comércio	34,515
5,100	CPFL Energia SA	41,433
131,100	CVC Brasil Operadora e Agencia de Viagens SA	1,215,371
7,900	Duratex SA	19,603
7,700	EDP - Energias do Brasil SA	31,742
16,900	Embraer SA	83,611
4,100	Engie Brasil Energia SA	42,026
5,000	Equatorial Energia SA	82,508
6,369	Fibria Celulose SA	73,018
122,300	Fleury SA	2,145,508
8,800	Hypermarcas SA	80,221
18,100	JBS SA	45,137
14,000	Klabin SA	72,249
35,312	Kroton Educacional SA	158,225
131,856	Localiza Rent a Car SA	1,771,635
4,757	Lojas Americanas SA	18,228
18,086	Lojas Renner SA	147,380
2,700	M Dias Branco SA	45,138
401,000	Movida Participacoes SA*	1,117,727
2,108	Multiplan Empreendimentos Imobiliarios SA	41,755
118,700	Natura Cosméticos SA	1,194,685
6,700	Odontoprev SA	24,990
47,000	Ouro Fino Saude Animal Participacoes SA*	363,097
76,058	Petroleo Brasileiro SA*	320,116
2,900	Porto Seguro SA	28,856
5,500	Qualicorp SA	47,623
5,800	Raia Drogasil SA	129,046
20,300	Rumo SA*	53,196
97,000	Smiles SA	1,888,413
5,205	Sul America SA	28,713
21,500	TIM Participações SA	65,907
9,240	Ultrapar Participações SA	213,722
33,930	Vale SA	284,878
14,300	WEG SA	83,960

	Total Brazil	33,394,903

Chile - 0.3%
95,321	AES Gener SA	35,211
65,824	Aguas Andinas SA, Class A Shares	36,536
622,256	Banco de Chile	79,643
948	Banco de Credito e Inversiones	52,903
1,685,093	Banco Santander Chile	103,762
36,394	Cencosud SA	98,190

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.3% - (continued)
3,735	Cia Cervecerias Unidas SA	$49,167
199,393	Colbun SA	45,480
3,852	Empresa Nacional de Telecomunicaciones SA	42,876
31,738	Empresas CMPC SA	74,964
11,623	Empresas COPEC SA	134,377
735,044	Enel Americas SA	139,264
498,330	Enel Chile SA	55,025
82,440	Enel Generacion Chile SA	63,379
3,934,534	Itau CorpBanca	36,496
7,569	Latam Airlines Group SA	84,126
15,303	SACI Falabella	126,276

	Total Chile	1,257,675

China - 20.3%
25,000	3SBio Inc.*(a)	34,790
2,215	58.com Inc., ADR*	95,245
147,763	AAC Technologies Holdings Inc.(b)	1,566,268
628,000	Agricultural Bank of China Ltd., Class H Shares(c)	304,511
46,000	Air China Ltd., Class H Shares(c)	43,752
92,688	Alibaba Group Holding Ltd., ADR*	11,350,572
100,000	Aluminum Corp. of China Ltd., Class H Shares*(c)	46,564
31,500	Anhui Conch Cement Co., Ltd., Class H Shares(c)	104,567
27,000	ANTA Sports Products Ltd.	79,900
1,319	Autohome Inc., ADR*	55,899
53,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	32,594
34,149	Baidu Inc., ADR*	6,355,129
2,030,000	Bank of China Ltd., Class H Shares(c)	1,015,496
224,000	Bank of Communications Co., Ltd., Class H Shares(c)	173,736
1,244,000	Beijing Capital International Airport Co., Ltd., Class H Shares(c)	1,816,643
520,000	Beijing Originwater Technology Co., Ltd., Class A Shares*	1,429,543
160,000	Belle International Holdings Ltd.	124,959
16,000	BYD Co., Ltd., Class H Shares(c)	95,693
267,000	CGN Power Co., Ltd., Class H Shares(a)(c)	79,114
221,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	83,639
226,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	139,565
52,000	China Coal Energy Co., Ltd., Class H Shares*(c)	22,867
113,000	China Communications Construction Co., Ltd., Class H Shares(c)	152,487
60,000	China Communications Services Corp., Ltd., Class H Shares(c)	35,647
34,500	China Conch Venture Holdings Ltd.	66,695
9,635,380	China Construction Bank Corp., Class H Shares(c)	7,959,913
79,000	China Everbright Bank Co., Ltd., Class H Shares(c)	37,377
105,000	China Evergrande Group(d)	188,455
74,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	68,527
160,000	China Huarong Asset Management Co., Ltd., Class H Shares(a)(c)	65,680
102,000	China Huishan Dairy Holdings Co., Ltd.(b)	—
190,000	China Life Insurance Co., Ltd., Class H Shares(c)	623,844
36,700	China Lodging Group Ltd., ADR*	2,803,880
81,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	61,033
1,468,000	China Maple Leaf Educational Systems Ltd.	1,273,535
1,457,000	China Medical System Holdings Ltd.	2,583,095
70,000	China Mengniu Dairy Co., Ltd.	141,563
99,500	China Merchants Bank Co., Ltd., Class H Shares(c)	299,050
140,500	China Minsheng Banking Corp., Ltd., Class H Shares(c)	144,143
78,000	China National Building Material Co., Ltd., Class H Shares(c)	43,321
46,000	China Oilfield Services Ltd., Class H Shares(c)	39,862
67,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	270,067
652,000	China Petroleum & Chemical Corp., Class H Shares(c)	535,008
50,000	China Railway Construction Corp., Ltd., Class H Shares(c)	68,624
102,000	China Railway Group Ltd., Class H Shares(c)	84,522
901,500	China Resources Phoenix Healthcare Holdings Co., Ltd.*(d)	1,217,578
810,000	China Shenhua Energy Co., Ltd., Class H Shares(c)	1,972,490
46,000	China Southern Airlines Co., Ltd., Class H Shares(c)	35,255

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
352,000	China Telecom Corp., Ltd., Class H Shares(c)	$174,896
33,200	China Vanke Co., Ltd., Class H Shares(c)	88,152
21,700	Chongqing Changan Automobile Co., Ltd., Class B Shares	28,678
64,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(c)	43,762
54,500	CITIC Securities Co., Ltd., Class H Shares(c)	114,254
1,374,442	CNOOC Ltd.	1,557,092
139,000	Country Garden Holdings Co., Ltd.	164,445
106,000	CRRC Corp., Ltd., Class H Shares(c)	99,274
108,000	CSPC Pharmaceutical Group Ltd.	161,544
9,535	Ctrip.com International Ltd., ADR*	521,088
68,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	76,651
158,000	ENN Energy Holdings Ltd.	831,180
65,500	Fosun International Ltd.	101,852
1,252,000	Fu Shou Yuan International Group Ltd.	793,601
11,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	43,681
125,000	Geely Automobile Holdings Ltd.	206,809
34,400	GF Securities Co., Ltd., Class H Shares(c)	71,319
313,000	GOME Electrical Appliances Holding Ltd.	40,558
78,500	Great Wall Motor Co., Ltd., Class H Shares(c)	83,967
52,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	87,271
24,400	Guangzhou R&F Properties Co., Ltd., Class H Shares(c)	39,487
16,000	Haitian International Holdings Ltd.	37,178
77,600	Haitong Securities Co., Ltd., Class H Shares(c)	130,019
19,000	Hengan International Group Co., Ltd.	133,215
108,000	Huaneng Power International Inc., Class H Shares(c)	85,922
100,000	Huaneng Renewables Corp., Ltd., Class H Shares(c)	33,100
36,800	Huatai Securities Co., Ltd., Class H Shares(a)(c)	72,425
1,885,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	1,259,836
125,121	JD.com Inc., ADR*	5,008,594
30,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	43,597
32,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	48,106
20,000	Kingsoft Corp., Ltd.	53,364
21,929	Kweichow Moutai Co., Ltd., Class A Shares	1,438,790
182,000	Lenovo Group Ltd.	119,075
37,000	Longfor Properties Co., Ltd.	75,277
18,000	Minth Group Ltd.*	73,224
2,204	Momo Inc., ADR*	83,840
18,354	NetEase Inc., ADR	5,226,852
19,500	New China Life Insurance Co., Ltd., Class H Shares(c)	105,190
3,528	New Oriental Education & Technology Group Inc., ADR*	252,852
176,000	People’s Insurance Co. Group of China Ltd., Class H Shares(c)	75,935
540,000	PetroChina Co., Ltd., Class H Shares(c)	358,096
118,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	196,986
679,000	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	4,350,184
69,200	Semiconductor Manufacturing International Corp.*	72,879
48,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	37,691
72,000	Shanghai Electric Group Co., Ltd., Class H Shares*(c)	31,248
10,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	38,304
23,100	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	36,685
17,400	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	50,371
298,000	Shenzhou International Group Holdings Ltd.	2,044,572
96,000	Sihuan Pharmaceutical Holdings Group Ltd.*	41,270
1,500	SINA Corp.*	146,955
76,000	Sino-Ocean Group Holding Ltd.	38,314
31,500	Sinopec Engineering Group Co., Ltd., Class H Shares(c)	28,938
88,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares(c)	51,653
320,400	Sinopharm Group Co., Ltd., Class H Shares(c)	1,463,467
52,500	SOHO China Ltd.*	26,269
56,000	Sunac China Holdings Ltd.	91,098
19,000	Sunny Optical Technology Group Co., Ltd.	147,030
21,556	TAL Education Group, ADR	2,510,627

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
396,931	Tencent Holdings Ltd.	$13,625,040
50,000	Tingyi Cayman Islands Holding Corp.	61,122
23,000	TravelSky Technology Ltd., Class H Shares(c)	67,955
10,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	45,599
10,139	Vipshop Holdings Ltd., ADR*	125,419
145,000	Want Want China Holdings Ltd.	101,862
784	Weibo Corp., ADR*	57,648
1,193,600	Weichai Power Co., Ltd., Class H Shares(c)	1,934,953
46,000	Yanzhou Coal Mining Co., Ltd., Class H Shares(c)	34,227
724	YY Inc., ADR*	42,238
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	42,252
14,000	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(c)	73,903
146,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	47,872
19,000	ZTE Corp., Class H Shares(c)	38,651

	Total China	93,570,027

Colombia - 0.1%
5,207	Bancolombia SA*	54,422
11,531	Cementos Argos SA	46,342
123,625	Ecopetrol SA	56,593
7,386	Grupo Argos SA	53,035
5,992	Grupo de Inversiones Suramericana SA	79,311
9,779	Interconexion Electrica SA ESP	47,281

	Total Colombia	336,984

Czech Republic - 0.0%
4,079	CEZ AS	77,600
1,924	Komercní Banka AS	76,678
12,403	Moneta Money Bank AS(a)	42,235
1,576	O2 Czech Republic AS	18,979

	Total Czech Republic	215,492

Egypt - 0.7%
26,531	Commercial International Bank Egypt SAE	122,397
657,076	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	2,891,747
66,557	Global Telecom Holding SAE*	24,012

	Total Egypt	3,038,156

Georgia - 0.6%
63,000	BGEO Group PLC	2,982,438

Greece - 0.1%
35,339	Alpha Bank AE*	81,429
46,981	Eurobank Ergasias SA*	47,570
847	FF Group*	18,954
6,204	Hellenic Telecommunications Organization SA	70,772
2,580	JUMBO SA	46,708
138,699	National Bank of Greece SA*	48,544
5,636	OPAP SA	62,716
167,341	Piraeus Bank SA, Class Registered Shares*	37,432
1,168	Titan Cement Co. SA	34,033

	Total Greece	448,158

Hong Kong - 4.4%
314,000	AIA Group Ltd.	2,228,949
82,000	Alibaba Health Information Technology Ltd.*	41,759
290,000	Alibaba Pictures Group Ltd.*	50,227
13,000	Beijing Enterprises Holdings Ltd.	61,735
3,916,000	Beijing Enterprises Water Group Ltd.*	3,134,811
76,000	Brilliance China Automotive Holdings Ltd.	141,902
63,000	China Everbright International Ltd.	80,470
24,000	China Everbright Ltd.	53,952
44,000	China Gas Holdings Ltd.	67,131
94,000	China Jinmao Holdings Group Ltd.	30,786
32,000	China Merchants Port Holdings Co., Ltd.	94,840
155,500	China Mobile Ltd.	1,725,900

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 4.4% - (continued)
85,037	China Mobile Ltd., ADR	$4,686,389
98,000	China Overseas Land & Investment Ltd.	294,180
84,000	China Power International Development Ltd.	32,009
46,000	China Resources Beer Holdings Co., Ltd.	116,109
22,000	China Resources Gas Group Ltd.	67,546
70,000	China Resources Land Ltd.	205,638
48,000	China Resources Power Holdings Co., Ltd.	99,146
46,000	China State Construction International Holdings Ltd.	79,786
40,800	China Taiping Insurance Holdings Co., Ltd.*	108,591
152,000	China Unicom Hong Kong Ltd.*	218,393
147,000	CITIC Ltd.	233,119
42,000	COSCO SHIPPING Ports Ltd.	49,067
50,000	Far East Horizon Ltd.	46,359
167,500	Fullshare Holdings Ltd.*(d)	68,346
389,000	Galaxy Entertainment Group Ltd.	2,251,722
329,000	GCL-Poly Energy Holdings Ltd.*	35,040
72,000	Guangdong Investment Ltd.	103,850
32,000	Haier Electronics Group Co., Ltd.	81,345
82,000	Kunlun Energy Co., Ltd.*	73,548
1,870,800	Man Wah Holdings Ltd.	1,871,845
41,000	Nine Dragons Paper Holdings Ltd.	48,594
13,000	Shanghai Industrial Holdings Ltd.	40,611
31,000	Shimao Property Holdings Ltd.	52,885
112,000	Sino Biopharmaceutical Ltd.	99,849
60,000	Sun Art Retail Group Ltd.	55,462
288,500	Techtronic Industries Co., Ltd.	1,365,236

	Total Hong Kong	20,097,127

Hungary - 0.8%
1,178	MOL Hungarian Oil & Gas PLC	95,869
115,666	OTP Bank PLC	3,612,879
3,531	Richter Gedeon Nyrt	90,297

	Total Hungary	3,799,045

India - 6.2%
1,137	ACC Ltd.	28,807
21,164	Adani Ports & Special Economic Zone Ltd.*	112,297
15,219	Ambuja Cements Ltd.	57,105
1,939	Apollo Hospitals Enterprise Ltd.*	36,132
1,491,672	Ashok Leyland Ltd.	2,189,264
7,256	Asian Paints Ltd.	129,326
6,644	Aurobindo Pharma Ltd.	58,726
42,760	Axis Bank Ltd.	340,714
80,448	Axis Bank Ltd., Class Registered Shares, GDR	3,149,700
2,121	Bajaj Auto Ltd.	93,377
4,070	Bajaj Finance Ltd.	83,869
976	Bajaj Finserv Ltd.*	63,344
2,647	Bharat Forge Ltd.	48,245
14,824	Bharat Heavy Electricals Ltd.	31,837
12,639	Bharat Petroleum Corp., Ltd.	144,863
25,532	Bharti Airtel Ltd.	146,880
14,409	Bharti Infratel Ltd.	82,259
190	Bosch Ltd.	68,655
5,174	Cadila Healthcare Ltd.	37,375
152,855	Cholamandalam Investment and Finance Co., Ltd.	2,441,021
8,741	Cipla Ltd.	70,382
17,538	Coal India Ltd.	71,534
1,051	Container Corp. Of India Ltd.	18,900
13,307	Dabur India Ltd.	57,468
2,950	Dr Reddy’s Laboratories Ltd.	114,797
341	Eicher Motors Ltd.*	150,696
568,982	Fortis Healthcare Ltd.*	1,725,327
10,690	GAIL India Ltd.	68,453

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 6.2% - (continued)
3,495	Glenmark Pharmaceuticals Ltd.	$34,587
3,003	Godrej Consumer Products Ltd.	84,464
5,044	Grasim Industries Ltd.	89,529
6,303	Havells India Ltd.	47,863
14,421	HCL Technologies Ltd.	192,273
93,000	HDFC Bank Ltd.	2,364,549
16,983	HDFC Bank Ltd., ADR	1,491,107
1,260	Hero MotoCorp Ltd.	73,606
32,091	Hindalco Industries Ltd.	99,723
11,354	Hindustan Petroleum Corp., Ltd.	97,502
16,588	Hindustan Unilever Ltd.	275,130
38,462	Housing Development Finance Corp., Ltd.	940,367
54,197	ICICI Bank Ltd.	272,351
32,040	Idea Cellular Ltd.	39,865
34,702	IDFC Bank Ltd.	30,983
8,170	Indiabulls Housing Finance Ltd.	145,753
14,660	Indian Oil Corp., Ltd.	97,525
46,947	Infosys Ltd.	709,058
86,696	ITC Ltd.*	421,032
21,380	JSW Steel Ltd.	64,325
7,998	Larsen & Toubro Ltd.	218,002
7,539	LIC Housing Finance Ltd.	85,560
5,650	Lupin Ltd.	101,579
7,018	Mahindra & Mahindra Financial Services Ltd.	38,913
9,521	Mahindra & Mahindra Ltd.	208,873
11,385	Marico Ltd.	55,217
2,701	Maruti Suzuki India Ltd.	302,605
10,756	Motherson Sumi Systems Ltd.*	75,124
584	Nestle India Ltd.	60,027
41,679	NTPC Ltd.	103,382
32,550	Oil & Natural Gas Corp., Ltd.	89,342
181,000	Phoenix Mills Ltd.	1,158,979
1,959	Piramal Enterprises Ltd.*	83,392
16,158	Power Finance Corp., Ltd.	33,461
33,146	Reliance Industries Ltd.*	688,690
17,436	Rural Electrification Corp., Ltd.	52,232
211	Shree Cement Ltd.	58,718
3,722	Shriram Transport Finance Co., Ltd.	58,706
1,788	Siemens Ltd.	38,037
41,705	State Bank of India	186,274
70,000	Strides Shasun Ltd.	975,161
24,519	Sun Pharmaceutical Industries Ltd.	191,367
153,313	Syngene International Ltd., (Restricted)*(a)	1,138,605
12,082	Tata Consultancy Services Ltd.	475,336
40,392	Tata Motors Ltd.	297,723
9,692	Tata Motors Ltd., Class A Shares	43,212
28,154	Tata Power Co., Ltd.	35,356
7,620	Tata Steel Ltd.	59,690
11,467	Tech Mahindra Ltd.	69,184
7,849	Titan Co., Ltd.*	57,780
87,881	TVS Motor Co., Ltd.	731,660
2,244	UltraTech Cement Ltd.	146,058
1,671	United Spirits Ltd.*	58,484
9,066	UPL Ltd.	122,082
45,680	Vedanta Ltd.*	5,426
37,995	Vedanta Ltd.	140,087
15,526	Wipro Ltd.	128,999
44,882	Yes Bank Ltd.	997,676
14,516	Zee Entertainment Enterprises Ltd.	116,118

	Total India	28,680,062

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 3.9%
363,400	Adaro Energy Tbk PT	$40,917
44,800	AKR Corporindo Tbk PT	22,278
4,461,400	Astra International Tbk PT	2,929,905
249,000	Bank Central Asia Tbk PT	316,189
84,900	Bank Danamon Indonesia Tbk PT	32,864
3,479,462	Bank Mandiri Persero Tbk PT	3,290,259
188,600	Bank Negara Indonesia Persero Tbk PT	91,514
3,978,600	Bank Rakyat Indonesia Persero Tbk PT	4,329,696
192,800	Bumi Serpong Damai Tbk PT*	26,233
186,200	Charoen Pokphand Indonesia Tbk PT	44,337
12,100	Gudang Garam Tbk PT	67,158
235,900	Hanjaya Mandala Sampoerna Tbk PT	69,713
37,200	Indocement Tunggal Prakarsa Tbk PT	51,652
58,600	Indofood CBP Sukses Makmur Tbk PT	38,304
110,900	Indofood Sukses Makmur Tbk PT	72,828
54,967	Jasa Marga Persero Tbk PT	21,659
531,900	Kalbe Farma Tbk PT	61,522
2,042,000	Link Net Tbk PT	868,153
464,800	Lippo Karawaci Tbk PT	23,724
69,778	Matahari Department Store Tbk PT	79,190
125,600	Media Nusantara Citra Tbk PT*	17,914
615,200	Pakuwon Jati Tbk PT	28,163
275,400	Perusahaan Gas Negara Persero Tbk	49,604
1,555,600	Semen Indonesia Persero Tbk PT	1,103,320
254,000	Summarecon Agung Tbk PT	25,163
147,100	Surya Citra Media Tbk PT	32,133
1,287,687	Telekomunikasi Indonesia Persero Tbk PT	420,379
103,350	Telekomunikasi Indonesia Persero Tbk PT, ADR(d)	3,407,449
60,800	Tower Bersama Infrastructure Tbk PT	26,354
38,700	Unilever Indonesia Tbk PT	134,130
42,400	United Tractors Tbk PT	88,401
119,000	Waskita Karya Persero Tbk PT	21,316
94,700	XL Axiata Tbk PT*	21,027

	Total Indonesia	17,853,448

Kenya - 0.6%
12,500,000	Safaricom Ltd.	2,722,541

Malaysia - 1.1%
46,100	AirAsia Bhd	32,087
25,600	Alliance Financial Group Bhd	25,859
46,100	AMMB Holdings Bhd	56,100
38,800	Astro Malaysia Holdings Bhd	23,021
67,000	Axiata Group Bhd	79,496
124,853	British American Tobacco Malaysia Bhd	1,300,743
85,407	CIMB Group Holdings Bhd	126,068
78,500	Dialog Group Bhd	35,205
88,600	DiGi.Com Bhd	102,425
32,100	Felda Global Ventures Holdings Bhd	13,079
42,500	Gamuda Bhd	53,013
57,500	Genting Bhd	133,905
74,700	Genting Malaysia Bhd	97,979
5,900	Genting Plantations Bhd	15,078
14,100	HAP Seng Consolidated Bhd	30,233
16,500	Hartalega Holdings Bhd	23,379
16,600	Hong Leong Bank Bhd	54,159
5,900	Hong Leong Financial Group Bhd	22,834
52,000	IHH Healthcare Bhd	70,104
72,500	IJM Corp. Bhd	58,934
56,900	IOI Corp. Bhd	60,499
48,750	IOI Properties Group Bhd	24,177
10,900	Kuala Lumpur Kepong Bhd	62,818
92,000	Malayan Banking Bhd	202,800

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Malaysia - 1.1% - (continued)
449,000	Malaysia Airports Holdings Bhd	$912,430
47,600	Maxis Bhd	68,376
28,400	MISC Bhd	49,836
60,500	Petronas Chemicals Group Bhd	103,026
5,000	Petronas Dagangan Bhd	28,626
17,400	Petronas Gas Bhd	75,117
12,000	PPB Group Bhd	46,892
69,400	Public Bank Bhd	325,168
20,300	RHB Bank Bhd	25,556
109,600	Sapura Energy Bhd	45,307
62,600	Sime Darby Bhd	136,226
28,900	Telekom Malaysia Bhd	43,751
86,600	Tenaga Nasional Bhd	278,734
11,800	UMW Holdings Bhd*	16,537
25,800	Westports Holdings Bhd	24,466
109,000	YTL Corp. Bhd	38,187
52,300	YTL Power International Bhd	18,692

	Total Malaysia	4,940,922

Malta - 0.0%
8,548	Brait SE*	52,975

Mexico - 3.9%
71,300	Alfa SAB de CV, Class A Shares	102,824
232,178	América Móvil SAB de CV, Class L Shares, ADR	3,745,031
847,478	América Móvil SAB de CV, Series L	680,400
10,707	Arca Continental SAB de CV	76,096
372,683	Cemex SAB de CV*	308,404
12,600	Coca-Cola Femsa SAB de CV, Series L	101,362
762,000	Concentradora Hipotecaria SAPI de CV, REIT	909,284
4,730	El Puerto de Liverpool SAB de CV, Class C1 Shares	36,879
71,100	Fibra Uno Administracion SA de CV, REIT	126,825
46,933	Fomento Economico Mexicano SAB de CV	443,002
23,740	Fomento Económico Mexicano SAB de CV, ADR	2,239,632
24,800	Gentera SAB de CV*	40,074
5,475	Gruma SAB de CV, Class B Shares	71,240
9,086	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	91,279
5,309	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	104,805
42,056	Grupo Bimbo SAB de CV, Series A	97,528
14,300	Grupo Carso SAB de CV, Series A1	60,755
63,779	Grupo Financiero Banorte SAB de CV, Class O Shares	366,474
59,000	Grupo Financiero Inbursa SAB de CV, Class O Shares	98,027
45,271	Grupo Financiero Santander Mexico SAB de CV, Class B Shares	82,792
282	Grupo Financiero Santander Mexico SAB de CV, Class B Shares, ADR	2,578
15,700	Grupo Lala SAB de CV, Class B Shares	26,548
492,194	Grupo México SAB de CV, Series B	1,332,245
62,472	Grupo Televisa SAB	303,012
3,515	Industrias Peñoles SAB de CV	76,227
13,163	Infraestructura Energetica Nova SAB de CV	61,361
712,900	Kimberly-Clark de México SAB de CV, Class A Shares	1,414,636
27,162	Mexichem SAB de CV	71,598
19,800	OHL Mexico SAB de CV	22,247
983,216	PLA Administradora Industrial S de RL de CV, REIT*	1,658,379
6,730	Promotora y Operadora de Infraestructura SAB de CV	70,155
530,000	Qualitas Controladora SAB de CV	900,767
707,000	Unifin Financiera SAB de CV SOFOM ENR	1,889,403
133,835	Wal-Mart de Mexico SAB de CV	306,415

	Total Mexico	17,918,284

Pakistan - 0.8%
1,900	Engro Corp., Ltd.	6,715
479,335	Habib Bank Ltd.	1,241,234
3,299	Lucky Cement Ltd.	27,039
2,800	MCB Bank Ltd.	5,884

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Pakistan - 0.8% - (continued)
610,762	Oil & Gas Development Co., Ltd.	$1,031,296
907,216	Pakistan Petroleum Ltd.	1,499,981
12,400	United Bank Ltd.	28,139

	Total Pakistan	3,840,288

Peru - 0.5%
4,824	Cia de Minas Buenaventura SAA, ADR	60,010
13,128	Credicorp Ltd.	2,199,203
2,150	Southern Copper Corp.	75,164

	Total Peru	2,334,377

Philippines - 1.6%
49,060	Aboitiz Equity Ventures Inc.	74,926
37,300	Aboitiz Power Corp.	29,403
52,800	Alliance Global Group Inc.	16,416
6,250	Ayala Corp.	108,958
2,497,900	Ayala Land Inc.	1,976,767
18,090	Bank of the Philippine Islands	38,298
50,194	BDO Unibank Inc.	123,497
101,900	DMCI Holdings Inc.	27,508
238,200	Energy Development Corp.	29,186
845	Globe Telecom Inc.	35,812
1,980	GT Capital Holdings Inc.	47,506
202,410	International Container Terminal Services Inc.	404,595
72,360	JG Summit Holdings Inc.	115,754
10,760	Jollibee Foods Corp.	44,265
284,600	Megaworld Corp.	26,865
419,500	Metro Pacific Investments Corp.	52,828
16,230	Metropolitan Bank & Trust Co.	28,503
2,465	PLDT Inc.	86,103
46,776	PLDT Inc., ADR(d)	1,646,515
41,400	Robinsons Land Corp.	20,617
1,176,000	Robinsons Retail Holdings Inc.	2,024,387
2,890	Security Bank Corp.	12,642
6,080	SM Investments Corp.	94,153
211,800	SM Prime Holdings Inc.	143,362
22,070	Universal Robina Corp.	71,830

	Total Philippines	7,280,696

Poland - 0.4%
2,267	Alior Bank SA*	41,552
839	Bank Handlowy w Warszawie SA	15,685
15,277	Bank Millennium SA*	28,613
3,992	Bank Pekao SA	148,199
1,001	Bank Zachodni WBK SA	91,366
882	CCC SA	49,866
4,756	Cyfrowy Polsat SA*	34,166
1,916	Eurocash SA	15,901
1,123	Grupa Azoty SA	19,142
2,342	Grupa Lotos SA*	33,894
1,350	Jastrzebska Spolka Weglowa SA*	24,303
3,524	KGHM Polska Miedz SA	100,250
4,815	KRUK SA	389,530
32	LPP SA	53,964
371	mBank SA*	42,104
16,889	Orange Polska SA	20,686
21,259	PGE Polska Grupa Energetyczna SA	62,442
8,196	Polski Koncern Naftowy ORLEN SA	234,087
44,416	Polskie Gornictwo Naftowe i Gazownictwo SA	75,871
22,355	Powszechna Kasa Oszczednosci Bank Polski SA	219,642
14,340	Powszechny Zaklad Ubezpieczen SA	170,986
14,745	Synthos SA	19,417
26,657	Tauron Polska Energia SA*	23,081

	Total Poland	1,914,747

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.2%
2,730	Barwa Real Estate Co.	$25,416
5,404	Commercial Bank QSC*	46,165
20,330	Ezdan Holding Group QSC	61,028
3,938	Industries Qatar QSC	110,924
9,762	Masraf Al Rayan QSC	118,682
2,090	Ooredoo QSC	59,865
737	Qatar Electricity & Water Co. QSC	42,484
5,134	Qatar Gas Transport Co., Ltd.	26,594
3,533	Qatar Insurance Co. SAQ	65,492
1,581	Qatar Islamic Bank SAQ	44,375
5,954	Qatar National Bank QPSC	240,679

	Total Qatar	841,704

Romania - 0.0%
6,036	New Europe Property Investments PLC	70,389

Russia - 5.0%
1,103,526	Alrosa PJSC	1,719,110
272,172	Gazprom PJSC	577,234
315,442	Gazprom PJSC, ADR	1,316,476
940,688	Inter RAO UES PJSC	66,164
10,865	Lukoil PJSC	527,413
63,560	Lukoil PJSC, ADR	3,066,770
42,320	Magnit PJSC, Class Registered Shares, GDR	1,514,178
1,478	MMC Norilsk Nickel PJSC	205,933
307,350	Mobile TeleSystems PJSC, ADR	2,707,754
34,460	Moscow Exchange MICEX-RTS PJSC	61,369
2,400	Novatek PJSC, Class Registered Shares, GDR	270,621
30,235	Novolipetsk Steel PJSC*	61,575
2,462	PhosAgro PJSC, Class Registered Shares, GDR	35,762
27,023	Rosneft Oil Co. PJSC	143,684
23,025	Rostelecom PJSC	29,028
3,540,320	RusHydro PJSC	48,690
1,986,719	Sberbank of Russia PJSC	5,462,367
264,000	Sberbank of Russia PJSC, ADR	2,954,160
5,290	Severstal PJSC	68,884
4,280	Sistema PJSC FC, Class Registered Shares, GDR	19,281
181,300	Surgutneftegas OJSC	96,799
1	T Plus PJSC*(b)	—
36,181	Tatneft PJSC	245,297
119,395,647	VTB Bank PJSC	139,215
67,000	Yandex NV, Class A Shares*	1,774,160

	Total Russia	23,111,924

South Africa - 7.4%
621,000	Advtech Ltd.	846,867
1,362	Anglo American Platinum Ltd.*	29,114
10,430	AngloGold Ashanti Ltd.	119,000
47,329	Aspen Pharmacare Holdings Ltd.	1,071,647
11,819	Barclays Africa Group Ltd.	125,303
8,569	Bid Corp., Ltd.	195,775
134,199	Bidvest Group Ltd.	1,749,163
1,019	Capitec Bank Holdings Ltd.	60,348
5,703	Coronation Fund Managers Ltd.	30,667
8,972	Discovery Ltd.	87,655
5,107	Exxaro Resources Ltd.	39,766
85,989	FirstRand Ltd.	322,508
24,223	Fortress Income Fund Ltd., REIT, Class A Shares	31,337
19,183	Fortress Income Fund Ltd., REIT, Class B Shares	51,094
5,397	Foschini Group Ltd.	56,989
20,989	Gold Fields Ltd.	75,100
53,531	Growthpoint Properties Ltd., REIT	102,314
6,123	Hyprop Investments Ltd., REIT	55,342
15,793	Impala Platinum Holdings Ltd.*	44,586

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 7.4% - (continued)
143,260	Imperial Holdings Ltd.	$1,813,824
6,258	Investec Ltd.	49,171
2,924	Liberty Holdings Ltd.	25,445
670,174	Life Healthcare Group Holdings Ltd.	1,425,944
2,726	Massmart Holdings Ltd.	24,145
26,001	MMI Holdings Ltd.	43,363
2,995	Mondi Ltd.	78,844
6,081	Mr Price Group Ltd.	69,554
43,327	MTN Group Ltd.	388,230
39,396	Naspers Ltd., Class N Shares	8,159,093
88,967	Nedbank Group Ltd.	1,489,311
24,015	Netcare Ltd.	49,319
9,359	Pick n Pay Stores Ltd.	42,934
3,220	Pioneer Foods Group Ltd.	34,863
1,522,723	PPC Ltd.*	710,852
2,310	PSG Group Ltd.	42,189
16,688	Rand Merchant Investment Holdings Ltd.	51,213
128,130	Redefine Properties Ltd., REIT	103,062
13,416	Remgro Ltd.	222,599
8,617	Resilient REIT Ltd.	79,028
567,594	Rhodes Food Group Pty Ltd.	982,226
17,802	RMB Holdings Ltd.	83,315
334,487	Sanlam Ltd.	1,749,617
13,685	Sappi Ltd.	101,104
14,146	Sasol Ltd.	421,721
215,144	Shoprite Holdings Ltd.	3,427,905
18,532	Sibanye Gold Ltd.	23,043
4,673	SPAR Group Ltd.	60,900
160,029	Standard Bank Group Ltd.	1,782,691
76,071	Steinhoff International Holdings NV	405,983
6,698	Telkom SA SOC Ltd.	37,661
4,171	Tiger Brands Ltd.	122,112
983,173	Transaction Capital Ltd.	1,110,378
11,641	Truworths International Ltd.	66,433
166,598	Vodacom Group Ltd.	2,099,185
278,916	Woolworths Holdings Ltd.	1,431,118

	Total South Africa	33,902,950

South Korea - 10.8%
821	Amorepacific Corp.	251,536
706	AMOREPACIFIC Group	94,906
502	BGF retail Co., Ltd.	62,549
6,659	BNK Financial Group Inc.	59,472
2,033	Celltrion Inc.*(d)	173,600
1,752	Cheil Worldwide Inc.	30,043
200	CJ CheilJedang Corp.	68,228
369	CJ Corp.	69,709
479	CJ E&M Corp.	33,629
174	CJ Korea Express Corp.*	29,919
28,903	Coway Co., Ltd.	2,597,114
706	Daelim Industrial Co., Ltd.	58,267
3,187	Daewoo Engineering & Construction Co., Ltd.*	21,492
4,444	DGB Financial Group Inc.	45,674
1,253	Dongbu Insurance Co., Ltd.	75,784
890	Dongsuh Cos., Inc.	25,781
1,210	Doosan Heavy Industries & Construction Co., Ltd.	24,642
497	E-MART Inc.	107,873
1,257	GS Engineering & Construction Corp.*	34,468
1,305	GS Holdings Corp.	84,972
684	GS Retail Co., Ltd.	34,273
7,562	Hana Financial Group Inc.	277,581
1,899	Hankook Tire Co., Ltd.	103,297

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.8% - (continued)
141	Hanmi Pharm Co., Ltd.*(d)	$48,135
314	Hanmi Science Co., Ltd.*(d)	20,761
4,728	Hanon Systems	43,709
268	Hanssem Co., Ltd.	52,664
2,668	Hanwha Chemical Corp.	71,015
1,147	Hanwha Corp.	49,023
248,282	Hanwha Life Insurance Co., Ltd.	1,561,943
950	Hanwha Techwin Co., Ltd.*	42,386
844	Hotel Shilla Co., Ltd.(d)	45,829
534	Hyosung Corp.	80,132
389	Hyundai Department Store Co., Ltd.	40,306
1,430	Hyundai Development Co-Engineering & Construction	65,653
1,836	Hyundai Engineering & Construction Co., Ltd.	79,864
476	Hyundai Glovis Co., Ltd.	67,814
796	Hyundai Heavy Industries Co., Ltd.*	123,388
1,582	Hyundai Marine & Fire Insurance Co., Ltd.	53,364
13,814	Hyundai Mobis Co., Ltd.	3,392,719
3,939	Hyundai Motor Co.	573,492
190	Hyundai Robotics Co., Ltd.*	69,244
2,041	Hyundai Steel Co.	107,920
416	Hyundai Wia Corp.	25,645
6,416	Industrial Bank of Korea	73,928
760	Kakao Corp.	66,907
2,983	Kangwon Land Inc.	96,579
60,388	KB Financial Group Inc.	2,891,067
148	KCC Corp.	53,868
571	KEPCO Plant Service & Engineering Co., Ltd.	27,032
6,732	Kia Motors Corp.	234,813
1,743	Korea Aerospace Industries Ltd.	99,013
6,560	Korea Electric Power Corp.	250,677
714	Korea Gas Corp.*	32,399
993	Korea Investment Holdings Co., Ltd.	54,274
217	Korea Zinc Co., Ltd.	84,896
1,151	Korean Air Lines Co., Ltd.*	36,497
14,768	KT&G Corp.	1,464,117
465	Kumho Petrochemical Co., Ltd.	32,480
1,172	LG Chem Ltd.	316,141
2,425	LG Corp.	175,449
5,884	LG Display Co., Ltd.	171,334
2,718	LG Electronics Inc.	200,815
239	LG Household & Health Care Ltd.	209,825
360	LG Innotek Co., Ltd.	43,088
3,573	LG Uplus Corp.	51,736
390	Lotte Chemical Corp.	125,646
16	Lotte Chilsung Beverage Co., Ltd.	25,808
145	Lotte Confectionery Co., Ltd.	28,493
280	Lotte Shopping Co., Ltd.	71,652
107	Medy-Tox Inc.	49,891
9,834	Mirae Asset Daewoo Co., Ltd.	83,441
2,441	NAVER Corp.	1,842,042
443	NCSoft Corp.	149,406
427	Netmarble Games Corp.*(a)	57,975
3,589	NH Investment & Securities Co., Ltd.	45,359
423	OCI Co., Ltd.	33,626
91	Orion Corp.(b)	64,862
31	Ottogi Corp.	23,563
1,893	POSCO	477,941
1,157	Posco Daewoo Corp.	24,957
482	S-1 Corp.	44,990
5,174	Samsung Biologics Co., Ltd.*(d)	1,016,722
1,939	Samsung C&T Corp.	238,138

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 10.8% - (continued)
884	Samsung Card Co., Ltd.	$33,161
1,431	Samsung Electro-Mechanics Co., Ltd.	105,449
8,296	Samsung Electronics Co., Ltd.	16,508,492
847	Samsung Fire & Marine Insurance Co., Ltd.	221,290
7,320	Samsung Heavy Industries Co., Ltd.*	80,419
1,788	Samsung Life Insurance Co., Ltd.	194,825
1,391	Samsung SDI Co., Ltd.	204,854
880	Samsung SDS Co., Ltd.	128,122
1,658	Samsung Securities Co., Ltd.	59,458
87,671	Shinhan Financial Group Co., Ltd.	3,872,276
188	Shinsegae Inc.	40,895
799	SK Holdings Co., Ltd.	195,183
77,784	SK Hynix Inc.	3,949,549
1,654	SK Innovation Co., Ltd.	249,671
3,204	SK Networks Co., Ltd.	21,196
514	SK Telecom Co., Ltd.	116,311
1,140	S-Oil Corp.	105,389
22,078	Soulbrain Co., Ltd.	1,299,860
7,823	Woori Bank	106,965
206	Yuhan Corp.	46,001

	Total South Korea	49,590,628

Spain - 0.7%
139,201	CIE Automotive SA	3,315,824

Switzerland - 0.6%
20,300	Luxoft Holding Inc., Class A Shares*	1,311,380
46,800	Wizz Air Holdings PLC, (Restricted)*(a)	1,375,841

	Total Switzerland	2,687,221

Taiwan - 7.5%
74,000	Acer Inc.*	40,448
164,997	Advanced Semiconductor Engineering Inc.	210,095
8,000	Advantech Co., Ltd.	64,537
60,000	Asia Cement Corp.	55,434
54,000	Asia Pacific Telecom Co., Ltd.*	18,423
18,000	Asustek Computer Inc.	170,187
221,000	AU Optronics Corp.	86,142
515,000	Basso Industry Corp.	1,457,269
17,000	Catcher Technology Co., Ltd.	178,255
209,000	Cathay Financial Holding Co., Ltd.	326,746
26,000	Chailease Holding Co., Ltd.	70,034
125,080	Chang Hwa Commercial Bank Ltd.	72,824
49,000	Cheng Shin Rubber Industry Co., Ltd.	98,706
13,000	Chicony Electronics Co., Ltd.	33,581
67,000	China Airlines Ltd.	20,471
345,000	China Development Financial Holding Corp.	94,079
88,000	China Life Insurance Co., Ltd.	86,121
302,000	China Steel Corp.	247,962
269,000	Chroma ATE Inc.	839,620
97,000	Chunghwa Telecom Co., Ltd.	347,491
108,000	Compal Electronics Inc.	71,881
447,880	CTBC Financial Holding Co., Ltd.	284,526
50,000	Delta Electronics Inc.	274,561
210,919	E.Sun Financial Holding Co., Ltd.	130,019
5,000	Eclat Textile Co., Ltd.	50,891
51,450	Eva Airways Corp.	25,090
44,000	Evergreen Marine Corp. Taiwan Ltd.*	22,040
82,000	Far Eastern New Century Corp.	66,208
41,000	Far EasTone Telecommunications Co., Ltd.	104,056
11,000	Feng TAY Enterprise Co., Ltd.	42,739
243,485	First Financial Holding Co., Ltd.	155,493
81,000	Formosa Chemicals & Fibre Corp.	245,335
29,000	Formosa Petrochemical Corp.	103,899

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 7.5% - (continued)
106,000	Formosa Plastics Corp.	$314,195
20,000	Formosa Taffeta Co., Ltd.	20,867
23,230	Foxconn Technology Co., Ltd.	65,496
170,000	Fubon Financial Holding Co., Ltd.	258,570
7,000	Giant Manufacturing Co., Ltd.	40,931
21,000	Highwealth Construction Corp.	34,589
5,100	Hiwin Technologies Corp.	34,345
906,825	Hon Hai Precision Industry Co., Ltd.	3,087,242
6,000	Hotai Motor Co., Ltd.	78,334
17,000	HTC Corp.*	40,956
186,912	Hua Nan Financial Holdings Co., Ltd.	106,963
229,000	Innolux Corp.	102,740
63,000	Inventec Corp.	46,672
19,541	Largan Precision Co., Ltd.	3,073,040
53,264	Lite-On Technology Corp.	89,025
38,000	MediaTek Inc.	289,940
278,000	Mega Financial Holding Co., Ltd.	223,265
5,000	Merida Industry Co., Ltd.	26,972
17,000	Micro-Star International Co., Ltd.	39,477
122,000	Nan Ya Plastics Corp.	289,109
17,000	Nanya Technology Corp.	28,548
4,000	Nien Made Enterprise Co., Ltd.	41,540
15,000	Novatek Microelectronics Corp.	59,287
4,000	OBI Pharma Inc.*	34,036
49,000	Pegatron Corp.	150,118
4,000	Phison Electronics Corp.	43,126
56,000	Pou Chen Corp.	76,959
17,000	Powertech Technology Inc.	52,109
136,000	Poya International Co., Ltd.	1,862,712
14,539	President Chain Store Corp.	129,444
68,000	Quanta Computer Inc.	154,788
11,000	Realtek Semiconductor Corp.	36,535
21,000	Ruentex Development Co., Ltd.*	24,278
14,000	Ruentex Industries Ltd.	20,899
209,000	Shin Kong Financial Holding Co., Ltd.*	53,732
56,000	Siliconware Precision Industries Co., Ltd.	94,377
258,300	SinoPac Financial Holdings Co., Ltd.	79,789
9,990	Standard Foods Corp.	26,824
35,700	Synnex Technology International Corp.	40,860
4,000	TaiMed Biologics Inc.*	25,212
217,689	Taishin Financial Holding Co., Ltd.	97,131
101,850	Taiwan Business Bank	28,450
84,000	Taiwan Cement Corp.	95,969
195,810	Taiwan Cooperative Financial Holding Co., Ltd.	101,012
19,000	Taiwan Fertilizer Co., Ltd.	25,245
42,000	Taiwan Mobile Co., Ltd.	155,903
2,385,132	Taiwan Semiconductor Manufacturing Co., Ltd.	16,013,973
48,000	Teco Electric and Machinery Co., Ltd.	46,063
5,000	Transcend Information Inc.	17,085
123,000	Uni-President Enterprises Corp.	245,232
306,000	United Microelectronics Corp.	126,101
23,000	Vanguard International Semiconductor Corp.	43,175
62,824	Wistron Corp.	57,808
38,000	WPG Holdings Ltd.	50,678
243,000	Yuanta Financial Holding Co., Ltd.	105,311
22,000	Yulon Motor Co., Ltd.	19,604
10,000	Zhen Ding Technology Holding Ltd.	24,513

	Total Taiwan	34,646,317

Thailand - 2.2%
28,600	Advanced Info Service PCL, NVDR	145,318
108,000	Airports of Thailand PCL, NVDR	134,800

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Thailand - 2.2% - (continued)
6,400	Bangkok Bank PCL, Class Registered Shares	$34,962
97,700	Bangkok Dusit Medical Services PCL, NVDR(d)	53,373
173,300	Bangkok Expressway & Metro PCL, NVDR	36,898
62,000	Banpu PCL, NVDR	32,409
24,800	BEC World PCL, NVDR	16,118
34,400	Berli Jucker PCL, NVDR(d)	46,218
149,400	BTS Group Holdings PCL, NVDR	37,515
9,000	Bumrungrad Hospital PCL, NVDR	45,861
39,800	Central Pattana PCL, NVDR	77,144
68,400	Charoen Pokphand Foods PCL, NVDR	50,017
2,284,200	CP ALL PCL, NVDR	4,192,937
12,600	Delta Electronics Thailand PCL, NVDR	33,303
3,400	Electricity Generating PCL, NVDR	21,369
28,000	Energy Absolute PCL, NVDR	24,464
13,000	Glow Energy PCL, NVDR	30,734
99,300	Home Product Center PCL, NVDR	28,870
36,400	Indorama Ventures PCL, NVDR	39,291
254,400	IRPC PCL, NVDR(d)	38,102
147,400	Kasikornbank PCL	809,502
9,000	KCE Electronics PCL, NVDR	28,551
89,600	Krung Thai Bank PCL, NVDR	50,259
54,200	Minor International PCL, NVDR	59,726
35,500	PTT Exploration & Production PCL, NVDR	93,828
52,500	PTT Global Chemical PCL, NVDR	109,465
25,500	PTT PCL, NVDR	294,345
12,600	Robinson PCL, NVDR	22,020
102,400	Siam Cement PCL, Class Registered Shares	1,575,830
2,800	Siam Cement PCL, NVDR	43,253
45,100	Siam Commercial Bank PCL, NVDR	202,645
1,086,720	Srisawad Power 1979 PCL, NVDR	1,603,929
20,700	Thai Oil PCL, NVDR	46,809
48,400	Thai Union Group PCL, NVDR	29,876
338,600	TMB Bank PCL, NVDR	21,482
253,200	True Corp. PCL, NVDR*(d)	46,102

	Total Thailand	10,157,325

Turkey - 3.5%
740,801	Akbank TAS	2,001,841
5,229	Anadolu Efes Biracilik Ve Malt Sanayii AS	30,716
5,951	Arcelik AS	41,205
158,000	AvivaSA Emeklilik ve Hayat AS	831,326
5,364	BIM Birlesik Magazalar AS	95,444
1,916	Coca-Cola Icecek AS	20,100
47,768	Emlak Konut Gayrimenkul Yatirim Ortakligi AS, REIT*	41,311
35,358	Eregli Demir ve Celik Fabrikalari TAS	64,221
1,793	Ford Otomotiv Sanayi AS	20,553
23,458	Haci Ömer Sabanci Holding AS	71,149
376,954	KOC Holding AS	1,713,877
16,988	Petkim Petrokimya Holding AS	26,635
4,165	TAV Havalimanlari Holding AS	20,418
238,122	Tofas Turk Otomobil Fabrikasi AS	1,977,697
65,912	Tüpras Türkiye Petrol Rafinerileri AS	1,775,239
14,117	Turk Hava Yollari AO*	28,980
708,977	Türk Telekomunikasyon AS*	1,296,257
496,814	Turkcell Iletisim Hizmetleri AS	1,709,713
58,362	Türkiye Garanti Bankasi AS	158,865
16,010	Türkiye Halk Bankasi AS	57,634
816,143	Türkiye Is Bankasi, Class C Shares	1,622,248
6,364,097	Turkiye Sinai Kalkinma Bankasi AS	2,399,651
18,216	Türkiye Sise ve Cam Fabrikalari AS	24,327
19,105	Türkiye Vakiflar Bankasi TAO, Class D Shares	34,724
3,889	Ulker Biskuvi Sanayi AS	22,753

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 3.5% - (continued)
22,103	Yapi ve Kredi Bankasi AS*	$27,577

	Total Turkey	16,114,461

United Arab Emirates - 0.4%
49,559	Abu Dhabi Commercial Bank PJSC	98,488
79,701	Aldar Properties PJSC	47,952
4,206	DP World Ltd.	96,743
31,535	Dubai Islamic Bank PJSC	49,880
49,119	Emaar Malls PJSC	33,431
89,632	Emaar Properties PJSC	173,490
44,438	Emirates Telecommunications Group Co. PJSC	208,088
45,807	First Abu Dhabi Bank PJSC	131,571
32,000	NMC Health PLC	937,743

	Total United Arab Emirates	1,777,386

United States - 0.6%
606,300	Samsonite International SA	2,437,252
9,299	Yum China Holdings Inc.*	357,175

	Total United States	2,794,427

	TOTAL COMMON STOCKS (Cost - $344,991,363)	430,762,562

PREFERRED STOCKS - 3.4%
Brazil - 1.0%
78,038	Banco Bradesco SA, Class Preferred Shares	663,650
3,900	Braskem SA, Class Preferred A Shares	39,927
5,700	Centrais Eletricas Brasileiras SA, Class Preferred B Shares	30,402
4,000	Cia Brasileira de Distribuicao, Class Preferred Shares*	85,264
20,670	Cia Energetica de Minas Gerais, Class Preferred Shares	48,800
2,600	Cia Paranaense de Energia, Class Preferred B Shares	22,376
23,200	Gerdau SA, Class Preferred Shares	68,395
191,437	Itaú Unibanco Holding SA, Class Preferred Shares	2,103,053
101,095	Itausa - Investimentos Itau SA, Class Preferred Shares	279,600
18,605	Lojas Americanas SA, Class Preferred Shares	83,940
100,187	Petroleo Brasileiro SA, Class Preferred Shares*	401,237
10,200	Suzano Papel e Celulose SA, Class Preferred A Shares	48,383
11,300	Telefonica Brasil SA, Class Preferred Shares	163,422
49,201	Vale SA, Class Preferred Shares	392,112

	Total Brazil	4,430,561

Chile - 0.0%
6,556	Embotelladora Andina SA, Class Preferred B Shares	26,956
2,428	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	87,459

	Total Chile	114,415

Colombia - 0.4%
164,000	Banco Davivienda SA, Class Preferred Shares	1,856,933
11,482	Bancolombia SA, Class Preferred Shares	127,015
88,943	Grupo Aval Acciones y Valores SA, Class Preferred Shares	37,056
3,430	Grupo de Inversiones Suramericana SA, Class Preferred Shares	44,483

	Total Colombia	2,065,487

Russia - 0.0%
175,600	Surgutneftegas OJSC, Class Preferred Shares	87,393
29	Transneft PJSC, Class Preferred Shares	81,150

	Total Russia	168,543

South Korea - 2.0%
226	Amorepacific Corp., Class Preferred Shares	42,996
1,537	Hyundai Motor Co., Class Preferred Shares	152,121
194	LG Chem Ltd., Class Preferred Shares	35,263
52	LG Household & Health Care Ltd., Class Preferred Shares	28,607
5,615	Samsung Electronics Co., Ltd., Class Preferred Shares	8,724,046

	Total South Korea	8,983,033

	TOTAL PREFERRED STOCKS (Cost - $12,681,088)	15,762,039

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
RIGHT - 0.0%
South Africa - 0.0%
23,827		Sibanye Gold Ltd.* (Cost - $36,008)	$8,174

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $357,708,459)	446,532,775

Face Amount†
SHORT-TERM INVESTMENTS (e) - 3.2%
MONEY MARKET FUND - 0.5%
$ 2,563,130		Invesco STIT - Government & Agency Portfolio, Institutional Class(f) (Cost - $2,563,130)	2,563,130

TIME DEPOSITS - 2.7%
5,077,754		ANZ National Bank - London, 0.420% due 6/1/17	5,077,754
		BBH - Grand Cayman:
14,661	EUR	(0.568)% due 6/1/17	16,469
40,825	HKD	0.005% due 6/1/17	5,239
1	SGD	0.010% due 6/1/17	1
1	GBP	0.050% due 6/1/17	2
264,225	HKD	Deutsche Bank AG - Grand Cayman, 0.005% due 6/1/17	33,907
5,847,715		JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	5,847,715
1,271,347		Sumitomo - Tokyo, 0.420% due 6/1/17	1,271,347
283,844	ZAR	Wells Fargo - Grand Cayman, 7.050% due 6/1/17	21,639

		TOTAL TIME DEPOSITS (Cost - $12,274,073)	12,274,073

		TOTAL SHORT-TERM INVESTMENTS (Cost - $14,837,203)	14,837,203

		TOTAL INVESTMENTS - 100.2% (Cost - $372,545,662#)	461,369,978

		Liabilities in Excess of Other Assets - (0.2)%	(1,046,421)

		TOTAL NET ASSETS - 100.0%	$460,323,557

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security trades on the Hong Kong exchange.
(d)	All or a portion of this security is on loan (see Note 1).
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Summary of Investments by Security Sector^
Financials	25.3%
Information Technology	22.8
Consumer Discretionary	14.0
Telecommunication Services	6.7
Consumer Staples	6.7
Industrials	5.5
Energy	5.0
Health Care	4.0
Materials	3.4
Real Estate	1.9
Utilities	1.5
Short-Term Investments	3.2

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2017, Emerging Markets Equity Fund had open exchange traded futures contracts as described below.

The unrealized appreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index June Futures	20	6/17	$1,003,800	$55,905

At May 31, 2017, Emerging Markets Equity Fund had deposited cash of $40,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 29.4%
Aerospace & Defense - 0.4%
$ 35,000	BBB	BAE Systems Holdings Inc., Company Guaranteed Notes, 3.850% due 12/15/25(a)	$36,485
50,000	A	Boeing Co. (The), Senior Unsecured Notes, 2.350% due 10/30/21	50,701
30,000	A+	General Dynamics Corp., Company Guaranteed Notes, 2.125% due 8/15/26	28,339
78,000	BBB-	Harris Corp., Senior Unsecured Notes, 5.054% due 4/27/45	87,614
		Honeywell International Inc., Senior Unsecured Notes:
190,000	A	1.400% due 10/30/19	188,538
50,000	A	2.500% due 11/1/26	48,316
		Lockheed Martin Corp., Senior Unsecured Notes:
30,000	BBB+	3.100% due 1/15/23	30,897
550,000	BBB+	3.550% due 1/15/26	571,841
40,000	BBB+	4.500% due 5/15/36	44,208
41,000	BBB+	4.700% due 5/15/46	45,934
		Northrop Grumman Corp., Senior Unsecured Notes:
50,000	BBB	3.250% due 8/1/23	52,047
50,000	BBB	3.850% due 4/15/45	49,373
215,000	BBB	Rockwell Collins Inc., Senior Unsecured Notes, 2.800% due 3/15/22	218,446
		United Technologies Corp.:
1,660,000	BBB+	Junior Subordinated Notes, step bond to yield, 1.778% due 5/4/18	1,662,545
80,000	A-	Senior Unsecured Notes, 4.500% due 6/1/42	87,211

		Total Aerospace & Defense	3,202,495

Air Freight & Logistics - 0.1%
		FedEx Corp., Company Guaranteed Notes:
135,000	BBB	3.875% due 8/1/42	126,876
49,000	BBB	4.100% due 2/1/45	47,367
150,000	A+	United Parcel Service Inc., Senior Unsecured Notes, 3.125% due 1/15/21	156,647

		Total Air Freight & Logistics	330,890

Airlines - 0.4%
304,471	A	American Airlines Class A Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 4.950% due 1/15/23	326,164
314,718	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.625% due 1/15/21(a)	330,847
275,636	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(a)	286,661
152,953	A	Continental Airlines Inc. Class A-1 Pass-Through Trust, Series 1999-2, Pass-Thru Certificates, 7.256% due 3/15/20	164,042
566,608	A	Delta Air Lines Class A Pass-Through Trust, Series 2009-1, Pass-Thru Certificates, 7.750% due 12/17/19	623,977
		Delta Air Lines Inc., Senior Unsecured Notes:
110,000	BB+	2.875% due 3/13/20	111,631
90,000	BB+	3.625% due 3/15/22	92,921
284,502	BBB	Northwest Airlines Inc. Class A-1 Pass-Through Trust, Series 2001-1, Pass-Thru Certificates, 7.041% due 4/1/22	327,889
356,135	A	US Airways Pass-Through Trust, Series 2001-1G, Pass-Thru Certificates, 7.076% due 3/20/21	381,955

		Total Airlines	2,646,087

Auto Components - 0.0%
16,000	BBB	Delphi Automotive PLC, Company Guaranteed Notes, 4.400% due 10/1/46	15,779
21,000	BBB	Delphi Corp., Company Guaranteed Notes, 4.150% due 3/15/24	22,248
53,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 4.875% due 3/15/27	53,424

		Total Auto Components	91,451

Automobiles - 0.1%
		Ford Motor Co., Senior Unsecured Notes:
60,000	BBB	4.750% due 1/15/43	56,731
20,000	BBB	5.291% due 12/8/46	20,140
		General Motors Co., Senior Unsecured Notes:
260,000	BBB	6.250% due 10/2/43	285,968
455,000	BBB	5.200% due 4/1/45	444,661

		Total Automobiles	807,500

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.9%
		Bank of America Corp.:
		Senior Unsecured Notes:
$ 1,584,000	Baa1(b)	9.570% due 6/6/17(c)	$1,620,693
70,000	BBB+	5.750% due 12/1/17	71,449
139,000	BBB+	2.000% due 1/11/18	139,365
340,000	BBB+	6.875% due 4/25/18	355,323
1,180,000	BBB+	5.650% due 5/1/18	1,221,029
108,000	BBB+	1.950% due 5/12/18	108,283
262,000	BBB+	2.600% due 1/15/19	264,589
400,000	BBB+	7.625% due 6/1/19	443,291
173,000	BBB+	2.250% due 4/21/20	173,171
400,000	BBB+	5.000% due 5/13/21	436,545
250,000	BBB+	2.503% due 10/21/22	247,052
590,000	BBB+	3.300% due 1/11/23	600,980
50,000	BBB+	2.881% due 4/24/23(c)	50,054
490,000	BBB+	4.125% due 1/22/24	519,789
690,000	BBB+	4.000% due 4/1/24	725,599
304,000	BBB+	3.875% due 8/1/25	315,177
210,000	BBB+	3.500% due 4/19/26	211,422
400,000	BBB+	3.824% due 1/20/28(c)	406,556
300,000	BBB+	3.705% due 4/24/28(c)	302,844
40,000	BBB+	4.244% due 4/24/38(c)	41,047
240,000	BBB+	5.000% due 1/21/44	271,919
		Subordinated Notes:
990,000	BBB	4.200% due 8/26/24	1,031,262
610,000	BBB	4.000% due 1/22/25	623,379
400,000	BBB	3.950% due 4/21/25	407,465
100,000	BBB	4.450% due 3/3/26	104,704
30,000	BBB	4.183% due 11/25/27	30,688
		Bank of America NA:
390,000	A+	Senior Unsecured Notes, 1.650% due 3/26/18	390,481
300,000	BBB+	Subordinated Notes, 6.100% due 6/15/17	299,957
195,000	A+	Bank of Montreal, Senior Unsecured Notes, 1.500% due 7/18/19	193,436
100,000	BBB-	Barclays Bank PLC, Subordinated Notes, 5.140% due 10/14/20	107,757
		Barclays PLC:
260,000	BBB	Senior Unsecured Notes, 4.375% due 1/12/26	271,689
200,000	BB+	Subordinated Notes, 5.200% due 5/12/26	212,957
260,000	A	BNP Paribas SA, Senior Unsecured Notes, 2.375% due 9/14/17	260,722
		Capital One Financial Corp.:
280,000	BBB	Senior Unsecured Notes, 3.500% due 6/15/23	286,965
40,000	BBB-	Subordinated Notes, 3.750% due 7/28/26	39,380
		Capital One NA/Mclean VA, Senior Unsecured Notes:
280,000	BBB+	2.350% due 1/31/20	280,714
280,000	BBB+	2.250% due 9/13/21	275,441
200,000	BB+	CIT Group Inc., Senior Unsecured Notes, 5.000% due 8/15/22	216,940
		Citigroup Inc.:
530,000	BB+	Junior Subordinated Notes, 5.950%(c)(d)	559,150
		Senior Unsecured Notes:
540,000	BBB+	6.125% due 11/21/17	551,618
750,000	BBB+	1.800% due 2/5/18	750,538
1,140,000	BBB+	6.125% due 5/15/18	1,186,192
1,000,000	BBB+	2.500% due 9/26/18	1,007,935
104,000	BBB+	8.125% due 7/15/39	157,331
196,000	BBB+	4.650% due 7/30/45	210,015
		Subordinated Notes:
280,000	BBB	4.400% due 6/10/25	291,661
250,000	BBB	5.500% due 9/13/25	279,873
890,000	BBB	4.300% due 11/20/26	922,314
390,000	BBB	4.450% due 9/29/27	407,056
30,000	BBB	6.625% due 6/15/32	37,483
100,000	BBB	6.675% due 9/13/43	131,620
286,000	BBB	5.300% due 5/6/44	320,302
30,000	BBB	4.750% due 5/18/46	30,936

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.9% - (continued)
$ 15,000	BBB+	Citizens Financial Group Inc., Senior Unsecured Notes, 2.375% due 7/28/21	$14,940
		Cooperatieve Rabobank UA:
340,000	BBB+	Bank Guaranteed Notes, 4.375% due 8/4/25	357,894
310,000	BBB+	Company Guaranteed Notes, 4.625% due 12/1/23	334,249
320,000	BBB-	Junior Subordinated Notes, 11.000%(a)(c)(d)	374,400
320,000	A+	Senior Unsecured Notes, 2.500% due 1/19/21	323,337
250,000	BBB+	Credit Agricole SA, Senior Unsecured Notes, 3.375% due 1/10/22(a)	254,974
750,000	A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	750,431
		Credit Suisse Group Funding Guernsey Ltd., Company Guaranteed Notes:
250,000	BBB+	3.125% due 12/10/20	254,065
320,000	BBB+	4.550% due 4/17/26	340,315
49,000	BBB-	Deutsche Bank AG, Senior Unsecured Notes, 1.875% due 2/13/18	49,004
		Discover Bank, Senior Unsecured Notes:
900,000	BBB	2.600% due 11/13/18	908,005
250,000	BBB	3.100% due 6/4/20	255,463
1,510,000	BBB-	HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	1,574,634
		HSBC Holdings PLC:
210,000	Baa3(b)	Junior Subordinated Notes, 6.375%(c)(d)	219,765
200,000	A	Senior Unsecured Notes, 2.650% due 1/5/22	199,977
		Subordinated Notes:
390,000	BBB+	4.250% due 8/18/25	404,187
365,000	BBB+	4.375% due 11/23/26	380,700
390,000	BBB+	6.500% due 9/15/37	498,632
		HSBC USA Inc., Senior Unsecured Notes:
385,000	A	2.350% due 3/5/20	387,932
185,000	A	2.750% due 8/7/20	188,334
200,000	BBB+	ING Bank NV, Subordinated Notes, 4.125% due 11/21/23(c)	204,419
810,000	BB	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(a)	793,706
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,045,000	A-	6.000% due 1/15/18	1,072,586
69,000	A-	1.800% due 1/25/18	69,114
630,000	A-	1.700% due 3/1/18	630,562
195,000	A-	2.200% due 10/22/19	196,054
200,000	A-	2.250% due 1/23/20	200,965
555,000	A-	2.750% due 6/23/20	564,977
90,000	A-	4.400% due 7/22/20	96,194
200,000	A-	2.550% due 3/1/21	201,632
200,000	A-	2.972% due 1/15/23	202,806
119,000	A-	2.776% due 4/25/23(c)	119,607
55,000	A-	2.383% due 10/24/23(c)	55,914
400,000	A-	3.300% due 4/1/26	398,908
91,000	A-	2.950% due 10/1/26	88,203
580,000	A-	3.782% due 2/1/28(c)	595,466
		Subordinated Notes:
480,000	BBB+	6.125% due 6/27/17	487,369
270,000	BBB+	3.875% due 9/10/24	279,390
309,000	BBB+	4.250% due 10/1/27	324,791
50,000	BBB+	5.625% due 8/16/43	59,774
290,000	BBB+	4.950% due 6/1/45	317,779
245,000	BBB-	Lloyds Banking Group PLC, Subordinated Notes, 4.582% due 12/10/25	257,475
530,000	A	Macquarie Bank Ltd., Senior Unsecured Notes, 1.797% due 10/27/17(a)(c)	531,270
340,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 2.953% due 2/28/22	344,083
250,000	AA-	National Australia Bank Ltd., Senior Unsecured Notes, 2.125% due 5/22/20	250,414
300,000	A-	Nordea Bank AB, Subordinated Notes, 4.875% due 5/13/21(a)	324,021
		Royal Bank of Canada:
470,000	Aaa(b)	Covered Notes, 2.200% due 9/23/19	473,401
100,000	AA-	Senior Unsecured Notes, 2.125% due 3/2/20	100,379
		Royal Bank of Scotland Group PLC, Subordinated Notes:
30,000	BB	6.125% due 12/15/22	32,904
320,000	BB	6.100% due 6/10/23	351,329
80,000	BB	6.000% due 12/19/23	88,062
110,000	BB	5.125% due 5/28/24	115,483

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 6.9% - (continued)
$ 70,000	BB+	Royal Bank of Scotland NV (The), Company Guaranteed Notes, 4.650% due 6/4/18	$72,420
		Santander Holdings USA Inc., Senior Unsecured Notes:
219,000	BBB+	3.450% due 8/27/18	222,436
160,000	BBB+	2.700% due 5/24/19	161,506
230,000	BBB+	3.700% due 3/28/22(a)	232,490
30,000	BBB+	4.500% due 7/17/25	31,036
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	2.875% due 10/16/20	182,872
165,000	BBB	2.875% due 8/5/21	165,717
		Santander UK PLC:
900,000	A	Senior Unsecured Notes, 1.650% due 9/29/17	900,686
170,000	BBB-	Subordinated Notes, 7.950% due 10/26/29	219,590
600,000	BBB-	Standard Chartered PLC, Subordinated Notes, 5.700% due 3/26/44(a)	667,589
140,000	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 2.058% due 7/14/21	138,046
		US Bancorp, Senior Unsecured Notes:
80,000	A+	2.375% due 7/22/26	76,150
160,000	A+	3.150% due 4/27/27	161,280
470,000	BBB	Wachovia Capital Trust III, Limited Guaranteed Notes, 5.570%(c)(d)	472,703
1,580,000	A	Wachovia Corp., Company Guaranteed Notes, 5.750% due 2/1/18	1,622,929
		Wells Fargo & Co.:
60,000	BBB	Junior Subordinated Notes, 5.875%(c)(d)	65,925
		Senior Unsecured Notes:
249,000	A	2.600% due 7/22/20	252,814
41,000	A	3.550% due 9/29/25	42,030
880,000	A	3.000% due 10/23/26	855,812
240,000	A	3.584% due 5/22/28(c)	243,180
89,000	A	3.900% due 5/1/45	88,375
		Subordinated Notes:
330,000	A-	3.450% due 2/13/23	339,021
169,000	A-	4.480% due 1/16/24	181,871
750,000	A-	4.300% due 7/22/27	796,104
30,000	A-	5.375% due 11/2/43	34,361
110,000	A-	5.606% due 1/15/44	130,002
280,000	A-	4.650% due 11/4/44	290,664
450,000	A-	4.900% due 11/17/45	485,313
360,000	A-	4.400% due 6/14/46	360,398
270,000	A-	4.750% due 12/7/46	285,756
		Wells Fargo Bank NA:
590,000	AA-	Senior Unsecured Notes, 2.150% due 12/6/19	593,100
250,000	A	Subordinated Notes, 6.000% due 11/15/17	255,036
100,000	BBB	Wells Fargo Capital X, Limited Guaranteed Notes, 5.950% due 12/15/36	111,380
380,000	AA-	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	406,238

		Total Banks	49,449,243

Beverages - 0.8%
		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes:
212,000	A-	2.650% due 2/1/21	215,461
20,000	A-	3.300% due 2/1/23	20,638
1,573,000	A-	3.650% due 2/1/26	1,621,933
145,000	A-	4.700% due 2/1/36	158,509
679,000	A-	4.900% due 2/1/46	751,778
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
290,000	A-	5.000% due 4/15/20	314,875
200,000	A-	2.500% due 7/15/22	200,565
60,000	A-	3.750% due 7/15/42	56,932
545,000	A-	Coca-Cola Femsa SAB de CV, Company Guaranteed Notes, 4.625% due 2/15/20	577,013
275,000	BBB-	Constellation Brands Inc., Company Guaranteed Notes, 6.000% due 5/1/22	315,182
173,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	187,316
160,000	A-	Diageo Investment Corp., Company Guaranteed Notes, 2.875% due 5/11/22	164,687
197,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	210,544
		Molson Coors Brewing Co., Company Guaranteed Notes:
135,000	BBB-	1.900% due 3/15/19(a)	135,090
80,000	BBB-	2.250% due 3/15/20(a)	80,303

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Beverages - 0.8% - (continued)
$ 50,000	BBB-	3.500% due 5/1/22	$52,237
40,000	BBB-	3.000% due 7/15/26	38,924
		PepsiCo Inc., Senior Unsecured Notes:
60,000	A+	2.375% due 10/6/26	57,861
60,000	A+	3.450% due 10/6/46	55,758
190,000	BBB-	Pernod Ricard SA, Senior Unsecured Notes, 4.450% due 1/15/22(a)	205,028

		Total Beverages	5,420,634

Biotechnology - 0.4%
		Amgen Inc., Senior Unsecured Notes:
260,000	A	1.900% due 5/10/19	260,454
60,000	A	2.200% due 5/11/20	60,304
70,000	A	3.625% due 5/22/24	73,536
300,000	A	4.400% due 5/1/45	304,617
54,000	A	4.563% due 6/15/48	55,585
118,000	A	4.663% due 6/15/51	122,286
		Biogen Inc., Senior Unsecured Notes:
60,000	A-	3.625% due 9/15/22	63,096
20,000	A-	5.200% due 9/15/45	22,349
		Celgene Corp., Senior Unsecured Notes:
90,000	BBB+	2.875% due 8/15/20	92,132
60,000	BBB+	3.550% due 8/15/22	62,803
260,000	BBB+	3.875% due 8/15/25	272,420
410,000	BBB+	5.000% due 8/15/45	450,219
		Gilead Sciences Inc., Senior Unsecured Notes:
15,000	A	2.500% due 9/1/23	14,786
410,000	A	3.700% due 4/1/24	428,233
60,000	A	3.650% due 3/1/26	61,876
50,000	A	2.950% due 3/1/27	48,506
85,000	A	4.800% due 4/1/44	90,746
355,000	A	4.750% due 3/1/46	377,665
325,000	A	4.150% due 3/1/47	316,502

		Total Biotechnology	3,178,115

Building Products - 0.0%
30,000	BBB+	Johnson Controls International PLC, Senior Unsecured Notes, step bond to yield, 4.625% due 7/2/44	32,043

Capital Markets - 1.2%
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
355,000	A	2.600% due 2/7/22	358,917
195,000	A	3.400% due 5/15/24	202,825
312,000	A	3.442% due 2/7/28(c)	320,084
21,000	BB	Goldman Sachs Capital II, Limited Guaranteed Notes, 4.000%(c)(d)	18,123
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,300,000	BBB+	5.950% due 1/18/18	1,334,220
1,675,000	BBB+	6.150% due 4/1/18	1,734,945
389,000	BBB+	2.900% due 7/19/18	394,094
400,000	BBB+	2.282% due 11/15/18(c)	404,619
34,000	BBB+	2.625% due 1/31/19	34,406
505,000	BBB+	7.500% due 2/15/19	550,912
257,000	BBB+	2.550% due 10/23/19	259,786
140,000	BBB+	2.300% due 12/13/19	140,587
810,000	BBB+	6.000% due 6/15/20	898,050
40,000	BBB+	5.250% due 7/27/21	44,174
150,000	BBB+	3.500% due 11/16/26	149,623
210,000	BBB+	6.250% due 2/1/41	271,784
210,000	BBB+	4.750% due 10/21/45	229,326
		Subordinated Notes:
250,000	BBB-	4.250% due 10/21/25	259,852
10,000	BBB-	6.450% due 5/1/36	12,487
460,000	BBB-	6.750% due 10/1/37	589,340
300,000	BBB-	5.150% due 5/22/45	327,654

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Capital Markets - 1.2% - (continued)
$ 650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(e)(f)	$—

		Total Capital Markets	8,535,808

Chemicals - 0.2%
		Air Liquide Finance SA, Company Guaranteed Notes:
200,000	A-	1.750% due 9/27/21(a)	195,711
200,000	A-	2.500% due 9/27/26(a)	192,359
150,000	BB-	Axalta Coating Systems LLC, Company Guaranteed Notes, 4.875% due 8/15/24(a)	153,937
16,000	BBB	Dow Chemical Co. (The), Senior Unsecured Notes, 4.375% due 11/15/42	16,494
61,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 3.800% due 3/15/25	63,260
45,000	A-	EI du Pont de Nemours & Co., Senior Unsecured Notes, 2.200% due 5/1/20	45,200
51,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	54,050
200,000	BBB	LyondellBasell Industries NV, Senior Unsecured Notes, 6.000% due 11/15/21	228,055
		Monsanto Co., Senior Unsecured Notes:
60,000	BBB	3.375% due 7/15/24	60,928
30,000	BBB	4.400% due 7/15/44	30,623
200,000	BBB-	OCP SA, Senior Unsecured Notes, 4.500% due 10/22/25(a)	202,462
60,000	BBB+	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	63,793
85,000	BBB	Sherwin-Williams Co. (The), Senior Unsecured Notes, 2.250% due 5/15/20	85,404
115,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(a)	121,325
100,000	BBB	Westlake Chemical Corp., Company Guaranteed Notes, 4.875% due 5/15/23	104,519

		Total Chemicals	1,618,120

Commercial Services & Supplies - 0.3%
		Cintas Corp. No 2, Company Guaranteed Notes:
100,000	BBB+	2.900% due 4/1/22	102,254
110,000	BBB+	3.700% due 4/1/27	114,847
72,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 6/1/21	73,800
110,000	A-	Ecolab Inc., Senior Unsecured Notes, 4.350% due 12/8/21	119,864
125,000	BB+	IHS Markit Ltd., Company Guaranteed Notes, 5.000% due 11/1/22(a)	133,750
460,000	AAA	Northwestern University, Unsecured Notes, 3.688% due 12/1/38	482,538
35,000	BBB-	Pitney Bowes Inc., Senior Unsecured Notes, 3.875% due 5/15/22	35,153
		Republic Services Inc., Senior Unsecured Notes:
500,000	BBB+	3.800% due 5/15/18	509,863
150,000	BBB+	3.200% due 3/15/25	152,258
20,000	BBB+	2.900% due 7/1/26	19,727
210,000	BB-	United Rentals North America Inc., Company Guaranteed Notes, 5.750% due 11/15/24	222,865
		Waste Management Inc., Company Guaranteed Notes:
40,000	A-	4.600% due 3/1/21	43,398
100,000	A-	3.500% due 5/15/24	104,619
70,000	A-	7.375% due 5/15/29	93,422
150,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	153,094

		Total Commercial Services & Supplies	2,361,452

Communications Equipment - 0.1%
		Cisco Systems Inc., Senior Unsecured Notes:
100,000	AA-	4.450% due 1/15/20	106,913
37,000	AA-	2.200% due 2/28/21	37,300
108,000	AA-	1.850% due 9/20/21	107,001
140,000	AA-	2.200% due 9/20/23	137,733
160,000	AA-	2.500% due 9/20/26	154,644

		Total Communications Equipment	543,591

Consumer Finance - 0.7%
112,000	A+	BMW US Capital LLC, Company Guaranteed Notes, 1.500% due 4/11/19(a)	111,719
		Daimler Finance North America LLC, Company Guaranteed Notes:
153,000	A	1.500% due 7/5/19(a)	151,539
310,000	A	2.300% due 1/6/20(a)	311,723
350,000	BBB-	Discover Financial Services, Senior Unsecured Notes, 3.750% due 3/4/25	349,385
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BBB	6.625% due 8/15/17	504,855
500,000	BBB	1.724% due 12/6/17	500,378
420,000	BBB	5.000% due 5/15/18	432,336
320,000	BBB	8.125% due 1/15/20	365,459
		General Motors Financial Co., Inc., Company Guaranteed Notes:
175,000	BBB	3.250% due 5/15/18	177,335

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Consumer Finance - 0.7% - (continued)
$ 300,000	BBB	3.150% due 1/15/20	$305,775
69,000	BBB	3.200% due 7/6/21	69,742
170,000	BBB	3.450% due 4/10/22	172,508
		Hyundai Capital America, Senior Unsecured Notes:
60,000	A-	2.125% due 10/2/17(a)	60,072
75,000	A-	2.400% due 10/30/18(a)	75,282
65,000	A-	2.500% due 3/18/19(a)	65,248
20,000	A-	2.550% due 4/3/20(a)	20,057
218,000	A-	3.000% due 10/30/20(a)	220,233
360,000	B+	Navient Corp., Senior Unsecured Notes, 8.000% due 3/25/20	398,700
		Nissan Motor Acceptance Corp., Senior Unsecured Notes:
42,000	A-	2.000% due 3/8/19(a)	42,080
130,000	A-	2.250% due 1/13/20(a)	130,666
60,000	A-	2.125% due 3/3/20(a)	59,977
		Toyota Motor Credit Corp., Senior Unsecured Notes:
210,000	AA-	1.250% due 10/5/17	209,976
16,000	AA-	1.400% due 5/20/19	15,921
30,000	AA-	2.125% due 7/18/19	30,256
70,000	AA-	2.150% due 3/12/20	70,627
180,000	AA-	1.950% due 4/17/20	180,329
50,000	AA-	4.500% due 6/17/20	53,748

		Total Consumer Finance	5,085,926

Containers & Packaging - 0.0%
115,000	BB+	Graphic Packaging International Inc., Company Guaranteed Notes, 4.125% due 8/15/24	117,012
		WestRock RKT Co., Company Guaranteed Notes:
100,000	BBB	3.500% due 3/1/20	103,150
39,000	BBB	4.900% due 3/1/22	42,844
20,000	BBB	4.000% due 3/1/23	21,136

		Total Containers & Packaging	284,142

Diversified Financial Services - 1.8%
		American Express Co., Senior Unsecured Notes:
500,000	BBB+	1.550% due 5/22/18	499,879
72,000	BBB+	2.650% due 12/2/22	72,288
		Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
20,000	A-	6.400% due 10/2/17	20,326
2,280,000	A-	7.250% due 2/1/18	2,363,571
975,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 4.400% due 11/25/19(a)	1,032,704
100,000	A-	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(a)	125,803
900,000	A-	Farmers Exchange Capital II, Subordinated Notes, 6.151% due 11/1/53(a)(c)	1,022,625
		GE Capital International Funding Co. Unlimited Co., Company Guaranteed Notes:
607,000	AA-	2.342% due 11/15/20	613,510
601,000	AA-	4.418% due 11/15/35	648,650
340,000	A-	HSBC Finance Corp., Subordinated Notes, 6.676% due 1/15/21	387,081
270,000	BB	ILFC E-Capital Trust II, Limited Guaranteed Notes, 4.910% due 12/21/65(a)(c)	261,900
1,090,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(a)	1,158,412
		John Deere Capital Corp., Senior Unsecured Notes:
90,000	A	2.250% due 4/17/19	91,065
70,000	A	1.700% due 1/15/20	69,849
230,000	A	2.650% due 1/6/22	234,790
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(a)	33,310
30,000	A-	Nomura Holdings Inc., Senior Unsecured Notes, 2.750% due 3/19/19	30,314
291,840	BBB-	Pipeline Funding Co. LLC, Senior Secured Notes, 7.500% due 1/15/30(a)	344,657
950,000	AA-	Protective Life Global Funding, Senior Secured Notes, 1.656% due 6/8/18(a)(c)	952,792
100,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	100,625
		State Street Corp.:
430,000	BBB	Junior Subordinated Notes, 4.956% due 3/15/18	440,791
		Senior Unsecured Notes:
30,000	A	2.550% due 8/18/20	30,590
25,000	A	1.950% due 5/19/21	24,792
60,000	A	2.650% due 5/19/26	58,749
254,738	Baa1(b)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(a)	254,738
235,000	BBB-	Synchrony Financial, Senior Unsecured Notes, 2.700% due 2/3/20	236,659

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Financial Services - 1.8% - (continued)
		UBS Group Funding Switzerland AG, Company Guaranteed Notes:
$ 650,000	A-	3.491% due 5/23/23(a)	$664,543
400,000	A-	4.125% due 9/24/25(a)	419,554
		Visa Inc., Senior Unsecured Notes:
220,000	A+	3.150% due 12/14/25	225,354
107,000	A+	4.150% due 12/14/35	115,395
278,000	A+	4.300% due 12/14/45	301,508

		Total Diversified Financial Services	12,836,824

Diversified Telecommunication Services - 1.5%
		AT&T Inc., Senior Unsecured Notes:
260,000	BBB+	5.500% due 2/1/18	266,802
54,000	BBB+	2.375% due 11/27/18	54,447
10,000	BBB+	5.800% due 2/15/19	10,636
53,000	BBB+	2.300% due 3/11/19	53,387
265,000	BBB+	2.450% due 6/30/20	266,346
98,000	BBB+	4.600% due 2/15/21	104,883
540,000	BBB+	3.200% due 3/1/22	550,145
400,000	BBB+	3.800% due 3/15/22	417,102
365,000	BBB+	3.000% due 6/30/22	367,596
290,000	BBB+	3.400% due 5/15/25	285,751
300,000	BBB+	4.250% due 3/1/27	309,229
245,000	BBB+	4.500% due 5/15/35	238,153
110,000	BBB+	4.350% due 6/15/45	99,830
650,000	BBB+	4.750% due 5/15/46	628,540
685,000	BBB+	5.450% due 3/1/47	727,312
118,000	BBB+	4.500% due 3/9/48	109,549
190,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 1.950% due 9/19/21(a)	185,908
26,000	BBB-	Motorola Solutions Inc., Senior Unsecured Notes, 4.000% due 9/1/24	26,452
		Verizon Communications Inc., Senior Unsecured Notes:
240,000	BBB+	1.722% due 5/22/20(c)	240,185
135,000	BBB+	4.500% due 9/15/20	144,822
485,000	BBB+	3.000% due 11/1/21	495,240
792,000	BBB+	5.150% due 9/15/23	887,256
260,000	BBB+	2.625% due 8/15/26	242,103
920,000	BBB+	4.125% due 3/16/27	956,380
196,000	BBB+	4.400% due 11/1/34	191,925
200,000	BBB+	4.272% due 1/15/36	192,043
190,000	BBB+	5.250% due 3/16/37	203,278
715,000	BBB+	4.862% due 8/21/46	713,424
540,000	BBB+	5.500% due 3/16/47	591,257
50,000	BBB+	5.012% due 4/15/49(a)	50,599
35,000	BBB+	5.012% due 8/21/54	34,527
520,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.000% due 10/15/24(a)	549,900
200,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.250% due 1/15/26(a)	204,250

		Total Diversified Telecommunication Services	10,399,257

Electric Utilities - 2.1%
275,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.500% due 9/15/37	369,976
215,000	BBB+	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	220,343
		CMS Energy Corp., Senior Unsecured Notes:
30,000	BBB	3.000% due 5/15/26	29,362
140,000	BBB	4.875% due 3/1/44	153,184
35,000	BBB	Dominion Energy Inc., Junior Subordinated Notes, 2.579% due 7/1/20	35,298
100,000	A	DTE Electric Co., General Refinance Mortgage, 3.700% due 3/15/45	98,735
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
265,000	A	2.950% due 12/1/26	266,247
500,000	A	4.250% due 12/15/41	533,895
		Duke Energy Corp., Senior Unsecured Notes:
410,000	BBB+	3.550% due 9/15/21	429,383
490,000	BBB+	3.050% due 8/15/22	501,647
195,000	A	Duke Energy Florida LLC, 1st Mortgage Notes, 5.900% due 3/1/33	237,405
750,000	BBB-	Duquesne Light Holdings Inc., Senior Unsecured Notes, 6.400% due 9/15/20(a)	838,020

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Electric Utilities - 2.1% - (continued)
		Emera US Finance LP, Company Guaranteed Notes:
$ 15,000	BBB	2.150% due 6/15/19	$15,016
10,000	BBB	3.550% due 6/15/26	10,021
20,000	BBB	4.750% due 6/15/46	20,756
215,000	BBB	Enel Finance International NV, Company Guaranteed Notes, 2.875% due 5/25/22(a)	214,924
35,000	BBB	Entergy Corp., Senior Unsecured Notes, 2.950% due 9/1/26	33,906
920,000	A	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	995,524
		Exelon Corp., Senior Unsecured Notes:
755,000	BBB-	1.550% due 6/9/17	754,994
175,000	BBB-	2.850% due 6/15/20	178,456
5,000	BBB-	2.450% due 4/15/21	5,006
10,000	BBB-	3.400% due 4/15/26	10,060
200,000	BBB-	4.950% due 6/15/35	216,457
143,000	BBB-	5.625% due 6/15/35	167,788
		FirstEnergy Corp., Senior Unsecured Notes:
80,000	BB+	2.750% due 3/15/18	80,485
1,130,000	BB+	7.375% due 11/15/31	1,512,181
		Georgia Power Co., Senior Unsecured Notes:
70,000	A-	2.000% due 3/30/20	69,993
80,000	A-	3.250% due 3/30/27	80,121
166,395	BBB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20(f)	178,900
600,000	A-	Interstate Power & Light Co., Senior Unsecured Notes, 5.875% due 9/15/18	628,939
350,000	BB+	IPALCO Enterprises Inc., Senior Secured Notes, 5.000% due 5/1/18	360,500
700,000	BBB-	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(a)	761,218
775,000	BBB+	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	913,669
400,000	A+	MidAmerican Energy Co., 1st Mortgage Notes, 4.250% due 5/1/46	428,308
487,147	CCC	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	449,393
50,000	BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 3.550% due 5/1/27	50,989
610,000	A-	Pacific Gas & Electric Co., Senior Unsecured Notes, 6.050% due 3/1/34	785,166
500,000	BBB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	529,063
500,000	A	Public Service Electric & Gas Co., 1st Mortgage Notes, 4.000% due 6/1/44	511,339
700,000	A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.875% due 3/1/18	721,142
		Virginia Electric & Power Co., Senior Unsecured Notes:
125,000	BBB+	6.000% due 5/15/37	159,616
25,000	BBB+	6.350% due 11/30/37	33,186
50,000	BBB+	4.000% due 1/15/43	50,997
595,000	BBB+	4.000% due 11/15/46	609,631

		Total Electric Utilities	15,251,239

Electrical Equipment - 0.0%
20,000	A	ABB Finance USA Inc., Company Guaranteed Notes, 4.375% due 5/8/42	21,414

Electronic Equipment, Instruments & Components - 0.0%
10,000	BBB-	Avnet Inc., Senior Unsecured Notes, 4.625% due 4/15/26	10,363
303,000	BBB-	Jabil Circuit Inc., Senior Unsecured Notes, 8.250% due 3/15/18	317,771

		Total Electronic Equipment, Instruments & Components	328,134

Energy Equipment & Services - 0.1%
175,000	BBB-	Boardwalk Pipelines LP, Company Guaranteed Notes, 4.950% due 12/15/24	188,238
400,000	AA-	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(a)	428,776
70,000	BBB	Williams Partners LP, Senior Unsecured Notes, 5.100% due 9/15/45	72,597
30,000	BBB	Williams Partners LP/ACMP Finance Corp., Senior Unsecured Notes, 4.875% due 3/15/24	31,163

		Total Energy Equipment & Services	720,774

Food & Staples Retailing - 0.2%
		CVS Health Corp., Senior Unsecured Notes:
550,000	BBB+	1.900% due 7/20/18	551,640
5,000	BBB+	2.800% due 7/20/20	5,104
340,000	BBB+	2.750% due 12/1/22	341,792
116,000	BBB+	3.875% due 7/20/25	121,850
175,000	BBB+	5.125% due 7/20/45	198,967
190,727	BBB+	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	216,618

		Total Food & Staples Retailing	1,435,971

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Food Products - 0.5%
$ 60,000	BB+	Aramark Services Inc., Company Guaranteed Notes, 4.750% due 6/1/26	$62,388
60,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	63,327
1,330,000	BBB+	Danone SA, Senior Unsecured Notes, 2.077% due 11/2/21(a)	1,308,937
		Kraft Heinz Foods Co.:
		Company Guaranteed Notes:
60,000	BBB-	5.375% due 2/10/20	65,329
130,000	BBB-	3.950% due 7/15/25	134,461
150,000	BBB-	3.000% due 6/1/26	144,193
60,000	BBB-	5.000% due 7/15/35	64,431
90,000	BBB-	5.200% due 7/15/45	96,849
605,000	BBB-	4.375% due 6/1/46	581,608
96,000	BBB-	Secured Notes, 4.875% due 2/15/25(a)	102,868
115,000	BB	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.875% due 11/1/26(a)	118,450
730,000	BBB+	WhiteWave Foods Co. (The), Company Guaranteed Notes, 5.375% due 10/1/22	823,468
		WM Wrigley Jr Co., Senior Unsecured Notes:
50,000	A	2.400% due 10/21/18(a)	50,424
140,000	A	2.900% due 10/21/19(a)	142,891

		Total Food Products	3,759,624

Health Care Equipment & Supplies - 0.3%
		Abbott Laboratories, Senior Unsecured Notes:
150,000	BBB	3.750% due 11/30/26	153,367
70,000	BBB	4.750% due 11/30/36	74,778
150,000	BBB	4.900% due 11/30/46	160,505
400,000	AA-	Baylor Scott & White Holdings, Unsecured Notes, 4.185% due 11/15/45	408,806
		Becton Dickinson & Co., Senior Unsecured Notes:
105,000	BBB+	2.894% due 6/6/22	105,142
230,000	BBB+	3.363% due 6/6/24	231,235
61,000	BBB+	3.734% due 12/15/24	62,293
60,000	BBB+	4.685% due 12/15/44	61,167
120,000	A	Medtronic Global Holdings SCA, Company Guaranteed Notes, 3.350% due 4/1/27	122,925
		Medtronic Inc., Company Guaranteed Notes:
620,000	A	3.500% due 3/15/25	647,613
80,000	A	5.550% due 3/15/40	97,826
		St Jude Medical LLC, Senior Unsecured Notes:
120,000	BBB	3.250% due 4/15/23	122,012
13,000	BBB	4.750% due 4/15/43	13,490
		Stryker Corp., Senior Unsecured Notes:
20,000	A	3.500% due 3/15/26	20,580
30,000	A	4.625% due 3/15/46	32,139

		Total Health Care Equipment & Supplies	2,313,878

Health Care Providers & Services - 0.7%
		Aetna Inc., Senior Unsecured Notes:
40,000	A	2.800% due 6/15/23	40,125
55,000	A	4.125% due 11/15/42	55,575
		Anthem Inc., Senior Unsecured Notes:
30,000	A	5.875% due 6/15/17	29,999
825,000	A	1.875% due 1/15/18	826,196
410,000	A	3.125% due 5/15/22	420,554
30,000	BBB+	Catholic Health Initiatives, Secured Notes, 4.350% due 11/1/42	26,372
175,000	BB+	Centene Corp., Senior Unsecured Notes, 4.750% due 1/15/25	181,125
70,000	A	Cigna Corp., Senior Unsecured Notes, 3.250% due 4/15/25	70,656
102,000	B+	DaVita Inc., Company Guaranteed Notes, 5.000% due 5/1/25	101,618
20,000	BB+	Fresenius Medical Care US Finance Inc., Company Guaranteed Notes, 5.750% due 2/15/21(a)	22,175
		HCA Inc.:
210,000	B+	Company Guaranteed Notes, 7.500% due 2/15/22	242,550
		Senior Secured Notes:
410,000	BBB-	6.500% due 2/15/20	451,513
40,000	BBB-	5.250% due 4/15/25	43,775
140,000	BBB-	5.250% due 6/15/26	152,432

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Providers & Services - 0.7% - (continued)
		Humana Inc., Senior Unsecured Notes:
$ 60,000	BBB+	3.150% due 12/1/22	$61,215
30,000	BBB+	3.950% due 3/15/27	31,326
70,000	BBB+	4.625% due 12/1/42	73,747
40,000	BBB+	4.950% due 10/1/44	44,220
500,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 3.150% due 5/1/27	507,264
65,000	BB	Molina Healthcare Inc., Company Guaranteed Notes, 5.375% due 11/15/22	69,306
250,000	A-	Northwell Healthcare Inc., Secured Notes, 3.979% due 11/1/46	236,262
		Tenet Healthcare Corp.:
150,000	BB-	Senior Secured Notes, 6.000% due 10/1/20	161,062
10,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	10,575
		UnitedHealth Group Inc., Senior Unsecured Notes:
460,000	A+	3.375% due 11/15/21	482,417
160,000	A+	3.350% due 7/15/22	168,323
170,000	A+	4.625% due 7/15/35	190,530
22,000	A+	4.250% due 3/15/43	23,283
100,000	A+	4.750% due 7/15/45	112,972
98,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	103,513

		Total Health Care Providers & Services	4,940,680

Hotels, Restaurants & Leisure - 0.2%
		1011778 BC ULC/New Red Finance Inc.:
130,000	B-	Secured Notes, 6.000% due 4/1/22(a)	135,648
113,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	113,283
300,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	313,500
115,000	BB+	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.375% due 4/15/26	124,775
120,000	BB+	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes, 4.875% due 4/1/27(a)	124,500
		McDonald’s Corp., Senior Unsecured Notes:
50,000	BBB+	3.500% due 7/15/20	52,240
170,000	BBB+	3.700% due 1/30/26	177,555
40,000	BBB+	3.500% due 3/1/27	40,991
180,000	BBB+	4.600% due 5/26/45	192,004
40,000	BBB+	4.450% due 3/1/47	42,022

		Total Hotels, Restaurants & Leisure	1,316,518

Household Durables - 0.1%
70,000	BB	Lennar Corp., Company Guaranteed Notes, 4.500% due 4/30/24	70,962
		Newell Brands Inc., Senior Unsecured Notes:
70,000	BBB-	3.150% due 4/1/21	72,290
316,000	BBB-	3.850% due 4/1/23	333,689
140,000	BBB-	4.200% due 4/1/26	148,835
150,000	BB-	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes, 5.250% due 4/15/21(a)	153,750

		Total Household Durables	779,526

Household Products - 0.0%
90,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	96,750
225,000	B+	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Senior Secured Notes, 5.750% due 10/15/20	231,300

		Total Household Products	328,050

Independent Power and Renewable Electricity Producers - 0.0%
90,000	BB	AES Corp., Senior Unsecured Notes, 4.875% due 5/15/23	91,913

Industrial Conglomerates - 0.5%
		Eaton Corp., Company Guaranteed Notes:
80,000	A-	1.500% due 11/2/17	80,005
691,000	A-	2.750% due 11/2/22	701,107
185,000	A-	4.150% due 11/2/42	188,359
		General Electric Co.:
		Senior Unsecured Notes:
72,000	AA-	4.650% due 10/17/21	79,856
1,025,000	AA-	1.662% due 8/15/36(c)	922,500
122,000	AA-	6.150% due 8/7/37	161,808
258,000	AA-	6.875% due 1/10/39	373,111
190,000	AA-	4.500% due 3/11/44	209,675

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Industrial Conglomerates - 0.5% - (continued)
$ 141,000	A+	Subordinated Notes, 5.300% due 2/11/21	$157,108
500,000	A+	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 2.350% due 10/15/26(a)	475,166

		Total Industrial Conglomerates	3,348,695

Insurance - 0.7%
		American International Group Inc., Senior Unsecured Notes:
10,000	BBB+	4.875% due 6/1/22	11,013
55,000	BBB+	4.375% due 1/15/55	52,937
		Aon PLC, Company Guaranteed Notes:
80,000	A-	3.875% due 12/15/25	83,198
46,000	A-	4.450% due 5/24/43	45,864
34,000	A-	4.600% due 6/14/44	35,475
80,000	A-	4.750% due 5/15/45	85,989
40,000	A-	Arch Capital Finance LLC, Company Guaranteed Notes, 4.011% due 12/15/26	41,737
400,000	AA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.400% due 5/15/42	437,201
		Berkshire Hathaway Inc., Senior Unsecured Notes:
45,000	AA	2.750% due 3/15/23	45,520
30,000	AA	3.125% due 3/15/26	30,605
		Chubb INA Holdings Inc., Company Guaranteed Notes:
60,000	A	2.300% due 11/3/20	60,474
80,000	A	3.350% due 5/3/26	82,679
		Hartford Financial Services Group Inc. (The), Senior Unsecured Notes:
200,000	BBB+	5.125% due 4/15/22	223,428
44,000	BBB+	4.300% due 4/15/43	44,579
605,000	AA	Jackson National Life Global Funding, Senior Secured Notes, 1.875% due 10/15/18(a)	607,335
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
190,000	A-	2.750% due 1/30/22	192,901
20,000	A-	3.500% due 6/3/24	20,768
40,000	A-	3.500% due 3/10/25	41,382
11,000	A-	3.750% due 3/14/26	11,562
70,000	A-	4.350% due 1/30/47	74,091
		MetLife Inc.:
1,020,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	1,166,247
70,000	A-	Senior Unsecured Notes, 4.050% due 3/1/45	70,860
850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 3.421% due 12/15/24(a)(c)	839,443
		Principal Financial Group Inc., Company Guaranteed Notes:
35,000	BBB+	3.125% due 5/15/23	35,633
25,000	BBB+	3.100% due 11/15/26	24,817
10,000	BBB+	4.625% due 9/15/42	10,974
140,000	A	Prudential Financial Inc., Senior Unsecured Notes, 7.375% due 6/15/19	155,310
230,000	AA-	Swiss Re Treasury US Corp., Company Guaranteed Notes, 2.875% due 12/6/22(a)	231,797
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
24,000	AA-	6.850% due 12/16/39(a)	33,439
320,000	AA-	4.900% due 9/15/44(a)	359,879
39,000	BBB	Voya Financial Inc., Company Guaranteed Notes, 2.900% due 2/15/18	39,299
18,000	BBB	Willis North America Inc., Company Guaranteed Notes, 3.600% due 5/15/24	18,289

		Total Insurance	5,214,725

Internet & Catalog Retail - 0.1%
		Amazon.com Inc., Senior Unsecured Notes:
40,000	AA-	3.800% due 12/5/24	43,141
99,000	AA-	4.800% due 12/5/34	113,765
207,000	AA-	4.950% due 12/5/44	243,838
590,000	B+	Netflix Inc., Senior Unsecured Notes, 5.500% due 2/15/22	643,764

		Total Internet & Catalog Retail	1,044,508

IT Services - 0.1%
		International Business Machines Corp., Senior Unsecured Notes:
180,000	A+	1.875% due 5/15/19	180,890
150,000	A+	2.875% due 11/9/22	153,845

		Total IT Services	334,735

Life Sciences Tools & Services - 0.1%
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
315,000	BBB	3.600% due 8/15/21	329,122

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Life Sciences Tools & Services - 0.1% - (continued)
$ 20,000	BBB	2.950% due 9/19/26	$19,594

		Total Life Sciences Tools & Services	348,716

Media - 1.1%
		21st Century Fox America Inc., Company Guaranteed Notes:
30,000	BBB+	4.500% due 2/15/21	32,333
125,000	BBB+	8.500% due 2/23/25	166,108
115,000	BBB+	3.700% due 10/15/25	119,078
25,000	BBB+	6.200% due 12/15/34	30,762
10,000	BBB+	6.900% due 8/15/39	13,237
60,000	BB+	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 5.125% due 5/1/27(a)	61,613
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
595,000	BBB-	4.464% due 7/23/22	639,184
40,000	BBB-	4.908% due 7/23/25	43,486
10,000	BBB-	6.384% due 10/23/35	11,760
385,000	BBB-	6.484% due 10/23/45	462,422
65,000	BBB-	5.375% due 5/1/47(a)	68,376
160,000	A-	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 9.455% due 11/15/22	216,192
		Comcast Corp., Company Guaranteed Notes:
30,000	A-	5.875% due 2/15/18	30,936
430,000	A-	5.700% due 5/15/18	447,072
15,000	A-	3.150% due 3/1/26	15,130
37,000	A-	2.350% due 1/15/27	34,898
340,000	A-	3.300% due 2/1/27	346,840
30,000	A-	6.500% due 11/15/35	39,415
40,000	A-	6.450% due 3/15/37	52,752
20,000	A-	6.950% due 8/15/37	27,893
10,000	A-	6.550% due 7/1/39	13,421
61,000	A-	4.650% due 7/15/42	65,952
190,000	A-	3.400% due 7/15/46	170,996
225,000	B-	CSC Holdings LLC, Senior Unsecured Notes, 8.625% due 2/15/19	247,500
46,000	BBB-	Discovery Communications LLC, Company Guaranteed Notes, 4.875% due 4/1/43	42,238
		DISH DBS Corp., Company Guaranteed Notes:
20,000	B+	5.125% due 5/1/20	21,150
80,000	B+	6.750% due 6/1/21	88,800
150,000	B+	5.875% due 7/15/22	160,500
150,000	B+	5.875% due 11/15/24	160,312
		NBCUniversal Media LLC, Company Guaranteed Notes:
40,000	A-	5.150% due 4/30/20	43,805
170,000	A-	4.375% due 4/1/21	184,373
171,000	A-	4.450% due 1/15/43	180,066
200,000	B+	SFR Group SA, Senior Secured Notes, 6.000% due 5/15/22(a)	209,500
70,000	BB+	TEGNA Inc., Company Guaranteed Notes, 5.500% due 9/15/24(a)	72,712
		Time Warner Cable LLC, Senior Secured Notes:
500,000	BBB-	6.750% due 7/1/18	525,707
54,000	BBB-	8.750% due 2/14/19	59,946
410,000	BBB-	8.250% due 4/1/19	455,073
200,000	BBB-	5.000% due 2/1/20	213,900
140,000	BBB-	4.125% due 2/15/21	147,581
385,000	BBB-	4.000% due 9/1/21	404,951
230,000	BBB-	7.300% due 7/1/38	294,159
20,000	BBB-	5.875% due 11/15/40	22,456
100,000	BBB-	5.500% due 9/1/41	107,203
40,000	BBB-	Time Warner Entertainment Co. LP, Senior Secured Notes, 8.375% due 7/15/33	55,418
		Time Warner Inc., Company Guaranteed Notes:
60,000	BBB	4.700% due 1/15/21	64,542
110,000	BBB	4.750% due 3/29/21	118,852
120,000	BBB	3.600% due 7/15/25	120,233
234,000	BBB	3.875% due 1/15/26	236,752
130,000	BBB	3.800% due 2/15/27	130,044

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Media - 1.1% - (continued)
$ 30,000	BBB	6.250% due 3/29/41	$35,297
		Viacom Inc., Senior Unsecured Notes:
40,000	BBB-	4.250% due 9/1/23	41,887
10,000	BBB-	3.875% due 4/1/24	10,164
93,000	A+	Walt Disney Co. (The), Senior Unsecured Notes, 1.850% due 7/30/26	85,106

		Total Media	7,650,083

Metals & Mining - 0.5%
200,000	BB+	Anglo American Capital PLC, Company Guaranteed Notes, 4.750% due 4/10/27(a)	207,000
30,000	BB+	ArcelorMittal, Senior Unsecured Notes, 7.500% due 10/15/39	33,744
		Barrick Gold Corp., Senior Unsecured Notes:
107,000	BBB-	4.100% due 5/1/23	116,606
40,000	BBB-	5.250% due 4/1/42	45,123
		Barrick North America Finance LLC, Company Guaranteed Notes:
34,000	BBB-	4.400% due 5/30/21	36,868
70,000	BBB-	5.700% due 5/30/41	82,319
90,000	BBB-	5.750% due 5/1/43	108,906
		BHP Billiton Finance USA Ltd., Company Guaranteed Notes:
150,000	A	5.000% due 9/30/43	172,510
310,000	BBB+	6.750% due 10/19/75(a)(c)	352,213
		Freeport-McMoRan Inc., Company Guaranteed Notes:
298,000	BB-	6.125% due 6/15/19(a)	303,215
30,000	BB-	4.000% due 11/14/21	29,436
10,000	BB-	5.450% due 3/15/43	8,506
330,000	BBB	Glencore Finance Canada Ltd., Company Guaranteed Notes, 2.700% due 10/25/17(a)	330,821
		Glencore Funding LLC, Company Guaranteed Notes:
20,000	BBB	4.125% due 5/30/23(a)	20,569
210,000	BBB	4.625% due 4/29/24(a)	219,992
280,000	BBB	4.000% due 3/27/27(a)	277,091
310,000	A-	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 9.000% due 5/1/19	351,826
660,000	BBB	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	648,433
260,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	280,800

		Total Metals & Mining	3,625,978

Multiline Retail - 0.0%
		Target Corp., Senior Unsecured Notes:
160,000	A	2.500% due 4/15/26(g)	153,182
70,000	A	3.625% due 4/15/46	65,579

		Total Multiline Retail	218,761

Oil, Gas & Consumable Fuels - 2.5%
140,000	BBB	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	181,645
		Anadarko Petroleum Corp., Senior Unsecured Notes:
70,000	BBB	4.850% due 3/15/21	75,417
200,000	BBB	3.450% due 7/15/24	197,843
40,000	BBB	6.450% due 9/15/36	47,757
150,000	BBB	4.500% due 7/15/44	143,980
40,000	BBB	6.600% due 3/15/46	49,807
		Apache Corp., Senior Unsecured Notes:
43,000	BBB	6.000% due 1/15/37	50,603
309,000	BBB	5.100% due 9/1/40	327,016
70,000	BBB	4.750% due 4/15/43	71,612
60,000	BBB	4.250% due 1/15/44	57,477
		BP Capital Markets PLC, Company Guaranteed Notes:
110,000	A-	3.245% due 5/6/22	114,084
230,000	A-	3.216% due 11/28/23	235,450
300,000	A-	3.506% due 3/17/25	309,973
		Cenovus Energy Inc., Senior Unsecured Notes:
430,000	BBB	5.700% due 10/15/19	461,296
120,000	BBB	3.000% due 8/15/22	118,493
138,000	(P)BB-	Cheniere Corpus Christi Holdings LLC, Senior Secured Notes, 5.125% due 6/30/27(a)	140,070
		Chevron Corp., Senior Unsecured Notes:
125,000	AA-	2.895% due 3/3/24	127,135
330,000	AA-	2.954% due 5/16/26	330,252
530,000	A+	CNOOC Finance 2015 USA LLC, Company Guaranteed Notes, 3.500% due 5/5/25	532,449

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.5% - (continued)
$ 20,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 10/1/22	$20,700
180,000	A-	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	198,826
30,000	BB+	Continental Resources Inc., Company Guaranteed Notes, 4.500% due 4/15/23	29,475
		Devon Energy Corp., Senior Unsecured Notes:
148,000	BBB	3.250% due 5/15/22	149,789
200,000	BBB	5.850% due 12/15/25(g)	232,931
190,000	BBB	5.600% due 7/15/41	207,631
129,000	BBB	5.000% due 6/15/45	133,272
72,000	BB-	Diamondback Energy Inc., Company Guaranteed Notes, 4.750% due 11/1/24(a)	72,540
15,000	BBB+	Dominion Energy Gas Holdings LLC, Senior Unsecured Notes, 4.600% due 12/15/44	15,547
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BBB	4.125% due 1/16/25	93,338
650,000	BBB	5.875% due 5/28/45	603,460
285,000	BBB-	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 8.625% due 1/15/22	349,872
		Enbridge Energy Partners LP, Senior Unsecured Notes:
21,000	BBB	5.875% due 10/15/25	24,310
13,000	BBB	7.375% due 10/15/45	17,100
30,000	BBB+	Enbridge Inc., Senior Unsecured Notes, 3.500% due 6/10/24	30,324
17,000	BBB	Encana Corp., Senior Unsecured Notes, 6.625% due 8/15/37	20,064
		Energy Transfer LP, Senior Unsecured Notes:
10,000	BBB-	4.900% due 2/1/24	10,707
29,000	BBB-	4.050% due 3/15/25	29,535
178,000	BBB-	4.750% due 1/15/26	188,538
300,000	BBB-	8.250% due 11/15/29	396,029
90,000	BBB-	4.900% due 3/15/35	89,754
120,000	BBB-	5.150% due 3/15/45	118,854
40,000	BBB-	EnLink Midstream Partners LP, Senior Unsecured Notes, 2.700% due 4/1/19	40,065
87,000	BB	Ensco PLC, Senior Unsecured Notes, 8.000% due 1/31/24	86,130
		Enterprise Products Operating LLC, Company Guaranteed Notes:
130,000	BBB+	6.300% due 9/15/17	131,723
60,000	BBB+	3.700% due 2/15/26	61,742
30,000	BBB+	4.900% due 5/15/46	32,180
125,000	BBB+	EOG Resources Inc., Senior Unsecured Notes, 2.450% due 4/1/20	126,072
140,000	CCC+	EP Energy LLC/Everest Acquisition Finance Inc., Company Guaranteed Notes, 6.375% due 6/15/23	100,975
		Exxon Mobil Corp., Senior Unsecured Notes:
240,000	AA+	3.043% due 3/1/26	243,976
70,000	AA+	4.114% due 3/1/46	73,722
		Halliburton Co., Senior Unsecured Notes:
220,000	BBB+	3.800% due 11/15/25	227,667
20,000	BBB+	4.850% due 11/15/35	21,487
140,000	BBB+	5.000% due 11/15/45	152,454
		Hess Corp., Senior Unsecured Notes:
140,000	BBB-	4.300% due 4/1/27	140,852
10,000	BBB-	7.300% due 8/15/31	12,141
45,000	BBB-	5.800% due 4/1/47	48,362
		Kerr-McGee Corp., Company Guaranteed Notes:
200,000	BBB	6.950% due 7/1/24	238,489
75,000	BBB	7.875% due 9/15/31	98,335
		Kinder Morgan Energy Partners LP, Company Guaranteed Notes:
120,000	BBB-	6.850% due 2/15/20	134,190
460,000	BBB-	6.500% due 4/1/20	509,018
140,000	BBB-	5.400% due 9/1/44	144,318
		Kinder Morgan Inc., Company Guaranteed Notes:
40,000	BBB-	3.050% due 12/1/19	40,881
35,000	BBB-	5.050% due 2/15/46	35,447
40,000	BBB	Marathon Petroleum Corp., Senior Unsecured Notes, 4.750% due 9/15/44	37,761
		MPLX LP, Senior Unsecured Notes:
210,000	BBB-	4.875% due 6/1/25	225,399
110,000	BBB-	5.200% due 3/1/47	114,476
		NiSource Finance Corp., Company Guaranteed Notes:
320,000	BBB+	3.490% due 5/15/27	325,320
200,000	BBB+	5.250% due 2/15/43	228,881

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 2.5% - (continued)
		Noble Energy Inc., Senior Unsecured Notes:
$ 60,000	BBB	4.150% due 12/15/21	$63,527
160,000	BBB	3.900% due 11/15/24	165,721
110,000	BBB	5.250% due 11/15/43	114,821
		Occidental Petroleum Corp., Senior Unsecured Notes:
100,000	A	3.125% due 2/15/22	103,193
90,000	A	3.400% due 4/15/26	91,873
90,000	A	4.625% due 6/15/45	96,284
1,000,000	BBB-	Panhandle Eastern Pipe Line Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,108,154
1,090,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.375% due 1/27/21	1,115,397
93,000	A-	Petro-Canada, Senior Unsecured Notes, 6.800% due 5/15/38	123,569
		Petroleos Mexicanos, Company Guaranteed Notes:
400,000	BBB+	6.000% due 3/5/20	433,348
510,000	BBB+	3.500% due 1/30/23	495,848
19,000	BBB+	6.625% due 6/15/35	20,085
35,000	BBB+	6.500% due 6/2/41	35,430
23,000	BBB	Pioneer Natural Resources Co., Senior Unsecured Notes, 4.450% due 1/15/26	24,785
120,000	BB+	QEP Resources Inc., Senior Unsecured Notes, 6.875% due 3/1/21	126,600
		Range Resources Corp., Company Guaranteed Notes:
20,000	BB+	5.875% due 7/1/22(a)	20,550
110,000	BB+	5.000% due 3/15/23(a)	107,663
30,000	BB+	4.875% due 5/15/25	28,687
135,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 3/1/25	150,154
		Schlumberger Holdings Corp., Senior Unsecured Notes:
170,000	AA-	3.000% due 12/21/20(a)	174,263
120,000	AA-	4.000% due 12/21/25(a)	127,026
20,000	AA-	Schlumberger Norge AS, Company Guaranteed Notes, 4.200% due 1/15/21(a)	21,290
20,000	BB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(g)	20,050
		Shell International Finance BV, Company Guaranteed Notes:
180,000	A	4.375% due 3/25/20	192,368
260,000	A	2.875% due 5/10/26	258,393
194,000	A	4.550% due 8/12/43	207,006
220,000	A	4.375% due 5/11/45	232,083
40,000	A	4.000% due 5/10/46	39,627
58,000	BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	79,536
35,000	BBB-	Sunoco Logistics Partners Operations LP, Company Guaranteed Notes, 5.350% due 5/15/45	35,736
800,000	BBB+	Texas Eastern Transmission LP, Senior Unsecured Notes, 2.800% due 10/15/22(a)	793,114
140,000	A-	TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 8/1/22	140,407
280,000	BBB	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 7.850% due 2/1/26	367,437
		Whiting Petroleum Corp., Company Guaranteed Notes:
30,000	BB-	5.000% due 3/15/19	30,075
60,000	BB-	6.250% due 4/1/23(g)	60,000
166,000	BB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 8.750% due 3/15/32	214,970

		Total Oil, Gas & Consumable Fuels	17,656,088

Paper & Forest Products - 0.0%
110,000	BBB-	Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 4.750% due 1/11/22	115,867
		Georgia-Pacific LLC, Senior Unsecured Notes:
40,000	A+	3.600% due 3/1/25(a)	41,508
60,000	A+	7.750% due 11/15/29	83,975

		Total Paper & Forest Products	241,350

Personal Products - 0.0%
290,000	A+	Unilever Capital Corp., Company Guaranteed Notes, 1.800% due 5/5/20	290,049

Pharmaceuticals - 1.1%
		AbbVie Inc., Senior Unsecured Notes:
100,000	A-	3.600% due 5/14/25	102,527
117,000	A-	4.500% due 5/14/35	121,045
60,000	A-	4.300% due 5/14/36	60,678
39,000	A-	4.400% due 11/6/42	38,895
389,000	A-	4.450% due 5/14/46	390,557
		Allergan Funding SCS, Company Guaranteed Notes:
200,000	BBB	2.350% due 3/12/18	200,922
1,220,000	BBB	3.000% due 3/12/20	1,247,551

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 1.1% - (continued)
$ 150,000	BBB	3.450% due 3/15/22	$155,713
635,000	BBB	3.800% due 3/15/25	658,474
400,000	BBB	4.550% due 3/15/35	415,960
94,000	BBB	4.750% due 3/15/45	99,761
200,000	A-	AstraZeneca PLC, Senior Unsecured Notes, 3.375% due 11/16/25	205,233
34,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 5.250% due 6/23/45	38,895
200,000	A-	Bayer US Finance LLC, Company Guaranteed Notes, 3.000% due 10/8/21(a)	204,646
80,000	AA-	Eli Lilly & Co., Senior Unsecured Notes, 3.100% due 5/15/27	81,178
180,000	A+	GlaxoSmithKline Capital PLC, Company Guaranteed Notes, 2.850% due 5/8/22	185,320
		Johnson & Johnson, Senior Unsecured Notes:
130,000	AAA	2.950% due 3/3/27	132,554
110,000	AAA	3.625% due 3/3/37	113,692
25,000	AAA	3.700% due 3/1/46	25,491
500,000	BBB+	Medco Health Solutions Inc., Company Guaranteed Notes, 7.125% due 3/15/18	521,096
90,000	AA	Merck & Co., Inc., Senior Unsecured Notes, 2.750% due 2/10/25	90,279
75,000	BBB-	Mylan NV, Company Guaranteed Notes, 3.950% due 6/15/26	75,403
140,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.100% due 5/17/27	142,875
40,000	AA	Pfizer Inc., Senior Unsecured Notes, 4.125% due 12/15/46	41,775
725,000	BBB-	Shire Acquisitions Investments Ireland DAC, Company Guaranteed Notes, 1.900% due 9/23/19	722,222
125,000	BBB	Teva Pharmaceutical Finance Co. BV, Company Guaranteed Notes, 2.950% due 12/18/22	124,790
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
115,000	BBB	1.400% due 7/20/18	114,507
110,000	BBB	2.200% due 7/21/21	107,971
750,000	BBB	2.800% due 7/21/23	730,124
100,000	BBB	3.150% due 10/1/26(g)	94,103
82,000	BBB	4.100% due 10/1/46	72,574
		Valeant Pharmaceuticals International Inc., Company Guaranteed Notes:
300,000	B-	5.500% due 3/1/23(a)	243,813
515,000	B-	6.125% due 4/15/25(a)	416,506
130,000	AA	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	166,415

		Total Pharmaceuticals	8,143,545

Real Estate Investment Trusts (REITs) - 1.1%
700,000	BBB	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 2.750% due 1/15/20	705,649
141,000	BBB-	American Tower Corp., Senior Unsecured Notes, 3.300% due 2/15/21	144,897
50,000	A-	AvalonBay Communities Inc., Senior Unsecured Notes, 3.450% due 6/1/25	51,187
400,000	A-	Boston Properties LP, Senior Unsecured Notes, 2.750% due 10/1/26	379,399
464,000	BBB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 3.849% due 4/15/23	488,403
		Crown Castle International Corp., Senior Unsecured Notes:
10,000	BBB-	3.400% due 2/15/21	10,332
15,000	BBB-	3.700% due 6/15/26	15,190
653,000	BBB+	Duke Realty LP, Company Guaranteed Notes, 6.500% due 1/15/18	673,018
80,000	A-	ERP Operating LP, Senior Unsecured Notes, 4.500% due 7/1/44	84,687
		HCP Inc., Senior Unsecured Notes:
525,000	BBB	3.750% due 2/1/19	537,480
555,000	BBB	4.250% due 11/15/23	583,568
120,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 4.750% due 3/1/23	129,021
750,000	BBB+	Kimco Realty Corp., Senior Unsecured Notes, 4.300% due 2/1/18	757,647
60,000	BBB+	Realty Income Corp., Senior Unsecured Notes, 3.000% due 1/15/27	57,360
130,000	B+	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24(a)	132,210
400,000	BBB-	SL Green Realty Corp., Company Guaranteed Notes, 7.750% due 3/15/20	450,754
125,000	BBB+	Ventas Realty LP, Company Guaranteed Notes, 3.750% due 5/1/24	128,165
1,240,000	BBB+	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 2.700% due 4/1/20	1,254,652
654,000	BBB+	WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 2.700% due 9/17/19(a)	660,072
695,000	BBB+	Welltower Inc., Senior Unsecured Notes, 4.950% due 1/15/21	749,993

		Total Real Estate Investment Trusts (REITs)	7,993,684

Road & Rail - 0.1%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
50,000	A	4.375% due 9/1/42	53,761
4,000	A	4.550% due 9/1/44	4,402

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Road & Rail - 0.1% - (continued)
$ 10,000	A	3.900% due 8/1/46	$10,134
170,000	BBB+	CSX Corp., Senior Unsecured Notes, 2.600% due 11/1/26	164,361
		Norfolk Southern Corp., Senior Unsecured Notes:
50,000	BBB+	2.900% due 6/15/26	49,403
75,000	BBB+	3.150% due 6/1/27	75,347
		Union Pacific Corp., Senior Unsecured Notes:
64,000	A	4.163% due 7/15/22	69,634
64,000	A	3.875% due 2/1/55	61,493

		Total Road & Rail	488,535

Semiconductors & Semiconductor Equipment - 0.3%
60,000	BBB	Analog Devices Inc., Senior Unsecured Notes, 3.500% due 12/5/26	60,900
30,000	A-	Applied Materials Inc., Senior Unsecured Notes, 4.350% due 4/1/47	31,609
		Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes:
480,000	BBB-	3.000% due 1/15/22(a)	484,281
110,000	BBB-	3.625% due 1/15/24(a)	112,193
		Intel Corp., Senior Unsecured Notes:
210,000	A+	2.350% due 5/11/22	211,512
70,000	A+	3.700% due 7/29/25	74,266
50,000	A+	4.900% due 7/29/45	57,629
30,000	A+	4.100% due 5/19/46	30,744
6,000	BBB	KLA-Tencor Corp., Senior Unsecured Notes, 4.650% due 11/1/24	6,519
54,000	BBB	Lam Research Corp., Senior Unsecured Notes, 2.800% due 6/15/21	54,749
		NVIDIA Corp., Senior Unsecured Notes:
85,000	BBB-	2.200% due 9/16/21	84,530
95,000	BBB-	3.200% due 9/16/26	94,114
		QUALCOMM Inc., Senior Unsecured Notes:
210,000	A	2.100% due 5/20/20	210,894
85,000	A	3.450% due 5/20/25	87,789
79,000	A	4.800% due 5/20/45	85,421
105,000	A3(b)	Xilinx Inc., Senior Unsecured Notes, 2.950% due 6/1/24	105,847

		Total Semiconductors & Semiconductor Equipment	1,792,997

Software - 0.8%
460,000	BBB	Activision Blizzard Inc., Senior Unsecured Notes, 6.125% due 9/15/23(a)	495,803
70,000	BB+	CDK Global Inc., Senior Unsecured Notes, 5.000% due 10/15/24	72,754
		Fidelity National Information Services Inc.:
35,000	BBB	Company Guaranteed Notes, 3.500% due 4/15/23	36,274
29,000	BBB	Senior Unsecured Notes, 5.000% due 10/15/25	32,402
		First Data Corp., Senior Secured Notes:
136,000	BB	5.375% due 8/15/23(a)	143,140
95,000	BB	5.000% due 1/15/24(a)	98,728
		Microsoft Corp., Senior Unsecured Notes:
190,000	AAA	1.850% due 2/6/20	191,008
80,000	AAA	1.550% due 8/8/21	78,809
195,000	AAA	2.650% due 11/3/22	199,503
105,000	AAA	2.000% due 8/8/23	102,658
270,000	AAA	2.875% due 2/6/24	275,154
70,000	AAA	2.700% due 2/12/25	70,146
110,000	AAA	3.125% due 11/3/25	113,179
625,000	AAA	2.400% due 8/8/26	603,341
660,000	AAA	3.300% due 2/6/27	683,764
10,000	AAA	3.450% due 8/8/36	9,819
20,000	AAA	4.100% due 2/6/37	21,341
350,000	AAA	3.750% due 2/12/45	344,637
170,000	AAA	3.700% due 8/8/46	166,610
30,000	AAA	4.250% due 2/6/47	32,017
130,000	AAA	3.950% due 8/8/56	128,320
200,000	AAA	4.500% due 2/6/57	216,840
		Oracle Corp., Senior Unsecured Notes:
220,000	AA-	1.200% due 10/15/17	219,937
175,000	AA-	2.800% due 7/8/21	180,306
270,000	AA-	1.900% due 9/15/21	268,341
193,000	AA-	3.400% due 7/8/24	201,184

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Software - 0.8% - (continued)
$ 105,000	AA-	2.650% due 7/15/26	$102,052
100,000	AA-	4.500% due 7/8/44	107,127
90,000	AA-	4.000% due 7/15/46	89,369
125,000	BB+	Quintiles IMS Inc., Company Guaranteed Notes, 4.875% due 5/15/23(a)	129,062

		Total Software	5,413,625

Specialty Retail - 0.3%
61,000	BBB	Dollar General Corp., Senior Unsecured Notes, 4.150% due 11/1/25	64,636
160,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	170,240
		Lowe’s Cos., Inc., Senior Unsecured Notes:
45,000	A-	2.500% due 4/15/26	43,317
40,000	A-	4.050% due 5/3/47	40,573
		Walgreens Boots Alliance Inc., Senior Unsecured Notes:
1,055,000	BBB	3.450% due 6/1/26	1,056,431
75,000	BBB	4.800% due 11/18/44	79,167
45,000	BBB	4.650% due 6/1/46	46,557
		Wal-Mart Stores Inc., Senior Unsecured Notes:
300,000	AA	3.250% due 10/25/20	314,083
11,000	AA	6.500% due 8/15/37	15,250
475,000	AA	4.750% due 10/2/43	553,026
73,000	AA	4.300% due 4/22/44	79,687

		Total Specialty Retail	2,462,967

Technology Hardware, Storage & Peripherals - 0.4%
		Apple Inc., Senior Unsecured Notes:
103,000	AA+	2.850% due 5/6/21	106,313
490,000	AA+	2.300% due 5/11/22	492,413
280,000	AA+	2.450% due 8/4/26	269,713
220,000	AA+	3.350% due 2/9/27	226,189
75,000	AA+	3.200% due 5/11/27	76,157
75,000	AA+	3.450% due 2/9/45	69,830
40,000	AA+	4.650% due 2/23/46	44,661
235,000	AA+	3.850% due 8/4/46	233,924
20,000	AA+	4.250% due 2/9/47	21,037
		Dell International LLC/EMC Corp., Senior Secured Notes:
480,000	BBB-	3.480% due 6/1/19(a)	491,674
370,000	BBB-	4.420% due 6/15/21(a)	390,261
		DXC Technology Co., Senior Unsecured Notes:
15,000	BBB	2.875% due 3/27/20(a)	15,223
130,000	BBB	4.250% due 4/15/24(a)	135,310

		Total Technology Hardware, Storage & Peripherals	2,572,705

Tobacco - 0.2%
		Altria Group Inc., Company Guaranteed Notes:
260,000	A-	9.250% due 8/6/19	299,817
130,000	A-	4.750% due 5/5/21	142,318
102,000	A-	5.375% due 1/31/44	121,676
		Philip Morris International Inc., Senior Unsecured Notes:
190,000	A	2.900% due 11/15/21	195,268
60,000	A	4.500% due 3/20/42	63,144
		Reynolds American Inc., Company Guaranteed Notes:
10,000	BBB+	8.125% due 6/23/19	11,219
61,000	BBB+	3.250% due 6/12/20	63,198
50,000	BBB+	4.000% due 6/12/22	53,312
110,000	BBB+	4.450% due 6/12/25	118,730
240,000	BBB+	5.850% due 8/15/45	291,759

		Total Tobacco	1,360,441

Transportation Infrastructure - 0.0%
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
40,000	BB-	5.250% due 8/15/22(a)	42,125
60,000	BB-	5.500% due 2/15/24(a)	63,338

		Total Transportation Infrastructure	105,463

Wireless Telecommunication Services - 0.4%
250,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.375% due 7/15/23(a)	261,563
330,000	A-	América Móvil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	355,389

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Wireless Telecommunication Services - 0.4% - (continued)
$ 300,000	BBB-	Bharti Airtel Ltd., Senior Unsecured Notes, 4.375% due 6/10/25(a)	$303,133
50,000	BBB+	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	63,122
90,000	B	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	113,681
93,000	B+	Sprint Communications Inc., Company Guaranteed Notes, 9.000% due 11/15/18(a)	102,184
		Sprint Corp., Company Guaranteed Notes:
20,000	B	7.250% due 9/15/21	22,756
30,000	B	7.875% due 9/15/23	34,725
280,000	B	7.625% due 2/15/25	322,700
675,000	Baa2(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Asset-Backed, 3.360% due 9/20/21(a)	685,753
		Telefónica Emisiones SAU, Company Guaranteed Notes:
70,000	BBB	5.877% due 7/15/19	75,527
80,000	BBB	5.134% due 4/27/20	86,569
115,000	BB	T-Mobile USA Inc., Company Guaranteed Notes, 5.375% due 4/15/27	122,763

		Total Wireless Telecommunication Services	2,549,865

		TOTAL CORPORATE BONDS & NOTES (Cost - $203,372,702)	210,968,814

MORTGAGE-BACKED SECURITIES - 26.6%
FHLMC- 6.0%
		Federal Home Loan Mortgage Corp. (FHLMC), Gold:
83,959		6.000% due 2/1/18 - 6/1/39	94,037
857,037		5.000% due 6/1/21 - 6/1/41	947,579
12,019,023		4.000% due 10/1/25 - 4/1/47	12,766,488
70,946		4.500% due 4/1/29	76,565
946,791		5.500% due 1/1/30 - 2/1/40	1,051,068
10,471,805		3.000% due 3/1/31 - 1/1/47	10,554,463
1,244,201		2.500% due 12/1/31 - 1/1/32	1,259,233
232,147		6.500% due 8/1/37 - 9/1/39	261,565
23,416		7.000% due 3/1/39	26,397
10,888,058		3.500% due 12/1/42 - 8/1/46	11,286,803
4,300,000		3.500% due 7/1/46(h)	4,434,543
600,000		4.000% due 7/1/47(h)	632,613

		TOTAL FHLMC	43,391,354

FNMA - 15.9%
		Federal National Mortgage Association (FNMA):
15,536,795		4.000% due 10/1/19 - 5/1/47	16,503,991
2,010,141		5.500% due 10/1/19 - 9/1/56	2,256,593
1,035,000		4.399% due 2/1/20	1,100,484
1,145,000		3.459% due 11/1/20	1,200,088
475,317		3.540% due 11/1/20	498,894
183,019		6.000% due 9/1/21 - 10/1/35	207,241
1,134,994		3.650% due 11/1/21	1,204,578
1,975,041		5.000% due 6/1/22 - 5/1/42	2,177,044
5,222,081		4.500% due 3/1/24 - 10/1/44	5,656,936
22,086,422		3.500% due 11/1/25 - 5/1/47	22,923,638
4,291,499		2.500% due 9/1/26 - 10/1/42	4,325,232
1,466,222		2.964% due 5/1/27	1,490,691
19,972,743		3.000% due 12/1/27 - 4/1/47	20,232,010
525,000		3.010% due 4/1/28	533,959
545,000		3.050% due 4/1/28	556,265
445,000		3.390% due 1/1/31	461,816
275,000		3.200% due 3/1/31	280,821
470,000		2.600% due 10/1/31	448,565
1,400,000		2.500% due 6/1/32(h)	1,414,492
7,570,000		3.000% due 6/1/32 - 7/1/46(h)	7,645,235
220,136		3.267% due 3/1/34(c)	231,313
380,919		3.360% due 7/1/35	391,239
66,047		2.578% due 10/1/35(c)	68,579
53,146		2.604% due 11/1/35(c)	55,250
20,713		2.654% due 11/1/35(c)	21,567
92,633		2.873% due 9/1/36(c)	97,882

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
FNMA - 15.9% - (continued)
$ 58,029	7.000% due 4/1/37	$64,929
108,167	3.015% due 5/1/37(c)	115,038
406,036	6.500% due 9/1/37 - 5/1/40	457,280
1,745,000	4.000% due 6/1/42(h)	1,843,843
1,035,000	3.500% due 6/1/47(h)	1,069,153
9,975,000	4.500% due 6/1/47(h)	10,757,219
1,775,000	5.000% due 6/1/47(h)	1,951,841
5,500,000	4.000% due 7/1/47(h)	5,801,120

	TOTAL FNMA	114,044,826

GNMA - 4.7%
	Government National Mortgage Association (GNMA):
60,391	6.000% due 12/15/33 - 1/15/38	68,787
722,417	5.000% due 10/15/34 - 9/15/40	802,436
64,128	5.500% due 5/15/37 - 6/15/38	71,938
104,465	6.500% due 1/15/38 - 10/15/38	124,077
191,398	4.500% due 3/15/41	207,967
793,591	4.000% due 6/15/41 - 11/15/45	855,076
	Government National Mortgage Association II (GNMA):
1,115	9.000% due 11/20/21	1,201
151,014	6.000% due 7/20/37 - 11/20/40	172,508
1,515,507	4.500% due 1/20/40 - 3/20/46	1,639,276
297,067	5.000% due 7/20/40 - 9/20/41	328,771
376,593	4.000% due 11/20/40 - 7/20/42	401,488
3,898,343	3.000% due 1/20/43 - 12/20/46	3,979,729
8,849,670	3.500% due 6/20/43 - 3/20/47	9,248,730
4,700,000	3.000% due 6/20/47(h)	4,791,246
5,755,000	3.500% due 6/20/47(h)	6,004,533
3,025,000	4.000% due 6/20/47(h)	3,202,010
1,625,000	4.500% due 6/20/47(h)	1,739,734

	TOTAL GNMA	33,639,507

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $190,863,736)	191,075,687

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 25.0%
U.S. GOVERNMENT OBLIGATIONS - 24.5%
	U.S. Treasury Bonds:
1,285,000	5.000% due 5/15/37	1,771,870
615,000	4.625% due 2/15/40	812,352
690,000	3.750% due 8/15/41	806,936
3,190,000	3.125% due 11/15/41	3,371,495
222,000	2.750% due 11/15/42	218,514
100,000	3.125% due 2/15/43	105,316
8,905,000	3.750% due 11/15/43	10,440,418
2,180,000	3.375% due 5/15/44	2,401,704
415,000	3.125% due 8/15/44	437,217
290,000	2.500% due 2/15/45	269,779
16,300,000	3.000% due 5/15/45	16,749,521
625,000	2.875% due 8/15/45	626,514
3,490,000	2.500% due 2/15/46	3,236,294
6,909,000	2.875% due 11/15/46	6,923,709
2,985,000	3.000% due 2/15/47	3,068,893
10,850,000	3.000% due 5/15/47	11,161,721
	U.S. Treasury Inflation Indexed Bonds:
295,531	2.125% due 2/15/40	375,006
668,949	0.750% due 2/15/42	649,630
240,601	1.375% due 2/15/44	267,044
2,459,301	0.875% due 2/15/47	2,439,376
	U.S. Treasury Inflation Indexed Notes:
4,701,022	0.125% due 4/15/21	4,739,998
1,513,760	0.125% due 4/15/22	1,522,835
3,069,527	0.375% due 7/15/23	3,129,539
491,089	0.625% due 1/15/24	504,930

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 24.5% - (continued)
$ 3,458,140		0.125% due 7/15/26	$3,393,061
2,089,210		0.375% due 1/15/27	2,089,738
		U.S. Treasury Notes:
3,520,000		0.750% due 10/31/17	3,515,325
6,790,000		1.250% due 4/30/19	6,786,686
5,195,000		1.250% due 5/31/19	5,192,262
9,824,000		1.500% due 4/15/20	9,846,644
2,450,000		1.500% due 5/15/20	2,455,072
3,410,000		1.500% due 5/31/20	3,415,395
2,225,000		1.625% due 6/30/20	2,235,518
870,000		2.000% due 9/30/20	883,696
3,030,000		1.375% due 5/31/21	2,999,639
315,000		1.250% due 10/31/21	309,014
307,500		2.000% due 11/15/21	311,578
2,430,000		2.000% due 12/31/21	2,459,853
3,130,000		1.500% due 1/31/22	3,097,846
1,835,000		1.875% due 3/31/22	1,845,823
20,455,000		1.875% due 4/30/22	20,570,857
11,441,500		1.750% due 5/31/22	11,443,068
1,035,000		1.500% due 3/31/23	1,012,864
250,000		1.375% due 6/30/23	242,266
430,000		1.375% due 9/30/23	415,420
1,338,000		2.125% due 2/29/24	1,349,629
3,395,000		2.125% due 3/31/24	3,422,516
80,000		2.250% due 11/15/25	80,653
100,000		1.625% due 5/15/26	95,533
380,000		1.500% due 8/15/26	358,299
1,460,000		2.250% due 2/15/27	1,465,646
8,110,000		2.375% due 5/15/27	8,238,779

		TOTAL U.S. GOVERNMENT OBLIGATIONS	175,563,291

U.S. GOVERNMENT AGENCIES - 0.5%
345,000		Federal Home Loan Bank (FHLB), 4.000% due 9/1/28	385,138
		Federal National Mortgage Association (FNMA):
650,000		zero coupon, due 10/9/19(i)	623,542
405,000		7.125% due 1/15/30	596,253
		Federal National Mortgage Association (FNMA), Principal Strip:
575,000		zero coupon, due 1/15/30(i)	394,709
595,000		zero coupon, due 5/15/30(i)	401,801
		Residual Funding Corp., Principal Strip:
240,000		zero coupon, due 7/15/20(i)	227,662
325,000		zero coupon, due 1/15/21(i)	303,832

		TOTAL U.S. GOVERNMENT AGENCIES	2,932,937

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $176,536,995)	178,496,228

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7%
270,000	AAA	225 Liberty Street Trust, Series 2016-225L, Class A, 3.597% due 2/10/36(a)	282,575
2,800,000	CCC	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 1.244% due 2/25/37(c)	2,571,356
1,026	AAA	ACE Securities Corp. Home Equity Loan Trust, Series 2004-SD1, Class A1, 1.514% due 11/25/33(c)	1,029
102,431	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.674% due 6/25/29(c)	83,489
1,265,174	CCC	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A1B, 1.174% due 12/25/36(c)	1,231,535
480,000	AA-	BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.490% due 4/14/33(a)	492,743
69,053	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.175% due 7/25/34(c)	70,549
359,537	A+	Bayview Commercial Asset Trust, Series 2007-3, Class A1, 1.231% due 7/25/37(a)(c)	323,687
317,883	NR	BCAP LLC, Series 2013-RR1, Class 6A1, 3.429% due 5/26/36(a)(c)	320,512
		Bear Stearns Adjustable Rate Mortgage Trust:
111,823	AA	Series 2005-2, Class A2, 3.636% due 3/25/35(c)	113,262
380,791	WD(j)	Series 2007-3, Class 1A1, 3.644% due 5/25/47(c)	362,799

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
		Bear Stearns ALT-A Trust:
$ 256,805	BBB+	Series 2004-7, Class 2A1, 3.286% due 8/25/34(c)	$263,169
186,997	CCC	Series 2005-2, Class 2A4, 3.328% due 4/25/35(c)	183,304
162,164	B	Series 2005-4, Class 23A2, 3.475% due 5/25/35(c)	160,491
633,197	CCC	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(c)	626,339
565,000	A	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% due 6/11/50(c)	573,233
196,118	BBB	Bear Stearns Structured Products Trust, Series 2007-EMX1, Class A1, 2.024% due 3/25/37(a)(c)	195,257
529,988	BB	Bravo Mortgage Asset Trust, Series 2006-1A, Class A2, 1.264% due 7/25/36(a)(c)	518,796
1,283,243	BB+	Centex Home Equity Loan Trust, Series 2006-A, Class AV4, 1.274% due 6/25/36(c)	1,262,429
545,000	AAA	CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% due 3/13/35(a)	568,530
179,403	BB	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 3.286% due 2/25/37(c)	178,405
		Chevy Chase Funding LLC Mortgage-Backed Certificates:
774,151	A+	Series 2004-2A, Class A1, 1.294% due 5/25/35(a)(c)	708,709
2,265,865	CCC	Series 2004-2A, Class B1, 1.265% due 5/25/35(a)(c)	1,656,544
		Citigroup Commercial Mortgage Trust:
620,000	Aaa(b)	Series 2013-375P, Class A, 3.251% due 5/10/35(a)	641,886
300,000	BB(j)	Series 2014-GC19, Class E, 4.401% due 3/10/47(a)(c)	224,598
140,000	Aa1(b)	Series 2014-GC25, Class AS, 4.017% due 10/10/47	148,070
440,000	Aaa(b)	Series 2015-GC27, Class A5, 3.137% due 2/10/48	446,952
420,000	BBB-(j)	Series 2015-GC33, Class D, 3.172% due 9/10/58	330,103
215,000	Aaa(b)	Series 2017-P7, Class A4, 3.712% due 4/14/50	227,450
770,000	B+	Citigroup Mortgage Loan Trust Inc., Series 2006-WFH2, Class M1, 1.294% due 8/25/36(c)	701,935
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
75,736	Ca(b)	Series 2006-CD2, Class AJ, 5.460% due 1/15/46(c)	71,325
60,000	B-	Series 2006-CD3, Class AJ, 5.688% due 10/15/48	33,117
2,070,000	AA+	Series 2017-CD4, Class XA, 1.485% due 5/10/50(c)(e)(f)(k)	200,082
400,000	Aa2(b)	Colony Mortgage Capital Ltd., Series 2014-FL2, Class B, 3.444% due 11/10/31(a)(c)	401,078
514,312	AA+	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A, 6.109% due 12/10/49(c)	518,309
		Commercial Mortgage Trust:
265,000	AAA(j)	Series 2013-300P, Class A1, 4.353% due 8/10/30(a)	290,281
190,000	AA-(j)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	204,675
260,000	BB	Series 2013-CR9, Class E, 4.255% due 7/10/45(a)(c)	203,309
535,000	Aaa(b)	Series 2013-CR11, Class A3, 3.983% due 8/10/50	574,396
40,000	Aa3(b)	Series 2013-CR12, Class B, 4.762% due 10/10/46(c)	43,484
20,000	A3(b)	Series 2013-CR12, Class C, 5.082% due 10/10/46(c)	20,811
265,000	AAA(j)	Series 2014-277P, Class A, 3.611% due 8/10/49(a)(c)	279,240
205,000	Aaa(b)	Series 2014-CR17, Class A5, 3.977% due 5/10/47	219,920
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	148,544
685,000	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	721,000
210,000	A-(j)	Series 2014-CR21, Class C, 4.417% due 12/10/47(c)	211,701
345,000	Aaa(b)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	369,088
290,000	AAA(j)	Series 2015-3BP, Class A, 3.178% due 2/10/35(a)	295,485
5,329,975	Aa1(b)	Series 2015-CR25, Class XA, 0.956% due 8/10/48(c)(k)	316,069
270,000	AAA	Series 2016-787S, Class A, 3.545% due 2/10/36(a)	281,505
		Core Industrial Trust:
100,000	AAA	Series 2015-CALW, Class A, 3.040% due 2/10/34(a)	103,233
180,000	AAA	Series 2015-TEXW, Class A, 3.077% due 2/10/34(a)	185,311
1,600,000	BB-	Series 2015-TEXW, Class E, 3.977% due 2/10/34(a)(c)	1,594,087
409,704	CCC	Countrywide Alternative Loan Trust, Series 2005-24, Class 4A1, 1.240% due 7/20/35(c)	390,329
		Countrywide Asset-Backed Certificates:
230,317	CCC	Series 2006-SD3, Class A1, 1.354% due 7/25/36(a)(c)	197,071
942,485	CCC	Series 2007-4, Class A4W, 5.098% due 4/25/47	927,400
365,877	AA	Series 2007-13, Class 2A2, 1.824% due 10/25/47(c)	351,247
		Countrywide Home Loan Mortgage Pass-Through Trust:
147,723	D	Series 2005-11, Class 3A3, 2.403% due 4/25/35(c)	106,742
67,199	WR(b)	Series 2005-11, Class 6A1, 1.624% due 3/25/35(c)	59,451
		Credit Suisse Commercial Mortgage Capital Trust:
3,771,049	Caa3(b)	Series 2006-7, Class 3A2, 6.176% due 8/25/36(c)(f)(k)	828,919
290,000	B-	Series 2014-USA, Class F, 4.373% due 9/15/37(a)	239,570

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
$ 1,069,390	NR	Series 2015-5R, Class 1A1, 1.066% due 9/27/46(a)	$1,057,262
240,000	Aaa(b)	Series 2017-LSTK, Class A, 2.761% due 4/5/33(a)	243,813
		Credit Suisse Commercial Mortgage Trust:
100,316	Caa3(b)	Series 2006-C3, Class AJ, 6.210% due 6/15/38(c)	55,100
23,026	Caa1(b)	Series 2006-C5, Class AJ, 5.373% due 12/15/39	21,452
211,579	BBB	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	213,382
295,000	Aaa(b)	Credit Suisse USA CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4, 3.505% due 4/15/50	308,194
85,927	CCC	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.804% due 11/19/44(c)	77,258
564,921	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 3.574% due 9/25/33(c)	559,192
155,830	NR	Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips, Series 334, Class S7, 5.111% due 8/15/44(c)(k)	33,180
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
8,053	NR	Series 1865, Class DA, 28.702% due 2/15/24(c)(k)	5,712
97,833	NR	Series 3451, Class SB, 5.041% due 5/15/38(c)(k)	14,138
134,284	NR	Series 3621, Class SB, 5.241% due 1/15/40(c)(k)	22,555
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	626,498
1,688,207	NR	Series 3866, Class SA, 4.961% due 5/15/41(c)(k)	270,168
636,515	NR	Series 3947, Class SG, 4.961% due 10/15/41(c)(k)	106,919
521,510	NR	Series 4203, Class PS, 5.261% due 9/15/42(c)(k)	87,530
331,187	NR	Series 4210, Class Z, 3.000% due 5/15/43	316,074
276,369	NR	Series 4239, Class IO, 3.500% due 6/15/27(k)	29,178
276,683	NR	Series 4316, Class XZ, 4.500% due 3/15/44	316,559
153,768	NR	Series 4335, Class SW, 5.011% due 5/15/44(c)(k)	26,863
770,594	NR	Series 4639, Class HZ, step bond to yield, 1.750% due 4/15/53	718,729
142,291	NR	Series R007, Class ZA, 6.000% due 5/15/36	161,279
		Federal National Mortgage Association (FNMA), ACES:
450,539	NR	Series 2006-M2, Class A2A, 5.271% due 10/25/32(c)	479,762
19,326,745	NR	Series 2013-M7, Class X2, 0.242% due 12/27/22(c)(k)	191,625
206,652	NR	Series 2014-M12, Class FA, 1.276% due 10/25/21(c)	207,228
49,178	NR	Series 2015-M7, Class AB2, 2.502% due 12/25/24	48,338
6,092,539	NR	Series 2015-M7, Class X2, 0.519% due 12/25/24(c)(k)	198,891
21,308,448	NR	Series 2015-M8, Class X2, 0.176% due 1/25/25(c)(k)	247,284
400,000	NR	Series 2016-M7, Class A2, 2.499% due 9/25/26	391,912
599,437	Baa2(b)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 2.474% due 1/25/29(a)(c)	606,800
		Federal National Mortgage Association (FNMA), Grantor Trust:
96,204	NR	Series 2000-T6, Class A3, 4.378% due 11/25/40(c)	95,311
322	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	322
		Federal National Mortgage Association (FNMA), Interest Strip:
219,806	NR	Series 409, Class C13, 3.500% due 11/25/41(k)	37,189
406,431	NR	Series 409, Class C18, 4.000% due 4/25/42(k)	72,787
61,789	NR	Series 409, Class C22, 4.500% due 11/25/39(k)	13,664
		Federal National Mortgage Association (FNMA), REMICS:
44,799	NR	Series 2004-38, Class FK, 1.374% due 5/25/34(c)	44,701
255,322	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	273,569
980,130	NR	Series 2006-51, Class SP, 5.626% due 3/25/36(c)(k)	134,736
462,629	NR	Series 2007-68, Class SC, 5.676% due 7/25/37(c)(k)	82,993
1,017,827	NR	Series 2008-18, Class SM, 5.976% due 3/25/38(c)(k)	151,768
1,210,504	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	1,306,467
585,576	NR	Series 2011-87, Class SG, 5.526% due 4/25/40(c)(k)	77,919
297,102	NR	Series 2011-90, Class QI, 5.000% due 5/25/34(k)	21,321
770,000	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	865,307
195,682	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	221,766
290,945	NR	Series 2012-51, Class B, 7.000% due 5/25/42	334,864
42,131	NR	Series 2012-70, Class YS, 5.626% due 2/25/41(c)(k)	5,595
229,669	NR	Series 2012-74, Class SA, 5.626% due 3/25/42(c)(k)	39,148
38,278	NR	Series 2012-75, Class AO, zero coupon, due 3/25/42(i)	35,096
366,859	NR	Series 2012-118, Class CI, 3.500% due 12/25/39(k)	47,378
173,592	NR	Series 2012-133, Class CS, 5.126% due 12/25/42(c)(k)	36,877

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
$ 665,549	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	$763,431
538,819	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	599,426
433,772	NR	Series 2016-60, Class QS, 5.076% due 9/25/46(c)(k)	78,068
		FHLMC Multifamily Structured Pass-Through Certificates:
257,620	AAA(j)	Series K016, Class X1, 1.533% due 10/25/21(c)(k)	14,297
655,000	NR	Series K151, Class A3, 3.511% due 4/25/30	696,252
897,525	Aaa(b)	Series KF02, Class A2, 1.533% due 7/25/20(c)	898,617
400,000	NR	Series KIR2, Class A1, 2.748% due 3/25/27	408,267
339,425	NR	Series KW02, Class A1, 2.896% due 4/25/26	349,215
		FHLMC Structured Agency Credit Risk Debt Notes:
600,000	BBB-(j)	Series 2016-DNA4, Class M2, 2.324% due 3/25/29(c)	605,521
655,000	B+(j)	Series 2017-DNA2, Class M2, 4.474% due 10/25/29(c)	691,281
600,000	AAA	Flagship CLO VIII Ltd., Series 2014-8A, Class AR, 2.408% due 1/16/26(a)(c)	600,011
1,740,000	Aaa(b)	Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 1.559% due 1/15/22(c)	1,757,795
983,913	AAA	Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.401% due 12/13/28(a)	1,084,305
119,896	AAA	GAHR Commercial Mortgage Trust, Series 2015-NRF: Class AFL1, 2.294% due 12/15/34(a)(c)	120,139
505,000	BBB-	Class DFX, 3.382% due 12/15/34(a)(c)	513,699
146,534	BB+	GE Business Loan Trust, Series 2006-1A, Class C, 1.409% due 5/15/34(a)(c)	133,325
		Government National Mortgage Association (GNMA):
2,153,370	NR	Series 2008-51, Class GS, 5.238% due 6/16/38(c)(k)	426,058
32,497	NR	Series 2010-31, Class GS, 5.490% due 3/20/39(c)(k)	2,423
113,322	NR	Series 2010-85, Class HS, 5.640% due 1/20/40(c)(k)	14,934
14,817	NR	Series 2010-107, Class SG, 5.140% due 2/20/38(c)(k)	308
400,241	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(k)	60,343
3,462,858	NR	Series 2013-85, Class IA, 0.745% due 3/16/47(c)(k)	146,044
1,908,487	NR	Series 2014-105, Class IO, 0.975% due 6/16/54(c)(k)	116,944
160,381	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(k)	32,865
168,309	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(k)	33,583
92,760	NR	Series 2016-135, Class SB, 5.108% due 10/16/46(c)(k)	21,401
350,000	Aa2(b)	GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777% due 5/10/50(c)	363,248
		GS Mortgage Securities Trust:
90,254	BBB-	Series 2007-GG10, Class A1A, 5.768% due 8/10/45(c)	90,190
335,000	Aaa(b)	Series 2015-GC32, Class A4, 3.764% due 7/10/48	355,639
5,458,634	Aa1(b)	Series 2015-GS1, Class XA, 0.831% due 11/10/48(c)(k)	305,811
		Harborview Mortgage Loan Trust:
298,712	A+	Series 2004-5, Class 2A6, 3.061% due 6/19/34(c)	298,816
109,534	WD(j)	Series 2006-2, Class 1A, 3.519% due 2/25/36(c)	88,282
58,179	A+	HSI Asset Securitization Corp. Trust, Series 2006-OPT1, Class 2A3, 1.214% due 12/25/35(c)	58,213
65,990	D	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 3.217% due 9/25/35(c)	61,562
1,128,404	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.184% due 8/25/36(c)	453,497
		JP Morgan Mortgage Trust:
553,346	Aaa(b)	Series 2017-1, Class A4, 3.500% due 1/25/47(a)(c)	568,973
425,000	(P)Aaa(b)	Series 2017-2, Class A6, 3.000% due 5/25/47(a)(c)	430,470
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(b)	Series 2013-C17, Class B, 4.886% due 1/15/47(c)	43,479
350,000	BB(j)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	213,323
240,000	A3(b)	Series 2014-C24, Class C, 4.425% due 11/15/47(c)	242,992
120,000	Aaa(b)	Series 2015-C31, Class A3, 3.801% due 8/15/48	127,059
		JPMorgan Chase Commercial Mortgage Securities Trust:
960,000	D	Series 2007-CB18, Class AJ, 5.502% due 6/12/47(c)	833,213
390,000	BBB-	Series 2007-CB20, Class AM, 5.965% due 2/12/51(c)	396,474
776,781	AAA	Series 2011-C4, Class A3, 4.106% due 7/15/46(a)	793,378
117,926	Aaa(b)	Series 2011-C5, Class A3, 4.171% due 8/15/46	126,301
175,000	Aaa(b)	Series 2011-C5, Class AS, 5.407% due 8/15/46(a)(c)	194,105
370,000	Aa1(b)	Series 2011-C5, Class B, 5.407% due 8/15/46(a)(c)	407,970
460,000	AA	Series 2012-HSBC, Class C, 4.021% due 7/5/32(a)	484,388
650,000	AA-	Series 2014-FL6, Class B, 3.269% due 11/15/31(a)(c)	646,821
150,000	A-	Series 2014-PHH, Class C, 3.089% due 8/15/27(a)(c)	150,181
275,000	AAA	Series 2015-SGP, Class A, 2.689% due 7/15/36(a)(c)	276,932
518,769	Aa1(b)	JPMorgan Trust, Series 2015-5, Class A9, 2.873% due 5/25/45(a)(c)	520,054

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
		LB-UBS Commercial Mortgage Trust:
$ 500,000	AA	Series 2007-C6, Class AM, 6.114% due 7/15/40(c)	$501,534
160,000	A-	Series 2007-C7, Class AM, 6.200% due 9/15/45(c)	162,611
83,310	Ca(b)	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.324% due 12/25/35(c)	54,971
358,500	AAA	Limerock CLO II Ltd., Series 2014-2A, Class AR, 2.458% due 4/18/26(a)(c)	359,432
270,554	AAA	Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.789% due 9/15/28(a)(c)	271,504
		Magnetite IX Ltd.:
760,000	Aaa(b)	Series 2014-9A, Class A1, 2.576% due 7/25/26(a)(c)	760,026
275,000	Aaae(b)	Series 2014-9A, Class A1R, zero coupon, due 7/25/26(a)(c)	275,000
141,850	A+	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, 3.093% due 11/21/34(c)	145,680
514,174	AA+	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 2.935% due 10/25/32(c)	517,460
348,830	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 1.274% due 7/25/37(c)	234,832
		Merrill Lynch Mortgage Investors Trust:
42,167	A+	Series 2004-A3, Class 4A3, 3.744% due 5/25/34(c)	42,301
637,281	BBB	Series 2005-2, Class 2A, 2.710% due 10/25/35(c)	641,748
743,377	AA+	Mid-State Capital Corp. Trust, Series 2004-1, Class A, 6.005% due 8/15/37	810,451
		ML-CFC Commercial Mortgage Trust:
148,219	Caa1(b)	Series 2007-5, Class AJ, 5.450% due 8/12/48(c)	126,042
260,000	D	Series 2007-9, Class AJ, 6.182% due 9/12/49(c)	205,660
		Morgan Stanley Bank of America Merrill Lynch Trust:
30,000	Aaa(b)	Series 2013-C10, Class A4, 4.083% due 7/15/46(c)(l)	32,426
500,000	Aaa(b)	Series 2013-C13, Class A4, 4.039% due 11/15/46(l)	537,848
370,000	Aaa(b)	Series 2014-C16, Class A5, 3.892% due 6/15/47(l)	395,465
260,000	A-(j)	Series 2016-C30, Class C, 4.133% due 9/15/49(c)(l)	258,957
517,316	AAA	New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	536,174
580,000	AAA	One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% due 2/10/32(a)	609,965
1,940,000	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2005-WHQ4, Class M2, 1.514% due 9/25/35(c)	1,860,559
670,000	BBB-	People’s Choice Home Loan Securities Trust, Series 2004-1, Class M1, 1.909% due 6/25/34(c)	626,684
		PFS Financing Corp.:
540,000	AAA	Series 2014-BA, Class A, 1.589% due 10/15/19(a)(c)	540,816
635,000	AAA	Series 2015-AA, Class A, 1.609% due 4/15/20(a)(c)	635,154
110,000	AAA	Series 2016-BA, Class A, 1.870% due 10/15/21(a)	109,764
1,040,000	AAA	Series 2017-AA, Class A, 1.569% due 3/15/21(a)(c)	1,041,879
1,517,558	A	Popular ABS Mortgage Pass-Through Trust, Series 2006-C, Class A4, 1.274% due 7/25/36(c)	1,483,686
		Prime Mortgage Trust:
107,816	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(a)	108,042
32,947	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(a)	33,187
1,135,776	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(a)	1,061,674
		RAMP Trust:
3,676	CCC	Series 2003-RS4, Class AIIB, 1.684% due 5/25/33(c)	3,275
578,197	A-	Series 2003-RS9, Class AI6A, step bond to yield, 5.679% due 10/25/33	607,430
804,025	CCC	Series 2003-RS11, Class MII1, 2.119% due 12/25/33(c)	775,167
915,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/13/32(a)(c)	978,102
301,178	Caa2(b)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	301,806
266,641	A	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 3.401% due 11/25/34(c)	267,351
162,595	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 1.254% due 7/19/35(c)	158,931
153,563	CCC	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, 1.374% due 6/25/35(a)(c)	133,511
491,220	Aaa(b)	Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.250% due 4/25/56(a)(c)	490,497
530,000	AAA	VNDO Mortgage Trust, Series 2012-6AVE, Class A, 2.996% due 11/15/30(a)	544,061
342,349	B	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class AMFX, 5.703% due 6/15/49(a)	350,082
100,000	AAA	Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.339% due 6/15/29(a)(c)	100,278
		WaMu Mortgage Pass-Through Certificates Trust:
18,316	BBB+	Series 2004-AR11, Class A, 2.821% due 10/25/34(c)	18,332
75,173	BBB+	Series 2004-AR12, Class A2A, 1.414% due 10/25/44(c)	73,958
533,582	B-	Series 2005-AR4, Class A5, 3.029% due 4/25/35(c)	530,578

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7% - (continued)
$ 219,233	BBB-	Series 2005-AR19, Class A1A2, 1.314% due 12/25/45(c)	$210,029
1,210,840	B+	Series 2006-AR3, Class A1A, 1.691% due 2/25/46(c)	1,185,811
591,589	CCC	Series 2006-AR13, Class 2A, 2.083% due 10/25/46(c)	563,338
273,811	D	Series 2007-HY4, Class 4A1, 2.809% due 9/25/36(c)	248,584
695,670	Ca(b)	Series 2007-OA2, Class 2A, 1.391% due 1/25/47(c)	530,923
		Wells Fargo Commercial Mortgage Trust:
120,000	Aa3(b)	Series 2013-LC12, Class B, 4.295% due 7/15/46(c)	126,539
1,000,000	Aa2(b)	Series 2015-C28, Class AS, 3.872% due 5/15/48(c)	1,048,093
150,000	Aaa(b)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	152,916
960,000	Aaa(b)	Series 2015-NXS1, Class A5, 3.148% due 5/15/48	978,399
310,000	A-(j)	Series 2015-NXS1, Class C, 3.848% due 5/15/48(c)	305,295
330,000	BBB-(j)	Series 2015-NXS1, Class D, 4.103% due 5/15/48(c)	290,354
		Wells Fargo Mortgage-Backed Securities Trust:
374,824	Caa1(b)	Series 2006-12, Class A3, 6.000% due 10/25/36	367,601
184,780	CCC	Series 2006-AR2, Class 2A1, 3.096% due 3/25/36(c)	186,427
52,671	Caa2(b)	Series 2006-AR7, Class 2A4, 3.330% due 5/25/36(c)	50,624
		WF-RBS Commercial Mortgage Trust:
205,000	Aaa(b)	Series 2011-C2, Class A4, 4.869% due 2/15/44(a)(c)	223,481
699,543	Aaa(b)	Series 2011-C4, Class A3, 4.394% due 6/15/44(a)	719,912
1,802,093	Aaa(b)	Series 2012-C7, Class XA, 1.477% due 6/15/45(a)(c)(k)	101,057
145,000	Aaa(b)	Series 2013-C14, Class A4, 3.073% due 6/15/46	148,326
2,538,401	Aaa(b)	Series 2014-C20, Class XA, 1.157% due 5/15/47(c)(k)	134,254
240,000	BBB-(j)	Series 2014-C22, Class D, 3.906% due 9/15/57(a)(c)	190,190

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $86,721,931)	84,175,135

ASSET-BACKED SECURITIES - 2.8%
Automobiles - 0.4%
		AmeriCredit Automobile Receivables Trust:
170,000	AAA	Series 2016-2, Class A3, 1.600% due 11/9/20	170,081
70,000	AAA	Series 2017-1, Class A3, 1.870% due 8/18/21	70,113
		Drive Auto Receivables Trust:
153,345	AAA	Series 2016-BA, Class A3, 1.670% due 7/15/19(a)	153,379
1,240,000	AAA	Series 2017-BA, Class A2, 1.590% due 12/17/18(a)	1,241,670
1,380,000	Aaa(b)	Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 1.830% due 8/25/19(a)	1,376,934
100,000	AAA	Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.810% due 3/15/21(a)	100,064

		Total Automobiles	3,112,241

Credit Cards - 0.7%
635,000	AAA	BA Credit Card Trust, Series 2014-A3, Class A, 1.279% due 1/15/20(c)	635,362
740,000	AAA	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.330% due 6/15/22	735,067
590,000	AAA	Chase Issuance Trust, Series 2015-A1, Class A1, 1.309% due 2/18/20(c)	591,104
		Citibank Credit Card Issuance Trust:
635,000	AAA	Series 2008-A2, Class A2, 2.167% due 1/23/20(c)	639,597
315,000	AAA	Series 2017-A6, Class A6, 1.826% due 5/14/29(c)	315,974
645,000	AAA	Discover Card Execution Note Trust, Series 2016-A1, Class A1, 1.640% due 7/15/21	646,061
		Synchrony Credit Card Master Note Trust:
565,000	AAA	Series 2012-7, Class A, 1.760% due 9/15/22	565,211
490,000	AAA	Series 2016-3, Class A, 1.580% due 9/15/22	487,547

		Total Credit Cards	4,615,923

Student Loans - 1.7%
485,037	AA+	CIT Education Loan Trust, Series 2007-1, Class A, 1.243% due 3/25/42(a)(c)	455,475
		Navient Private Education Loan Trust:
556,551	AAA	Series 2014-AA, Class A2B, 2.239% due 2/15/29(a)(c)	565,656
162,463	AAA	Series 2014-CTA, Class A, 1.689% due 9/16/24(a)(c)	162,790
		SLC Student Loan Trust:
1,820,000	AAA	Series 2005-3, Class A3, 1.251% due 6/15/29(c)	1,801,164
521,798	AAA	Series 2006-2, Class A5, 1.231% due 9/15/26(c)	521,020
		SLM Private Education Loan Trust:
432,423	AAA	Series 2012-C, Class A2, 3.310% due 10/15/46(a)	438,024
352,525	AAA	Series 2012-D, Class A2, 2.950% due 2/15/46(a)	355,061
		SLM Student Loan Trust:
1,220,000	AAA	Series 2003-11, Class A6, 1.881% due 12/15/25(a)(c)	1,224,396
1,400,000	AAA	Series 2004-1, Class A4, 1.416% due 10/27/25(c)	1,393,734

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Student Loans - 1.7% - (continued)
$ 532,836		AAA	Series 2004-3, Class A5, 1.326% due 7/25/23(c)	$532,549
223,941		AAA	Series 2004-5A, Class A5, 1.756% due 10/25/23(a)(c)	224,187
300,558		AAA	Series 2004-8A, Class A5, 1.656% due 4/25/24(a)(c)	301,659
534,658		AAA	Series 2005-4, Class A3, 1.276% due 1/25/27(c)	531,511
880,000		AA+	Series 2005-5, Class A5, 1.906% due 10/25/40(c)	864,639
465,158		AAA	Series 2005-6, Class A5B, 2.356% due 7/27/26(c)	467,088
350,000		AA+	Series 2005-8, Class A5, 1.326% due 1/25/40(c)	330,233
1,259,943		AAA	Series 2011-2, Class A1, 1.624% due 11/25/27(c)	1,266,169
			SMB Private Education Loan Trust:
208,275		AAA	Series 2015-B, Class A1, 1.689% due 2/15/23(a)(c)	208,506
105,000		AAA	Series 2015-B, Class A2A, 2.980% due 7/15/27(a)	107,078
545,000		AAA	Series 2015-C, Class A3, 2.939% due 8/16/32(a)(c)	573,384
100,000		Aaa(b)	Series 2016-A, Class A2A, 2.700% due 5/15/31(a)	100,996

			Total Student Loans	12,425,319

			TOTAL ASSET-BACKED SECURITIES (Cost - $20,019,983)	20,153,483

SOVEREIGN BONDS - 2.2%
Argentina - 0.1%
920,000		B	Argentine Republic Government International Bonds, 5.625% due 1/26/22	960,940

Brazil - 0.4%
656,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie B, 6.000% due 8/15/50	655,537
5,296,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/23	1,668,060
			Federative Republic of Brazil:
280,000		BB	4.875% due 1/22/21	295,470
400,000		BB	5.000% due 1/27/45	357,000

			Total Brazil	2,976,067

Canada - 0.2%
152,000		AA-	Province of Manitoba Canada, 3.050% due 5/14/24	158,216
895,000		A+	Province of Ontario Canada, 1.250% due 6/17/19	888,743

			Total Canada	1,046,959

Colombia - 0.2%
			Colombia Government International Bonds:
220,000		BBB	8.125% due 5/21/24	280,665
200,000		BBB	4.500% due 1/28/26	213,750
250,000		Baa2(b)	3.875% due 4/25/27	252,563
370,000		BBB	5.625% due 2/26/44	406,260

			Total Colombia	1,153,238

Indonesia - 0.1%
500,000		BBB-	Indonesia Government International Bonds, 3.750% due 4/25/22	514,357

Mexico - 0.8%
			Mexican Bonos:
30,492,700	MXN	A	6.500% due 6/9/22	1,582,543
15,120,000	MXN	A	10.000% due 12/5/24	937,746
46,325,700	MXN	A	7.750% due 11/13/42	2,532,932
			Mexico Government International Bonds:
61,000		BBB+	3.500% due 1/21/21	63,623
174,000		BBB+	3.625% due 3/15/22	180,351
44,000		BBB+	4.000% due 10/2/23	46,029
210,000		BBB+	4.750% due 3/8/44	208,740

			Total Mexico	5,551,964

Panama - 0.0%
200,000		BBB	Panama Government International Bonds, 4.000% due 9/22/24	211,250

Peru - 0.0%
			Peruvian Government International Bonds:
60,000		BBB+	6.550% due 3/14/37	79,650
170,000		BBB+	5.625% due 11/18/50	209,355

			Total Peru	289,005

Poland - 0.1%
610,000		BBB+	Poland Government International Bonds, 4.000% due 1/22/24	653,571

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Russia - 0.3%
			Russian Federal Bonds - OFZ:
22,990,000	RUB	BBB-	7.000% due 8/16/23	$391,792
6,950,000	RUB	NR	7.750% due 9/16/26	123,958
31,310,000	RUB	BBB-	8.150% due 2/3/27	579,485
78,320,000	RUB	BBB-	7.050% due 1/19/28	1,328,806

			Total Russia	2,424,041

Uruguay - 0.0%
			Uruguay Government International Bonds:
$ 70,000		BBB	4.500% due 8/14/24	75,460
210,000		BBB	4.375% due 10/27/27	223,020

			Total Uruguay	298,480

			TOTAL SOVEREIGN BONDS (Cost - $17,724,318)	16,079,872

SENIOR LOANS - 1.2%
600,000		NR	Avolon TLB Borrower 1 LLC, (Restricted), due 3/21/22(m)	608,214
39,459		NR	Berry Global Group Inc., (Restricted), 3.523% due 10/1/22	39,804
250,000		NR	Centurylink Inc., (Restricted), due 1/31/25(m)	249,822
297,000		NR	Charter Communications Operating LLC, (Restricted), 3.295% due 1/15/24	299,210
2,100,000		NR	Delos Finance S.à r.l., (Restricted), 3.397% due 10/6/23	2,123,793
1,094,444		NR	Delta Air Lines Inc., (Restricted), 3.544% due 8/24/22	1,106,188
2,460,000		NR	Flying Fortress Inc., (Restricted), 3.397% due 10/30/22	2,486,715
187,121		NR	Hilton Worldwide Finance LLC, (Restricted), 3.024% due 10/25/23	188,439
201,503		NR	Michaels Stores Inc., (Restricted), 3.781% due 1/30/23	201,546
282,331		NR	Party City Holdings Inc., (Restricted), 4.171% due 8/19/22	282,962
995,000		NR	RPI Finance Trust, (Restricted), 3.153% due 3/27/23	1,000,184

			TOTAL SENIOR LOANS (Cost - $8,578,731)	8,586,877

MUNICIPAL BONDS - 0.5%
California - 0.2%
350,000		AA-	California Health Facilities Financing Authority, Revenue Bonds, 4.000% due 10/1/47	359,870
			University of California, Revenue Bonds:
25,000		AA	Series AD 4.858% due 5/15/12	25,713
400,000		AA	Series AJ 4.601% due 5/15/31	444,096
266,000		AA	Series AQ 4.767% due 5/15/15	267,399

			Total California	1,097,078

Delaware - 0.0%
300,000		AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset-Backed Notes, Series 2007-1, GTDSTD-Insured, 2.058% due 1/29/46(c)	277,789

Massachusetts - 0.0%
100,000		AA+	Massachusetts School Building Authority, Revenue Bonds, Series B, 5.000% due 10/15/41	113,452

Minnesota - 0.1%
325,000		AA+	Northstar Education Finance Inc., Revenue Bonds, Student Loan Asset-Backed Notes, Series 2007-1, GTDSTD-Insured, 2.058% due 1/29/46(c)	300,947

New Jersey - 0.0%
110,000		BBB+	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series AA, 5.000% due 6/15/36	112,583

New York - 0.2%
500,000		AA	City of New York, GO, Series G-1, 5.968% due 3/1/36	643,475
80,000		AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A, 5.000% due 11/1/42	91,565
300,000		AA+	New York City Water & Sewer System, Revenue Bonds, Series CC, 5.882% due 6/15/44	412,665
270,000		AAA	New York State Urban Development Corp., Revenue Bonds, Series E, 5.000% due 3/15/24	321,613

			Total New York	1,469,318

Texas - 0.0%
235,000		A+	Dallas/Fort Worth International Airport, Revenue Bonds, Series A, 5.000% due 11/1/45(n)	257,525

Virginia - 0.0%
271,364		AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, 6.000% due 6/25/34	292,986

			TOTAL MUNICIPAL BONDS (Cost - $3,763,560)	3,921,678

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Shares/Units		Rating††	Security	Value
PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
10,300			GMAC Capital Trust I, 6.967%(c) (Cost - $255,440)	$262,856

Number of Contracts
PURCHASED OPTIONS - 0.0%
Options on Futures - 0.0%
13			U.S. Treasury 10-Year Note July Futures, Put @ $124.50, expires 6/23/17, GSC	1,016
13			U.S. Treasury 10-Year Note July Futures, Call @ $126.00, expires 6/23/17, GSC	9,141
35			U.S. Treasury 10-Year Note July Futures, Call @ $125.50, expires 6/23/17, GSC	36,093
8			U.S. Treasury Bond July Futures, Call @ $151.00, expires 6/23/17, GSC	25,000
13			U.S. Treasury Bond July Futures, Call @ $150.00, expires 6/23/17, GSC	52,000
8			U.S. Treasury Bond July Futures, Call @ $155.00, expires 6/23/17, GSC	6,000

			TOTAL PURCHASED OPTIONS (Cost - $65,339)	129,250

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $707,902,735)	713,849,880

Face Amount†
SHORT-TERM INVESTMENTS (o) - 8.1%
MONEY MARKET FUND - 0.1%
$ 534,161			Invesco STIT - Government & Agency Portfolio, Institutional Class(p) (Cost - $534,161)	534,161

REPURCHASE AGREEMENT - 2.1%
15,000,000			Merrill Lynch & Pierce, Fenner & Smith Inc. repurchase agreement dated 5/31/17, 0.790% due 6/1/17, Proceeds at maturity - $15,000,329; (Fully collateralized by U.S. Treasury Notes, 1.750%, due 9/30/22; Market Valued - $15,314,159)(q) (Cost - $15,000,000)	15,000,000

SOVEREIGN BOND - 1.2%
980,000,000		F1u(j)	Japan Treasury Discount Bills, (0.155)% due 7/18/17(q) (Cost - $8,988,299)	8,851,952

TIME DEPOSITS - 3.6%
6,819,205			ANZ National Bank - London, 0.420% due 6/1/17	6,819,205
225,075	EUR		Citibank - London, (0.568)% due 6/1/17	252,839
8,073,821			Citibank – Puerto Rico, 0.420% due 6/1/17	8,073,821
4,738,054			JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	4,738,054
5,759,784			Sumitomo - Tokyo, 0.420% due 6/1/17	5,759,784

			TOTAL TIME DEPOSITS (Cost - $25,643,703)	25,643,703

U.S. GOVERNMENT OBLIGATIONS - 1.1%
			U.S. Treasury Bills:
3,535,000			0.816% due 7/27/17(q)	3,530,520
4,400,000			0.877% due 8/10/17(q)	4,392,514
140,000			0.823% due 9/7/17(q)(r)	139,687

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,062,721)	8,062,721

			TOTAL SHORT-TERM INVESTMENTS (Cost - $58,228,884)	58,092,537

			TOTAL INVESTMENTS - 107.5% (Cost - $766,131,619#)	771,942,417

			Liabilities in Excess of Other Assets - (7.5)%	(53,840,990)

			TOTAL NET ASSETS - 100.0%	$718,101,427

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Illiquid security.
(g)	All or a portion of this security is on loan (see Note 1).
(h)	This security is traded on a TBA basis (see Note 1).
(i)	Principal only security.
(j)	Rating by Fitch Ratings Service.
(k)	Interest only security.
(l)	Affiliated security:

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at May 31, 2017
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34	$17,068	$—	$(17,068)	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46	30,000	—	—	30,000
Series 2013-C13, Class A4, 4.039% due 11/15/46	500,000	—	—	500,000
Series 2014-C16, Class A5, 3.892% due 6/15/47	—	370,000	—	370,000
Series 2016-C30, Class C, 4.133% due 9/15/49	—	260,000	—	260,000
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.653% due 2/12/44	723,126	—	(723,126)	—
Series 2007-IQ14, Class A4, 5.692% due 4/15/49	200,000	—	(200,000)	—

Underlying Security		Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of May 31, 2017
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-SD3, Class A, 0.984% due 6/25/34		$—	$841	$—
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A4, 4.083% due 7/15/46		—	929	32,426
Series 2013-C13, Class A4, 4.039% due 11/15/46		—	15,146	537,848
Series 2014-C16, Class A5, 3.892% due 6/15/47		—	1,920	395,465
Series 2016-C30, Class C, 4.133% due 9/15/49		—	1,115	258,957
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class A4FL, 0.653% due 2/12/44		—	6,722	—
Series 2007-IQ14, Class A4, 5.692% due 4/15/49		—	7,611	—

		$—	$34,284	$1,224,696

*	Includes Paydown transactions which are not recognized as true sales.

(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(o)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 8.0%.
(p)	Represents investment of collateral received from securities lending transactions.
(q)	Rate shown represents yield-to-maturity.
(r)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
MASTR	—	Mortgage Asset Securitization Transactions Incorporated
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.3%
Mortgage-Backed Securities	24.8
U.S. Government Agencies & Obligations	23.2
Collateralized Mortgage Obligations	10.9
Asset-Backed Securities	2.6
Sovereign Bonds	2.1
Senior Loans	1.1
Municipal Bonds	0.5
Preferred Stock	0.0	*
Purchased Options	0.0	*
Short-Term Investments	7.5

	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Schedule of Options Contracts Written

Options on Futures

Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price	Value
26	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/23/17	$127.50	$4,469
18	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/23/17	128.50	1,125
52	U.S. Treasury 10-Year Note September Futures, Call	GSC	8/25/17	128.00	24,375
34	U.S. Treasury 10-Year Note September Futures, Call	GSC	8/25/17	129.00	9,562
4	U.S. Treasury Bond July Futures, Put	GSC	6/23/17	148.00	375
4	U.S. Treasury Bond July Futures, Put	GSC	6/23/17	149.00	500
12	U.S. Treasury Bond September Futures, Call	GSC	8/25/17	160.00	7,500

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received - $47,325)				$47,906

During the period ended May 31, 2017, options contracts written transactions for Core Fixed Income Fund were as follows:

Options on Futures

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	178	$57,218
Options written	2,751	954,437
Options closed	(1,436)	(559,898)
Options expired	(1,343)	(404,432)

Options contracts written, outstanding at May 31, 2017	150	$47,325

At May 31, 2017, Core Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar December Futures	30	12/17	$7,395,375	$(2,250)
90-Day Eurodollar December Futures	89	12/18	21,866,188	84,550
Euro-BTP June Futures	56	6/17	8,375,518	164,189
U.S. Treasury 2-Year Note September Futures	69	9/17	14,937,422	4,672
U.S. Treasury 5-Year Note September Futures	382	9/17	45,195,375	50,673
U.S. Treasury 10-Year Note September Futures	38	9/17	4,799,281	14,351

				316,185

Contracts to Sell:
90-Day Eurodollar December Futures	97	12/17	23,911,712	(6,175)
90-Day Eurodollar December Futures	30	12/18	7,370,625	2,396
90-Day Eurodollar December Futures	89	12/19	21,812,788	(99,787)
90-Day Eurodollar June Futures	99	6/17	24,441,244	(769)
90-Day Eurodollar June Futures	18	6/18	4,430,250	(5,512)
Euro FX Currency June Futures	6	6/17	844,200	(48,638)
Euro-Bund June Futures	94	6/17	17,140,164	(84,599)
Japan Government 10-Year Bond June Futures	5	6/17	6,802,257	(34,312)
U.S. Treasury 2-Year Note September Futures	26	9/17	5,628,594	(1,625)
U.S. Treasury Long Bond September Futures	54	9/17	8,305,875	(62,375)
U.S. Treasury Ultra Long Bond September Futures	42	9/17	6,935,250	(61,535)
U.S. Ultra Long Bond September Futures	21	9/17	2,850,422	(19,457)

				(422,388)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(106,203)

At May 31, 2017, Core Fixed Income Fund had deposited cash of $638,941 with a broker or brokers as margin collateral on open exchange traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2017, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	956,000	BCLY	$1,233,894	7/20/17	$36,525
Canadian Dollar	4,000	BCLY	2,963	7/20/17	(56)
Euro	348,212	BCLY	392,178	7/20/17	21,063
Indian Rupee	124,380,000	JPM	1,915,956	7/20/17	6,383
Indonesian Rupiah	24,550,200,000	BCLY	1,832,323	7/20/17	(1,355)

					62,560

Contracts to Sell:
Chinese Offshore Renminbi	26,818,047	JPM	3,939,167	7/20/17	(80,178)
Chinese Offshore Renminbi	11,954,157	BCLY	1,755,886	7/20/17	(29,728)
Japanese Yen	980,000,000	GSC	8,867,422	7/18/17	146,899
Japanese Yen	551,620,558	BCLY	4,991,716	7/20/17	60,680
Mexican Peso	27,180,000	BCLY	1,445,848	7/20/17	(8,437)
New Taiwan Dollar	75,541,283	JPM	2,510,394	7/20/17	(11,841)

					77,395

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$139,955

Currency Abbreviations used in this schedule:

BRL	—	Brazilian Real
EUR	—	Euro
MXN	—	Mexican Peso
RUB	—	Russian Ruble

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
GSC	—	Goldman Sachs & Co.
JPM	—	JPMorgan Chase & Co.

See pages 204-206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 92.9%
Aerospace & Defense - 0.2%
$ 610,000	BB-	CBC Ammo LLC/CBC FinCo Inc., Senior Unsecured Notes, 7.250% due 11/15/21(a)	$617,625
30,000	B-	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26	30,825

		Total Aerospace & Defense	648,450

Air Freight & Logistics - 0.8%
75,000	B-	CEVA Group PLC, Senior Secured Notes, 7.000% due 3/1/21(a)	68,250
130,000	B-	Con-Way Inc., Senior Unsecured Notes, 6.700% due 5/1/34	123,175
232,150	CCC-	Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Unsecured Notes, 10.000% (10.000% cash or 10.750% PIK) due 4/1/20(a)(b)	133,486
90,000	CCC+	Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes, 8.875% due 8/1/20(a)	72,450
		XPO Logistics Inc., Company Guaranteed Notes:
310,000	B+	6.500% due 6/15/22(a)	330,289
1,610,000	B+	6.125% due 9/1/23(a)	1,704,588

		Total Air Freight & Logistics	2,432,238

Airlines - 1.1%
625,000	BB-	Air Canada, Company Guaranteed Notes, 7.750% due 4/15/21(a)	716,407
931,201	BBB-	American Airlines Class B Pass-Through Trust, Series 2013-2, Pass-Thru Certificates, 5.600% due 7/15/20(a)	968,449
635,000	BB-	American Airlines Group Inc., Company Guaranteed Notes, 5.500% due 10/1/19(a)	667,150
200,413	BBB	Continental Airlines Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 5.500% due 10/29/20	21,383
40,775	BBB	Delta Air Lines Class B Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 8.021% due 8/10/22	46,534
146,559	BBB-	United Airlines Class B Pass-Through Trust, Series 2013-1, Pass-Thru Certificates, 5.375% due 8/15/21	154,437
342,464	BBB-	United Airlines Class B Pass-Through Trust, Series 2014-1, Pass-Thru Certificates, 4.750% due 4/11/22	353,594
231,559	BBB-	United Airlines Class B Pass-Through Trust, Series 2014-2, Pass-Thru Certificates, 4.625% due 9/3/22	237,927
353,722	BBB-	US Airways Class B Pass-Through Trust, Series 2012-2, Pass-Thru Certificates, 6.750% due 6/3/21	384,673

		Total Airlines	3,550,554

Auto Components - 0.6%
610,000	BB	Adient Global Holdings Ltd., Company Guaranteed Notes, 4.875% due 8/15/26(a)	615,147
		American Axle & Manufacturing Inc., Company Guaranteed Notes:
400,000	B	6.625% due 10/15/22(c)	415,000
75,000	B	6.250% due 4/1/25(a)	74,344
105,000	B	6.500% due 4/1/27(a)	103,950
580,000	BB	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.125% due 11/15/23	611,900

		Total Auto Components	1,820,341

Automobiles - 1.3%
860,000	Ba3(d)	Allison Transmission Inc., Senior Unsecured Notes, 5.000% due 10/1/24(a)	879,350
405,000	BB-	Deck Chassis Acquisition Inc., Secured Notes, 10.000% due 6/15/23(a)	452,588
		General Motors Co., Senior Unsecured Notes:
70,000	BBB	6.600% due 4/1/36	80,933
560,000	BBB	5.200% due 4/1/45	547,274
		IHO Verwaltungs GmbH, Senior Secured Notes:
200,000	BB-	4.125% (4.125% cash or 4.875% PIK) due 9/15/21(a)(b)	204,750
200,000	BB-	4.750% (4.750% cash or 5.500% PIK) due 9/15/26(a)(b)	202,500
905,000	CCC+	Navistar International Corp., Company Guaranteed Notes, 8.250% due 11/1/21	920,267
860,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 4.750% due 4/29/25(a)	908,375

		Total Automobiles	4,196,037

Banks - 2.5%
980,000	BB+	Bank of America Corp., Junior Subordinated Notes, 6.500%(e)(f)	1,085,350
200,000	BB+	Barclays Bank PLC, Subordinated Notes, 7.625% due 11/21/22	226,625
200,000	B+	Barclays PLC, Junior Subordinated Notes, 8.250%(e)(f)	214,000
450,000	BBB-	BNP Paribas SA, Junior Subordinated Notes, 7.625%(a)(e)(f)	494,015
		CIT Group Inc., Senior Unsecured Notes:
480,000	BB+	5.375% due 5/15/20	517,200

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Banks - 2.5% - (continued)
$ 30,000	BB+	5.000% due 8/15/22	$32,541
900,000	BB+	5.000% due 8/1/23	973,125
1,050,000	BB+	Citigroup Inc., Junior Subordinated Notes, 5.950%(e)(f)	1,107,750
		Credit Agricole SA, Junior Subordinated Notes:
210,000	BB+	8.375%(a)(e)(f)	235,200
450,000	BB+	8.125%(a)(e)(f)	521,509
1,000,000	BB	Credit Suisse Group AG, Junior Subordinated Notes, 6.250%(a)(e)(f)	1,057,907
310,000	Baa3(d)	HSBC Holdings PLC, Junior Subordinated Notes, 6.375%(e)(f)	324,415
570,000	BBB-	JPMorgan Chase & Co., Junior Subordinated Notes, 6.750%(e)(f)	646,301
700,000	B	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.625%(e)(f)	768,250

		Total Banks	8,204,188

Beverages - 0.6%
500,000	B-	Beverages & More Inc., Senior Secured Notes, 10.000% due 11/15/18(a)	476,875
340,000	B-	Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Senior Secured Notes, 10.625% due 8/1/18(a)	340,000
450,000	B-	Cott Holdings Inc., Company Guaranteed Notes, 5.500% due 4/1/25(a)	461,763
486,000	BB-	DS Services of America Inc., Secured Notes, 10.000% due 9/1/21(a)	519,413

		Total Beverages	1,798,051

Biotechnology - 0.1%
320,000	BB-	AMAG Pharmaceuticals Inc., Company Guaranteed Notes, 7.875% due 9/1/23(a)	311,200

Building Products - 0.5%
350,000	B+	Builders FirstSource Inc., Senior Secured Notes, 5.625% due 9/1/24(a)	364,438
		Standard Industries Inc., Senior Unsecured Notes:
320,000	BBB-	5.500% due 2/15/23(a)	338,000
500,000	BBB-	5.375% due 11/15/24(a)	528,125
320,000	BBB-	6.000% due 10/15/25(a)	347,200

		Total Building Products	1,577,763

Chemicals - 1.2%
200,000	CCC+	Alpha 3 BV/Alpha US Bidco Inc., Company Guaranteed Notes, 6.250% due 2/1/25(a)	205,000
95,000	B+	Chemours Co. (The), Company Guaranteed Notes, 5.375% due 5/15/27	98,919
380,000	B-	Eco Services Operations LLC/Eco Finance Corp., Senior Unsecured Notes, 8.500% due 11/1/22(a)	402,800
1,010,000	B+	Platform Specialty Products Corp., Senior Unsecured Notes, 6.500% due 2/1/22(a)	1,045,350
70,000	B+	PQ Corp., Senior Secured Notes, 6.750% due 11/15/22(a)	76,300
90,000	BB+	SPCM SA, Senior Unsecured Notes, 4.875% due 9/15/25(a)	92,475
625,000	B-	Tronox Finance LLC, Company Guaranteed Notes, 6.375% due 8/15/20	632,812
1,075,000	BB	Valvoline Inc., Company Guaranteed Notes, 5.500% due 7/15/24(a)	1,134,125
300,000	BB+	WR Grace & Co-Conn, Company Guaranteed Notes, 5.125% due 10/1/21(a)	320,250

		Total Chemicals	4,008,031

Commercial Services & Supplies - 4.7%
340,000	BB-	ACCO Brands Corp., Company Guaranteed Notes, 5.250% due 12/15/24(a)	351,900
		ADT Corp. (The), Senior Secured Notes:
300,000	BB-	6.250% due 10/15/21	331,500
145,000	BB-	3.500% due 7/15/22	142,462
550,000	BB-	4.125% due 6/15/23	547,250
500,000	BB-	4.875% due 7/15/32(a)	437,500
575,000	B-	Advanced Disposal Services Inc., Company Guaranteed Notes, 5.625% due 11/15/24(a)	591,531
290,000	B-	Ahern Rentals Inc., Secured Notes, 7.375% due 5/15/23(a)	244,325
380,000	BBB-	Ashtead Capital Inc., Secured Notes, 5.625% due 10/1/24(a)	408,500
		Covanta Holding Corp., Senior Unsecured Notes:
625,000	B	5.875% due 3/1/24	618,750
555,000	B	5.875% due 7/1/25	542,512
110,000	CCC+	Garda World Security Corp., Company Guaranteed Notes, 7.250% due 11/15/21(a)	111,650
		GFL Environmental Inc., Senior Unsecured Notes:
1,610,000	B-	9.875% due 2/1/21(a)	1,758,925
75,000	B-	5.625% due 5/1/22(a)	75,938
924,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 7.000% due 9/1/22	970,847
100,000	B-	Hertz Corp. (The), Company Guaranteed Notes, 5.500% due 10/15/24(a)	80,750
645,000	B-	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Company Guaranteed Notes, 6.375% due 8/1/23(a)	683,700
165,000	B	KAR Auction Services Inc., Senior Unsecured Notes, 5.125% due 6/1/25(a)	168,713

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Commercial Services & Supplies - 4.7% - (continued)
$ 435,000	B-	Laureate Education Inc., Company Guaranteed Notes, 8.250% due 5/1/25(a)	$458,925
500,000	CCC	Monitronics International Inc., Company Guaranteed Notes, 9.125% due 4/1/20(c)	480,000
280,000	BB+	Nielsen Co. Luxembourg SARL (The), Company Guaranteed Notes, 5.000% due 2/1/25(a)	286,300
960,000	B-	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 9.250% due 5/15/23(a)	1,052,006
545,000	BB-	Ritchie Bros Auctioneers Inc., Company Guaranteed Notes, 5.375% due 1/15/25(a)	565,438
		ServiceMaster Co. LLC (The):
480,000	BB-	Company Guaranteed Notes, 5.125% due 11/15/24(a)	499,008
360,000	BB-	Senior Unsecured Notes, 7.450% due 8/15/27	390,150
705,000	B-	Tervita Escrow Corp., Secured Notes, 7.625% due 12/1/21(a)	721,744
		UR Financing Escrow Corp., Company Guaranteed Notes:
350,000	BB-	5.750% due 11/15/24	371,441
350,000	BB-	5.500% due 7/15/25	370,212
400,000	BB-	5.875% due 9/15/26	425,496
420,000	BB-	5.500% due 5/15/27	432,600
1,210,000	B+	West Corp., Company Guaranteed Notes, 5.375% due 7/15/22(a)	1,234,962

		Total Commercial Services & Supplies	15,355,035

Communications Equipment - 0.5%
295,000	BB-	CommScope Inc., Company Guaranteed Notes, 5.500% due 6/15/24(a)	310,487
		CommScope Technologies LLC, Company Guaranteed Notes:
500,000	BB-	6.000% due 6/15/25(a)	533,850
520,000	BB-	5.000% due 3/15/27(a)	521,300
140,000	NR	Finisar Corp., Senior Unsecured Notes, 0.500% due 12/15/36(a)	133,788

		Total Communications Equipment	1,499,425

Construction Materials - 0.4%
388,995	B-	Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Unsecured Notes, 8.875% (8.875% cash or 9.625% PIK) due 4/15/19(a)(b)	386,564
150,000	B+	Michael Baker International LLC/CDL Acquisition Co., Inc., Senior Secured Notes, 8.250% due 10/15/18(a)	151,125
190,000	BB-	Summit Materials LLC/Summit Materials Finance Corp., Senior Unsecured Notes, 5.125% due 6/1/25(a)	192,850
		US Concrete Inc., Company Guaranteed Notes:
250,000	BB-	6.375% due 6/1/24	262,500
450,000	BB-	6.375% due 6/1/24(a)	472,500

		Total Construction Materials	1,465,539

Consumer Finance - 1.1%
		Ally Financial Inc.:
650,000	BB+	Senior Unsecured Notes, 5.125% due 9/30/24	676,409
340,000	BB-	Subordinated Notes, 5.750% due 11/20/25(c)	354,450
390,000	BB	FirstCash Inc., Company Guaranteed Notes, 5.375% due 6/1/24(a)	400,238
		Navient Corp., Senior Unsecured Notes:
520,000	B+	8.450% due 6/15/18	552,864
300,000	B+	8.000% due 3/25/20	332,250
400,000	B+	5.000% due 10/26/20	410,000
140,000	B+	5.875% due 3/25/21	146,213
200,000	B+	6.625% due 7/26/21	213,060
155,000	B+	6.500% due 6/15/22	161,492
380,000	B+	5.875% due 10/25/24	371,450

		Total Consumer Finance	3,618,426

Containers & Packaging - 1.8%
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
		Company Guaranteed Notes:
1,800,000	B-	7.250% due 5/15/24(a)	1,971,000
730,000	B-	6.000% due 2/15/25(a)	762,850
		Senior Secured Notes:
200,000	BB	4.250% due 9/15/22(a)	204,250
580,000	BB	4.625% due 5/15/23(a)	595,225
		BWAY Holding Co.:
315,000	B-	Senior Secured Notes, 5.500% due 4/15/24(a)	322,875
325,000	CCC	Senior Unsecured Notes, 7.250% due 4/15/25(a)	331,500

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Containers & Packaging - 1.8% - (continued)
$ 240,000	B+	Crown Americas LLC/Crown Americas Capital Corp. V, Company Guaranteed Notes, 4.250% due 9/30/26(a)	$236,424
280,000	B-	Flex Acquisition Co., Inc., Senior Unsecured Notes, 6.875% due 1/15/25(a)	293,825
		Pactiv LLC, Senior Unsecured Notes:
190,000	B-	7.950% due 12/15/25	209,712
680,000	B-	8.375% due 4/15/27	761,600

		Total Containers & Packaging	5,689,261

Diversified Consumer Services - 0.2%
		Service Corp. International, Senior Unsecured Notes:
400,000	BB	5.375% due 5/15/24	422,960
130,000	BB	7.500% due 4/1/27	153,075

		Total Diversified Consumer Services	576,035

Diversified Financial Services - 1.4%
280,000	CCC+	ASP AMC Merger Sub Inc., Senior Unsecured Notes, 8.000% due 5/15/25(a)	274,750
220,000	B+	Ausdrill Finance Pty Ltd., Company Guaranteed Notes, 6.875% due 11/1/19(a)	227,150
190,000	CCC-	Compiler Finance Sub Inc., Senior Unsecured Notes, 7.000% due 5/1/21(a)(g)	95,950
350,000	B+	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25(a)	364,000
320,000	B+	FBM Finance Inc., Senior Secured Notes, 8.250% due 8/15/21(a)	345,600
		KCA Deutag UK Finance PLC, Senior Secured Notes:
740,000	CCC+	7.250% due 5/15/21(a)	700,040
720,000	CCC+	9.875% due 4/1/22(a)	741,600
290,000	B+	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Unsecured Notes, 5.250% due 3/15/22(a)	298,338
930,000	BB	Quicken Loans Inc., Company Guaranteed Notes, 5.750% due 5/1/25(a)	935,812
165,000	CCC+	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Senior Unsecured Notes, 6.750% due 6/1/25(a)	169,125
390,000	B-	TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes, 8.500% due 9/15/18(a)	372,450

		Total Diversified Financial Services	4,524,815

Diversified Telecommunication Services - 3.4%
		CenturyLink Inc., Senior Unsecured Notes:
465,000	BB	5.625% due 4/1/20	494,644
620,000	BB	6.450% due 6/15/21	673,475
430,000	BB	5.800% due 3/15/22	451,500
150,000	BB	6.750% due 12/1/23	160,875
380,000	BB	7.600% due 9/15/39	360,525
340,000	B	Cincinnati Bell Inc., Company Guaranteed Notes, 7.000% due 7/15/24(a)	357,850
35,000	BB-	Cincinnati Bell Telephone Co. LLC, Company Guaranteed Notes, 6.300% due 12/1/28	34,650
		Hughes Satellite Systems Corp.:
500,000	BB-	Company Guaranteed Notes, 6.625% due 8/1/26	531,250
330,000	BBB-	Senior Secured Notes, 5.250% due 8/1/26	340,313
		Intelsat Jackson Holdings SA:
		Company Guaranteed Notes:
1,245,000	CC	7.250% due 4/1/19(c)	1,198,312
350,000	CC	7.500% due 4/1/21	314,125
680,000	CC	5.500% due 8/1/23(c)	562,700
700,000	B-	Senior Secured Notes, 8.000% due 2/15/24(a)	757,313
		Level 3 Financing Inc., Company Guaranteed Notes:
500,000	BB-	5.375% due 8/15/22	516,250
770,000	BB-	5.125% due 5/1/23	803,210
500,000	BB-	5.250% due 3/15/26	521,095
800,000	BB+	Telecom Italia SpA, Senior Unsecured Notes, 5.303% due 5/30/24(a)	856,496
685,000	B	Virgin Media Finance PLC, Company Guaranteed Notes, 6.375% due 4/15/23(a)	721,819
500,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 8/15/26(a)	516,250
		Windstream Services LLC, Company Guaranteed Notes:
250,000	B+	7.750% due 10/15/20	253,047
20,000	B+	7.750% due 10/1/21(c)	19,450

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Diversified Telecommunication Services - 3.4% - (continued)
$ 650,000	B+	7.500% due 6/1/22(c)	$604,500
50,000	B+	7.500% due 4/1/23(c)	45,500

		Total Diversified Telecommunication Services	11,095,149

Electric Utilities - 0.7%
340,000	B+	Dynegy Inc., Company Guaranteed Notes, 6.750% due 11/1/19	351,475
818,407	CCC	Miran Mid-Atlantic Series C Pass-Through Trust, Pass-Thru Certificates, 10.060% due 12/30/28	754,981
1,490,000	CCC	NRG REMA LLC, Pass-Thru Certificates, 9.681% due 7/2/26	1,143,575

		Total Electric Utilities	2,250,031

Electronic Equipment, Instruments & Components - 0.4%
360,000	BB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 5.000% due 9/1/25	372,600
		Hornbeck Offshore Services Inc., Company Guaranteed Notes:
225,000	CCC	1.500% due 9/1/19	136,406
500,000	CCC	5.000% due 3/1/21	277,500
335,000	B	Vertiv Group Corp., Senior Unsecured Notes, 9.250% due 10/15/24(a)	363,475

		Total Electronic Equipment, Instruments & Components	1,149,981

Energy Equipment & Services - 1.1%
430,000	BBB	Access Midstream Partners LP, Senior Unsecured Notes, 4.875% due 3/15/24	446,662
30,000	BBB-	Nabors Industries Inc., Company Guaranteed Notes, 0.750% due 1/15/24(a)	24,750
		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
326,000	BB-	6.375% due 8/1/22	338,225
640,000	BB-	4.250% due 11/15/23	636,800
220,000	BB-	5.125% due 2/1/25(a)	228,525
40,000	BB-	5.375% due 2/1/27(a)	41,900
905,000	BB-	Trinidad Drilling Ltd., Company Guaranteed Notes, 6.625% due 2/15/25(a)	902,738
780,000	BB-	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	768,300
		Weatherford International Ltd., Company Guaranteed Notes:
55,000	B	8.250% due 6/15/23	58,437
130,000	B	9.875% due 2/15/24(a)	146,900

		Total Energy Equipment & Services	3,593,237

Equity Real Estate Investment Trusts (REITs) - 0.0%
10,000	B+	SBA Communications Corp., Senior Unsecured Notes, 4.875% due 9/1/24(a)	10,170

Food Products - 2.5%
450,000	B-	AdvancePierre Foods Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/24(a)	507,937
310,000	BB+	Aramark Services Inc., Company Guaranteed Notes, 5.000% due 4/1/25(a)	326,275
75,000	CCC+	Chobani LLC/Chobani Finance Corp., Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	79,159
625,000	BB	Dean Foods Co., Company Guaranteed Notes, 6.500% due 3/15/23(a)	662,500
300,000	CCC+	Dole Food Co., Inc., Senior Secured Notes, 7.250% due 6/15/25(a)	312,750
		JBS USA Lux SA/JBS USA Finance Inc., Company Guaranteed Notes:
160,000	BB	7.250% due 6/1/21(a)	160,400
990,000	BB	5.875% due 7/15/24(a)	970,200
		Lamb Weston Holdings Inc., Company Guaranteed Notes:
340,000	BB	4.625% due 11/1/24(a)	350,200
540,000	BB	4.875% due 11/1/26(a)	556,200
130,000	BB	Pilgrim’s Pride Corp., Company Guaranteed Notes, 5.750% due 3/15/25(a)	133,900
		Post Holdings Inc., Company Guaranteed Notes:
615,000	B	5.500% due 3/1/25(a)	645,750
1,160,000	B	5.000% due 8/15/26(a)	1,170,150
320,000	B	5.750% due 3/1/27(a)	336,496
860,000	B	Simmons Foods Inc., Secured Notes, 7.875% due 10/1/21(a)	918,050
300,000	BB	TreeHouse Foods Inc., Company Guaranteed Notes, 6.000% due 2/15/24(a)	321,750
625,000	B+	US Foods Inc., Company Guaranteed Notes, 5.875% due 6/15/24(a)	656,000

		Total Food Products	8,107,717

Health Care Equipment & Supplies - 0.9%
		Alere Inc., Company Guaranteed Notes:
500,000	CCC+	6.500% due 6/15/20	511,250
160,000	CCC+	6.375% due 7/1/23(a)	173,800

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Health Care Equipment & Supplies - 0.9% - (continued)
$ 60,000	CCC	DJO Finance LLC/DJO Finance Corp., Secured Notes, 10.750% due 4/15/20	$51,600
720,000	CCC	DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes, 8.125% due 6/15/21(a)	673,200
260,000	CCC+	Greatbatch Ltd., Company Guaranteed Notes, 9.125% due 11/1/23(a)	275,600
70,000	CCC-	Immucor Inc., Company Guaranteed Notes, 11.125% due 8/15/19(c)	70,788
230,000	B-	Kinetic Concepts Inc./KCI USA Inc., Secured Notes, 12.500% due 11/1/21(a)	259,325
80,000	B	Mallinckrodt International Finance SA, Company Guaranteed Notes, 3.500% due 4/15/18(c)	80,500
210,000	BB-	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Company Guaranteed Notes, 5.750% due 8/1/22(a)	208,556
760,000	B-	Universal Hospital Services Inc., Secured Notes, 7.625% due 8/15/20	779,000

		Total Health Care Equipment & Supplies	3,083,619

Health Care Providers & Services - 5.0%
		Centene Corp., Senior Unsecured Notes:
2,520,000	BB+	6.125% due 2/15/24	2,744,431
290,000	BB+	4.750% due 1/15/25	300,150
		CHS/Community Health Systems Inc.:
70,000	CCC+	Company Guaranteed Notes, 8.000% due 11/15/19(c)	70,612
1,270,000	BB-	Senior Secured Notes, 6.250% due 3/31/23	1,321,435
		DaVita Inc., Company Guaranteed Notes:
120,000	B+	5.750% due 8/15/22	124,575
30,000	B+	5.125% due 7/15/24	30,581
220,000	B+	5.000% due 5/1/25	219,175
475,000	CCC+	Eagle Holding Co. II LLC, Senior Unsecured Notes, 7.625% (7.625 cash or 8.375% PIK) due 5/15/22(a)(b)	491,164
		Envision Healthcare Corp., Company Guaranteed Notes:
680,000	B	5.625% due 7/15/22	712,215
650,000	B	6.250% due 12/1/24(a)	697,125
940,000	NR	Escrow Magellan Health, (Restricted), 9.750% due 5/15/20(g)(h)	—
		Fresenius Medical Care US Finance II Inc., Company Guaranteed Notes:
270,000	BB+	5.875% due 1/31/22(a)	301,050
300,000	BB+	4.750% due 10/15/24(a)	318,003
		HCA Inc.:
		Company Guaranteed Notes:
605,000	B+	7.500% due 2/15/22	698,775
955,000	B+	5.375% due 2/1/25	1,006,331
60,000	B+	7.690% due 6/15/25	68,850
		Senior Secured Notes:
450,000	BBB-	5.000% due 3/15/24	483,255
180,000	BBB-	5.250% due 4/15/25	196,989
680,000	BBB-	5.250% due 6/15/26	740,384
80,000	BBB-	4.500% due 2/15/27	82,504
2,250,000	B-	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 7.125% due 6/1/24(a)	2,410,200
310,000	CCC+	Team Health Holdings Inc., Company Guaranteed Notes, 6.375% due 2/1/25(a)	301,863
		Tenet Healthcare Corp.:
290,000	B	Secured Notes, 7.500% due 1/1/22(a)	316,426
120,000	BB-	Senior Secured Notes, 4.375% due 10/1/21	123,780
1,875,000	CCC+	Senior Unsecured Notes, 8.125% due 4/1/22	1,982,813
520,000	BB	WellCare Health Plans Inc., Senior Unsecured Notes, 5.250% due 4/1/25	549,250

		Total Health Care Providers & Services	16,291,936

Hotels, Restaurants & Leisure - 5.7%
		1011778 BC ULC/New Red Finance Inc.:
650,000	B-	Secured Notes, 6.000% due 4/1/22(a)	678,242
560,000	B+	Senior Secured Notes, 4.250% due 5/15/24(a)	561,400
174,227	NR	Bossier Casino Venture Holdco Inc., Senior Secured Notes, 14.000% (0.000% cash or 14.000% PIK) due 2/9/18(a)(b)(g)(h)	174,227
290,000	BB+	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	293,263
560,000	BBB-	Brunswick Corp., Senior Unsecured Notes, 4.625% due 5/15/21(a)	573,000
		Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance Inc.:
50,000	CC	Secured Notes, 11.000% due 10/1/21	53,945

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Hotels, Restaurants & Leisure - 5.7% - (continued)
$ 660,000	CCC+	Senior Secured Notes, 8.000% due 10/1/20	$685,162
		Carlson Travel Inc.:
200,000	CCC+	Company Guaranteed Notes, 9.500% due 12/15/24(a)	206,500
200,000	B	Senior Secured Notes, 6.750% due 12/15/23(a)	206,000
850,000	B	Carrols Restaurant Group Inc., Secured Notes, 8.000% due 5/1/22	912,687
275,000	B-	CCM Merger Inc., Senior Unsecured Notes, 6.000% due 3/15/22(a)	284,625
120,000	CCC+	CEC Entertainment Inc., Company Guaranteed Notes, 8.000% due 2/15/22	126,600
550,000	BB	Churchill Downs Inc., Company Guaranteed Notes, 5.375% due 12/15/21	574,750
		Eldorado Resorts Inc., Company Guaranteed Notes:
305,000	B-	7.000% due 8/1/23	332,069
75,000	B-	6.000% due 4/1/25(a)	79,125
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
730,000	BB+	4.375% due 4/15/21	770,150
630,000	BB+	5.375% due 4/15/26	683,550
		Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Company Guaranteed Notes:
90,000	BB+	4.625% due 4/1/25(a)	93,375
390,000	BB+	4.875% due 4/1/27(a)	404,625
480,000	B+	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Senior Secured Notes, 6.750% due 11/15/21(a)	498,600
1,250,000	CCC+	Landry’s Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	1,293,750
		MGM Resorts International, Company Guaranteed Notes:
350,000	BB-	6.625% due 12/15/21	393,750
710,000	BB-	7.750% due 3/15/22	834,250
350,000	BB-	6.000% due 3/15/23	385,105
920,000	BB-	4.625% due 9/1/26	925,750
510,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 7.875% due 10/15/24(a)	528,488
		NCL Corp., Ltd., Senior Unsecured Notes:
70,000	BB	4.625% due 11/15/20(a)	72,100
995,000	BB	4.750% due 12/15/21(a)	1,027,337
75,000	B+	Penn National Gaming Inc., Senior Unsecured Notes, 5.625% due 1/15/27(a)	76,031
		Scientific Games International Inc.:
		Company Guaranteed Notes:
540,000	CCC+	6.250% due 9/1/20	535,275
330,000	B-	10.000% due 12/1/22	360,525
1,035,000	B+	Senior Secured Notes, 7.000% due 1/1/22(a)	1,107,450
425,000	BB-	Silversea Cruise Finance Ltd., Senior Secured Notes, 7.250% due 2/1/25(a)	456,089
570,000	BB+	Speedway Motorsports Inc., Company Guaranteed Notes, 5.125% due 2/1/23	579,975
690,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes, 5.875% due 5/15/25(a)	682,238
		Viking Cruises Ltd., Senior Unsecured Notes:
695,000	B	8.500% due 10/15/22(a)	730,619
430,000	B	6.250% due 5/15/25(a)	419,250

		Total Hotels, Restaurants & Leisure	18,599,877

Household Durables - 1.8%
610,000	BB-	American Greetings Corp., Senior Unsecured Notes, 7.875% due 2/15/25(a)	652,700
		CalAtlantic Group Inc., Company Guaranteed Notes:
350,000	BB	6.250% due 12/15/21	390,250
155,000	BB	5.250% due 6/1/26	159,844
530,000	B	Century Communities Inc., Company Guaranteed Notes, 5.875% due 7/15/25(a)	531,325
		Lennar Corp., Company Guaranteed Notes:
530,000	BB	4.875% due 12/15/23	555,838
220,000	BB	4.500% due 4/30/24	223,025
380,000	BB	Mattamy Group Corp., Senior Unsecured Notes, 6.875% due 12/15/23(a)	386,650
		PulteGroup Inc., Company Guaranteed Notes:
30,000	BB+	4.250% due 3/1/21	31,200
330,000	BB+	5.500% due 3/1/26	350,006
		Shea Homes LP/Shea Homes Funding Corp., Company Guaranteed Notes:
170,000	BB-	5.875% due 4/1/23(a)	175,100
730,000	BB-	6.125% due 4/1/25(a)	751,900

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Household Durables - 1.8% - (continued)
		Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., Company Guaranteed Notes:
$ 495,000	BB-	5.250% due 4/15/21(a)	$507,375
500,000	BB-	5.875% due 4/15/23(a)	536,250
		William Lyon Homes Inc., Company Guaranteed Notes:
500,000	B-	5.750% due 4/15/19	507,500
60,000	B-	7.000% due 8/15/22	62,550
75,000	B-	5.875% due 1/31/25	77,812

		Total Household Durables	5,899,325

Household Products - 1.2%
890,000	BB-	Central Garden & Pet Co., Company Guaranteed Notes, 6.125% due 11/15/23	956,750
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
300,000	B-	Company Guaranteed Notes, 7.000% due 7/15/24(a)	323,436
		Senior Secured Notes:
1,250,000	B+	5.750% due 10/15/20	1,285,000
50,000	B+	5.125% due 7/15/23(a)	52,062
1,100,000	BB-	Spectrum Brands Inc., Company Guaranteed Notes, 5.750% due 7/15/25	1,174,360

		Total Household Products	3,791,608

Independent Power and Renewable Electricity Producers - 1.4%
		AES Corp., Senior Unsecured Notes:
650,000	BB	4.875% due 5/15/23	663,812
80,000	BB	5.500% due 3/15/24	83,400
130,000	BB	5.500% due 4/15/25	135,850
475,000	BB	6.000% due 5/15/26	510,625
		NRG Energy Inc., Company Guaranteed Notes:
138,000	BB-	7.875% due 5/15/21	143,520
545,000	BB-	6.250% due 7/15/22	559,644
30,000	BB-	7.250% due 5/15/26	30,825
140,000	BB-	6.625% due 1/15/27	138,250
1,000,000	BB	NRG Yield Operating LLC, Company Guaranteed Notes, 5.375% due 8/15/24	1,037,500
		Pattern Energy Group Inc., Company Guaranteed Notes:
460,000	NR	4.000% due 7/15/20	470,063
150,000	BB-	5.875% due 2/1/24(a)	157,500
470,000	B+	Red Oak Power LLC, Senior Secured Notes, 9.200% due 11/30/29	501,725

		Total Independent Power and Renewable Electricity Producers	4,432,714

Industrial Conglomerates - 0.8%
		American Builders & Contractors Supply Co., Inc., Senior Unsecured Notes:
148,000	B+	5.625% due 4/15/21(a)	152,995
560,000	B+	5.750% due 12/15/23(a)	595,000
175,000	CCC+	American Tire Distributors Inc., Senior Subordinated Notes, 10.250% due 3/1/22(a)	183,750
625,000	B+	HD Supply Inc., Company Guaranteed Notes, 5.750% due 4/15/24(a)	667,969
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
700,000	BB+	5.875% due 2/1/22	720,125
125,000	BB+	6.250% due 2/1/22	130,469

		Total Industrial Conglomerates	2,450,308

Insurance - 1.0%
500,000	CCC+	Alliant Holdings Intermediate LLC, Senior Unsecured Notes, 8.250% due 8/1/23(a)	530,000
970,000	BB+	CNO Financial Group Inc., Senior Unsecured Notes, 5.250% due 5/30/25	1,022,138
440,000	BB-	Fidelity & Guaranty Life Holdings Inc., Senior Unsecured Notes, 6.375% due 4/1/21(a)	452,650
		Genworth Holdings Inc., Company Guaranteed Notes:
250,000	B	7.700% due 6/15/20	245,625
500,000	B	4.900% due 8/15/23	411,250
585,000	CCC+	HUB International Ltd., Senior Unsecured Notes, 7.875% due 10/1/21(a)	612,787

		Total Insurance	3,274,450

Internet Software & Services - 1.6%
180,000	NR	Akamai Technologies Inc., Senior Unsecured Notes, zero coupon, due 2/15/19	176,289
920,000	B+	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	972,900
95,000	CCC+	EIG Investors Corp., Company Guaranteed Notes, 10.875% due 2/1/24	104,025

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Internet Software & Services - 1.6% - (continued)
		Equinix Inc., Senior Unsecured Notes:
$ 750,000	BB+	5.875% due 1/15/26	$817,268
160,000	BB+	5.375% due 5/15/27	168,750
240,000	BB-	Match Group Inc., Senior Unsecured Notes, 6.375% due 6/1/24	262,500
		Netflix Inc., Senior Unsecured Notes:
500,000	B+	5.750% due 3/1/24	545,000
700,000	B+	5.875% due 2/15/25	770,000
210,000	NR	WebMD Health Corp., Unsecured Notes, 2.625% due 6/15/23(a)	203,831
		Zayo Group LLC/Zayo Capital Inc., Company Guaranteed Notes:
1,000,000	B	6.375% due 5/15/25	1,078,750
95,000	B	5.750% due 1/15/27(a)	100,452

		Total Internet Software & Services	5,199,765

IT Services - 0.7%
		Alliance Data Systems Corp., Company Guaranteed Notes:
600,000	NR	6.375% due 4/1/20(a)	612,000
300,000	NR	5.875% due 11/1/21(a)	311,250
520,000	NR	5.375% due 8/1/22(a)	529,100
455,000	B+	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.125% due 5/1/25(a)	466,375
210,000	BB-	Gartner Inc., Company Guaranteed Notes, 5.125% due 4/1/25(a)	219,975

		Total IT Services	2,138,700

Machinery - 0.6%
820,000	B	BlueLine Rental Finance Corp./BlueLine Rental LLC, Secured Notes, 9.250% due 3/15/24(a)	858,950
55,000	B3e(d)	Cloud Crane Escrow LLC, Secured Notes, 10.125% due 8/1/24(a)	59,950
440,000	BB	Tennant Co., Company Guaranteed Notes, 5.625% due 5/1/25(a)	459,800
520,000	BB	Terex Corp., Company Guaranteed Notes, 5.625% due 2/1/25(a)	533,650

		Total Machinery	1,912,350

Media - 8.1%
		Altice Financing SA, Senior Secured Notes:
540,000	BB-	6.625% due 2/15/23(a)	575,910
370,000	BB-	7.500% due 5/15/26(a)	408,387
		Altice Luxembourg SA, Company Guaranteed Notes:
600,000	B	7.750% due 5/15/22(a)	638,250
705,000	B	7.625% due 2/15/25(a)	771,975
		AMC Entertainment Holdings Inc., Company Guaranteed Notes:
642,000	B+	5.750% due 6/15/25	668,065
795,000	B+	6.125% due 5/15/27(a)	823,819
700,000	CCC+	Cablevision Systems Corp., Senior Unsecured Notes, 5.875% due 9/15/22	728,000
240,000	BB	Carmike Cinemas Inc., Secured Notes, 6.000% due 6/15/23(a)	256,200
60,000	B-	CBS Radio Inc., Company Guaranteed Notes, 7.250% due 11/1/24(a)	63,450
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
320,000	BB+	5.125% due 2/15/23	334,432
455,000	BB+	5.875% due 4/1/24(a)	489,921
795,000	BB+	5.375% due 5/1/25(a)	843,694
660,000	BB+	5.750% due 2/15/26(a)	707,025
250,000	BB+	5.125% due 5/1/27(a)	256,719
630,000	B-	Cequel Communications Holdings I LLC/Cequel Capital Corp., Senior Unsecured Notes, 6.375% due 9/15/20(a)	647,325
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
1,500,000	BBB-	4.908% due 7/23/25	1,630,740
220,000	BBB-	6.484% due 10/23/45	264,241
300,000	B-	Clear Channel Worldwide Holdings Inc., Company Guaranteed Notes, 7.625% due 3/15/20	302,625
		CSC Holdings LLC:
1,210,000	BB-	Company Guaranteed Notes, 6.625% due 10/15/25(a)	1,336,021
		Senior Unsecured Notes:
440,000	B-	6.750% due 11/15/21	487,850
425,000	B-	10.125% due 1/15/23(a)	495,920
235,000	B-	5.250% due 6/1/24	240,581
825,000	B-	10.875% due 10/15/25(a)	1,006,500

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Media - 8.1% - (continued)
		DISH DBS Corp., Company Guaranteed Notes:
$ 1,380,000	B+	6.750% due 6/1/21	$1,531,800
620,000	B+	5.875% due 7/15/22	663,400
240,000	B+	5.875% due 11/15/24	256,500
620,000	B+	7.750% due 7/1/26	730,050
300,000	BB	EW Scripps Co. (The), Company Guaranteed Notes, 5.125% due 5/15/25(a)	307,875
500,000	CCC	Gibson Brands Inc., Senior Secured Notes, 8.875% due 8/1/18(a)	451,250
278,589	C	iHeartCommunications Inc., Company Guaranteed Notes, 14.000% (12.000% cash or 2.000% PIK) due 2/1/21(b)	68,603
1,094	CC	LBI Media Inc., Secured Notes, 13.500% (4.250% cash or 9.250% PIK) due 4/15/20(a)(b)	572
190,000	B-	Lions Gate Entertainment Corp., Company Guaranteed Notes, 5.875% due 11/1/24(a)	199,025
300,000	B	MDC Partners Inc., Company Guaranteed Notes, 6.500% due 5/1/24(a)	303,750
		SFR Group SA, Senior Secured Notes:
550,000	B+	6.000% due 5/15/22(a)	576,125
1,505,000	B+	6.250% due 5/15/24(a)	1,585,894
1,040,000	B+	7.375% due 5/1/26(a)	1,129,045
875,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 6.000% due 7/15/24(a)	930,781
340,000	B	Time Inc., Company Guaranteed Notes, 5.750% due 4/15/22(a)	351,050
300,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	383,686
650,000	B	Unitymedia GmbH, Secured Notes, 6.125% due 1/15/25(a)	698,750
440,000	BB-	Univision Communications Inc., Senior Secured Notes, 5.125% due 2/15/25(a)	436,150
530,000	B	Ziggo Bond Finance BV, Senior Unsecured Notes, 6.000% due 1/15/27(a)	535,962
1,100,000	BB-	Ziggo Secured Finance BV, Senior Secured Notes, 5.500% due 1/15/27(a)	1,119,833

		Total Media	26,237,751

Metals & Mining - 5.7%
		Alcoa Nederland Holding BV, Company Guaranteed Notes:
440,000	BB-	6.750% due 9/30/24(a)	477,400
290,000	BB-	7.000% due 9/30/26(a)	319,000
		Allegheny Technologies Inc., Senior Unsecured Notes:
70,000	B	5.950% due 1/15/21	70,000
170,000	B	7.875% due 8/15/23	176,800
		Anglo American Capital PLC, Company Guaranteed Notes:
680,000	BB+	3.625% due 5/14/20(a)	692,267
360,000	BB+	4.875% due 5/14/25(a)	375,095
200,000	BB+	4.750% due 4/10/27(a)	207,000
500,000	BB+	ArcelorMittal, Senior Unsecured Notes, 6.750% due 2/25/22	565,000
		Arconic Inc., Senior Unsecured Notes:
20,000	BBB-	5.125% due 10/1/24	21,360
590,000	BBB-	5.950% due 2/1/37	610,650
530,000	BB-	Coeur Mining Inc., Company Guaranteed Notes, 5.875% due 6/1/24(a)	528,013
300,000	B+	Eldorado Gold Corp., Company Guaranteed Notes, 6.125% due 12/15/20(a)	309,000
435,000	(P)B3(d)	Ferroglobe PLC/Globe Specialty Metals Inc., Company Guaranteed Notes, 9.375% due 3/1/22(a)	462,187
		First Quantum Minerals Ltd., Company Guaranteed Notes:
100,000	B-	7.000% due 2/15/21(a)	105,230
790,000	B-	7.250% due 4/1/23(a)	799,875
1,590,000	B-	7.500% due 4/1/25(a)	1,604,906
600,000	BBB-	FMG Resources August 2006 Pty Ltd., Senior Secured Notes, 9.750% due 3/1/22(a)	690,375
		Freeport-McMoRan Inc., Company Guaranteed Notes:
390,000	BB-	6.125% due 6/15/19(a)	396,825
150,000	BB-	6.625% due 5/1/21(a)	154,125
110,000	BB-	6.750% due 2/1/22(a)	114,400
380,000	BB-	3.550% due 3/1/22	357,200
800,000	BB-	6.875% due 2/15/23(a)	842,000
130,000	BB-	3.875% due 3/15/23	121,472
80,000	BB-	5.450% due 3/15/43	68,050
		HudBay Minerals Inc., Company Guaranteed Notes:
110,000	B	7.250% due 1/15/23(a)	115,500
1,555,000	B	7.625% due 1/15/25(a)	1,678,436
181,051	WR(d)	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)(g)(i)	3,395

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Metals & Mining - 5.7% - (continued)
$ 1,162	NR	Mirabela Nickel Ltd., Subordinated Notes, 1.000% due 9/10/44(a)(g)(h)	$–
		New Gold Inc.:
400,000	B	Company Guaranteed Notes, 6.250% due 11/15/22(a)	413,000
110,000	B	Senior Unsecured Notes, 6.375% due 5/15/25(a)	113,036
640,000	B	Novelis Corp., Company Guaranteed Notes, 5.875% due 9/30/26(a)	664,000
310,000	B	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27(a)	324,144
223,000	BB+	Steel Dynamics Inc., Company Guaranteed Notes, 5.000% due 12/15/26	227,460
282,000	B+	SunCoke Energy Inc., Company Guaranteed Notes, 7.625% due 8/1/19	279,532
220,000	BB-	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., Company Guaranteed Notes, 7.500% due 6/15/25(a)	217,114
		Teck Resources Ltd., Company Guaranteed Notes:
480,000	BB	8.000% due 6/1/21(a)	522,000
420,000	BB	4.750% due 1/15/22	441,000
555,000	BB	3.750% due 2/1/23(c)	548,062
1,225,000	BB	6.250% due 7/15/41	1,286,250
750,000	BB	5.200% due 3/1/42	701,250
620,000	B	Zekelman Industries Inc., Senior Secured Notes, 9.875% due 6/15/23(a)	702,150

		Total Metals & Mining	18,304,559

Oil, Gas & Consumable Fuels - 12.3%
		AmeriGas Partners LP/AmeriGas Finance Corp., Senior Unsecured Notes:
650,000	Ba3(d)	5.625% due 5/20/24	671,060
260,000	Ba3(d)	5.500% due 5/20/25	264,550
155,000	Ba3(d)	5.750% due 5/20/27	157,325
650,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.375% due 9/15/24(a)	668,688
		Antero Resources Corp., Company Guaranteed Notes:
635,000	BB	5.125% due 12/1/22	645,319
650,000	BB	5.625% due 6/1/23	669,500
		Berry Petroleum Co. LLC, Senior Unsecured Notes:
310,000	WR(d)	6.750% due 11/1/20(g)(h)	–
790,000	WR(d)	6.375% due 9/15/22(g)(h)	–
1,020,000	B-	Blue Racer Midstream LLC/Blue Racer Finance Corp., Company Guaranteed Notes, 6.125% due 11/15/22(a)	1,053,150
570,000	B+	Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes, 11.500% due 1/15/21(a)	668,325
560,000	B+	Carrizo Oil & Gas Inc., Company Guaranteed Notes, 6.250% due 4/15/23(c)	547,400
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
350,000	BB-	7.000% due 6/30/24	393,750
890,000	(P)BB-	5.875% due 3/31/25	958,975
455,000	(P)BB-	5.125% due 6/30/27(a)	461,825
		Chesapeake Energy Corp., Company Guaranteed Notes:
10,000	CCC	5.375% due 6/15/21	9,622
120,000	CCC	4.875% due 4/15/22(c)	112,200
790,000	CCC	5.750% due 3/15/23	744,575
500,000	CCC	8.000% due 1/15/25(a)	499,375
190,000	CCC	5.500% due 9/15/26(a)	184,181
160,000	BB+	Concho Resources Inc., Company Guaranteed Notes, 5.500% due 4/1/23	166,200
		Continental Resources Inc., Company Guaranteed Notes:
320,000	BB+	5.000% due 9/15/22	321,600
60,000	BB+	4.500% due 4/15/23	58,950
270,000	BB+	4.900% due 6/1/44	232,367
370,000	B	Covey Park Energy LLC/Covey Park Finance Corp., Company Guaranteed Notes, 7.500% due 5/15/25(a)	380,175
130,000	BB-	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/23	135,443
1,000,000	B+	CrownRock LP/CrownRock Finance Inc., Senior Unsecured Notes, 7.750% due 2/15/23(a)	1,065,000
280,000	BB-	CVR Refining LLC/Coffeyville Finance Inc., Company Guaranteed Notes, 6.500% due 11/1/22	285,600
440,000	BB	DCP Midstream Operating LP, Company Guaranteed Notes, 6.750% due 9/15/37(a)	478,500
105,000	B	Denbury Resources Inc., Secured Notes, 9.000% due 5/15/21(a)	108,150

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 12.3% - (continued)
		Diamondback Energy Inc., Company Guaranteed Notes:
$ 120,000	BB-	4.750% due 11/1/24(a)	$120,900
370,000	BB-	5.375% due 5/31/25(a)	382,950
		Ecopetrol SA, Senior Unsecured Notes:
54,000	BBB	5.875% due 9/18/23	59,206
10,000	BBB	4.125% due 1/16/25	9,825
		Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes:
330,000	B+	7.000% due 8/15/21(a)	342,787
650,000	B+	8.125% due 9/15/23(a)	693,875
450,000	BB	Ensco PLC, Senior Unsecured Notes, 5.750% due 10/1/44	321,966
		EP Energy LLC/Everest Acquisition Finance Inc.:
		Company Guaranteed Notes:
360,000	CCC+	7.750% due 9/1/22	289,800
310,000	CCC+	6.375% due 6/15/23	223,587
640,000	B-	Secured Notes, 8.000% due 2/15/25(a)	550,400
650,000	B	Extraction Oil & Gas Inc./Extraction Finance Corp., Company Guaranteed Notes, 7.875% due 7/15/21(a)	682,500
340,000	B+	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 6.000% due 5/15/23	340,000
		Gulfport Energy Corp., Company Guaranteed Notes:
425,000	B+	6.625% due 5/1/23	430,312
650,000	B+	6.000% due 10/15/24(a)	640,250
430,000	B+	6.375% due 5/15/25(a)	428,388
210,000	B-	Halcon Resources Corp., Company Guaranteed Notes, 6.750% due 2/15/25(a)	196,875
150,000	BB	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 6.000% due 8/1/24(a)	159,188
		MEG Energy Corp., Company Guaranteed Notes:
310,000	BB-	6.375% due 1/30/23(a)	267,375
170,000	BB-	7.000% due 3/31/24(a)	147,900
450,000	BB+	Murphy Oil USA Inc., Company Guaranteed Notes, 5.625% due 5/1/27	471,938
430,000	CCC	Murray Energy Corp., Secured Notes, 11.250% due 4/15/21(a)	331,100
60,000	BB+	Newfield Exploration Co., Senior Unsecured Notes, 5.375% due 1/1/26	63,000
		NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes:
230,000	B+	5.125% due 7/15/19	231,725
400,000	B+	6.875% due 10/15/21	407,000
630,000	B+	7.500% due 11/1/23(a)	641,025
640,000	BB-	NGPL PipeCo LLC, Senior Unsecured Notes, 7.768% due 12/15/37(a)	763,200
150,000	BB-	Noble Holding International Ltd., Company Guaranteed Notes, 4.625% due 3/1/21(c)	135,750
		Oasis Petroleum Inc., Company Guaranteed Notes:
960,000	B+	6.875% due 3/15/22(c)	975,600
145,000	B+	6.875% due 1/15/23(c)	146,993
50,000	B+	2.625% due 9/15/23	54,719
200,000	Ca(d)	Pacific Drilling V Ltd., Senior Secured Notes, 7.250% due 12/1/17(a)	108,000
		Parsley Energy LLC/Parsley Finance Corp., Company Guaranteed Notes:
240,000	B+	6.250% due 6/1/24(a)	254,400
200,000	B+	5.375% due 1/15/25(a)	203,500
105,000	B+	5.250% due 8/15/25(a)	106,313
		PBF Holding Co. LLC/PBF Finance Corp.:
115,000	BB	Company Guaranteed Notes, 7.250% due 6/15/25(a)	113,778
600,000	BBB-	Senior Secured Notes, 7.000% due 11/15/23	604,500
		Peabody Energy Corp., Senior Secured Notes:
915,000	WR(d)	10.000% due 3/15/22(a)(h)	—
85,000	B+	6.000% due 3/31/22(a)	85,744
110,000	B+	6.375% due 3/31/25(a)	110,412
		Petrobras Global Finance BV, Company Guaranteed Notes:
200,000	BB-	4.375% due 5/20/23	191,470
350,000	BB-	7.375% due 1/17/27	376,005
390,000	BB	Pride International LLC, Company Guaranteed Notes, 7.875% due 8/15/40	354,900
		QEP Resources Inc., Senior Unsecured Notes:
120,000	BB+	6.875% due 3/1/21	126,600

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Oil, Gas & Consumable Fuels - 12.3% - (continued)
$ 490,000	BB+	5.250% due 5/1/23	$477,750
		Range Resources Corp., Company Guaranteed Notes:
80,000	BB+	5.875% due 7/1/22(a)	82,200
20,000	BB+	5.000% due 3/15/23(a)	19,575
160,000	BB+	4.875% due 5/15/25	153,000
		Resolute Energy Corp., Company Guaranteed Notes:
770,000	Caa1(d)	8.500% due 5/1/20	785,400
175,000	B-	8.500% due 5/1/20(a)	178,500
		Rice Energy Inc., Company Guaranteed Notes:
870,000	BB-	6.250% due 5/1/22	904,800
30,000	BB-	7.250% due 5/1/23	32,213
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
590,000	BB+	5.625% due 4/15/20(a)	631,300
300,000	BB+	7.500% due 7/15/38(a)	337,500
520,000	BB+	6.875% due 4/15/40(a)	566,800
		RSP Permian Inc., Company Guaranteed Notes:
480,000	B+	6.625% due 10/1/22	508,200
280,000	B+	5.250% due 1/15/25(a)	284,900
780,000	B-	Sanchez Energy Corp., Company Guaranteed Notes, 7.750% due 6/15/21(c)	739,050
50,000	B+	SemGroup Corp., Company Guaranteed Notes, 6.375% due 3/15/25(a)	49,625
540,000	B+	SemGroup Corp./Rose Rock Finance Corp., Company Guaranteed Notes, 5.625% due 11/15/23	540,335
385,000	BB-	SESI LLC, Company Guaranteed Notes, 7.125% due 12/15/21(c)	385,962
		Seven Generations Energy Ltd., Company Guaranteed Notes:
300,000	B	6.750% due 5/1/23(a)	318,000
760,000	B	6.875% due 6/30/23(a)	807,500
252,130	B-	Shelf Drilling Holdings Ltd., Secured Notes, 9.500% due 11/2/20(a)	252,760
80,000	B+	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Company Guaranteed Notes, 5.500% due 8/15/22	82,000
645,000	B+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 5.500% due 8/1/20	666,769
470,000	B	Teine Energy Ltd., Senior Unsecured Notes, 6.875% due 9/30/22(a)	479,400
		Tesoro Logistics LP/Tesoro Logistics Finance Corp., Company Guaranteed Notes:
100,000	BB+	5.500% due 10/15/19	106,250
140,000	BB+	6.375% due 5/1/24	152,950
120,000	BB+	5.250% due 1/15/25	127,350
		Transocean Inc., Company Guaranteed Notes:
330,000	B+	8.125% due 12/15/21(c)	345,675
220,000	BB-	9.000% due 7/15/23(a)	231,000
510,000	B+	6.800% due 3/15/38(c)	399,075
410,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 1.250% due 4/1/20	360,031
360,000	B	WildHorse Resource Development Corp., Company Guaranteed Notes, 6.875% due 2/1/25(a)	350,100
		Williams Cos., Inc. (The), Senior Unsecured Notes:
130,000	BB+	3.700% due 1/15/23	128,700
400,000	BB+	4.550% due 6/24/24	413,000
450,000	BB+	7.500% due 1/15/31	535,500
130,000	BB+	8.750% due 3/15/32	168,350
		WPX Energy Inc., Senior Unsecured Notes:
120,000	B+	6.000% due 1/15/22	121,800
890,000	B+	8.250% due 8/1/23	979,000
850,000	B3(d)	YPF SA, Senior Unsecured Notes, 8.500% due 3/23/21(a)	958,120

		Total Oil, Gas & Consumable Fuels	39,748,001

Paper & Forest Products - 0.2%
520,000	BB-	Mercer International Inc., Senior Unsecured Notes, 6.500% due 2/1/24(a)	542,100

Pharmaceuticals - 2.9%
590,000	CC	BioScrip Inc., Company Guaranteed Notes, 8.875% due 2/15/21(c)(g)	498,550
1,060,000	CCC+	inVentiv Group Holdings Inc./inVentiv Health Inc./inVentiv Health Clinical Inc., Company Guaranteed Notes, 7.500% due 10/1/24(a)	1,159,375
440,000	B-	Nature’s Bounty Co. (The), Senior Unsecured Notes, 7.625% due 5/15/21(a)	460,900
420,000	B-	Patheon Holdings I BV, Company Guaranteed Notes, 7.500% due 2/1/22(a)	449,138
271,000	BB-	PRA Holdings Inc., Senior Unsecured Notes, 9.500% due 10/1/23(a)	301,826

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Pharmaceuticals - 2.9% - (continued)
		Valeant Pharmaceuticals International Inc.:
		Company Guaranteed Notes:
$ 6,000	B-	6.750% due 8/15/18(a)	$6,060
10,000	B-	5.375% due 3/15/20(a)	9,351
940,000	B-	7.000% due 10/1/20(a)	902,400
1,255,000	B-	6.375% due 10/15/20(a)	1,185,975
30,000	B-	7.500% due 7/15/21(a)	27,919
1,460,000	B-	5.625% due 12/1/21(a)	1,259,250
40,000	B-	7.250% due 7/15/22(a)	35,700
950,000	B-	5.500% due 3/1/23(a)	772,074
80,000	B-	5.875% due 5/15/23(a)	65,550
160,000	B-	6.125% due 4/15/25(a)	129,400
		Senior Secured Notes:
395,000	BB-	6.500% due 3/15/22(a)	415,658
755,000	BB-	7.000% due 3/15/24(a)	800,308
720,000	CCC+	Vizient Inc., Senior Unsecured Notes, 10.375% due 3/1/24(a)	831,600

		Total Pharmaceuticals	9,311,034

Real Estate Investment Trusts (REITs) - 1.3%
200,000	BBB-	Care Capital Properties LP, Company Guaranteed Notes, 5.125% due 8/15/26	202,542
		CoreCivic Inc., Company Guaranteed Notes:
600,000	BB	5.000% due 10/15/22	621,000
330,000	BB	4.625% due 5/1/23	334,125
520,000	BB-	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 5.250% due 6/1/25	527,800
480,000	BB-	ESH Hospitality Inc., Company Guaranteed Notes, 5.250% due 5/1/25(a)	491,683
510,000	B+	GEO Group Inc. (The), Company Guaranteed Notes, 5.125% due 4/1/23	515,100
		MGP Escrow Issuer LLC, Company Guaranteed Notes:
500,000	BB-	5.625% due 5/1/24	541,875
390,000	BB-	4.500% due 9/1/26	391,950
		MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes:
140,000	BBB-	6.375% due 3/1/24	153,300
220,000	BBB-	5.250% due 8/1/26	232,100
		Uniti Group Inc./CSL Capital LLC:
130,000	B-	Company Guaranteed Notes, 8.250% due 10/15/23	137,475
40,000	BB-	Senior Secured Notes, 6.000% due 4/15/23(a)	42,000

		Total Real Estate Investment Trusts (REITs)	4,190,950

Real Estate Management & Development - 0.5%
850,000	BB-	Greystar Real Estate Partners LLC, Senior Secured Notes, 8.250% due 12/1/22(a)	920,125
785,000	B+	Realogy Group LLC/Realogy Co-Issuer Corp., Company Guaranteed Notes, 5.250% due 12/1/21(a)	828,175

		Total Real Estate Management & Development	1,748,300

Semiconductors & Semiconductor Equipment - 1.0%
		Microchip Technology Inc.:
140,000	B+u	Junior Subordinated Notes, 2.250% due 2/15/37(a)	158,375
290,000	B+u	Senior Subordinated Notes, 1.625% due 2/15/27(a)	321,356
665,000	BB	Micron Technology Inc., Senior Unsecured Notes, 5.250% due 8/1/23(a)	686,613
160,000	BB-	ON Semiconductor Corp., Company Guaranteed Notes, 1.625% due 10/15/23(a)	166,400
475,000	BB+	Qorvo Inc., Company Guaranteed Notes, 6.750% due 12/1/23	521,906
750,000	BB	Sensata Technologies UK Financing Co. PLC, Company Guaranteed Notes, 6.250% due 2/15/26(a)	821,250
625,000	BB	Versum Materials Inc., Company Guaranteed Notes, 5.500% due 9/30/24(a)	657,813

		Total Semiconductors & Semiconductor Equipment	3,333,713

Software - 2.6%
500,000	B-	Camelot Finance SA, Senior Unsecured Notes, 7.875% due 10/15/24(a)	540,000
180,000	BB+	CDK Global Inc., Senior Unsecured Notes, 4.875% due 6/1/27(a)	182,363
450,000	B	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	473,625
		First Data Corp.:
1,500,000	B	Company Guaranteed Notes, 7.000% due 12/1/23(a)	1,623,750
480,000	B	Secured Notes, 5.750% due 1/15/24(a)	508,800
795,000	BB	Senior Secured Notes, 5.000% due 1/15/24(a)	826,196

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Software - 2.6% - (continued)
$ 625,000	CCC	Infor Software Parent LLC/Infor Software Parent Inc., Company Guaranteed Notes, 7.125% (7.125% cash or 7.875% PIK) due 5/1/21(a)(b)	$648,437
270,000	B3(d)	Interface Security Systems Holdings Inc./Interface Security Systems LLC, Secured Notes, 9.250% due 1/15/18	265,882
217,000	BB-	Nuance Communications Inc., Company Guaranteed Notes, 5.375% due 8/15/20(a)	221,611
500,000	BB+	Open Text Corp., Company Guaranteed Notes, 5.875% due 6/1/26(a)	536,565
1,000,000	CCC+	Solera LLC/Solera Finance Inc., Senior Unsecured Notes, 10.500% due 3/1/24(a)	1,150,000
500,000	B+	SS&C Technologies Holdings Inc., Company Guaranteed Notes, 5.875% due 7/15/23	536,813
155,000	BB+	Symantec Corp., Senior Unsecured Notes, 5.000% due 4/15/25(a)	161,200
815,000	B+	Veritas US Inc./Veritas Bermuda Ltd., Senior Secured Notes, 7.500% due 2/1/23(a)	874,088

		Total Software	8,549,330

Specialty Retail - 1.4%
360,000	BB	CST Brands Inc., Company Guaranteed Notes, 5.000% due 5/1/23	374,760
410,000	BB	Dollar Tree Inc., Company Guaranteed Notes, 5.750% due 3/1/23	436,240
		GameStop Corp., Company Guaranteed Notes:
270,000	BB	5.500% due 10/1/19(a)	277,762
250,000	BB	6.750% due 3/15/21(a)	257,188
		Guitar Center Inc.:
650,000	CCC-	Company Guaranteed Notes, 9.625% due 4/15/20(a)	390,000
140,000	CCC+	Senior Secured Notes, 6.500% due 4/15/19(a)	121,275
295,000	B	Hot Topic Inc., Senior Secured Notes, 9.250% due 6/15/21(a)	300,900
180,000	CCC+	Jo-Ann Stores Holdings Inc., Senior Unsecured Notes, 9.750% (9.750% cash or 10.500% PIK) due 10/15/19(a)(b)	179,550
		PetSmart Inc.:
400,000	B-	Company Guaranteed Notes, 8.875% due 6/1/25(a)	395,000
330,000	B+	Senior Secured Notes, 5.875% due 6/1/25(a)	332,062
300,000	B-	Senior Unsecured Notes, 7.125% due 3/15/23(a)	280,500
315,000	BB-	Reliance Intermediate Holdings LP, Senior Secured Notes, 6.500% due 4/1/23(a)	340,200
430,000	BB+	Sally Holdings LLC/Sally Capital Inc., Company Guaranteed Notes, 5.625% due 12/1/25	442,900
330,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.875% due 3/1/27	329,175

		Total Specialty Retail	4,457,512

Technology Hardware, Storage & Peripherals - 2.2%
		Dell International LLC/EMC Corp.:
		Company Guaranteed Notes:
940,000	BB	5.875% due 6/15/21(a)	995,813
1,250,000	BB	7.125% due 6/15/24(a)	1,393,727
200,000	BBB-	Senior Secured Notes, 6.020% due 6/15/26(a)	221,147
1,250,000	CCC+	Riverbed Technology Inc., Company Guaranteed Notes, 8.875% due 3/1/23(a)	1,257,813
2,720,000	BB+	Western Digital Corp., Company Guaranteed Notes, 10.500% due 4/1/24	3,194,640

		Total Technology Hardware, Storage & Peripherals	7,063,140

Textiles, Apparel & Luxury Goods - 0.5%
		Hanesbrands Inc., Company Guaranteed Notes:
140,000	BB	4.625% due 5/15/24(a)	140,700
380,000	BB	4.875% due 5/15/26(a)	382,850
500,000	BB+	Levi Strauss & Co., Senior Unsecured Notes, 5.000% due 5/1/25	523,125
500,000	BB+	William Carter Co. (The), Company Guaranteed Notes, 5.250% due 8/15/21	517,000

		Total Textiles, Apparel & Luxury Goods	1,563,675

Tobacco - 0.3%
		Alliance One International Inc.:
765,000	CCC	Secured Notes, 9.875% due 7/15/21	670,331
200,000	B-	Senior Secured Notes, 8.500% due 4/15/21(a)	209,000

		Total Tobacco	879,331

Transportation Infrastructure - 2.0%
505,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 7.625% due 4/15/20	573,806
380,000	B-	CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes, 8.250% due 12/15/19(a)	354,350

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
Transportation Infrastructure - 2.0% - (continued)
$ 670,000	B-	Flexi-Van Leasing Inc., Company Guaranteed Notes, 7.875% due 8/15/18(a)	$663,300
		Fly Leasing Ltd., Senior Unsecured Notes:
335,000	BB-	6.750% due 12/15/20	355,938
540,000	BB-	6.375% due 10/15/21	567,000
740,000	B	Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes, 8.125% due 11/15/21(a)	654,900
		Park Aerospace Holdings Ltd., Company Guaranteed Notes:
1,135,000	BB-	5.250% due 8/15/22(a)	1,195,297
1,350,000	BB-	5.500% due 2/15/24(a)	1,425,094
710,000	B-	Watco Cos. LLC/Watco Finance Corp., Company Guaranteed Notes, 6.375% due 4/1/23(a)	740,175

		Total Transportation Infrastructure	6,529,860

Wireless Telecommunication Services - 4.1%
300,000	BB-	Altice US Finance I Corp., Senior Secured Notes, 5.500% due 5/15/26(a)	315,000
		Frontier Communications Corp., Senior Unsecured Notes:
845,000	B+	8.875% due 9/15/20	900,981
80,000	B+	6.250% due 9/15/21(c)	75,200
50,000	B+	10.500% due 9/15/22	49,313
575,000	B+	11.000% due 9/15/25	540,500
560,000	D	Oi Brasil Holdings Cooperatief UA, Company Guaranteed Notes, 5.750% due 2/10/22(a)(g)(i)	170,800
		Sprint Capital Corp., Company Guaranteed Notes:
100,000	B	6.875% due 11/15/28	111,125
2,125,000	B	8.750% due 3/15/32	2,684,141
		Sprint Communications Inc.:
		Company Guaranteed Notes:
586,000	B+	9.000% due 11/15/18(a)	643,867
235,000	B+	7.000% due 3/1/20(a)	261,438
		Senior Unsecured Notes:
525,000	B	7.000% due 8/15/20	581,437
540,000	B	11.500% due 11/15/21	696,600
		Sprint Corp., Company Guaranteed Notes:
1,880,000	B	7.250% due 9/15/21	2,139,083
770,000	B	7.875% due 9/15/23	891,275
		T-Mobile USA Inc., Company Guaranteed Notes:
300,000	BB	6.000% due 3/1/23	319,860
600,000	BB	6.625% due 4/1/23	640,320
2,000,000	BB	6.500% due 1/15/26	2,212,500

		Total Wireless Telecommunication Services	13,233,440

		TOTAL CORPORATE BONDS & NOTES (Cost - $288,862,359)	300,249,022

SENIOR LOANS - 2.0%
410,000	NR	Ancestry.com Operations Inc., (Restricted), 9.260% due 10/19/24	421,617
520,000	NR	Centurylink Inc., due 1/31/25(j)	519,631
989,848	NR	EIG Investors Corp., 6.179% due 2/9/23	996,346
124,851	NR	Hercules Offshore Inc., (Restricted), due 5/6/20(g)	101,441
220,000	NR	Lantheus Medical Imaging Inc., (Restricted), 5.545% due 6/30/22	221,329
360,000	NR	Laureate Education Inc., (Restricted), due 4/6/24(j)	361,737
1,250,000	NR	Lonestar International Super Holdings LLC, 10.045% due 8/31/21	1,294,794
340,000	NR	MediArena Acquistion BV, (Restricted), 10.148% due 8/13/22	237,293
173,438	NR	Murray Energy Corp., (Restricted), 8.397% due 4/16/20	164,496
317,544	NR	Panda Temple Power LLC, (Restricted), 7.397% due 3/6/22(g)(i)	226,250
250,000	NR	Peabody Energy Corp., 5.500% due 3/31/22	251,250
625,000	NR	Press Ganey Holdings Inc., 8.295% due 10/21/24	640,628
345,333	NR	Radnet Management Inc., (Restricted), 8.151% due 3/25/21	348,355
259,345	NR	Solera LLC, 4.295% due 3/3/23	261,454
314,207	NR	Veritas US Inc., 6.772% due 1/27/23	315,025

		TOTAL SENIOR LOANS (Cost - $6,404,957)	6,361,646

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BOND - 0.3%
Argentina - 0.3%
$ 1,000,000	NR	Argentine Republic Government International Bonds, 7.500% due 4/22/26 (Cost - $1,063,000)	$1,105,500

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
300,000	NR	Commercial Mortgage Trust, Series 2015-LC21, Class E, 3.250% due 7/10/48(a)	172,049
200,000	NR	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E, 4.618% due 8/15/48(a)(e)	138,541
300,000	NR	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.000% due 5/15/48(a)	166,871

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost - $531,458)	477,461

Shares/Units
PREFERRED STOCKS - 0.5%
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
4,240,500		DeepOcean Group Holding BV, (Restricted), 0.000%*(g)(h)	42,405

Oil, Gas & Consumable Fuels - 0.2%
47,239		Berry Petroleum Co., (Restricted), 0.000%*(g)	602,297
707		Berry Petroleum Co., (Restricted), 0.000%*(g)	9,014

		Total Oil, Gas & Consumable Fuels	611,311

		TOTAL ENERGY	653,716

FINANCIALS - 0.3%
Banks - 0.3%
39,709		GMAC Capital Trust I, 6.967%(e)	1,013,374

		TOTAL PREFERRED STOCKS (Cost - $1,605,408)	1,667,090

COMMON STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
9,953		Bossier Casino Venture Holdco Inc., (Restricted)*(a)(g)(h)	73,254

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
9,541		DeepOcean Group Holding BV, (Restricted)*(g)(h)	28,241
17,453		Hercules Offshore Inc.*(g)(h)	4,922

		Total Energy Equipment & Services	33,163

Oil, Gas & Consumable Fuels - 0.3%
43,396		Berry Petroleum Corp., (Restricted)*(g)(h)	433,960
24,541		Blue Ridge Mountain Resources Inc.*(g)	220,869
9,396		Peabody Energy Corp.*(c)	228,229
11,773		PetroQuest Energy Inc., (Restricted)*	24,252
938		Sanchez Energy Corp.*	5,619
2,634		Southwestern Energy Co.*	15,962

		Total Oil, Gas & Consumable Fuels	928,891

		TOTAL ENERGY	962,054

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
559		Jack Cooper Holdings Corp., Class B Shares*(a)(g)(h)	—
68		MWO Holdings, ADR, (Restricted)*(g)(h)	11,383

		TOTAL FINANCIALS	11,383

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Shares/Units	Security	Value
MATERIALS - 0.1%
Metals & Mining - 0.1%
353,070AUD	Mirabela Nickel Ltd.*(g)(h)	$—
6,101	SunCoke Energy Partners LP	101,582

	TOTAL MATERIALS	101,582

	TOTAL COMMON STOCKS (Cost - $3,040,966)	1,148,273

CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
12,500	Sanchez Energy Corp., 6.500%(f)	335,750
14,900	Southwestern Energy Co., 6.250%(c)	227,523

	TOTAL ENERGY	563,273

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
616	Allergan PLC, 5.500%	493,274

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,565,083)	1,056,547

CLOSED END MUTUAL FUND SECURITY - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
10,000	iShares iBoxx $ High Yield Corporate Bonds ETF, Common Class(c) (Cost - $860,049)	886,500

WARRANT - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
440	Peabody Energy Corp., expires 7/3/17*(h) (Cost - $0)	10,688

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $303,933,280)	312,962,727

Face Amount
SHORT-TERM INVESTMENTS (k) - 4.9%
MONEY MARKET FUND - 3.1%
$ 9,867,148	Invesco STIT - Government & Agency Portfolio, Institutional Class(l) (Cost - $9,867,148)	9,867,148

TIME DEPOSITS - 1.8%
1,752,713	Citibank - Puerto Rico, 0.420% due 6/1/17	1,752,713
4,187,466	Wells Fargo - Grand Cayman, 0.420% due 6/1/17	4,187,466

	TOTAL TIME DEPOSITS (Cost - $5,940,179)	5,940,179

	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,807,327)	15,807,327

	TOTAL INVESTMENTS - 101.7% (Cost - $319,740,607#)	328,770,054

	Liabilities in Excess of Other Assets - (1.7)%	(5,442,517)

	TOTAL NET ASSETS - 100.0%	$323,327,537

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

(b)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(c)	All or a portion of this security is on loan (see Note 1).
(d)	Rating by Moody’s Investors Service.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Illiquid security.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(i)	Security is currently in default.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Inclusive of all short term holdings, including collateral received from securities lending activities. Excluding such collateral, the percentage of portfolio holdings would be 1.8%.
(l)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

PLC	— Public Limited Company

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar

See pages 204-206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Summary of Investments by Security Type^
Corporate Bonds & Notes	91.3%
Senior Loans	2.0
Preferred Stocks	0.5
Common Stocks	0.4
Sovereign Bond	0.3
Convertible Preferred Stocks	0.3
Closed End Mutual Fund Security	0.3
Collateralized Mortgage Obligations	0.1
Warrant	0.0	**
Short-Term Investments	4.8

	100.0%

^	As a percentage of total investments.
**	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 36.3%
Canada - 0.3%
$ 500,000		Royal Bank of Canada, Covered Notes, 2.300% due 3/22/21	$502,502

Cayman Islands - 0.5%
200,000		KSA Sukuk Ltd., Senior Unsecured Notes, 2.894% due 4/20/22(a)	200,663
800,000		US Capital Funding II Ltd./US Capital Funding II Corp., Asset-Backed, 1.920% due 8/1/34(a)(b)	692,000

		Total Cayman Islands	892,663

Denmark - 9.4%
		BRFkredit AS, Covered Notes:
6,500,000	DKK	2.000% due 10/1/17	989,431
2,967,574	DKK	2.000% due 10/1/47	438,744
8,845	DKK	3.000% due 10/1/47	1,402
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
430,159	DKK	2.500% due 10/1/37	67,484
886,904	DKK	2.500% due 10/1/47	136,282
		Nykredit Realkredit AS, Covered Notes:
3,600,000	DKK	1.000% due 7/1/17	549,534
4,400,000	DKK	1.000% due 10/1/17	668,428
37,400,000	DKK	1.000% due 1/1/18	5,702,733
8,703,977	DKK	2.000% due 10/1/37	1,336,798
3,763,497	DKK	2.500% due 10/1/37	590,662
2,665,525	DKK	2.000% due 10/1/47	395,698
11,151,208	DKK	2.500% due 10/1/47	1,720,234
		Realkredit Danmark AS, Covered Notes:
7,500,000	DKK	1.000% due 4/1/18	1,146,800
1,612,786	DKK	2.000% due 10/1/37	247,639
3,415,504	DKK	2.500% due 10/1/37	536,433
2,569,518	DKK	2.000% due 10/1/47	380,669
6,396,748	DKK	2.500% due 10/1/47	983,409

		Total Denmark	15,892,380

France - 1.5%
900,000		Credit Agricole SA, Senior Unsecured Notes, 1.665% due 6/12/17(a)(b)	900,000
		Dexia Credit Local SA, Government Liquid Guaranteed Notes:
400,000		1.756% due 3/23/18(a)(b)	401,169
300,000		2.250% due 2/18/20(a)	300,925
1,000,000		1.875% due 9/15/21(a)	977,016

		Total France	2,579,110

Germany - 1.5%
800,000		Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	836,227
2,400,000	NZD	Landwirtschaftliche Rentenbank, Government Guaranteed Notes, 4.750% due 3/12/19	1,768,947

		Total Germany	2,605,174

Ireland - 0.1%
200,000	EUR	Bank of Ireland, Junior Subordinated Notes, 7.375%(b)(c)	245,508

Italy - 1.0%
400,000	EUR	Banca Carige SpA, Covered Notes, 3.875% due 10/24/18	468,333
500,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 5.000% due 2/9/18	580,491
400,000	GBP	Telecom Italia SpA, Senior Unsecured Notes, 6.375% due 6/24/19	566,205

		Total Italy	1,615,029

Jersey Channel Islands - 0.4%
200,000	GBP	HBOS Capital Funding LP, Company Guaranteed Notes, 9.540%(b)(c)	276,426
300,000	GBP	Kennedy Wilson Europe Real Estate PLC, Senior Unsecured Notes, 3.950% due 6/30/22	403,897

		Total Jersey Channel Islands	680,323

Luxembourg - 0.8%
600,000	EUR	Commerzbank Finance & Covered Bond SA, Covered Notes, 4.250% due 6/4/18	702,521
500,000	EUR	Wind Acquisition Finance SA, Secured Notes, 7.000% due 4/23/21	586,389

		Total Luxembourg	1,288,910

Netherlands - 2.3%
700,000	CAD	Bank Nederlandse Gemeenten NV, Senior Unsecured Notes, 2.125% due 10/1/19(a)	527,275
300,000	EUR	Cooperatieve Rabobank UA, Senior Unsecured Notes, 6.875% due 3/19/20	397,690

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Netherlands - 2.3% - (continued)
		ING Bank NV:
$ 600,000		Covered Notes, 2.625% due 12/5/22(a)	$608,721
1,000,000		Subordinated Notes, 4.125% due 11/21/23(b)	1,022,096
		Petrobras Global Finance BV, Company Guaranteed Notes:
600,000		8.375% due 5/23/21	675,750
400,000		6.125% due 1/17/22	417,700
200,000	EUR	Stichting AK Rabobank Certificaten, Junior Subordinated Notes, 6.500%(c)	266,964

		Total Netherlands	3,916,196

Norway - 0.5%
400,000		DNB Boligkreditt AS, Covered Notes, 2.500% due 3/28/22(a)	403,988
500,000		Eksportfinans ASA, Senior Unsecured Notes, 5.500% due 6/26/17	499,801

		Total Norway	903,789

Portugal - 0.3%
		Banco Espirito Santo SA, Senior Unsecured Notes:
200,000	EUR	4.750% due 1/15/18(d)	65,154
200,000	EUR	4.000% due 1/21/19(d)	65,154
300,000	EUR	Novo Banco SA, Senior Unsecured Notes, 5.000% due 4/4/19	285,615

		Total Portugal	415,923

Spain - 0.6%
900,000	EUR	Banco Santander SA, Junior Subordinated Notes, 6.250%(b)(c)	1,027,409

Supranational - 1.1%
1,400,000	NZD	Asian Development Bank, Senior Unsecured Notes, 4.625% due 3/6/19	1,029,978
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	321,731
800,000	AUD	0.500% due 8/10/23	504,155

		Total Supranational	1,855,864

Sweden - 5.0%
		Lansforsakringar Hypotek AB, Covered Notes:
8,100,000	SEK	2.250% due 9/21/22	1,011,553
12,000,000	SEK	1.250% due 9/20/23	1,409,895
10,700,000	SEK	Nordea Hypotek AB, Covered Notes, 1.000% due 4/8/22	1,262,432
2,500,000	SEK	Skandinaviska Enskilda Banken AB, Covered Notes, 1.500% due 12/15/21	301,980
		Stadshypotek AB, Covered Notes:
8,000,000	SEK	2.500% due 9/18/19	977,131
6,000,000	SEK	1.500% due 12/15/21	724,753
8,000,000	SEK	4.500% due 9/21/22	1,108,544
		Sveriges Sakerstallda Obligationer AB, Covered Notes:
7,000,000	SEK	1.250% due 6/15/22	834,416
2,000,000	SEK	2.000% due 6/17/26	239,681
		Swedbank Hypotek AB, Covered Notes:
1,600,000	SEK	1.000% due 9/15/21	189,543
3,900,000	SEK	1.000% due 6/15/22	459,506

		Total Sweden	8,519,434

Switzerland - 0.6%
		UBS AG, Subordinated Notes:
250,000		7.625% due 8/17/22	294,375
300,000		4.750% due 5/22/23(b)	307,198
400,000		5.125% due 5/15/24	422,943

		Total Switzerland	1,024,516

United Kingdom - 4.7%
		Barclays Bank PLC, Subordinated Notes:
400,000		7.625% due 11/21/22	453,250
1,900,000		7.750% due 4/10/23(b)	1,992,625
		Barclays PLC:
		Junior Subordinated Notes:
400,000	GBP	7.000%(b)(c)	532,718
200,000		8.250%(b)(c)	214,000
600,000		Senior Unsecured Notes, 3.295% due 8/10/21(b)	629,812
200,000		British Telecommunications PLC, Senior Unsecured Notes, 9.125% due 12/15/30	306,383

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
United Kingdom - 4.7% - (continued)
400,000	GBP	Co-operative Group Holdings 2011 Ltd., Company Guaranteed Notes, step bond to yield, 6.875% due 7/8/20	$590,276
$ 500,000		HBOS PLC, Subordinated Notes, 6.750% due 5/21/18(a)	521,402
100,000	GBP	Legal & General Group PLC, Subordinated Notes, 5.500% due 6/27/64(b)	141,793
		Lloyds Banking Group PLC, Junior Subordinated Notes:
300,000	GBP	7.000%(b)(c)	406,826
200,000	GBP	7.625%(b)(c)	293,356
100,000	GBP	RAC Bond Co. PLC, Senior Secured Notes, 4.870% due 5/6/26	145,640
300,000		Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 8.000%(b)(c)	328,885
500,000		Santander UK Group Holdings PLC, Subordinated Notes, 4.750% due 9/15/25(a)	518,145
300,000	GBP	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.875% due 1/15/27	403,524
300,000	GBP	Virgin Money PLC, Senior Unsecured Notes, 2.250% due 4/21/20	397,260

		Total United Kingdom	7,875,895

United States - 5.7%
		Ally Financial Inc.:
500,000		Company Guaranteed Notes, 8.000% due 11/1/31	606,250
		Senior Unsecured Notes:
200,000		3.250% due 9/29/17	201,075
100,000		3.600% due 5/21/18	101,625
300,000	EUR	American International Group Inc., Senior Unsecured Notes, 1.500% due 6/8/23	344,431
300,000		Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 3.300% due 2/1/23	309,568
400,000		AT&T Inc., Senior Unsecured Notes, 2.023% due 7/15/21(b)	404,186
700,000		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.464% due 7/23/22	751,981
200,000		EPR Properties, Company Guaranteed Notes, 4.500% due 6/1/27	201,361
400,000		Ford Motor Credit Co. LLC, Senior Unsecured Notes, 5.875% due 8/2/21	446,744
1,200,000		JPMorgan Chase & Co., Senior Unsecured Notes, 1.706% due 4/25/18(b)	1,204,640
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 12/30/16(e)	87,425
1,000,000		Marriott International Inc., Senior Unsecured Notes, 6.750% due 5/15/18	1,046,851
100,000		Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	104,000
1,000,000		Santander Holdings USA Inc., Senior Unsecured Notes, 2.642% due 11/24/17(b)	1,005,244
1,100,000		UnitedHealth Group Inc., Senior Unsecured Notes, 3.750% due 7/15/25	1,165,418
300,000		WEA Finance LLC/Westfield UK & Europe Finance PLC, Company Guaranteed Notes, 3.750% due 9/17/24(a)	307,037
		Wells Fargo & Co., Senior Unsecured Notes:
100,000		2.263% due 1/24/23(b)	101,079
900,000		2.402% due 10/31/23(b)	916,371
300,000		Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 3.150% due 4/1/22	305,255

		Total United States	9,610,541

		TOTAL CORPORATE BONDS & NOTES (Cost - $60,823,077)	61,451,166

SOVEREIGN BONDS - 36.1%
Belgium - 2.0%
3,000,000	EUR	Kingdom of Belgium Government Bonds, 0.800% due 6/22/27(a)(f)	3,420,719

Canada - 3.5%
		Province of Alberta Canada:
900,000	CAD	1.250% due 6/1/20(f)	667,918
900,000	CAD	2.350% due 6/1/25(f)	684,473
		Province of Ontario Canada:
1,500,000	CAD	4.200% due 6/2/20(f)	1,209,593
3,100,000	CAD	3.150% due 6/2/22	2,476,994
1,100,000	CAD	Province of Quebec Canada, 3.750% due 9/1/24(f)	920,499

		Total Canada	5,959,477

France - 3.2%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45(f)	1,356,751
3,400,000	EUR	2.000% due 5/25/48(a)(e)(f)	3,991,297

		Total France	5,348,048

Greece - 0.2%
37,000,000	JPY	Hellenic Republic Government International Bonds, 3.800% due 8/8/17	331,577

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
Ireland - 1.0%
1,000,000	EUR	Ireland Government Bonds, 5.400% due 3/13/25	$1,542,097

Italy - 3.1%
		Italy Buoni Poliennali Del Tesoro:
800,000	EUR	0.350% due 11/1/21(f)	886,227
1,000,000	EUR	4.750% due 9/1/44(a)(f)	1,415,447
600,000	EUR	3.250% due 9/1/46(a)(f)	674,782
700,000	EUR	2.700% due 3/1/47(a)(f)	701,833
500,000	EUR	2.800% due 3/1/67(a)(f)	469,495
700,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	1,129,612

		Total Italy	5,277,396

Japan - 10.5%
$ 400,000		Japan Bank for International Cooperation, 2.000% due 11/4/21	394,931
		Japan Finance Organization for Municipalities:
800,000		2.125% due 4/13/21(a)	790,681
200,000		2.625% due 4/20/22(a)	201,762
		Japan Government Thirty Year Bonds:
210,000,000	JPY	1.700% due 9/20/44	2,332,058
330,000,000	JPY	1.400% due 9/20/45	3,452,432
180,000,000	JPY	0.500% due 9/20/46	1,502,851
		Japan Government Twenty Year Bonds:
630,000,000	JPY	1.000% due 12/20/35	6,187,624
280,000,000	JPY	0.400% due 3/20/36	2,475,741
400,000		Tokyo Metropolitan Government, 2.000% due 5/17/21(a)	393,500

		Total Japan	17,731,580

Kuwait - 0.9%
		Kuwait International Government Bonds:
400,000		2.750% due 3/20/22(a)	404,500
1,100,000		3.500% due 3/20/27(a)	1,131,544

		Total Kuwait	1,536,044

New Zealand - 0.1%
300,000	NZD	New Zealand Government Bonds, 5.500% due 4/15/23	247,671

Poland - 0.4%
2,700,000	PLN	Republic of Poland Government Bonds, 3.250% due 7/25/25	736,067

Saudi Arabia - 1.1%
1,900,000		Saudi Government International Bonds, 2.375% due 10/26/21(a)	1,882,220

Slovenia - 2.1%
		Slovenia Government International Bonds:
500,000		4.750% due 5/10/18	515,050
800,000		4.125% due 2/18/19	830,152
200,000		5.500% due 10/26/22	228,896
1,250,000		5.850% due 5/10/23	1,465,156
450,000		5.250% due 2/18/24	515,576

		Total Slovenia	3,554,830

Spain - 3.3%
		Autonomous Community of Catalonia:
200,000	EUR	4.750% due 6/4/18	233,929
500,000	EUR	4.950% due 2/11/20	603,621
200,000	EUR	4.900% due 9/15/21	237,206
200,000	EUR	Autonomous Community of Madrid Spain, 4.125% due 5/21/24	270,051
		Spain Government Bonds:
2,700,000	EUR	2.150% due 10/31/25(a)(f)	3,250,918
900,000	EUR	2.900% due 10/31/46(a)(f)	1,023,199

		Total Spain	5,618,924

United Kingdom - 4.7%
		United Kingdom Gilt:
2,500,000	GBP	3.250% due 1/22/44(f)	4,257,510
2,100,000	GBP	3.500% due 1/22/45(f)	3,758,035

		Total United Kingdom	8,015,545

		TOTAL SOVEREIGN BONDS (Cost - $60,514,027)	61,202,195

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3%
		ALBA PLC:
485,844	GBP	Series 2007-1, Class A3, 0.514% due 3/17/39(b)	$601,842
520,514	GBP	Series 2015-1, Class A, 1.503% due 4/24/49(b)	676,199
$ 842,138		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 1.504% due 5/25/35(b)(e)	762,134
1,064,001		Banc of America Alternative Loan Trust, Series 2006-3, Class 5CB1, 6.500% due 4/25/36	892,013
40,750		Banc of America Funding Trust, Series 2006-A, Class 1A1, 3.097% due 2/20/36(b)	40,365
14,660		Banc of America Re-REMIC Trust, Series 2010-UB5, Class A4A, 5.906% due 2/17/51(a)(b)	15,546
358,230		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 1.474% due 3/25/37(a)(b)	331,196
		Bear Stearns Adjustable Rate Mortgage Trust:
8,415		Series 2003-5, Class 1A2, 3.202% due 8/25/33(b)	8,332
14,636		Series 2003-7, Class 6A, 3.241% due 10/25/33(b)	14,739
36,613		Series 2004-2, Class 22A, 3.655% due 5/25/34(b)	35,620
9,027		Series 2004-2, Class 23A, 3.283% due 5/25/34(b)	8,536
17,472		Series 2005-2, Class A2, 3.636% due 3/25/35(b)	17,697
128,734		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 3.291% due 1/26/36(b)	109,477
125,080	EUR	Casa d’este Finance SRL, Series 1, Class A2, 0.020% due 9/15/40(b)	139,725
700,000		Cent CLO 22 Ltd., Series 2014-22A, Class A1R, 2.589% due 11/7/26(a)(b)	702,096
385,386	EUR	Claris ABS SRL, Series 2011-1, Class A, 0.102% due 10/31/60(b)	432,907
		Countrywide Alternative Loan Trust:
2,416		Series 2004-J5, Class 2A1, 1.704% due 8/25/34(b)	2,417
10,685		Series 2005-21CB, Class A3, 5.250% due 6/25/35	10,011
40,242		Series 2007-7T2, Class A9, 6.000% due 4/25/37	28,113
68,464		Series 2007-11T1, Class A12, 1.374% due 5/25/37(b)	37,490
32,667		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	29,047
		Countrywide Asset-Backed Certificates:
1,022,103		Series 2007-13, Class 1A, 1.864% due 10/25/47(b)	980,930
869,288		Series 2007-SEA2, Class 1A1, 2.024% due 8/25/47(a)(b)	806,971
		Countrywide Home Loan Mortgage Pass-Through Trust:
6,021		Series 2004-12, Class 11A1, 3.222% due 8/25/34(b)	5,573
119,337		Series 2005-2, Class 1A1, 1.664% due 3/25/35(b)	96,742
10,066		Series 2005-3, Class 2A1, 1.604% due 4/25/35(b)	8,949
111,495		Series 2005-9, Class 1A3, 1.484% due 5/25/35(b)	95,005
32,844		Series 2005-11, Class 3A1, 2.403% due 4/25/35(b)	27,271
49,344		Series 2005-HYB9, Class 3A2A, 3.309% due 2/20/36(b)	44,386
8,334		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 3.045% due 8/25/33(b)	8,378
880,478		Credit Suisse Mortgage Capital Certificates, Series 2007-NC1, Class 2A1, 1.624% due 9/25/37(b)	823,621
42,208		Credit Suisse Mortgage Capital Trust, Series 2007-5R, Class A5, 6.500% due 7/26/36	26,367
191,098		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36	97,036
369,480		CWABS Asset-Backed Certificates Trust, Series 2006-18, Class 2A2, 1.184% due 3/25/37(b)	362,429
888,740		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.774% due 10/25/47(b)	748,010
901,740		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 2.074% due 5/25/37(a)(b)	824,950
276,585	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 0.494% due 6/15/44(b)	344,195
		Eurosail-UK PLC:
43,689	GBP	Series 2007-4X, Class A2A, 0.644% due 6/13/45(b)	56,433
500,000	GBP	Series 2007-4X, Class A3, 1.294% due 6/13/45(b)(e)	633,266
323,676	GBP	Series 2007-6NCX, Class A2A, 1.044% due 9/13/45(b)	417,386
		Federal Home Loan Mortgage Corp. (FHLMC):
39,487		Series T-35, Class A, 1.304% due 9/25/31(b)	39,026
57,911		Series T-62, Class 1A1, 1.863% due 10/25/44(b)	58,656
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
54,408		Series 2391, Class FJ, 1.489% due 4/15/28(b)	54,650
81,941		Series 2614, Class SJ, 16.942% due 5/15/33(b)	114,700
386,461		Series 4579, Class FD, 1.333% due 1/15/38(b)	384,925
386,461		Series 4579, Class SD, 1.616% due 1/15/38(b)(g)	22,287
8,891		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	10,242

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3% - (continued)
		Federal National Mortgage Association (FNMA), REMICS:
$ 8,314		Series 2003-34, Class A1, 6.000% due 4/25/43	$9,472
47		Series 2005-120, Class NF, 1.124% due 1/25/21(b)	47
21,287		Series 2006-48, Class TF, 1.424% due 6/25/36(b)	21,279
170,189		Series 2009-104, Class FA, 1.824% due 12/25/39(b)	173,103
739,424		Series 2010-46, Class WF, 1.774% due 5/25/40(b)	751,865
123,097		Series 2013-130, Class FB, 1.474% due 1/25/44(b)	123,718
66,044		Federal National Mortgage Association (FNMA), REMICS, Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	76,472
777,921		Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.367% due 12/24/23(a)(b)	778,930
382,170		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1.384% due 10/25/35(b)	366,444
800,000		Flagship VII LTD, Series 2013-7A, Class A1R, 2.276% due 1/20/26(a)(b)	800,421
59,553	EUR	Giovecca Mortgages SRL, Series 2011-1, Class A, 0.268% due 4/23/48(b)	67,026
75,276		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.481% due 11/19/35(b)	72,143
1,000,000		GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.540% due 10/29/26(a)(b)	1,000,214
499,023		Government National Mortgage Association, Series 2016-H15, Class FA, 1.783% due 7/20/66(b)	503,284
18,742		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 2.560% due 3/25/33(b)	18,589
		Harborview Mortgage Loan Trust:
39,103		Series 2003-1, Class A, 3.180% due 5/19/33(b)	38,708
31,987		Series 2005-2, Class 2A1A, 1.444% due 5/19/35(b)	30,018
76,181		Series 2005-3, Class 2A1A, 1.244% due 6/19/35(b)	70,989
124,962		Series 2006-SB1, Class A1A, 1.541% due 12/19/36(b)	116,270
155,441		Series 2007-1, Class 2A1A, 1.134% due 3/19/37(b)	140,503
		JPMorgan Mortgage Trust:
6,664		Series 2003-A2, Class 3A1, 2.980% due 11/25/33(b)	6,412
3,058		Series 2005-A1, Class 6T1, 3.415% due 2/25/35(b)	3,036
109,824		JPMorgan Resecuritization Trust, Series 2009-7, Class 17A1, 5.384% due 7/27/37(a)(b)	113,884
800,000		KVK CLO Ltd., Series 2013-2A, Class AR, 2.308% due 1/15/26(a)(b)	800,762
		Ludgate Funding PLC:
690,667	GBP	Series 2006-1X, Class A2A, 0.540% due 12/1/60(b)	848,317
662,681	GBP	Series 2007-1, Class A2A, 0.499% due 1/1/61(b)	810,447
		Merrill Lynch Mortgage Investors Trust:
11,739		Series 2003-A2, Class 1A1, 3.015% due 2/25/33(b)	11,376
40,926		Series 2005-2, Class 1A, 2.543% due 10/25/35(b)	40,969
35,721	GBP	Money Partners Securities 4 PLC, Series 4X, Class A1A, 0.724% due 3/15/40(b)	45,071
700,000	GBP	Newgate Funding, Series 2007-1X, Class A3, 0.510% due 12/1/50(b)	816,020
400,000		NewMark Capital Funding 2014-2 CLO Ltd., Series 2014-2A, Class A1R, 2.372% due 6/30/26(a)(b)	400,009
719,481	GBP	Paragon Mortgages No 13 PLC, Series 13X, Class A1, 0.576% due 1/15/39(b)	888,058
		Puma Finance Pty Ltd.:
233,520	AUD	Series 2014-1, Class A, 2.515% due 5/13/45(b)	173,691
226,620	AUD	Series 2014-2, Class A, 2.410% due 10/18/45(b)	167,938
359,800		RAAC Trust, Series 2007-SP3, Class A1, 2.224% due 9/25/47(b)	357,449
		RALI Trust:
74,106		Series 2007-QO2, Class A1, 1.174% due 2/25/47(b)	45,873
470,226		Series 2007-QS1, Class 1A1, 6.000% due 1/25/37	408,847
		Residential Asset Securitization Trust:
22,478		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	17,828
55,156		Series 2006-R1, Class A2, 1.424% due 1/25/46(b)	26,717
418,554	GBP	Residential Mortgage Securities 28 PLC, Series 28, Class A, 1.494% due 6/15/46(b)	543,755
326,720	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 0.504% due 12/15/43(b)	400,714
1,400,000	GBP	Ripon Mortgages PLC, Series 1A, Class A1, 1.172% due 8/20/56(a)(b)	1,808,683
		RMAC Securities No 1 PLC:
310,298	GBP	Series 2006-NS1X, Class A2A, 0.494% due 6/12/44(b)	383,259
584,030	GBP	Series 2006-NS3X, Class A2A, 0.494% due 6/12/44(b)	716,661
		Soundview Home Loan Trust:
517,200		Series 2006-3, Class A3, 1.184% due 11/25/36(b)	487,197
1,300,000		Series 2006-3, Class A4, 1.274% due 11/25/36(b)	1,047,335

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.3% - (continued)
		Structured Adjustable Rate Mortgage Loan Trust:
$ 11,780		Series 2004-1, Class 4A1, 3.391% due 2/25/34(b)	$11,794
45,784		Series 2004-4, Class 3A2, 3.442% due 4/25/34(b)	46,123
59,386		Series 2004-19, Class 2A1, 2.038% due 1/25/35(b)	51,947
		Structured Asset Mortgage Investments II Trust:
74,792		Series 2005-AR2, Class 2A1, 1.484% due 5/25/45(b)	67,496
84,784		Series 2005-AR8, Class A1A, 1.304% due 2/25/36(b)	76,692
55,943		Series 2006-AR5, Class 1A1, 1.234% due 5/25/36(b)	44,165
309,899		Series 2007-AR4, Class A3, 1.244% due 9/25/47(b)	276,003
137,279		Series 2007-AR6, Class A1, 2.191% due 8/25/47(b)	127,356
59,548		Structured Asset Securities Corp. Trust, Series 2005-10, Class 4A1, 5.500% due 12/25/34	58,969
900,000		Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.188% due 10/15/25(a)(b)	900,030
900,000		TICP CLO I Ltd., Series 2014-1A, Class A1R, 2.347% due 4/26/26(a)(b)	900,901
476,185		US Residential Opportunity Fund III Trust, Series 2016-3III, Class A, step bond to yield, 3.598% due 10/27/36(a)	475,373
900,000		Venture XVI CLO Ltd., Series 2014-16A, Class A1R, 2.668% due 4/15/26(a)(b)	900,018
		WaMu Mortgage Pass-Through Certificates Trust:
16,057		Series 2002-AR9, Class 1A, 2.091% due 8/25/42(b)	15,543
5,358		Series 2003-AR5, Class A7, 3.063% due 6/25/33(b)	5,442
386,911		Series 2003-AR9, Class 2A, 2.845% due 9/25/33(b)	386,295
502,245		Series 2004-AR1, Class A, 3.137% due 3/25/34(b)	511,506
62,773		Series 2005-AR13, Class A1A1, 1.314% due 10/25/45(b)	62,389
102,885		Series 2006-AR13, Class 2A, 2.083% due 10/25/46(b)	97,972
493,287		Series 2007-OA3, Class 2A1A, 1.451% due 4/25/47(b)	444,853
52		Washington Mutual Mortgage Loan Trust, Series 2001-7, Class A, 1.857% due 5/25/41(b)	52
28,743		Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 3A, 1.631% due 7/25/46(b)	19,934
174,362		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 3.137% due 12/25/32(b)	174,156
234,528		Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1, 3.096% due 3/25/36(b)	236,619

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $35,664,922)	34,409,317

MORTGAGE-BACKED SECURITIES - 13.0%
CMHC - 0.4%
		Canadian Mortgage and Housing Corp. (CMHC):
231,433	CAD	0.994% due 6/1/20(e)	170,914
545,694	CAD	1.194% due 7/1/20(e)	404,779
159,319	CAD	1.194% due 8/1/20(e)	118,181

		TOTAL CMHC	693,874

FHLMC- 0.6%
1,000,000		Federal National Mortgage Corp. (FHLMC), Gold:
		3.000% due 6/1/47(h)	1,005,059

FNMA - 12.0%
		Federal National Mortgage Association (FNMA):
554,952		5.700% due 8/1/18(b)	561,000
90,093		3.000% due 1/1/22	93,680
685,933		2.500% due 8/1/28	698,381
69,851		2.947% due 11/1/34(b)	74,007
114,804		6.500% due 8/1/37	128,645
3,300,000		3.000% due 7/1/47(h)	3,312,955
15,000,000		3.500% due 6/1/47 - 7/1/47(h)	15,472,992

		TOTAL FNMA	20,341,660

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 13.0% - (continued)
GNMA - 0.0%
		Government National Mortgage Association II (GNMA):
$ 8,817		6.000% due 9/20/38	$9,557

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $21,832,766)	22,050,150

U.S. GOVERNMENT OBLIGATIONS - 5.1%
2,159,978		U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/25(f)(i)	2,497,771
		U.S. Treasury Inflation Indexed Notes:
3,007,470		0.125% due 4/15/22(f)	3,025,500
3,190,923		0.250% due 1/15/25(f)(i)	3,179,579

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,679,114)	8,702,850

SENIOR LOAN - 0.2%
300,000		Centurylink Inc., due 1/31/25(j) (Cost - $298,500)	299,787

ASSET-BACKED SECURITIES - 0.2%
Automobiles - 0.1%
176,776		Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A2, 1.470% due 4/15/19(a)	176,821

Student Loans - 0.1%
138,997		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.106% due 4/25/38(b)	138,661

		TOTAL ASSET-BACKED SECURITIES (Cost - $315,773)	315,482

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS - 0.0%
Currency Options - 0.0%
748,000		OTC U.S. Dollar versus Japanese Yen, Call @ JPY120.00, expires 4/20/20, GSC	13,876
463,000		OTC U.S. Dollar versus Japanese Yen, Call @ JPY120.00, expires 4/17/20, DUB	8,559
641,000		OTC U.S. Dollar versus Japanese Yen, Call @ JPY120.00, expires 4/17/20, BOA	11,849

		Total Currency Options	34,284

Floor Option - 0.0%
21,200,000		OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call @ 0.400%, expires 10/26/17, SOG	87

Interest Rate Swaptions - 0.0%
35,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 2.030%, expires 12/18/17, GSC	2,443
57,000,000		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put @ 2.400%, expires 3/14/18, GSC	3,334
1,100,000	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put @ 1.164%, expires 9/11/17, GSC	1,960
600,000	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put @ 1.223%, expires 9/11/17, GSC	762
2,300,000	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put @ 1.265%, expires 9/11/17, BCLY	2,298

		Total Interest Rate Swaptions	10,797

Options on Futures - 0.0%
21	EUR	Euro-Bund September Futures, Call @ $175.00, expires 8/25/17, SOG	236
168	EUR	Euro-Schatz September Futures, Put @ $111.00, expires 8/25/17, SOG	943
120		U.S. Treasury 2-Year Note September Futures, Call @ $110.00, expires 8/25/17, CITI	120
105		U.S. Treasury 5-Year Note September Futures, Put @ $109.25, expires 8/25/17, CITI	105

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Notional Amounts†/ Number of Contracts		Security	Value
Options on Futures - 0.0% - (continued)
205		U.S. Treasury 10-Year Note September Futures, Put @ $111.00, expires 8/25/17, CITI	$–

		Total Options on Futures	1,404

		TOTAL PURCHASED OPTIONS (Cost - $166,276)	46,572

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $188,294,455)	188,477,519

Face Amount†
SHORT-TERM INVESTMENTS - 20.7%
CERTIFICATE OF DEPOSIT - 0.2%
$ 300,000		Barclays Bank PLC, 1.906% due 9/8/17(b)
		(Cost - $300,000)	300,000

REPURCHASE AGREEMENT - 2.1%
3,600,000		Deutsche Bank Securities Inc. repurchase agreement dated 5/31/17, 0.970% due 6/1/17, Proceeds at maturity - $3,600,097; (Fully collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43; Market Valued - $3,681,262)(k) (Cost - $3,600,000)	3,600,000

SOVEREIGN BONDS - 16.5%
Japan- 15.6%
		Japan Treasury Discount Bills:
680,000,000	JPY	(0.347)% due 6/5/17(k)	6,145,266
190,000,000	JPY	(0.446)% due 6/12/17(k)	1,717,485
1,320,000,000	JPY	(0.123)% due 7/18/17(k)	11,922,443
590,000,000	JPY	(0.148)% due 7/31/17(k)	5,329,274
140,000,000	JPY	(0.121)% due 8/28/17(k)	1,264,489

		Total Japan	26,378,957

Mexico- 0.9%
301,000,000	MXN	Mexico Cetes, 6.946% due 3/1/18(k)	1,534,839

		TOTAL SOVEREIGN BONDS (Cost - $27,679,104)	27,913,796

TIME DEPOSITS - 1.4%
		ANZ National Bank - London:
109,505	GBP	0.050% due 6/1/17	141,119
1,196,032		0.420% due 6/1/17	1,196,032
		BBH - Grand Cayman:
773	CHF	(1.450)% due 6/1/17	798
44,459	SEK	(0.950)% due 6/1/17	5,116
899	SGD	0.010% due 6/1/17	650
114,731	CAD	0.050% due 6/1/17	84,923
91,000	NOK	0.050% due 6/1/17	10,770
48,361	NZD	0.890% due 6/1/17	34,266
307,311	EUR	Citibank - London, (0.568)% due 6/1/17	345,218
328,136		Citibank – Puerto Rico, 0.420% due 6/1/17	328,136
74,590	AUD	DNB - Oslo, 0.737% due 6/1/17	55,431
18,838,896	JPY	Sumitomo - Tokyo, (0.240)% due 6/1/17	170,103
1,028,520	ZAR	Wells Fargo - Grand Cayman, 7.050% due 6/1/17	78,410

		TOTAL TIME DEPOSITS (Cost - $2,450,972)	2,450,972

U.S. GOVERNMENT OBLIGATIONS - 0.5%
		U.S. Treasury Bills:
236,000		0.700%due 6/8/17(i)(k)	235,968
254,000		0.701%due 6/15/17(i)(k)	253,931

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 0.5% - (continued)
$ 311,000	0.802% due 6/29/17(i)(k)	$310,806

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $800,705)	800,705

	TOTAL SHORT-TERM INVESTMENTS (Cost - $34,830,781)	35,065,473

	TOTAL INVESTMENTS - 131.9% (Cost - $223,125,236#)	223,542,992

	Liabilities in Excess of Other Assets - (31.9)%	(54,118,615)

	TOTAL NET ASSETS - 100.0%	$169,424,377

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Security is currently in default.
(e)	Illiquid security.
(f)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(g)	Interest only security.
(h)	This security is traded on a TBA basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CLO	—	Collateralized Loan Obligation
EURIBOR	—	Euro Interbank Offered rate
LIBOR	—	London Interbank Offered rate
OTC	—	Over the Counter
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit

Summary of Investments by Security Type^
Corporate Bonds & Notes	27.5%
Sovereign Bonds	27.4
Collateralized Mortgage Obligations	15.4
Mortgage-Backed Securities	9.9
U.S. Government Obligations	3.9
Asset-Backed Securities	0.1
Senior Loan	0.1
Purchased Options	0.0 *
Short-Term Investments	15.7

100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Options Contracts Written

Currency Options
Notional Amounts	Security Name	Counterparty	Expiration Date	Strike Price		Value
$ 700,000	OTC U.S. Dollar versus Brazilian Real, Call	DUB	6/28/18	BRL	3.89	$20,612
700,000	OTC U.S. Dollar versus Brazilian Real, Put	DUB	6/28/18	BRL	3.89	101,403
748,000	OTC U.S. Dollar versus Korean Won, Put	GSC	4/20/18	KRW	1,075.00	15,166
733,000	OTC U.S. Dollar versus Korean Won, Put	JPM	4/25/18	KRW	1,075.00	15,109
215,000	OTC U.S. Dollar versus Korean Won, Put	BNP	4/25/18	KRW	1,075.00	4,431

	Total Currency Options					156,721

Floor Option
Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate		Value
$ 21,200,000	OTC 5-Year Interest Rate Floor, 3-Month USD-LIBOR, Call	SOG	10/26/17		0.010%	16

Interest Rate Swaption
Notional Amounts	Security Name	Counterparty	Expiration Date	Exercise Rate		Value
$ 4,700,000	10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	9/11/17		2.850%	2,283

Options on Futures
Number of Contracts	Security Name	Counterparty	Expiration Date	Strike Price		Value
11	U.S. Treasury 10-Year Note September Futures, Call	CSFB	8/25/17		$127.50	6,531
11	U.S. Treasury 10-Year Note September Futures, Put	CSFB	8/25/17		124.00	3,094

	Total Options on Futures					9,625

	TOTAL OPTIONS CONRACTS WRITTEN (Premiums received — $190,267)					$168,645

During the period ended May 31, 2017, options contracts written transactions for International Fixed Income Fund were as follows:

Credit Default Swaptions

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$2,900,000	$2,292
Options written	—	—
Options closed	—	—
Options expired	(2,900,000)	(2,292)

Options contracts written, outstanding at May 31, 2017	$—	$—

Currency Options

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$15,500,000	$363,515
Options written	17,081,000	131,214
Options closed	(9,568,000)	(134,769)
Options expired	(19,917,000)	(192,632)

Options contracts written, outstanding at May 31, 2017	$3,096,000	$167,328

Floor Options

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$—	$—
Options written	21,200,000	—
Options closed	—	—
Options expired	—	—

Options contracts written, outstanding at May 31, 2017	$21,200,000	$—

Interest Rate Swaptions

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$320,000,000	$3,383
Options written	21,000,000	259,087
Options closed	(16,300,000)	(245,575)
Options expired	(320,000,000)	(3,383)

Options contracts written, outstanding at May 31, 2017	$4,700,000	$13,512

Options on Futures

	Number of Contracts	Premiums Received
Options contracts written, outstanding at August 31, 2016	—	$—
Options written	94	72,652
Options closed	(72)	(63,225)
Options expired	—	—

Options contracts written, outstanding at May 31, 2017	22	$9,427

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	BNP Paribas SA:
6,288,149 GBP	0.450% due 7/20/17	$ 8,103,537
3,002,888 EUR	(0.500)% due 8/3/17	3,373,294
5,661,527 EUR	(0.350)% due 8/3/17	6,359,876

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Schedule of Reverse Repurchase Agreements (continued)

Face Amounts		Security	Value
		Merrill Lynch & Pierce, Fenner & Smith Inc.:
922,500	CAD	0.850% due 6/5/17	$682,828
3,820,875	CAD	0.850% due 6/12/17	2,828,183
$ 1,727,625		1.140% due 7/17/17	1,727,625
		Scotia Capital (USA) Inc.:
5,105,261		1.000% due 6/23/17	5,105,261
		Standard Chartered Bank:
1,222,487	EUR	(0.530)% due 7/27/17	1,373,281
1,128,840		1.170% due 8/23/17	1,128,840
		UBS AG:
3,478,030	EUR	(0.430)% due 7/27/17	3,907,045
1,835,084	EUR	(0.320)% due 8/3/17	2,061,441
964,632	EUR	(0.300)% due 8/3/17	1,083,620

		TOTAL REVERSE REPURCHASE AGREEMENTS
		(Proceeds — $37,152,305)	$37,734,831

For the period ended May 31, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $17,625,233 and 0.378%, respectively.

Schedule of Forward Sale Commitments

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,000,000	4.000% due 6/1/42(a)	$2,113,287
10,500,000	3.500% due 6/1/47(a)	10,846,475
	TOTAL OPEN FORWARD SALE COMMITMENTS

	(Proceeds — $12,853,789)	$12,959,762

(a)	This security is traded on a TBA basis (see Note 1).

At May 31, 2017, International Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
90-Day Eurodollar March Futures	33	3/18	$8,129,138	$26,257
90-Day Eurodollar September Futures	117	9/17	28,862,437	19,773
Australian Government 3-Year Bond June Futures	3	6/17	251,078	3,290
Australian Government 10-Year Bond June Futures	22	6/17	2,152,888	90,863
Euro-BTP June Futures	83	6/17	12,413,714	206,202
Euro-Buxl 30-Year Bond June Futures	16	6/17	3,024,957	(9,886)
Euro-OAT June Futures	50	6/17	8,513,308	235,679
Euro-Schatz Note June Futures	168	6/17	21,187,908	(15,098)
Japan Government 10-Year Bond June Futures	8	6/17	10,883,612	12,280
U.S. Treasury 5-Year Note September Futures	105	9/17	12,422,813	41,016
U.S. Treasury 10-Year Note September Futures	205	9/17	25,890,859	97,695
U.S. Treasury Ultra Long Bond September Futures	33	9/17	5,449,125	50,016
United Kingdom Treasury 10-Year Gilt September Futures	6	9/17	989,258	1,817

				759,904

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
90-Day Eurodollar March Futures	33	3/19	$8,103,150	$(42,596)
90-Day Eurodollar September Futures	117	9/18	28,771,763	(75,278)
Euro-Bund September Futures	20	9/17	3,691,328	(449)
U.S. Treasury 2-Year Note September Futures	146	9/17	31,606,719	(9,094)
U.S. Treasury Long Bond September Futures	55	9/17	8,459,688	(98,398)

				(225,815)

Net Unrealized Appreciation on Open Exchange Traded Futures Contracts				$534,089

At May 31, 2017, International Fixed Income Fund had deposited cash of $960,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2017, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Brazilian Real	4,220,790	BNP	$1,304,303	6/2/17	$3,076
Brazilian Real	1,848,495	DUB	571,220	6/2/17	10,219
Brazilian Real	3,288,519	GSC	1,016,214	6/2/17	19,391
Brazilian Real	717,567	JPM	221,741	6/2/17	523
Brazilian Real	4,220,790	SCB	1,304,303	6/2/17	(43,675)
Brazilian Real	288,800	DUB	88,623	7/3/17	8,623
Brazilian Real	4,220,790	BNP	1,294,604	7/5/17	(13,966)
Brazilian Real	5,231,704	JPM	1,604,672	7/5/17	40,869
Brazilian Real	12,600,000	JPM	3,864,681	7/5/17	(24,208)
British Pound	11,994,189	BNP	15,456,907	6/2/17	34,851
British Pound	30,000	JPM	38,661	6/2/17	(355)
Canadian Dollar	5,155,000	BNP	3,815,692	6/2/17	(12,752)
Canadian Dollar	4,600,000	GSC	3,404,885	6/2/17	51,962
Canadian Dollar	900,000	GSC	666,173	6/2/17	4,497
Canadian Dollar	900,000	JPM	666,173	6/2/17	7,611
Canadian Dollar	1,200,000	JPM	888,231	6/2/17	(3,982)
Canadian Dollar	7,100,000	UBS	5,255,366	6/2/17	55,333
Canadian Dollar	1,600,000	UBS	1,184,308	6/2/17	(5,289)
Chinese Offshore Renminbi	8,467,144	UBS	1,245,342	7/5/17	24,958
Danish Krone	875,000	UBS	132,378	7/3/17	6,290
Danish Krone	6,785,000	GSC	1,031,862	10/2/17	46,458
Euro	260,000	BNP	292,071	6/2/17	2,601
Euro	610,000	BOA	685,243	6/2/17	2,485
Euro	1,400,000	BOA	1,572,689	6/2/17	46,856
Euro	99,000	BOA	111,212	6/2/17	444
Euro	10,102,563	BOA	11,348,707	6/2/17	13,632
Euro	230,000	BOA	258,370	6/2/17	1,473
Euro	1,550,000	DUB	1,741,192	6/2/17	50,067
Euro	2,924,000	GSC	3,284,674	6/2/17	84,314
Euro	618,000	JPM	694,230	6/2/17	9,594
Euro	2,470,000	JPM	2,774,673	6/2/17	74,286
Euro	3,455,000	JPM	3,881,172	6/2/17	(6,234)
Euro	469,000	JPM	526,851	6/2/17	5,986
Euro	3,455,000	UBS	3,888,248	7/5/17	1,978
Indian Rupee	10,800,900	GSC	166,378	7/20/17	631
Indian Rupee	60,225,261	SOG	927,713	7/20/17	9,994
Indian Rupee	71,026,161	GSC	1,074,704	12/4/17	(3,737)
Indonesian Rupiah	3,502,200,000	BCLY	258,737	10/13/17	(1,263)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Indonesian Rupiah	2,567,956,800	BCLY	$189,717	10/13/17	$(1,283)
Indonesian Rupiah	2,154,400,000	GSC	159,164	10/13/17	(836)
Indonesian Rupiah	324,960,000	JPM	24,008	10/13/17	8
Indonesian Rupiah	2,762,375,000	JPM	204,080	10/13/17	(920)
Japanese Yen	2,246,200,000	GSC	20,281,716	6/2/17	25,606
Japanese Yen	237,900,000	HSBC	2,148,081	6/2/17	4,681
Japanese Yen	237,900,000	BCLY	2,151,385	7/5/17	4,723
Korean Won	293,062,200	GSC	263,156	4/24/18	5,156
Korean Won	84,337,500	BNP	75,735	4/27/18	735
Korean Won	274,939,200	JPM	246,894	4/27/18	2,894
Mexican Peso	14,538,235	BNP	770,914	8/8/17	17,087
New Taiwan Dollar	9,957,150	BNP	330,545	6/23/17	3,545
New Taiwan Dollar	19,681,740	GSC	653,370	6/23/17	6,370
New Zealand Dollar	4,369,135	GSC	3,095,751	6/2/17	(15)
Peruvian Sol	553,350	BNP	168,747	6/28/17	(811)
Russian Ruble	72,538,958	HSBC	1,249,203	9/21/17	(4,354)
Singapore Dollar	167,535	HSBC	121,098	6/23/17	1,098
Swedish Krona	74,560,000	SOG	8,579,088	6/2/17	46,690

					613,915

Contracts to Sell:
Australian Dollar	2,091,000	HSBC	1,553,926	6/2/17	19,842
Brazilian Real	4,220,790	BNP	1,304,303	6/2/17	13,047
Brazilian Real	335,848	DUB	103,783	6/2/17	(245)
Brazilian Real	624,206	DUB	192,891	6/2/17	8,109
Brazilian Real	888,442	DUB	274,545	6/2/17	(12,545)
Brazilian Real	381,719	GSC	117,958	6/2/17	(278)
Brazilian Real	2,906,800	GSC	898,256	6/2/17	(38,256)
Brazilian Real	357,789	JPM	110,564	6/2/17	3,436
Brazilian Real	359,778	JPM	111,178	6/2/17	3,822
Brazilian Real	4,220,790	SCB	1,304,303	6/2/17	(3,076)
Brazilian Real	12,200,000	BNP	3,741,993	7/5/17	(222,288)
Brazilian Real	3,288,519	GSC	1,008,657	7/5/17	(18,795)
Brazilian Real	1,900,000	HSBC	582,769	7/5/17	(75,738)
Brazilian Real	4,000,000	JPM	1,226,883	7/5/17	(158,278)
British Pound	65,000	BNP	83,765	6/2/17	549
British Pound	11,627,189	GSC	14,983,954	6/2/17	(76,552)
British Pound	332,000	JPM	427,848	6/2/17	1,045
British Pound	3,900,000	BNP	5,026,557	6/7/17	41,150
British Pound	11,994,189	BNP	15,473,777	7/5/17	(34,809)
Canadian Dollar	4,624,000	HSBC	3,422,650	6/2/17	1,047
Canadian Dollar	9,613,000	HSBC	7,115,470	6/2/17	(67,914)
Canadian Dollar	47,000	JPM	34,789	6/2/17	(488)
Canadian Dollar	7,171,000	JPM	5,307,920	6/2/17	(64,341)
Canadian Dollar	5,155,000	BNP	3,818,140	7/5/17	12,438
Chinese Offshore Renminbi	8,240,429	UBS	1,197,371	12/5/17	(30,833)
Danish Krone	41,375,000	BOA	6,259,610	7/3/17	(6,776)
Danish Krone	4,140,072	BOA	626,350	7/3/17	(19,346)
Danish Krone	3,650,000	HSBC	552,207	7/3/17	5,508
Danish Krone	475,000	UBS	71,863	7/3/17	(3,497)
Danish Krone	11,074,000	HSBC	1,684,133	10/2/17	11,732
Danish Krone	6,785,000	JPM	1,031,862	10/2/17	8,048
Danish Krone	20,382,000	BOA	3,116,381	1/2/18	(134,813)
Danish Krone	17,392,000	JPM	2,659,214	1/2/18	(115,222)
Danish Krone	7,500,000	BNP	1,153,203	4/3/18	(35,968)
Euro	11,922,563	BNP	13,393,203	6/2/17	(367,124)
Euro	4,727,000	GSC	5,310,073	6/2/17	(145,746)
Euro	612,000	JPM	687,490	6/2/17	1,836
Euro	3,372,000	JPM	3,787,934	6/2/17	(17,119)
Euro	3,455,000	UBS	3,881,172	6/2/17	(1,898)
Euro	4,100,000	JPM	4,606,767	6/7/17	(24,788)
Euro	10,102,563	BOA	11,369,398	7/5/17	(14,117)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Indian Rupee	71,026,161	GSC	$1,094,090	7/20/17	$641
Japanese Yen	237,900,000	BCLY	2,148,081	6/2/17	(4,726)
Japanese Yen	23,800,000	JPM	214,898	6/2/17	(5,765)
Japanese Yen	2,222,400,000	JPM	20,066,817	6/2/17	(68,383)
Japanese Yen	280,000,000	BOA	2,528,469	6/5/17	(62,595)
Japanese Yen	400,000,000	BOA	3,612,099	6/5/17	(90,879)
Japanese Yen	205,800,000	HSBC	1,858,487	6/6/17	(14,533)
Japanese Yen	1,910,000,000	UBS	17,253,583	6/13/17	(170,834)
Japanese Yen	2,246,200,000	GSC	20,312,905	7/5/17	(25,786)
Korean Won	292,778,400	UBS	262,901	4/24/18	(4,901)
Korean Won	358,556,000	JPM	321,982	4/27/18	(2,982)
Mexican Peso	7,796,751	GSC	413,436	8/8/17	565
Mexican Peso	454,366	JPM	24,093	8/8/17	(93)
Mexican Peso	30,100,000	BNP	1,543,409	3/1/18	(104,023)
New Taiwan Dollar	29,896,823	UBS	992,478	6/23/17	(13,282)
New Zealand Dollar	4,369,135	UBS	3,095,751	6/2/17	(97,847)
New Zealand Dollar	4,369,135	GSC	3,093,642	7/5/17	(39)
Polish Zloty	2,892,133	SCB	776,799	8/4/17	(28,253)
Russian Ruble	25,803,993	BCLY	452,979	6/21/17	(7,979)
Russian Ruble	20,601,040	JPM	361,643	6/21/17	(8,129)
Singapore Dollar	4,338,854	BOA	3,136,229	6/23/17	(47,242)
Swedish Krona	31,230,000	BNP	3,593,414	6/2/17	(59,333)
Swedish Krona	3,475,000	BNP	399,844	6/2/17	(7,355)
Swedish Krona	2,760,000	BNP	317,574	6/2/17	(4,807)
Swedish Krona	2,655,000	GSC	305,492	6/2/17	(5,512)
Swedish Krona	8,465,000	GSC	974,007	6/2/17	(14,185)
Swedish Krona	1,420,000	GSC	163,389	6/2/17	(2,501)
Swedish Krona	2,585,000	HSBC	297,438	6/2/17	(6,557)
Swedish Krona	1,130,000	JPM	130,021	6/2/17	(46)
Swedish Krona	3,125,000	JPM	359,572	6/2/17	(5,558)
Swedish Krona	3,525,000	JPM	405,597	6/2/17	954
Swedish Krona	3,260,000	JPM	375,105	6/2/17	(9,295)
Swedish Krona	5,930,000	JPM	682,323	6/2/17	(12,260)
Swedish Krona	2,305,000	UBS	265,220	6/2/17	817
Swedish Krona	1,045,000	UBS	120,241	6/2/17	(1,305)
Swedish Krona	1,650,000	UBS	189,854	6/2/17	(1,405)
Swedish Krona	74,560,000	SOG	8,596,028	7/5/17	(46,953)

					(2,491,607)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(1,877,692)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2017, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation/ (Depreciation)
Pay	BRL-CDI-Compounded	8.730%	1/2/19	CITI	BRL	11,700,000	$(26,809)
Pay	BRL-CDI-Compounded	8.789%	1/2/19	CITI	BRL	12,400,000	(25,413)
Receive	BRL-CDI-Compounded	10.100%	1/2/19	CITI	BRL	56,900,000	51,532
Pay	BRL-CDI-Compounded	10.300%	1/2/25	CITI	BRL	26,300,000	(223,100)
Pay	28-Day MXN TIIE Banxico	5.095%	2/2/21	CITI	MXN	44,800,000	(161,142)
Pay	28-Day MXN TIIE Banxico	5.825%	1/12/23	CITI	MXN	6,800,000	(30,791)
Pay	28-Day MXN TIIE Banxico	7.317%	3/23/22	CITI	MXN	14,800,000	(4,510)
Pay	28-Day MXN TIIE Banxico	7.380%	11/4/26	CITI	MXN	12,600,000	4,280
Pay	28-Day MXN TIIE Banxico	7.730%	2/25/27	CITI	MXN	8,900,000	4,399
Pay	28-Day MXN TIIE Banxico	7.740%	2/22/27	CITI	MXN	15,800,000	11,345
Receive	3-Month Canadian Bank Bill	2.200%	6/16/26	CITI	CAD	200,000	5,886
Pay	3-Month SEK-STIBOR	1.000%	3/18/25	CITI	SEK	3,800,000	21,004
Pay	3-Month USD-LIBOR	1.000%	5/15/18	CITI	USD	17,100,000	11,200
Receive	3-Month USD-LIBOR	1.250%	5/15/19	CITI	USD	17,100,000	42,866
Receive	3-Month USD-LIBOR	1.250%	6/21/19	CITI	USD	5,800,000	(5,260)
Pay	3-Month USD-LIBOR	1.500%	6/21/27	CITI	USD	700,000	3,427
Pay	3-Month USD-LIBOR	1.750%	6/18/18	CITI	USD	62,400,000	88,971
Receive	3-Month USD-LIBOR	1.750%	12/21/26	CITI	USD	9,900,000	528,919
Receive	3-Month USD-LIBOR	1.768%	12/15/46	CITI	USD	1,100,000	129,111
Receive	3-Month USD-LIBOR	2.038%	8/31/22	CITI	USD	3,500,000	71,655
Receive	3-Month USD-LIBOR	2.098%	7/1/41	CITI	USD	4,600,000	77,391
Receive	3-Month USD-LIBOR	2.250%	6/18/19	CITI	USD	62,400,000	(149,180)
Receive	3-Month USD-LIBOR	2.250%	12/16/22	CITI	USD	22,800,000	(585,764)
Pay	3-Month USD-LIBOR	2.250%	12/20/22	CITI	USD	1,200,000	2,930
Receive	3-Month USD-LIBOR	2.953%	11/12/49	CITI	USD	600,000	(50,407)
Receive	3-Month USD-LIBOR	2.955%	11/12/49	CITI	USD	600,000	(50,723)
Pay	3-Month ZAR-SAJIBOR	8.500%	3/15/27	CITI	ZAR	5,200,000	18,767
Pay	3-Month ZAR-SAJIBOR	8.750%	3/16/21	CITI	ZAR	15,700,000	61,653
Receive	6-Month EURIBOR	0.000%	9/20/19	CITI	EUR	6,100,000	(11,301)
Pay	6-Month EURIBOR	0.250%	9/20/22	CITI	EUR	14,200,000	153,217
Pay	6-Month EURIBOR	1.000%	9/20/27	CITI	EUR	5,200,000	72,522
Receive	6-Month EURIBOR	1.500%	3/21/48	CITI	EUR	3,550,000	3,243
Pay	6-Month GBP-LIBOR	0.750%	9/20/19	CITI	GBP	21,800,000	70,734
Receive	6-Month GBP-LIBOR	1.000%	9/20/22	CITI	GBP	200,000	(2,148)
Receive	6-Month GBP-LIBOR	1.500%	9/20/27	CITI	GBP	7,500,000	(178,814)
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	CITI	GBP	150,000	(8,611)
Pay	6-Month JPY-LIBOR	0.000%	9/20/26	CITI	JPY	90,000,000	34,468
Pay	6-Month JPY-LIBOR	0.150%	3/22/18	CITI	JPY	2,310,000,000	38,325
Pay	6-Month JPY-LIBOR	0.300%	3/18/26	CITI	JPY	1,080,000,000	1,120,105
Receive	6-Month JPY-LIBOR	0.500%	9/18/22	CITI	JPY	430,000,000	48,055
Pay	6-Month JPY-LIBOR	1.500%	6/19/33	CITI	JPY	150,000,000	117,888
Receive	6-Month JPY-LIBOR	1.500%	12/20/44	CITI	JPY	100,000,000	(118,669)
Receive	6-Month JPY-LIBOR	1.500%	12/21/45	CITI	JPY	30,000,000	60,855

							$1,222,106

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Counterparty	Notional Amounts	Unrealized (Depreciation)
1-Month USD-LIBOR+0.070%	3-Month USD-LIBOR	6/12/22	CITI	USD 1,400,000	$(97)
1-Month USD-LIBOR+0.084%	3-Month USD-LIBOR	6/12/22	CITI	USD 1,900,000	(1,409)
1-Month USD-LIBOR+0.085%	3-Month USD-LIBOR	6/19/22	CITI	USD 7,400,000	(5,182)

					$(6,688)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2017, International Fixed Income Fund held the following OTC Volatility Swap Contracts:

Pay/Receive Volatility*	Reference Obligation	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	EUR vs. CHF spot exchange rate	6.800%	6/24/19	DUB	CHF 100,000	$904	$—	$904
Pay	EUR vs. CHF spot exchange rate	6.750%	6/26/19	DUB	CHF 200,000	1,677	—	1,677
Receive	USD vs. CHF spot exchange rate	9.000%	6/24/19	DUB	CHF 100,000	(624)	—	(624)
Receive	USD vs. CHF spot exchange rate	9.000%	6/26/19	DUB	CHF 200,000	(1,234)	—	(1,234)

						$723	$—	$723

*	Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

At May 31, 2017, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues and Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC, BBB-	(1.000)%	6/20/22	BNP	1.300%	EUR	600,000	$8,711	$22,087	$(13,376)
Cleveland Electric Illuminating Co., BBB-	(0.940)%	6/20/17	RBS	0.104%	USD	1,000,000	(2,369)	—	(2,369)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	BNP	0.995%	EUR	100,000	(255)	2,283	(2,538)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	GSC	0.995%	EUR	300,000	(766)	6,797	(7,563)
HSBC Bank PLC, AA-	(1.000)%	6/20/21	JPM	0.869%	EUR	500,000	(4,118)	9,862	(13,980)
HSBC Bank PLC, AA-	(1.000)%	12/20/21	JPM	0.995%	EUR	500,000	(1,277)	12,320	(13,597)
Japan Government International Bond, A+	(1.000)%	6/20/22	BNP	0.267%	USD	600,000	(22,662)	(21,647)	(1,015)
Japan Government International Bond, A+	(1.000)%	6/20/22	BCLY	0.267%	USD	200,000	(7,554)	(7,202)	(352)
Japan Government International Bond, A+	(1.000)%	6/20/22	GSC	0.267%	USD	300,000	(11,331)	(10,780)	(551)
Mariott International Inc., BBB	(1.490)%	6/20/18	BOA	0.058%	USD	1,000,000	(18,192)	—	(18,192)
Markit iTraxx Europe Sub Financials Series 27 5-Year Index	(1.000)%	6/20/22	BNP	1.580%	EUR	700,000	20,651	36,666	(16,015)
UST Inc., BBB+	(0.720)%	3/20/18	GSC	0.052%	USD	500,000	(3,431)	—	(3,431)

							$(42,593)	$50,386	$(92,979)

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Barclays Bank PLC, BBB-	1.000%	6/20/17	BNP	0.172%	EUR	400,000	$1,119	$(4,230)	$5,349

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Unrealized (Depreciation)
Altria Group Inc., A-	(1.000)%	12/20/20	CITI	0.183%	USD	500,000	$(682)
Basf Se, A	(1.000)%	12/20/20	CITI	0.182%	EUR	100,000	(620)
Bat International Finance PLC, BBB+	(1.000)%	12/20/20	CITI	0.344%	EUR	200,000	(1,392)
Bayer AG, A-	(1.000)%	12/20/20	CITI	0.225%	EUR	200,000	(2,193)
Koninklijke Dsm NV, A-	(1.000)%	12/20/20	CITI	0.215%	EUR	300,000	(751)
Markit CDX North America Investment Grade Series 28 5-Year Index	(1.000)%	6/20/22	CITI	0.617%	USD	8,600,000	(21,774)
Markit iTraxx Europe Senior Financials Series 25 5-Year Index	(1.000)%	6/20/21	CITI	0.564%	EUR	4,900,000	(52,347)
Markit iTraxx Europe Series 26 5-Year Index	(1.000)%	12/20/21	CITI	0.551%	EUR	48,100,000	(16,470)
Markit iTraxx Europe Series 27 5-Year Index	(1.000)%	6/20/22	CITI	0.624%	EUR	12,400,000	(116,115)
Pfizer Inc., AA	(1.000)%	12/20/20	CITI	0.190%	USD	300,000	(353)
Reynolds American Inc., BBB+	(1.000)%	12/20/20	CITI	0.188%	USD	500,000	(561)
Teliasonera AB, A-	(1.000)%	12/20/20	CITI	0.344%	EUR	100,000	(473)
United Utilities PLC, BBB-	(1.000)%	12/20/20	CITI	0.476%	EUR	200,000	(1,305)
Unitedhealth Group Inc., A+	(1.000)%	12/20/20	CITI	0.145%	USD	300,000	(1,229)

							$(216,265)

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (4)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Unrealized Appreciation
Royal Bank Of Scotland PLC, BBB+	1.000%	12/20/17	CITI	0.248%	EUR	100,000	$178
Shell International Finance BV, A	1.000%	12/20/26	CITI	0.990%	EUR	200,000	7,012
Tesco PLC, BB+	1.000%	6/20/22	CITI	1.666%	EUR	1,800,000	31,292

							$38,482

At May 31, 2017, International Fixed Income Fund held the following OTC Cross Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.380% based on the notional amount of currency delivered	9/20/22	BNP	USD	334	EUR	300	$2,739	$195	$2,544
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	BNP	USD	3,629	EUR	3,400	146,050	—	146,050
Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	3/15/27	BNP	EUR	1,500	USD	1,601	(71,262)	(81,600)	10,338
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency delivered	11/24/18	BOA	USD	2,595	CAD	3,400	(76,826)	(14,083)	(62,743)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	BOA	USD	2,076	GBP	1,700	110,348	—	110,348

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amounts of Currency Received (6) (amounts below are in 000’s)		Notional Amounts of Currency Delivered (6) (amounts below are in 000’s)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	CITI	USD	3,058	GBP	2,500	$161,753	$2,750	$159,003
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	DUB	USD	1,830	GBP	1,500	99,310	(225)	99,535
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	DUB	USD	534	EUR	500	21,478	—	21,478
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CAD-LIBOR less 0.126% based on the notional amount of currency delivered	11/24/18	GSC	USD	11,157	CAD	14,800	(193,915)	(30,804)	(163,111)
Floating rate equal to 3-Month EURIBOR based on the notional amount of currency received	Floating rate equal to 3-Month CHF-LIBOR less 0.008% based on the notional amount of currency delivered	6/21/19	GSC	EUR	842	CHF	900	(17,438)	(8,265)	(9,173)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	GSC	USD	8,194	GBP	6,700	433,497	(14,230)	447,727
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency delivered	3/15/27	GSC	USD	213	EUR	200	8,591	—	8,591
Floating rate equal to 3-Month EURIBOR less 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	3/15/27	GSC	EUR	200	USD	213	(9,502)	(10,170)	668
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/15/19	RBS	USD	2,686	GBP	2,200	142,803	—	142,803
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.055% based on the notional amount of currency delivered	10/13/26	RBS	USD	610	GBP	500	33,003	14,000	19,003
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month GBP-LIBOR less 0.150% based on the notional amount of currency delivered	3/21/20	SOG	USD	1,345	GBP	1,100	71,171	(7,260)	78,431
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month EURIBOR less 0.380% based on the notional amount of currency delivered	12/20/22	SOG	USD	560	EUR	500	1,337	(800)	2,137

								$863,137	$(150,492)	$1,013,629

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2017, International Fixed Income Fund deposited cash collateral with brokers in the amount of $4,100,000 for open centrally cleared swap contracts.

Currency Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	— Barclays Bank PLC
BNP	— BNP Paribas SA
BOA	— Bank of America
CITI	— Citigroup Global Markets Inc.
CSFB	— Credit Suisse Securities (USA) LLC
DUB	— Deutsche Bank AG
GSC	— Goldman Sachs & Co.
HSBC	— HSBC Bank USA
JPM	— JPMorgan Chase & Co.
RBS	— Royal Bank of Scotland PLC
SCB	— Standard Chartered Bank
SOG	— Societe Generale SA
UBS	— UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
MUNICIPAL BONDS - 97.5%
California - 17.0%
$ 1,000,000	AA+	California Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	$1,284,590
1,500,000	AA-	California State University, Revenue Bonds, Systemwide, Series A, 4.000% due 11/1/37	1,593,510
1,050,000	AA-	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health Project, Series A, 5.500% due 8/15/26	1,190,710
2,000,000	AA-	Garden Grove Unified School District, GO, 2010 Election, Series C, 5.000% due 8/1/35	2,325,680
2,000,000	A3(b)	Kaweah Delta Health Care District, Revenue Bonds, Series B, 4.000% due 6/1/45	2,035,620
1,500,000	A+	San Diego County, CA, Regional Airport Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	1,683,075

		Total California	10,113,185

Colorado - 12.9%
1,435,000	AA	City of Colorado Springs, CO, Utilities System Revenue, Revenue Bonds, System Improvement, Series B-2, 5.000% due 11/15/38	1,677,989
		Colorado Health Facilities Authority, Revenue Bonds:
1,000,000	BBB+	Catholic Health Initiatives, Series A, 5.250% due 2/1/31	1,064,820
1,500,000	AA-	Sisters of Charity of Leavenworth Inc., Series A, 5.000% due 1/1/44	1,654,185
1,000,000	AAA	Colorado Water Resources & Power Development Authority, Revenue Bonds, Revolving Fund, Series A, 5.500% due 9/1/22	1,211,460
2,000,000	AA-	University of Colorado Hospital Authority, Revenue Bonds, Series A, 4.000% due 11/15/36	2,076,300

		Total Colorado	7,684,754

District of Colombia - 2.9%
1,500,000	AAA	District of Columbia, Revenue Bonds, Income Tax Revenue, Series A, 5.000% due 12/1/28	1,736,265

Florida - 1.8%
1,000,000	A+	City of Jacksonville, FL, Revenue Bonds, Better Jacksonville, Prerefunded 10/1/18 @ 100, 5.000% due 10/1/21(a)	1,054,570

Illinois - 9.1%
		Illinois Finance Authority, Revenue Bonds:
1,235,000	AA+	Advocate Health Care, 4.000% due 6/1/47	1,248,931
1,000,000	A-	Bradley University Projects, Series A, XLCA-Insured, 5.000% due 8/1/34	1,005,530
600,000	A	DePaul University, 5.000% due 10/1/36	686,952
1,095,000	A2(b)	DePaul University, Series A, 5.375% due 10/1/19	1,198,576
1,000,000	AAA	Northwestern University, 5.000% due 12/1/28	1,262,010

		Total Illinois	5,401,999

Louisiana - 1.0%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds, Series B:
250,000	A-	5.000% due 1/1/37(c)	284,855
250,000	A-	5.000% due 1/1/38(c)	284,195

		Total Louisiana	569,050

Massachusetts - 5.3%
1,000,000	AA+	Massachusetts Bay Transportation Authority, Revenue Bonds, Series A, 5.250% due 7/1/34	1,317,830
700,000	BBB+	Massachusetts Development Finance Agency, Emerson College, Series A, 5.000% due 1/1/34	777,112
1,000,000	A2(b)	Massachusetts Health & Educational Facilities Authority, Revenue Bonds, Northeastern University, Series R, 5.000% due 10/1/28	1,048,740

		Total Massachusetts	3,143,682

Nevada - 2.3%
1,130,000	AAA	State of Nevada Highway Improvement Revenue, Revenue Bonds, 5.000% due 12/1/31	1,389,572

New Jersey - 2.7%
1,340,000	A3(b)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Insured, 5.750% due 12/1/22	1,625,608

North Carolina - 3.6%
2,000,000	AAApre(d)	North Carolina Eastern Municipal Power Agency, Revenue Bonds, Series B, Prerefunded 1/1/19 @ 100, 5.000% due 1/1/26(a)	2,127,400

Oregon - 2.6%
1,330,000	Aa2(b)	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, NPFG-Insured, 5.000% due 6/15/22	1,570,876

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount	Rating††	Security	Value
Pennsylvania - 3.7%
$ 2,000,000	A+	Monroeville Finance Authority, University of Pittsburgh Medical Center, Revenue Bonds, Series B, 5.000% due 7/1/39	$2,222,840

South Carolina - 3.0%
1,535,000	Aa3(b)	Clemson University, Revenue Bonds, 5.000% due 5/1/29	1,818,376

South Dakota - 2.6%
1,500,000	Aa2(b)	City of Sioux Falls, SD, Sales Tax, Revenue Bonds, Series A-1, NPFG-Insured, 4.750% due 11/15/36	1,521,630

Tennessee - 2.5%
1,445,000	Aa2(b)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	1,469,204

Texas - 13.0%
		North East, TX, Independent School District, GO, PSF-GTD-Insured:
1,000,000	AAA	5.250% due 2/1/28	1,284,990
1,000,000	AAA	5.250% due 2/1/30	1,299,270
2,000,000	AA	Round Rock, TX, Independent School District, GO, 5.000% due 8/1/33	2,095,400
1,000,000	AA	Texas State Technical College, Revenue Bonds, AGM-Insured, 4.000% due 10/15/33	1,068,420
1,575,000	AAA	Texas Transportation Commission State Highway Fund, Revenue Bonds, 5.250% due 4/1/26	2,001,652

		Total Texas	7,749,732

Utah - 3.8%
2,000,000	AA	Utah State University, Revenue Bonds, Student Building Fee, Series B, 5.000% due 12/1/44	2,290,860

Washington - 2.7%
1,500,000	A	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Series A, 5.000% due 11/1/18	1,582,005

Wisconsin - 5.0%
1,500,000	AA+	Wisconsin Department of Transportation, Revenue Bonds, Series I, FGIC & NPFG-Insured, 5.000% due 7/1/20	1,679,625
1,300,000	A+	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Aspirus-Inc. Obligation Group, 4.000% due 8/15/40	1,312,818

		Total Wisconsin	2,992,443

		TOTAL MUNICIPAL BONDS (Cost - $54,227,616)	58,064,051

SHORT-TERM INVESTMENTS - 1.6%
TIME DEPOSITS - 1.6%
321,048		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	321,048
617,631		Wells Fargo - Grand Cayman, 0.420% due 6/1/17	617,631

		TOTAL SHORT-TERM INVESTMENTS (Cost - $938,679)	938,679

		TOTAL INVESTMENTS - 99.1% (Cost - $55,166,295#)	59,002,730

		Other Assets in Excess of Liabilities - 0.9%	553,757

		TOTAL NET ASSETS - 100.0%	$59,556,487

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.
(b)	Rating by Moody’s Investors Service.
(c)	Income from this issue is considered a preference item for purpose of calculating the alternative minimum tax (AMT).
(d)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Abbreviations used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Bond Assurance Corporation
FGIC	—	Financial Guarantee Insurance Company
GO	—	General Obligation
NPFG	—	National Public Finance Guarantee Corporation
PSF-GTD	—	Permanent School Fund Guaranteed
XLCA	—	XL Capital Assurance Incorporation

See pages 204-206 for definitions of ratings.

Summary of Investments by Industry^
Education	38.9%
Health Care Providers & Services	22.4
Transportation	10.8
General Obligation	9.5
Airport	3.8
Power	3.6
Utilities	2.8
Single Family Housing	2.5
Water and Sewer	2.1
Development	2.0
Short-Term Investments	1.6

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 111.9%
			U.S. Treasury Bonds:
$ 990,000			3.000% due 2/15/47	$1,017,824
750,000			3.000% due 5/15/47	771,547
			U.S. Treasury Inflation Indexed Bonds:
13,645,370			2.375% due 1/15/25	15,779,328
196,538			2.000% due 1/15/26	223,884
13,566,240			3.625% due 4/15/28(a)	18,083,567
13,717,323			2.500% due 1/15/29	16,843,487
4,511,920			2.125% due 2/15/40	5,725,274
212,082			0.625% due 2/15/43	199,369
5,680,269			1.375% due 2/15/44	6,304,559
621,198			0.750% due 2/15/45	596,034
5,237,305			1.000% due 2/15/46	5,349,645
1,211,976			0.875% due 2/15/47	1,202,157
			U.S. Treasury Inflation Indexed Notes:
3,343,336			0.125% due 4/15/18	3,347,037
5,181,491			0.125% due 4/15/19(a)	5,217,518
26,235,216			0.125% due 4/15/20(a)	26,477,970
2,638,291			1.250% due 7/15/20	2,774,638
10,831,895			0.125% due 4/15/21	10,921,702
3,007,470			0.125% due 4/15/22	3,025,500
26,405,750			0.125% due 1/15/23(a)	26,475,382
5,699,053			0.375% due 7/15/23	5,810,475
10,780,980			0.125% due 7/15/24	10,740,972
1,863,087			0.250% due 1/15/25	1,856,464
801,895			0.375% due 7/15/25	807,829
10,609,357			0.625% due 1/15/26	10,852,969
1,067,955			0.125% due 7/15/26	1,047,857
3,128,768			0.375% due 1/15/27	3,129,560
			U.S. Treasury Notes:
400,000			1.750% due 11/30/21	400,836
100,000			2.125% due 12/31/21	101,793
14,500,000			1.875% due 2/28/22(a)	14,594,873

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $197,270,800)	199,680,050

SOVEREIGN BONDS - 6.2%
Brazil - 4.3%
			Brazil Letras do Tesouro Nacional:
21,300,000	BRL	Ba2(b)	zero coupon, due 10/1/17	6,378,185
4,600,000	BRL	BB	zero coupon, due 7/1/18	1,293,310

			Total Brazil	7,671,495

Canada - 0.3%
443,721	CAD	AAA	Canadian Government Real Return Bonds Inflation Linked Bonds, 4.250% due 12/1/26	464,478

Japan - 0.6%
110,000,000	JPY	NR	Japanese Government CPI Linked Bonds Inflation Linked Bonds, 0.100% due 3/10/27	1,052,027

New Zealand - 0.4%
970,000	NZD	AA+	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	770,116

United Kingdom - 0.6%
			United Kingdom Gilt Inflation Linked Bonds:
265,341	GBP	Aa1u(b)	0.125% due 3/22/46	565,806
184,059	GBP	Aa1u(b)	0.125% due 11/22/65	563,504

			Total United Kingdom	1,129,310

			TOTAL SOVEREIGN BONDS (Cost - $11,137,012)	11,087,426

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 4.1%
Banks - 1.5%
$ 300,000		BB+	CIT Group Inc., Senior Unsecured Notes, 3.875% due 2/19/19	$308,625
700,000		BBB-	Deutsche Bank AG, Senior Unsecured Notes, 4.250% due 10/14/21	731,698
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	172,373
2,200,000	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 2.000% due 4/1/18	339,244
700,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.642% due 11/24/17(c)	703,671
400,000		Aaa(b)	Toronto-Dominion Bank (The), Covered Notes, 2.250% due 3/15/21(d)	401,463

			Total Banks	2,657,074

Consumer Finance - 1.0%
			Ally Financial Inc.:
400,000		BB+	Company Guaranteed Notes, 8.000% due 11/1/31	485,000
100,000		BB+	Senior Unsecured Notes, 8.000% due 11/1/31	121,000
200,000		A-	Hyundai Capital America, Senior Unsecured Notes, 1.750% due 9/27/19(d)	197,096
200,000		B+	Navient Corp., Senior Unsecured Notes, 5.500% due 1/15/19	208,000
800,000		BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.612% due 11/20/17(c)(d)	800,420

			Total Consumer Finance	1,811,516

Diversified Financial Services - 0.8%
600,000		BBB-	International Lease Finance Corp., Senior Unsecured Notes, 6.250% due 5/15/19	645,399
700,000		B	Springleaf Finance Corp., Company Guaranteed Notes, 5.250% due 12/15/19	721,000

			Total Diversified Financial Services	1,366,399

Diversified Telecommunication Services - 0.4%
			AT&T Inc., Senior Unsecured Notes:
200,000		BBB+	1.808% due 1/15/20(c)	201,210
500,000		BBB+	2.023% due 7/15/21(c)	505,233

			Total Diversified Telecommunication Services	706,443

Electric Utilities - 0.1%
100,000		BBB	E.ON International Finance BV, Company Guaranteed Notes, 5.800% due 4/30/18(d)	103,429

Food Products - 0.0%
100,000		A-	Wesfarmers Ltd., Company Guaranteed Notes, 1.874% due 3/20/18(d)	100,231

Media - 0.1%
100,000		BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	105,141

Metals & Mining - 0.0%
100,000		BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	100,580

Oil, Gas & Consumable Fuels - 0.2%
400,000		BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 8.375% due 5/23/21	450,500

			TOTAL CORPORATE BONDS & NOTES (Cost - $7,226,218)	7,401,313

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
1,110,608		Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37	1,077,907
7,044		BBB+	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.902% due 9/25/45(c)	7,026
89,155		AAA	Banc of America Funding Trust, Series 2005-B, Class 3A1B, 1.320% due 4/20/35(c)	86,968
47,938		BBB+	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 3.190% due 5/25/33(c)	48,468
487,211		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 1.999% due 6/25/34(c)(e)	454,706
213,870		NR	CHL Mortgage Pass-Through Trust, Series 2006-6, Class A4, 6.000% due 4/25/36(e)	191,520
12,831		B-	Citigroup Mortgage Loan Trust Inc., Series 2004-HYB2, Class 2A, 3.573% due 3/25/34(c)	12,797
183,447		NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(d)	184,184
7,925		AA+	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 1.350% due 6/20/35(c)	7,756
119,067		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.664% due 7/25/45(c)	110,286
29,018		AA+	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 1.469% due 6/15/30(c)	27,893
148,464		NR	NYMT Residential, Series 2016-RP1A, Class A, step bond to yield, 4.000% due 3/25/21(d)	147,725
600,000		B-	RASC Trust, Series 2006-KS3, Class M1, 1.354% due 4/25/36(c)	533,149
677,542		CCC	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 1.274% due 5/25/36(c)	410,240
728,693		B	Sequoia Mortgage Trust, Series 6, Class A, 1.644% due 4/19/27(c)	688,837
344,638		BBB	Structured Asset Investment Loan Trust, Series 2003-BC13, Class 1A3, 2.024% due 11/25/33(c)	332,435
712,873		NR	US Residential Opportunity Fund III Trust, Series 2016-1III, Class A, step bond to yield, 3.475% due 7/27/36(d)	720,677
1,100,000		NR	VOLT LVII LLC, Series 2017-NPL4, Class A1, step bond to yield, 3.375% due 4/25/47(d)(e)	1,102,553

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5% - (continued)
			WaMu Mortgage Pass-Through Certificates Trust:
$ 23,063		Baa1(b)	Series 2002-AR2, Class A, 1.833% due 2/27/34(c)	$22,811
10,093		BBB	Series 2002-AR17, Class 1A, 1.891% due 11/25/42(c)	9,589
5,964		A+	Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, 3.321% due 5/25/34(c)	6,049

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $6,083,387)	6,183,576

MORTGAGE-BACKED SECURITY - 1.7%
FNMA - 1.7%
3,000,000			Federal National Mortgage Association (FNMA), 3.000% due 6/1/47(f) (Cost - $2,991,562)	3,016,758

ASSET-BACKED SECURITY - 0.2%
Student Loans - 0.2%
287,362		Aaa(b)	Navient Student Loan Trust, Series 2016-7A, Class A, 2.174% due 3/25/66(c)(d) (Cost - $287,361)	290,397

Notional Amounts†/ Number of Contracts
PURCHASED OPTIONS - 0.1%
Interest Rate Swaptions - 0.1%
7,100,000			OTC 10-Year Swaption, 3-Month USD-LIBOR, Put @ 2.765%, expires 7/16/18, JPM	84,060
800,000			OTC 30-Year Swaption, 3-Month USD-LIBOR, Call @ 2.150%, expires 6/15/18, DUB	24,646
800,000			OTC 30-Year Swaption, 3-Month USD-LIBOR, Put @ 2.150%, expires 6/15/18, DUB	80,199

			Total Interest Rate Swaptions	188,905

Option on Futures - 0.0%
40	GBP		3-Month Sterling June Futures, Put @ GBP 98.50, expires 6/21/17, CSFB	–

			TOTAL PURCHASED OPTIONS (Cost - $245,685)	188,905

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $225,242,025)	227,848,425

Face Amount†
SHORT-TERM INVESTMENTS - 1.2%
SOVEREIGN BONDS - 0.5%
			Argentina Treasury Bills:
100,000		NR	2.651% due 6/16/17(g)	99,892
200,000		NR	3.176% due 9/15/17(g)	198,185
100,000		NR	2.909% due 9/29/17(g)	99,044
100,000		NR	2.899% due 10/13/17(g)	98,950
100,000		NR	2.858% due 10/27/17(g)	98,858
100,000		NR	3.200% due 12/15/17(g)	98,311
25,000,000	MXN	F-2(h)	Mexico Cetes, 6.690% due 8/17/17(g)	132,215

			TOTAL SOVEREIGN BONDS (Cost - $819,250)	825,455

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount†		Security	Value
SHORT-TERM INVESTMENTS - 1.2% - (continued)
TIME DEPOSITS - 0.7%
$ 1,080,742		Banco Santander SA - Frankfurt, 0.420% due 6/1/17	$1,080,742
		BBH - Grand Cayman:
2,121	DKK	(0.600)% due 6/1/17	320
4,163	EUR	(0.568)% due 6/1/17	4,677
312	NZD	0.890% due 6/1/17	221
22,780	GBP	Deutsche Bank AG - Grand Cayman, 0.050% due 6/1/17	29,356
212,050	CAD	Royal Bank of Canada - Toronto, 0.050% due 6/1/17	156,958
3,544,373	JPY	Sumitomo - Tokyo, (0.240)% due 6/1/17	32,003

		TOTAL TIME DEPOSITS (Cost - $1,304,277)	1,304,277

		TOTAL SHORT-TERM INVESTMENTS (Cost - $2,123,527)	2,129,732

		TOTAL INVESTMENTS - 128.9% (Cost - $227,365,552#)	229,978,157

		Liabilities in Excess of Other Assets - (28.9)%	(51,555,028)

		TOTAL NET ASSETS - 100.0%	$178,423,129

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(e)	Illiquid security.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	Rate shown represents yield-to-maturity.
(h)	Rating by Fitch Ratings Service.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CPI	—	Consumer Price Index
LIBOR	—	London Interbank Offered Rate
OTC	—	Over the Counter
PLC	—	Public Limited Company

Summary of Investments by Security Type^
U.S. Government Obligations	86.9%
Sovereign Bonds	4.8
Corporate Bonds & Notes	3.2
Collateralized Mortgage Obligations	2.7
Mortgage-Backed Security	1.3
Asset-Backed Security	0.1
Purchased Options	0.1
Short-Term Investments	0.9

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Options Contracts Written

Credit Default Swaptions

Notional Amounts		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
500,000	EUR	Markit iTraxx Europe Series 27 5-Year Index, Call	BCLY	6/21/17	0.68%	$1,401
500,000	EUR	Markit iTraxx Europe Series 27 5-Year Index, Put	BCLY	6/21/17	1.00%	22

		Total Credit Default Swaptions				1,423

Options on Futures

Number of contracts		Security Name	Counterparty	Expiration Date	Strike Price	Value
40	GBP	3- Month Sterling June Futures, Put	CSFB	6/21/17	$98.00	–
13		U.S. Treasury 10-Year Note July Futures, Call	CSFB	6/23/17	126.00	9,141
14		U.S. Treasury 10-Year Note July Futures, Call	CSFB	6/23/17	127.00	3,938
13		U.S. Treasury 10-Year Note July Futures, Put	CSFB	6/23/17	124.00	609
14		U.S. Treasury 10-Year Note July Futures, Put	CSFB	6/23/17	125.00	1,750
15		U.S. Treasury 10-Year Note September Futures, Call	CSFB	8/25/17	127.50	8,906
15		U.S. Treasury 10-Year Note September Futures, Put	CSFB	8/25/17	124.50	5,859

		Total Options on Futures				30,203

		TOTAL OPTIONS CONRACTS WRITTEN
		(Premiums received — $31,522)				$31,626

During the period ended May 31, 2017, options contracts written transactions for Inflation-Linked Fixed Income Fund were as follows:

Credit Default Swaptions

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$300,000	$217
Options written	7,500,000	9,592
Options closed	(4,200,000)	(4,973)
Options expired	(2,600,000)	(3,551)

Options contracts written, outstanding at May 31, 2017	$1,000,000	$1,285

Currency Options

	Notional Amounts	Premiums Received
Options contracts written, outstanding at August 31, 2016	$3,061,000	$27,161
Options written	5,012,800	62,966
Options closed	(1,850,000)	(14,521)
Options expired	(6,223,800)	(75,606)

Options contracts written, outstanding at May 31, 2017	$—	$—

Options on Futures

	Number of Contracts	Premiums Received

Options contracts written, outstanding at August 31, 2016	56	$6,287
Options written	370	176,483
Options closed	(302)	(152,533)
Options expired	—	—

Options contracts written, outstanding at May 31, 2017	124	$30,237

Schedule of Reverse Repurchase Agreements

Face Amounts	Security	Value
	Bank of New York:
$ 1,111,000	1.000% due 6/7/17	$1,111,000
	Merrill Lynch & Pierce, Fenner & Smith Inc.:
2,848,500	1.000% due 7/7/17	2,848,500
17,807,500	1.170% due 8/11/17	17,807,500
	Standard Chartered Bank:
2,606,500	1.170% due 8/23/17	2,606,500
1,717,000	1.230% due 8/31/17	1,717,000

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $26,090,500)	$26,090,500

For the period ended May 31, 2017, the average borrowing and interest rate under the reverse repurchase agreements were $42,017,460 and 0.805%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Schedule of Forward Sale Commitment

Face Amounts	Security	Value
	Federal National Mortgage Association (FNMA):
$ 3,000,000	3.000% due 7/1/47(a) (Proceeds — $2,998,711)	$3,011,777

(a)	This security is traded on a TBA basis (see Note 1).

At May 31, 2017, Inflation-Linked Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Note September Futures	109	9/17	$13,766,359	$51,945
Contracts to Sell:
Euro-OAT September Futures	1	9/17	167,918	(247)
Japan Government 10-Year Bond June Futures	3	6/17	4,081,355	(10,971)
U.S. Treasury 2-Year Note September Futures	155	9/17	33,555,078	(9,655)
U.S. Treasury 5-Year Note September Futures	182	9/17	21,532,875	(42,078)
U.S. Treasury Long Bond September Futures	16	9/17	2,461,000	(28,625)
United Kingdom Treasury 10-Year Gilt September Futures	8	9/17	1,319,010	(4,845)

				(96,421)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(44,476)

At May 31, 2017, Inflation-Linked Fixed Income Fund had deposited cash of $305,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2017, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Argentine Peso	2,450,550	BNP	$151,090	6/16/17	$(3,910)
Argentine Peso	839,520	BNP	51,761	6/16/17	(1,239)
Argentine Peso	600,780	SCB	37,041	6/16/17	(959)
Brazilian Real	2,381,004	BNP	735,775	6/2/17	27,775
Brazilian Real	174,772	DUB	54,008	6/2/17	2,008
Brazilian Real	2,555,776	MLP	789,783	6/2/17	1,863
Brazilian Real	272,728	SCB	84,278	6/2/17	(2,822)
Brazilian Real	272,728	BNP	83,651	7/5/17	(903)
Brazilian Real	2,555,776	MLP	783,909	7/5/17	8,033
British Pound	1,709,000	BNP	2,202,388	6/2/17	4,966
Indian Rupee	26,786,707	JPM	412,624	7/20/17	900
Japanese Yen	121,100,000	BCLY	1,093,454	6/2/17	2,406
Mexican Peso	7,453,238	BNP	395,220	8/8/17	8,760
Mexican Peso	10,900,000	BNP	558,909	3/1/18	9,469
Russian Ruble	24,070,320	HSBC	414,518	9/21/17	(1,445)

					54,902

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	970,000	JPM	$720,855	6/2/17	$9,200
Brazilian Real	272,728	BNP	84,278	6/2/17	843
Brazilian Real	2,108,276	BNP	651,497	6/2/17	(1,536)
Brazilian Real	174,772	DUB	54,008	6/2/17	(127)
Brazilian Real	2,555,776	MLP	789,783	6/2/17	(8,200)
Brazilian Real	272,728	SCB	84,278	6/2/17	(199)
Brazilian Real	5,800,000	BNP	1,745,588	10/3/17	(18,189)
Brazilian Real	6,100,000	BNP	1,835,877	10/3/17	(56,414)
Brazilian Real	3,900,000	JPM	1,173,757	10/3/17	(13,561)
Brazilian Real	5,500,000	JPM	1,655,299	10/3/17	(37,652)
Brazilian Real	200,000	JPM	57,446	7/3/18	974
Brazilian Real	4,400,000	JPM	1,263,809	7/3/18	44,742
British Pound	126,000	BNP	162,376	6/2/17	1,064
British Pound	1,583,000	HSBC	2,040,012	6/2/17	10,585
British Pound	1,709,000	BNP	2,204,791	7/5/17	(4,960)
Canadian Dollar	836,000	JPM	619,619	8/15/17	(9,356)
Danish Krone	2,200,000	BNP	338,273	4/3/18	(10,551)
Japanese Yen	121,100,000	JPM	1,093,454	6/2/17	(3,726)
Japanese Yen	121,100,000	BCLY	1,095,135	7/5/17	(2,404)
Mexican Peso	2,500,000	BNP	132,358	8/17/17	(7,205)
Mexican Peso	10,900,000	BNP	558,909	3/1/18	(37,670)
New Zealand Dollar	1,080,000	HSBC	765,234	6/2/17	(20,207)
Russian Ruble	23,941,800	JPM	420,289	6/21/17	(9,448)

					(173,997)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(119,095)

At May 31, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.610%	7/7/21	CSFB	MXN	8,600,000	$(7,136)
Pay	28-Day MXN TIIE Banxico	6.750%	8/31/21	CSFB	MXN	9,200,000	(7,092)
Pay	28-Day MXN TIIE Banxico	7.030%	11/10/21	CSFB	MXN	10,500,000	(8,680)
Pay	28-Day MXN TIIE Banxico	7.380%	11/4/26	CSFB	MXN	900,000	(716)
Pay	28-Day MXN TIIE Banxico	7.388%	11/17/21	CSFB	MXN	1,100,000	(117)
Pay	28-Day MXN TIIE Banxico	8.035%	12/17/26	CSFB	MXN	600,000	2,066
Pay	3-Month USD-LIBOR	1.250%	6/21/19	CSFB	USD	6,200,000	22,514
Receive	3-Month USD-LIBOR	1.750%	12/21/26	CSFB	USD	630,000	32,927
Pay	3-Month USD-LIBOR	1.750%	6/21/47	CSFB	USD	1,000,000	15,618
Receive	3-Month USD-LIBOR	2.000%	7/27/26	CSFB	USD	3,100,000	(29,002)
Receive	3-Month USD-LIBOR	2.250%	12/21/46	CSFB	USD	920,000	56,524
Receive	3-Month USD-LIBOR	2.500%	2/22/26	CSFB	USD	18,130,000	295,960
Receive	6-Month GBP-LIBOR	1.500%	9/20/27	CSFB	GBP	2,000,000	(55,344)
Receive	6-Month GBP-LIBOR	1.750%	3/21/48	CSFB	GBP	1,230,000	(65,955)

							$251,567

At May 31, 2017, Inflation-Linked Fixed Income Fund held the following OTC Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	5-Year EUR Inflation Linked	0.806%	4/15/21	BNP	EUR	1,000,000	$25,577	$—	$25,577

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2017, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts		Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	0.890%	11/15/18	CSFB	EUR	100,000	$471
Receive	10-Year EUR Inflation Linked	1.100%	8/15/26	CSFB	EUR	400,000	6,692
Receive	10-Year EUR Inflation Linked	1.385%	12/15/26	CSFB	EUR	1,200,000	4,387
Receive	15-Year GBP Inflation Linked	3.140%	7/15/31	CSFB	GBP	2,900,000	85,651
Receive	15-Year GBP Inflation Linked	3.530%	10/15/31	CSFB	GBP	1,260,000	6,769
Pay	30-Year GBP Inflation Linked	3.585%	10/15/46	CSFB	GBP	300,000	(753)
Pay	1-Year USD Inflation Linked	1.710%	4/27/18	CSFB	USD	1,400,000	(4,284)
Receive	2-Year USD Inflation Linked	1.935%	4/27/19	CSFB	USD	1,400,000	6,543
Pay	4-Year USD Inflation Linked	2.027%	11/23/20	CSFB	USD	700,000	(3,191)
Pay	5-Year USD Inflation Linked	1.550%	7/26/21	CSFB	USD	400,000	(5,968)
Pay	5-Year USD Inflation Linked	1.603%	9/12/21	CSFB	USD	310,000	(4,789)
Receive	10-Year USD Inflation Linked	1.730%	7/26/26	CSFB	USD	400,000	8,808
Receive	10-Year USD Inflation Linked	1.762%	8/30/26	CSFB	USD	1,500,000	33,957
Receive	10-Year USD Inflation Linked	1.801%	9/12/26	CSFB	USD	310,000	7,046

							$141,339

At May 31, 2017, Inflation-Linked Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counter party	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Market Value	Upfront Premiums (Received)	Unrealized Appreciation
Brazil Government International Bond, BB	1.000%	6/20/21	DUB	1.863%	USD	100,000	$(3,111)	$(8,609)	$5,498
Brazil Government International Bond, BB	1.000%	6/20/21	HSBC	1.863%	USD	800,000	(24,886)	(55,500)	30,614
Colombia Government International Bond, BBB	1.000%	6/20/21	BCLY	0.955%	USD	200,000	761	(5,674)	6,435
Colombia Government International Bond, BBB	1.000%	6/20/21	DUB	0.955%	USD	100,000	380	(2,856)	3,236
Colombia Government International Bond, BBB	1.000%	6/20/21	HSBC	0.955%	USD	200,000	761	(6,361)	7,122
Colombia Government International Bond, BBB	1.000%	6/20/22	BCLY	1.276%	USD	275,000	(3,070)	(4,360)	1,290
Mexico Government International Bond, BBB+	1.000%	6/20/21	DUB	0.893%	USD	200,000	1,241	(4,828)	6,069
Russia Government International Bond, BB+	1.000%	6/20/21	JPM	1.194%	USD	100,000	(554)	(6,134)	5,580

							$(28,478)	$(94,322)	$65,844

Centrally Cleared - Credit Default Swaps on Corporate and Sovereign Issues and Indexes- Buy Protection (4)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)		Unrealized (Depreciation)
Markit iTraxx Europe Series 27 5-Year Index	(1.000%)	6/20/22	CSFB	0.624%	EUR	1,200,000	$(8,002)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

At May 31, 2017, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $718,000 for open centrally cleared swap contracts.

At May 31, 2017, Inflation-Linked Fixed Income Fund had cash collateral from brokers in the amount of $399,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NZD	—	New Zealand Dollar

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 204-206 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 63.1%
Airlines - 0.5%
$ 468,322		A	Northwest Airlines Inc., Class A Pass-Through Trust, Series 2007-1, Pass-Thru Certificates, 7.027% due 11/1/19	$520,629
320,929		BBB+	Northwest Airlines Inc., Class G-2 Pass-Through Trust, Series 2002-1, Pass-Thru Certificates, 6.264% due 11/20/21	342,993

			Total Airlines	863,622

Automobiles - 0.9%
1,500,000		A-	Aviation Capital Group Corp., Senior Unsecured Notes, 4.625% due 1/31/18(a)	1,524,990

Banks - 19.3%
			Bank of America Corp., Senior Unsecured Notes:
1,300,000		BBB+	6.875% due 4/25/18	1,358,586
1,000,000		BBB+	5.650% due 5/1/18	1,034,770
			Barclays Bank PLC, Subordinated Notes:
1,500,000		BBB-	6.050% due 12/4/17	1,531,095
900,000		BBB-	6.050% due 12/4/17(a)	918,430
400,000		BB+	7.750% due 4/10/23(b)	419,500
300,000		BBB	Barclays PLC, Senior Unsecured Notes, 2.000% due 3/16/18	300,573
2,500,000		A	BPCE SA, Company Guaranteed Notes, 1.766% due 6/23/17(b)	2,502,840
268,000		BB+	CIT Group Inc., Senior Unsecured Notes, 5.500% due 2/15/19(a)	283,410
2,100,000		BBB+	Citigroup Inc., Senior Unsecured Notes, 2.477% due 10/26/20(b)	2,145,238
357,000		BBB-(d)	Cooperatieve Rabobank UA, Junior Subordinated Notes, 8.400%(b)(c)	359,011
1,250,000		A	Credit Suisse AG, Senior Unsecured Notes, 1.700% due 4/27/18	1,250,719
2,600,000		AA	Dexia Credit Local SA, Government Liquid Guaranteed Notes, 1.756% due 3/23/18(a)(b)	2,607,597
600,000		BBB+	Eksportfinans ASA, Senior Unsecured Notes, 1.985% due 11/10/20(b)(e)	593,425
600,000		BBB-	HBOS PLC, Subordinated Notes, 1.800% due 9/6/17(b)	599,881
2,000,000		A	HSBC USA Inc., Senior Unsecured Notes, 1.700% due 3/5/18	2,002,480
			ICICI Bank Ltd., Senior Unsecured Notes:
500,000		BBB-	4.800% due 5/22/19	522,245
200,000		BBB-	3.125% due 8/12/20	201,688
400,000		BBB-	KBC Bank NV, Subordinated Notes, 8.000% due 1/25/23(b)	415,977
1,600,000	GBP	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.000%(b)(c)	2,169,738
1,600,000		A	Macquarie Bank Ltd., Senior Unsecured Notes, 2.600% due 6/24/19(a)	1,616,006
1,200,000		BBB-	Royal Bank of Scotland Group PLC, Senior Unsecured Notes, 2.652% due 5/15/23(b)	1,200,880
2,800,000		BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 2.642% due 11/24/17(b)	2,814,683
200,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 2.875% due 10/16/20	203,191
1,200,000		BBB+	Siam Commercial Bank PCL, Senior Unsecured Notes, 3.375% due 9/19/17(a)	1,204,278
100,000		BBB-	SMFG Preferred Capital USD 3 Ltd., Junior Subordinated Notes, 9.500%(b)(c)	108,445
1,600,000		BBB+	Standard Chartered PLC, Senior Unsecured Notes, 1.446% due 9/8/17(a)(b)	1,600,229
500,000		BBB-	State Bank of India, Senior Unsecured Notes, 4.125% due 8/1/17	501,612
1,000,000		A	Sumitomo Mitsui Banking Corp., Company Guaranteed Notes, 1.698% due 1/11/19(b)	1,002,427
			UBS AG:
200,000		A+	Senior Unsecured Notes, 1.853% due 3/26/18(b)	200,999
900,000		BBB+	Subordinated Notes, 4.750% due 5/22/23(b)	921,593

			Total Banks	32,591,546

Building Products - 0.9%
1,400,000		BB+	USG Corp., Senior Unsecured Notes, 8.250% due 1/15/18	1,458,625

Capital Market - 1.0%
1,685,000		BBB+	Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 2.331% due 9/15/20(b)	1,711,721

Commercial Services & Supplies - 2.6%
			Central Nippon Expressway Co., Ltd., Senior Unsecured Notes:
1,500,000		A1(f)	2.079% due 11/5/19	1,494,279
1,000,000		A1(f)	1.903% due 3/3/22(b)	1,002,765
800,000		BBB+	ERAC USA Finance LLC, Company Guaranteed Notes, 6.375% due 10/15/17(a)	813,502
1,000,000		BBB+	HPHT Finance 15 Ltd., Company Guaranteed Notes, 2.250% due 3/17/18(g)	1,001,097

			Total Commercial Services & Supplies	4,311,643

Consumer Finance - 8.1%
			Ally Financial Inc.:
			Company Guaranteed Notes:
1,100,000		BB+	4.750% due 9/10/18	1,134,100
200,000		BB+	3.500% due 1/27/19	203,220

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
Consumer Finance - 8.1% - (continued)
$ 300,000		BB+	Senior Unsecured Notes, 3.250% due 2/13/18	$303,330
3,000,000		A	Daimler Finance North America LLC, Company Guaranteed Notes, 1.792% due 10/30/19(a)(b)	3,011,991
			Ford Motor Credit Co. LLC, Senior Unsecured Notes:
900,000		BBB	2.375% due 1/16/18	903,337
2,200,000		BBB	2.155% due 1/9/20(b)	2,218,559
1,400,000		BBB	General Motors Financial Co., Inc., Company Guaranteed Notes, 4.750% due 8/15/17	1,408,833
1,300,000		A-	Hyundai Capital Services Inc., Senior Unsecured Notes, 3.500% due 9/13/17(a)	1,306,333
			Navient Corp., Senior Unsecured Notes:
300,000		B+	4.625% due 9/25/17	301,875
700,000		B+	5.500% due 1/15/19	728,000
200,000		B+	4.875% due 6/17/19	207,160
300,000		B+	8.000% due 3/25/20	332,250
350,000		A-	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.116% due 3/8/19(a)(b)	353,228
1,000,000		BBB	RCI Banque SA, Senior Unsecured Notes, 3.500% due 4/3/18(a)	1,013,814
200,000		BBB+	VW Credit Inc., Company Guaranteed Notes, 2.250% due 3/23/18	200,785

			Total Consumer Finance	13,626,815

Diversified Financial Services - 6.1%
			Bear Stearns Cos. LLC (The), Company Guaranteed Notes:
1,100,000		A-	6.400% due 10/2/17	1,117,905
500,000		A-	7.250% due 2/1/18	518,327
190,000		A3(f)	4.650% due 7/2/18	195,987
1,100,000		BBB+	BOC Aviation Ltd., Senior Unsecured Notes, 2.875% due 10/10/17	1,103,756
			International Lease Finance Corp.:
600,000		BBB-	Senior Secured Notes, 7.125% due 9/1/18(a)	637,658
			Senior Unsecured Notes:
400,000		BBB-	6.250% due 5/15/19	430,266
300,000		BBB-	8.250% due 12/15/20	355,542
			LeasePlan Corp. NV, Senior Unsecured Notes:
800,000		BBB-	3.000% due 10/23/17(a)	803,474
1,000,000		BBB-	2.500% due 5/16/18(a)	1,003,613
1,200,000		A	Mitsubishi UFJ Lease & Finance Co., Ltd., Senior Unsecured Notes, 2.097% due 2/20/19(b)	1,204,866
300,000	EUR	BBB	Nationwide Building Society, Subordinated Notes, 4.125% due 3/20/23(b)	347,236
1,500,000		BBB-	Synchrony Financial, Senior Unsecured Notes, 2.580% due 11/9/17(b)	1,506,171
1,000,000		A-	UBS Group Funding Switzerland AG, Company Guaranteed Notes, 2.938% due 4/14/21(a)(b)	1,036,330

			Total Diversified Financial Services	10,261,131

Diversified Telecommunication Services - 2.3%
			AT&T Inc., Senior Unsecured Notes:
800,000		BBB+	2.082% due 6/30/20(b)	809,622
600,000		BBB+	2.023% due 7/15/21(b)	606,279
200,000		BB+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.999% due 6/4/18	210,000
			Telefonica Emisiones SAU, Company Guaranteed Notes:
1,700,000		BBB	6.221% due 7/3/17	1,784,925
500,000		BBB	3.192% due 4/27/18	506,084

			Total Diversified Telecommunication Services	3,916,910

Electric Utilities - 0.9%
1,000,000		BBB-	Metropolitan Edison Co., Senior Unsecured Notes, 7.700% due 1/15/19	1,085,607
400,000		BBB+	Southern Co. (The), Senior Unsecured Notes, 2.950% due 7/1/23	399,146

			Total Electric Utilities	1,484,753

Energy Equipment & Services - 0.5%
900,000		BBB-	Energy Transfer LP, Senior Unsecured Notes, 2.500% due 6/15/18	904,910

Food and Staples Retailing - 0.6%
1,000,000		BB+	Tesco PLC, Senior Unsecured Notes, 5.500% due 11/15/17(a)	1,014,842

Hotels, Restaurants & Leisure - 0.5%
800,000		BB-	MGM Resorts International, Company Guaranteed Notes, 8.625% due 2/1/19	888,000

Household Durables - 0.4%
600,000		BBB-	DR Horton Inc., Company Guaranteed Notes, 3.625% due 2/15/18	605,622

Insurance - 1.7%
1,500,000		A	AIA Group Ltd., Senior Unsecured Notes, 1.750% due 3/13/18	1,497,075

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Insurance - 1.7% - (continued)
		American International Group Inc., Senior Unsecured Notes:
$ 700,000	BBB+	6.400% due 12/15/20	$798,118
500,000	BBB+	3.300% due 3/1/21	515,445

		Total Insurance	2,810,638

Internet Software & Services - 0.6%
1,000,000	A3(f)	Baidu Inc., Senior Unsecured Notes, 3.250% due 8/6/18	1,014,019

Media - 2.2%
700,000	BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 3.579% due 7/23/20	728,183
		DISH DBS Corp., Company Guaranteed Notes:
400,000	B+	4.625% due 7/15/17	403,500
1,100,000	B+	4.250% due 4/1/18	1,119,250
1,400,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 6.750% due 7/1/18	1,471,980

		Total Media	3,722,913

Metals & Mining - 0.9%
700,000	BBB+	Goldcorp Inc., Senior Unsecured Notes, 2.125% due 3/15/18	704,058
800,000	A+u	Minera y Metalurgica del Boleo SA de CV, Company Guaranteed Notes, 2.875% due 5/7/19	809,351

		Total Metals & Mining	1,513,409

Oil, Gas & Consumable Fuels - 6.0%
500,000	A+	CNPC General Capital Ltd., Company Guaranteed Notes, 2.750% due 5/14/19	504,877
		ConocoPhillips Co., Company Guaranteed Notes:
1,000,000	A-	5.750% due 2/1/19	1,064,009
1,000,000	A-	2.082% due 5/15/22(b)	1,011,021
1,000,000	BBB-	Kinder Morgan Finance Co. LLC, Company Guaranteed Notes, 6.000% due 1/15/18(a)	1,025,228
1,000,000	BBB-	Kinder Morgan Inc., Company Guaranteed Notes, 7.000% due 6/15/17	1,046,370
1,600,000	BBB+	National Grid North America Inc., Senior Unsecured Notes, 1.812% due 8/21/17(b)	1,601,909
500,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 2.000% due 10/1/17	500,531
		Petroleos Mexicanos, Company Guaranteed Notes:
1,350,000	BBB+	5.750% due 3/1/18	1,387,037
400,000	BBB+	3.500% due 7/18/18	405,478
		Petronas Capital Ltd., Company Guaranteed Notes:
750,000	A-	5.250% due 8/12/19(a)	798,643
500,000	A-	5.250% due 8/12/19	532,429
200,000	BBB-	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.625% due 2/1/21	218,953

		Total Oil, Gas & Consumable Fuels	10,096,485

Pharmaceuticals - 3.6%
1,600,000	BBB	Allergan Funding SCS, Company Guaranteed Notes, 2.200% due 3/12/18(b)	1,610,152
1,300,000	BBB-	Baxalta Inc., Company Guaranteed Notes, 1.936% due 6/22/18(b)	1,307,392
1,500,000	A-	Bayer US Finance LLC, Company Guaranteed Notes, 1.430% due 10/6/17(a)(b)	1,499,889
500,000	BBB-	Mylan Inc., Company Guaranteed Notes, 2.600% due 6/24/18	503,606
1,200,000	BBB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 1.400% due 7/20/18	1,194,854

		Total Pharmaceuticals	6,115,893

Specialty Retail - 0.1%
225,000	BBB-	Marks & Spencer PLC, Senior Unsecured Notes, 6.250% due 12/1/17(a)	229,665

Technology Hardware, Storage & Peripherals - 1.2%
1,700,000	BBB-	Dell International LLC / EMC Corp., Senior Secured Notes, 3.480% due 6/1/19(a)	1,741,344
200,000	BB-	EMC Corp., Senior Unsecured Notes, 1.875% due 6/1/18	198,864

		Total Technology Hardware, Storage & Peripherals	1,940,208

Tobacco - 1.8%
1,640,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 2.050% due 2/11/18(a)	1,640,841
1,300,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 2.300% due 6/12/18	1,306,985

		Total Tobacco	2,947,826

Transportation Infrastructure - 0.4%
400,000	BBB-	Asciano Finance Ltd., Company Guaranteed Notes, 5.000% due 4/7/18(a)(g)	408,296

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Transportation Infrastructure - 0.4% - (continued)
$ 300,000	A	Eastern Creation II Investment Holdings Ltd., Company Guaranteed Notes, 2.625% due 11/20/17	$300,574

		Total Transportation Infrastructure	708,870

		TOTAL CORPORATE BONDS & NOTES (Cost - $105,599,069)	106,265,056

COLLATERALIZED MORTGAGE OBLIGATIONS - 15.2%
112,627	AAA	American Home Mortgage Investment Trust, Series 2004-4, Class 2A1, 1.604% due 2/25/45(b)	111,959
800,000	Aaa(f)	Babson CLO Ltd., Series 2014-IIA, Class AR, 2.308% due 10/17/26(a)(b)	801,013
1,000,000	AAA	BAMLL Commercial Mortgage Securities Trust, Series 2015-ASHF, Class A, 2.209% due 1/15/28(a)(b)	1,004,047
400,000	Aaa(f)	Bancorp Commercial Mortgage Trust, Series 2016-CRE1, Class A, 2.419% due 11/15/33(a)(b)	401,017
792,885	NR	Bayview Opportunity Master Fund IIIb Trust, Series 2017-RN2, Class A1, 3.475% due 4/28/32(a)(b)	794,907
1,302,335	AA+	Bear Stearns ALT-A Trust, Series 2004-10, Class 2A1, 1.684% due 9/25/34(b)	1,260,758
1,000,000	AAA	Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.500% due 10/29/25(a)(b)	1,001,696
111,278	A+	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4FL, 1.279% due 12/10/49(a)(b)	111,192
400,000	AAA	Cold Storage Trust, Series 2017-ICE3, Class A, 1.994% due 4/15/24(a)(b)	401,472
398,874	Aaa(f)	Colony Starwood Homes Trust, Series 2016-1A, Class A, 2.504% due 7/17/33(a)(b)	404,950
366,894	NR	Credit Suisse Commercial Mortgage Capital Trust, Series 2017-1, Class A, 4.500% due 3/25/21(a)	368,368
648,876	AAA	Dryden 27 Euro CLO BV, Series 2013-27A, Class A1BR, 0.763% due 12/9/25(a)(b)	729,379
475,000	A	Eagle I Ltd., Series 2014-1A, Class A1, 2.570% due 12/15/39(a)(g)	472,198
933,505	AAA	Finn Square CLO Ltd., Series 2012-1A, Class A1R, 2.367% due 12/24/23(a)(b)	934,716
343,034	AAA	FNBA Mortgage Loan Trust, Series 2004-AR1, Class A2, 1.404% due 8/19/34(b)	338,570
854,796	AAA	Fortress Credit BSL Ltd., Series 2013-1A, Class A, 2.338% due 1/19/25(a)(b)	855,215
800,000	AAA	Fortress Credit BSL II Ltd., Series 2013-2A, Class A1FR, 2.308% due 10/19/25(a)(b)	800,017
352,639	NR	GCAT LLC, Series 2016-1, Class A1, step bond to yield, 4.500% due 3/25/21(a)	355,615
2,713,491	NR	Government National Mortgage Association (GNMA), Series 2016-H06, Class FD, 1.903% due 7/20/65(b)	2,750,369
684,771	Aaa(f)	Invitation Homes Trust, Series 2015-SFR3, Class A, 2.301% due 8/17/32(a)(b)	688,521
275,035	AAA	JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class A, 2.338% due 4/30/23(a)(b)	275,247
1,200,000	Aaa(f)	JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class AR, 2.398% due 10/17/25(a)(b)	1,200,051
800,000	AAA	Madison Park Funding XVI Ltd., Series 2015-16A, Class A1R, 2.486% due 4/20/26(a)(b)	802,733
600,000	(P)AAA	Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R, 2.105% due 10/25/25(a)(b)	600,000
		Palmer Square Loan Funding Ltd.:
391,462	AAA	Series 2016-2A, Class A1, 2.506% due 6/21/24(a)(b)	392,160
639,087	AAA	Series 2016-3A, Class A1, 2.308% due 1/15/25(a)(b)	639,352
801,205	AAA	RBSSP Resecuritization Trust, Series 2009-12, Class 16A1, 3.048% due 10/25/35(a)(b)	811,895
200,000	AA	Sofi Consumer Loan Program LLC, Series 2017-3, Class A, 2.770% due 5/25/26(a)	201,190
328,232	NR	Stanwich Mortgage Loan Co., Series 2016-NPA1, 3.844% due 10/16/46(a)(b)	329,473
705,020	AAA	Telos CLO Ltd., Series 2016-7A, Class A, 2.808% due 4/17/25(a)(b)	707,947
600,000	Aaa(f)	Tralee CLO III Ltd., Series 2014-3A, Class A1R, 2.606% due 7/20/26(a)(b)	601,990
577,007	NR	VOLT LV LLC, Series 2017-NPL2, Class A1, step bond to yield, 3.500% due 3/25/47(a)	578,995
900,000	NR	VOLT LVIII LLC, Series 2017-NPL5, Class A1, step bond to yield, 3.375% due 5/28/47(a)	902,379
1,224,132	NR	VOLT XLVIII LLC, Series 2016-NPL8, Class A1, step bond to yield, 3.500% due 7/25/46(a)	1,231,967
350,856	NR	VOLT XXXV, Series 2016-NPL9, Class A1, step bond to yield, 3.500% due 9/25/46(a)	352,779
1,468,877	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 1.314% due 10/25/45(b)	1,459,902

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $25,422,564)	25,674,039

U.S. GOVERNMENT OBLIGATION - 8.9%
14,700,000		U.S. Treasury Notes, 2.375% due 5/15/27 (Cost - $14,667,633)	14,933,421

SOVEREIGN BONDS - 7.2%
India - 0.9%
1,000,000	BBB-	Export-Import Bank of India, 2.750% due 4/1/20	1,000,807

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
India - 0.9% - (continued)
$ 500,000		BBB-	Indian Railway Finance Corp., Ltd., 3.917% due 2/26/19	$513,130

			Total India	1,513,937

Japan - 4.9%
130,000,000	JPY	A1(f)	Fukuoka Prefecture, 0.180% due 7/27/17	1,175,752
500,000		A+	Japan Bank for International Cooperation, 1.762% due 2/24/20(b)	499,913
			Japan Finance Organization for Municipalities:
200,000,000	JPY	A+	1.770% due 12/20/17	1,822,756
3,000,000		A+	2.500% due 9/12/18(a)	3,020,421
100,000,000	JPY	NR	Major Joint Local Government Bonds, 1.720% due 11/24/17	910,246
100,000,000	JPY	NR	Nuclear Damage Compensation & Decommissioning Facilitation Corp., 0.059% due 11/2/17	903,111

			Total Japan	8,332,199

South Korea - 1.4%
1,000,000		AAu	Korea East-West Power Co., Ltd., 2.500% due 7/16/17(a)	1,004,290
1,300,000		AA	Korea Land & Housing Corp., 1.875% due 8/2/17(a)	1,299,874

			Total South Korea	2,304,164

			TOTAL SOVEREIGN BONDS (Cost - $12,239,006)	12,150,300

ASSET-BACKED SECURITIES - 4.1%
Student Loans- 4.1%
400,000		AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 2.006% due 10/25/35(a)(b)	400,319
200,000		Aaa(f)	Navient Private Education Loan Trust, Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	201,203
373,046		Aaa(f)	Navient Student Loan Trust, Series 2016-5A, Class A, 2.274% due 6/25/65(a)(b)	379,052
			SLM Student Loan Trust:
534,702		AA+	Series 2003-10A, Class A3, 1.601% due 12/15/27(a)(b)	534,927
1,500,000		AAA	Series 2005-5, Class A4, 1.296% due 10/25/28(b)	1,482,634
1,435,267		AA+	Series 2008-5, Class A4, 2.856% due 7/25/23(b)	1,474,799
1,000,000		AA+	Series 2008-7, Class A4, 2.056% due 7/25/23(b)	1,000,494
1,439,257		AA+	Utah State Board of Regents, Series 2017-1, Class A, 1.741% due 1/25/57(b)	1,436,378

			TOTAL ASSET-BACKED SECURITIES (Cost - $6,891,999)	6,909,806

SENIOR LOANS - 0.9%
1,200,000		NR	Energy Future Intermediate Holding Co. LLC, 4.295% due 6/30/17	1,206,750
394,929		NR	Las Vegas Sands LLC, 3.050% due 3/29/24	396,109

			TOTAL SENIOR LOANS (Cost - $1,604,347)	1,602,859

MUNICIPAL BOND - 0.9%
Washington - 0.9%
1,600,000			Washington Health Care Facilities Authority, 1.830% due 1/1/42(b) (Cost - $1,600,000)	1,597,472

			TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $168,024,618)	169,132,953

Face Amount†
SHORT-TERM INVESTMENTS - 22.7%
COMMERCIAL PAPERS - 3.0%
1,100,000			Enbridge Energy Partners LP, 1.889% due 8/7/17(a)(h)	1,096,151
500,000			Eni Finance USA Inc., 2.020% due 5/7/18(h)	490,650
900,000			Ford Motor Credit Co. LLC, 1.989% due 6/1/18(h)	882,206
1,000,000			Monsanto Co., 1.766% due 7/31/17(h)	997,084
1,600,000			Syngenta Wilmington Inc., 2.025% due 9/14/17(a)(h)	1,590,667

			TOTAL COMMERCIAL PAPERS (Cost - $5,056,758)	5,056,758

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount†		Rating††	Security	Value
SHORT-TERM INVESTMENTS - 22.7% - (continued)
CORPORATE BONDS - 0.4%
$ 634,000		BBB	Hewlett Packard Enterprise Co., 2.450% due 10/5/17(h)	$640,007
100,000		BBB+	TechnipFMC PLC, 2.000% due 10/1/17(a)(h)	100,030

			TOTAL CORPORATE BONDS (Cost - $740,037)	740,037

TIME DEPOSITS - 0.9%
28,147	GBP		ANZ National Bank - London, 0.050% due 6/1/17	36,273
			BBH - Grand Cayman:
4,184	DKK		(0.600)% due 6/1/17	632
429	EUR		(0.568)% due 6/1/17	482
671	CAD		0.050% due 6/1/17	497
156,787	AUD		DNB - Oslo, 0.737% due 6/1/17	116,516
1,134,511			JPMorgan Chase & Co. - New York, 0.420% due 6/1/17	1,134,511
17,523,060	JPY		Sumitomo - Tokyo, (0.240)% due 6/1/17	158,222

			TOTAL TIME DEPOSITS (Cost - $1,447,133)	1,447,133

U.S. GOVERNMENT OBLIGATION - 18.4%
31,000,000			U.S. Treasury Bills, 0.801% due 6/29/17(h) (Cost - $30,980,711)	30,980,711

			TOTAL SHORT-TERM INVESTMENTS (Cost - $38,224,639)	38,224,639

			TOTAL INVESTMENTS - 123.0% (Cost - $206,249,257#)	207,357,592

			Liabilities in Excess of Other Assets - (23.0)%	(38,842,616)

			TOTAL NET ASSETS - 100.0%	$168,514,976

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2017.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Rating by Fitch Ratings Service.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(f)	Rating by Moody’s Investors Service.
(g)	Illiquid security.
(h)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Underlying Security	Face Amount held at August 31, 2016	Face Amount purchased	Face Amount sold*	Face Amount held at May 31, 2017
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49	$1,118,119	$—	$(1,118,119)	$—

Underlying Security		Net Realized Gain/(Loss) on Sales of Affiliated Investment	Dividend/Interest Income from Affiliated Investments	Ending Value as of May 31, 2017
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A1A, 5.665% due 4/15/49		$—	$57,992	$—

*	Includes Paydown transactions which are not recognized as true sales.

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
PCL	—	Public Company Limited
PLC	—	Public Limited Company

Summary of Investments by Security Type^
Corporate Bonds & Notes	51.2%
Collateralized Mortgage Obligations	12.4
U.S. Government Obligation	7.2
Sovereign Bonds	5.9
Asset-Backed Securities	3.3
Senior Loans	0.8
Municipal Bond	0.8
Short-Term Investments	18.4

100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2017, Ultra-Short Term Fixed Income Fund had open exchange traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 10-Year Note September Futures	18	9/17	$2,273,344	$8,578

Contracts to Sell:
90-Day Sterling December Futures	109	12/19	17,435,627	(5,268)
90-Day Sterling March Futures	109	3/20	17,426,848	(3,512)
United Kingdom Treasury 10-Year Gilt September Futures	18	9/17	2,967,773	(10,902)
U.S. Treasury 2-Year Note September Futures	185	9/17	40,049,610	(11,523)
U.S. Treasury 5-Year Note September Futures	78	9/17	9,228,375	(18,608)

				(49,813)

Net Unrealized Depreciation on Open Exchange Traded Futures Contracts				$(41,235)

At May 31, 2017, Ultra-Short Term Fixed Income Fund had deposited cash of $304,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.

At May 31, 2017, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	4,600,000	MLP	$3,418,488	6/2/17	$(8,512)
British Pound	1,821,000	BNP	2,346,722	6/2/17	5,291
Canadian Dollar	2,260,415	JPM	1,673,142	6/2/17	24,603
Euro	75,000	BNP	84,251	6/2/17	380
Euro	2,441,000	MLP	2,742,096	6/2/17	3,294
Japanese Yen	574,800,000	BCLY	5,190,068	6/2/17	11,419

					36,475

Contracts to Sell:
Australian Dollar	2,367,000	DUB	1,759,035	6/2/17	16,215
Australian Dollar	2,233,000	JPM	1,659,453	6/2/17	(5,755)
Australian Dollar	4,600,000	MLP	3,416,668	7/5/17	8,492
British Pound	1,650,000	BNP	2,126,354	6/2/17	9,064
British Pound	171,000	DUB	220,368	6/2/17	861
British Pound	1,821,000	BNP	2,349,283	7/5/17	(5,285)
Canadian Dollar	2,253,000	JPM	1,667,654	6/2/17	(15,980)
Euro	2,516,000	BNP	2,826,347	6/2/17	(77,474)
Euro	2,441,000	MLP	2,747,095	7/5/17	(3,411)
Japanese Yen	199,300,000	HSBC	1,799,549	6/2/17	(26,815)
Japanese Yen	375,500,000	JPM	3,390,519	6/2/17	(11,554)
Japanese Yen	574,800,000	BCLY	5,198,049	7/5/17	(11,412)
Japanese Yen	130,000,000	JPM	1,176,755	7/27/17	(4,951)
Japanese Yen	100,000,000	JPM	909,568	11/2/17	60,835
Japanese Yen	100,000,000	JPM	910,558	11/24/17	60,882
Japanese Yen	200,000,000	JPM	1,823,600	12/20/17	(28,912)

					(35,200)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$1,275

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2017, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amounts	Unrealized Appreciation/ (Depreciation)
Pay	28-Day MXN TIIE Banxico	5.798%	9/6/21	CSFB	MXN 144,000,000	$(207,240)
Pay	28-Day MXN TIIE Banxico	7.199%	12/3/21	CSFB	MXN 36,200,000	2,816
Receive	3-Month USD-LIBOR	1.500%	6/21/27	CSFB	USD 15,400,000	(404,492)

						$(608,916)

Counterparty Pay Floating Rate Index	Counterparty Receive Floating Rate Index	Maturity Date	Counterparty	Notional Amounts	Unrealized (Depreciation)
1-Month USD-LIBOR+0.095%	3-Month USD-LIBOR	5/21/22	CSFB	USD 147,600,000	$(151,095)

Centrally Cleared - Credit Default Swaps on Indexes - Buy Protection (1)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at 5/31/17 (2)	Notional Amounts (3)	Unrealized (Depreciation)
Markit CDX North America High Yield Series 28 5-Year Index	(5.000%)	6/20/22	CSFB	3.286%	USD 4,700,000	$(62,991)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At 31 May, 2017, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $683,000 for open centrally cleared swap contracts.

At 31 May, 2017, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $110,000 for open OTC swap contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
CSFB	—	Credit Suisse Securities (USA) LLC
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.

See pages 204-206 for definitions of ratings.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC,CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization and Significant Accounting Policies

The Consulting Group Capital Markets Funds (“Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$197,163,372	$197,163,372	$—	$—
Consumer Staples	160,167,843	160,167,843	—	—
Energy	103,500,922	103,500,922	—	—
Financials	193,896,552	193,896,552	—	—
Health Care	234,048,270	234,048,270	—	—
Industrials	154,560,948	154,560,948	—	—
Information Technology	400,114,791	400,114,791	—	—
Materials	54,936,006	54,936,006	—	—
Real Estate	37,492,839	37,492,839	—	—
Telecommunication Services	30,144,298	30,144,298	—	—
Utilities	33,692,219	33,692,219	—	—
Closed End Mutual Fund Security:
Financials	55,297,947	55,297,947	—	—
Short-Term Investments:
Money Market Fund	9,172,280	9,172,280	—	—
Time Deposits	24,668,844	—	24,668,844	—

Total Investments, at value	$1,688,857,131	$1,664,188,287	$24,668,844	$—

Other Financial Instruments - Assets
Futures Contracts	$256,600	$256,600	$—	$—

Total Other Financial Instruments - Assets	$256,600	$256,600	$—	$—

	Total Fair Value at May 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at value
Common Stocks:
Consumer Discretionary	$64,004,924		$64,004,924	$—	$—
Consumer Staples	8,466,492		8,466,492	—	—
Energy	13,187,546		13,187,546	—	—
Financials	60,626,426		60,626,426	—	—
Health Care	72,659,174		72,659,174	—	—
Industrials	89,655,635		89,655,635	—	—
Information Technology	99,838,014		99,838,014	—	—
Materials	30,722,118	*	30,722,118	—	—	*
Real Estate	31,476,916		31,476,916	—	—
Telecommunication Services	1,979,422		1,979,422	—	—
Utilities	9,088,878		9,088,878	—	—
Convertible Preferred Stock:
Utilities	225,522		225,522	—	—
Short-Term Investments:
Money Market Fund	19,243,410		19,243,410	—	—
Time Deposits	12,936,087		—	12,936,087	—

Total Investments, at value	$514,110,564	*	$501,174,477	$12,936,087	$—	*

Other Financial Instruments - Assets
Futures Contracts	$13,629		$13,629	$—	$—

Total Other Financial Instruments - Assets	$13,629		$13,629	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(6,226)		$(6,226)	$—	$—

Total Other Financial Instruments - Liabilities	$(6,226)		$(6,226)	$—	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at value
Common Stocks:
France	$124,309,754	$102,012	$124,207,742	$—
Germany	116,071,228	—	116,071,228	—
Japan	189,383,533	329,210	189,054,323	—
Netherlands	64,673,818	791,170	63,882,648	—
Switzerland	131,800,986	113,548	131,687,438	—
United Kingdom	209,245,382	103,880	209,141,502	—
Other Countries**	343,401,768	63,617,090	279,780,758	3,920
Preferred Stocks:
Brazil	1,887,301	1,887,301	—	—
Germany	15,272,715	—	15,272,715	—
Rights:
Switzerland	21,064	—	21,064	—
United Kingdom	3,633	—	—	3,633
Short-Term Investments:
Money Market Fund	23,037,342	23,037,342	—	—
Time Deposits	29,711,719	—	29,711,719	—

Total — Investments, at value	$1,248,820,243	$89,981,553	$1,158,831,137	$7,553

Other Financial Instruments - Asset
Futures Contracts	$34,068	$34,068	$—	$—

Total Other Financial Instruments - Assets	$34,068	$34,068	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(4,998)	$(4,998)	$—	$—

Total Other Financial Instruments - Liabilities	$(4,998)	$(4,998)	$—	$—

	Total Fair Value at May 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at value
Common Stocks:
Brazil	$33,394,903		$33,394,903	$—	$—
China	93,570,027	*	36,180,875	55,822,884	1,566,268	*
India	28,680,062		1,646,290	27,033,772	—
Russia	23,111,924	*	10,564,419	12,547,505	—	*
South Africa	33,902,950		—	33,902,950	—
South Korea	49,590,628		107,866	49,417,900	64,862
Taiwan	34,646,317		—	34,646,317	—
Other Countries**	133,865,751		38,329,889	95,535,862	—
Preferred Stocks:
Brazil	4,430,561		4,430,561	—	—
Chile	114,415		114,415	—	—
Colombia	2,065,487		2,065,487	—	—
Russia	168,543		—	168,543	—
South Korea	8,983,033		—	8,983,033	—
Right:
South Africa	8,174		—	8,174	—
Short-Term Investments:
Money Market Fund	2,563,130		2,563,130	—	—
Time Deposits	12,274,073		—	12,274,073	—

Total - Investments, at value	$461,369,978	*	$129,397,835	$330,341,013	$1,631,130	*

Other Financial Instruments - Asset
Futures Contract	$55,905		$55,905	$—	$—

Total Other Financial Instruments - Assets	$55,905		$55,905	$—	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$210,968,814 *	$—	$210,968,814	$—	*
Mortgage-Backed Securities	191,075,687	—	191,075,687	—
U.S Government Agencies & Obligations	178,496,228	—	178,496,228	—
Collateralized Mortgage Obligations	84,175,135	—	83,975,053	200,082
Asset-Backed Securities	20,153,483	—	20,153,483	—
Sovereign Bonds	16,079,872	—	16,079,872	—
Senior Loans	8,586,877	—	8,586,877	—
Municipal Bonds	3,921,678	—	3,921,678	—
Preferred Stock:
Financials	262,856	262,856	—	—
Purchased Options	129,250	129,250	—	—
Short-Term Investments:
Money Market Fund	534,161	534,161	—	—
Repurchase Agreement	15,000,000	—	15,000,000	—
Sovereign Bond	8,851,952	—	8,851,952	—
Time Deposits	25,643,703	—	25,643,703	—
U.S. Government Obligations	8,062,721	—	8,062,721	—

Total Investments, at value	$771,942,417 *	$926,267	$770,816,068	$200,082	*

Other Financial Instruments - Assets
Futures Contracts	$320,831	$320,831	$—	$—
Forward Foreign Currency Contracts	271,550	—	271,550	—

Total Other Financial Instruments - Assets	$592,381	$320,831	$271,550	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(47,906)	$(47,906)	$—	$—
Futures Contracts	(427,034)	(427,034)	—	—
Forward Foreign Currency Contracts	(131,595)	—	(131,595)	—

Total Other Financial Instruments - Liabilities	$(606,535)	$(474,940)	$(131,595)	$—

	Total Fair Value at May 31, 2017		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at value
Corporate Bonds & Notes	$300,249,022	*	$—	$300,074,795	$174,227	*
Senior Loans	6,361,646		—	6,361,646	—
Sovereign Bond	1,105,500		—	1,105,500	—
Collateralized Mortgage Obligations	477,461		—	477,461	—
Preferred Stocks:
Energy	653,716		611,311	—	42,405
Financials	1,013,374		1,013,374	—	—
Common Stocks:
Consumer Discretionary	73,254		—	—	73,254
Energy	962,054		494,931	—	467,123
Financials	11,383	*	—	—	11,383	*
Materials	101,582	*	101,582	—	—	*
Convertible Preferred Stocks:
Energy	563,273		227,523	335,750	—
Health Care	493,274		493,274	—	—
Closed End Mutual Fund Security:
Financials	886,500		886,500	—	—
Warrant:
Energy	10,688		10,688	—	—
Short-Term Investments:
Money Market Fund	9,867,148		9,867,148	—	—
Time Deposits	5,940,179		—	5,940,179	—

Total Investments, at value	$328,770,054	*	$13,706,331	$314,295,331	$768,392	*

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Denmark	$15,892,380	$—	$15,892,380	$—
Sweden	8,519,434	—	8,519,434	—
United States	9,610,541	—	9,610,541	—
Other Countries**	27,428,811	—	27,428,811	—
Sovereign Bonds:
Japan	17,731,580	—	17,731,580	—
Other Countries**	43,470,615	—	43,470,615	—
Collateralized Mortgage Obligations	34,409,317	—	34,409,317	—
Mortgage-Backed Securities	22,050,150	—	22,050,150	—
U.S. Government Obligations	8,702,850	—	8,702,850	—
Senior Loan	299,787	—	299,787	—
Asset-Backed Securities	315,482	—	315,482	—
Purchased Options	46,572	1,404	45,168	—
Short-Term Investments:
Certificate of Deposit	300,000	—	300,000	—
Repurchase Agreement	3,600,000	—	3,600,000	—
Sovereign Bonds:
Japan	26,378,957	—	26,378,957	—
Other Countries**	1,534,839	—	1,534,839	—
Time Deposits	2,450,972	—	2,450,972	—
U.S. Government Obligations	800,705	—	800,705	—

Total - Investments, at value	$223,542,992	$1,404	$223,541,588	$—

Other Financial Instruments - Asset
Futures Contracts	$784,888	$784,888	$—	$—
Forward Foreign Currency Contracts	872,181	—	872,181	—
Centrally Cleared Interest Rate Swaps	2,854,748	—	2,854,748	—
OTC Volatility Swaps	2,581	—	2,581	—
OTC Credit Default Swap	5,349	—	5,349	—
Centrally Cleared Credit Default Swaps	38,482	—	38,482	—
OTC Cross Currency Swaps	1,248,656	—	1,248,656	—

Total Other Financial Instruments - Assets	$5,806,885	$784,888	$5,021,997	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(168,645)	$(9,625)	$(159,020)	$—
Reverse Repurchase Agreements	(37,734,831)	—	(37,734,831)	—
Forward Sale Commitments	(12,959,762)	—	(12,959,762)	—
Futures Contracts	(250,799)	(250,799)	—	—
Forward Foreign Currency Contracts	(2,749,873)	—	(2,749,873)	—
Centrally Cleared Interest Rate Swaps	(1,639,330)	—	(1,639,330)	—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
OTC Volatility Swaps	$(1,858)	$—	$(1,858)	$—
OTC Credit Default Swaps	(92,979)	—	(92,979)	—
Centrally Cleared Credit Default Swaps	(216,265)	—	(216,265)	—
OTC Cross Currency Swaps	(235,027)	—	(235,027)	—

Total Other Financial Instruments - Liabilities	$(56,049,369)	$(260,424)	$(55,788,945)	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at value
Municipal Bonds	$58,064,051	$—	$58,064,051	$—
Short-Term Investments:
Time Deposits	938,679	—	938,679	—

Total Investments, at value	$59,002,730	$—	$59,002,730	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at value
U.S. Government Obligations	$199,680,050	$—	$199,680,050	$—
Sovereign Bonds	11,087,426	—	11,087,426	—
Corporate Bonds & Notes	7,401,313	—	7,401,313	—
Collateralized Mortgage Obligations	6,183,576	—	6,183,576	—
Mortgage-Backed Security	3,016,758	—	3,016,758	—
Asset-Backed Security	290,397	—	290,397	—
Purchased Options	188,905	—	188,905	—
Short-Term Investments:
Sovereign Bonds	825,455	—	825,455	—
Time Deposits	1,304,277	—	1,304,277	—

Total - Investments, at value	$229,978,157	$—	$229,978,157	$—

Other Financial Instruments - Asset
Futures Contract	$51,945	$51,945	$—	$—
Forward Foreign Currency Contracts	133,588	—	133,588	—
Centrally Cleared Interest Rate Swaps	425,609	—	425,609	—
OTC Inflation Rate Swap	25,577	—	25,577	—
Centrally Cleared Inflation Rate Swaps	160,324	—	160,324	—
OTC Credit Default Swaps	65,844	—	65,844	—

Total Other Financial Instruments - Assets	$862,887	$51,945	$810,942	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(31,626)	$(30,203)	$(1,423)	$—
Reverse Repurchase Agreements	(26,090,500)	—	(26,090,500)	—
Forward Sale Commitment	(3,011,777)	—	(3,011,777)	—
Futures Contracts	(96,421)	(96,421)	—	—
Forward Foreign Currency Contracts	(252,683)	—	(252,683)	—
Centrally Cleared Interest Rate Swaps	(174,042)	—	(174,042)	—
Centrally Cleared Inflation Rate Swaps	(18,985)	—	(18,985)	—
Centrally Cleared Credit Default Swap	(8,002)	—	(8,002)	—

Total Other Financial Instruments - Liabilities	$(29,684,036)	$(126,624)	$(29,557,412)	$—

	Total Fair Value at May 31, 2017	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$106,265,056	$—	$105,671,631	$593,425
Collateralized Mortgage Obligations	25,674,039	—	25,674,039	—
U.S. Government Obligation	14,933,421	—	14,933,421	—
Sovereign Bonds	12,150,300	—	12,150,300	—
Asset-Backed Securities	6,909,806	—	6,909,806	—
Senior Loans	1,602,859	—	1,602,859	—
Municipal Bond	1,597,472	—	1,597,472	—
Short-Term Investments:
Commercial Papers	5,056,758	—	5,056,758	—
Corporate Bonds	740,037	—	740,037	—
Time Deposits	1,447,133	—	1,447,133	—
U.S. Government Obligation	30,980,711	—	30,980,711	—

Total Investments, at value	$207,357,592	$—	$206,764,167	$593,425

Other Financial Instruments - Assets
Futures Contract	$8,578	$8,578	$—	$—
Forward Foreign Currency Contracts	201,336	—	201,336	—
Centrally Cleared Interest Rate Swap	2,816	—	2,816	—

Total Other Financial Instruments - Assets	$212,730	$8,578	$204,152	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(49,813)	$(49,813)	$—	$—
Forward Foreign Currency Contracts	(200,061)	—	(200,061)	—
Centrally Cleared Interest Rate Swaps	(762,827)	—	(762,827)	—
Centrally Cleared Credit Default Swap	(62,991)	—	(62,991)	—

Total Other Financial Instruments - Liabilities	$(1,075,692)	$(49,813)	$(1,025,879)	$—

*	Includes securities that are fair valued by the Board at $0.
**	Other Countries represents Countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

During the period ended May 31, 2017 there were no transfers from Level 1 to Level 2. Emerging Markets Equity Fund had a transfer from Level 1 to Level 3 of $0, from Level 2 to Level 3 of $1,631,130 and from Level 3 to Level 1 of $363,097.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2016, through May 31, 2017:

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Preferred Stocks	Rights		Credit Default Swaps
Small-Mid Cap Equity Fund
Balance as of August 31, 2016	$42,742		$—	$42,742	$—	$—	$—		$—
Total realized gain (loss)	16,406		—	16,406	—	—	—		—
Change in unrealized appreciation (depreciation)	(16,406)		—	(16,406)	—	—	—		—
Purchases	—	*	—	— *	—	—	—		—
(Sales)	(42,742)		—	(42,742)	—	—	—		—
Transfers In	—		—	—	—	—	—		—
Transfers Out	—		—	—	—	—	—		—

Balance as of May 31, 2017	$—	*	$—	$— *	$—	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$—		$—	$—	$—	$—	$—		$—

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Prefered Stocks	Rights		Credit Default Swaps
International Equity Fund
Balance as of August 31, 2016	$—		$—	$—	$—	$—	$—		$—
Total realized gain (loss)	—		—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	3,917		—	284	—	—	3,633		—
Purchases	3,636		—	3,636	—	—	—		—
(Sales)	—		—	—	—	—	—		—
Transfers In	—		—	—	—	—	—		—
Transfers Out	—		—	—	—	—	—		—

Balance as of May 31, 2017	$7,553		$—	$3,920	$—	$—	$3,633		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$3,917		$—	$284	$—	$—	$3,633		$—

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Prefered Stocks	Rights		Credit Default Swaps
Emerging Markets Equity Fund
Balance as of August 31, 2016	$376,511	*	$—	$376,511	$—	$—	$—	*	$—
Total realized gain (loss)	—		—	—	—	—	—		—
Change in unrealized appreciation (depreciation)	(184,195)		—	(184,195)	—	—	—		—
Purchases	170,781		—	170,781	—	—	—		—

(Sales)	—	*	—	—	—		—	—	*	—
Transfers In	1,631,130	*	—	1,631,130 *	—		—	—		—
Transfers Out	(363,097)		—	(363,097)	—		—	—		—

Balance as of May 31, 2017	$1,631,130	*	$—	$1,631,130 *	$—		$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$(379,225)		$—	$(379,225)	$—		$—	$—		$—

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Convertible Preffered Stocks	Rights		Credit Default Swaps
Core Fixed Income Fund
Balance as of August 31, 2016	$—	*	$—	$—	$—	*	$—	$—		$—
Total realized gain (loss)	—		—	—	—		—	—		—
Change in unrealized appreciation (depreciation)	858		858	—	—		—	—		—
Purchases	199,224		199,224	—	—		—	—		—
(Sales)	—		—	—	—		—	—		—
Transfers In	—		—	—	—		—	—		—
Transfers Out	—		—	—	—		—	—		—

Balance as of May 31, 2017	$200,082	*	$200,082	$—	$—	*	$—	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$858		$858	$—	$—		$—	$—		$—

	Total		Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes		Convertible Preferred Stocks	Rights		Credit Default Swaps
High Yield Fund
Balance as of August 31, 2016	$427,339	*	$—	$215,681 *	$211,658	*	$—	$—		$—
Total realized gain (loss)	—		—	—	—		—	—		—
Accured discounts (premiums)	4,709		—	—	4,709		—	—		—
Change in unrealized appreciation (depreciation)	(1,199,450)		—	(1,163,517)	149,246		(185,179)	—		—
Purchases	2,041,221	*	—	1,796,307	17,330	*	227,584	—		—
(Sales)	(505,427)		—	(296,711)	(208,716)		—	—		—
Transfers In	—		—	—	—		—	—		—
Transfers Out	—		—	—	—		—	—		—

Balance as of May 31, 2017	$768,392	*	$—	$551,760 *	$174,227	*	$42,405	$—		$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$(1,521,195)		$—	$(1,334,721)	$(1,295)		$(185,179)	$—		$—

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Preffered Stocks	Rights	Credit Default Swaps
Inflation-Linked Fixed Income Fund
Balance as of August 31, 2016	$799,906	$799,906	$—	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	94	94	—	—	—	—	—
Purchases	—	—	—	—	—	—	—
(Sales)	(800,000)	(800,000)	—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—

Balance as of May 31, 2017	$—	$—	$—	$—	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$—	$—	$—	$—	$—	$—	$—

	Total	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds & Notes	Convertible Preffered Stocks	Rights	Credit Default Swaps
Ultra-Short Term Fixed Income Fund
Balance as of August 31, 2016	$—	$—	$—	$—	$—	$—	$—
Total realized gain (loss)	—	—	—	—	—	—	—
Accrued discounts (premiun)	180	—	—	180	—	—	—
Change in unrealized appreciation (depreciation)	(377)	—	—	(377)	—	—	—
Purchases	593,622	—	—	593,622	—	—	—
(Sales)	—		—	—	—	—	—
Transfers In	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—

Balance as of May 31, 2017	$593,425	$—	$—	$593,425	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2017	$(377)	$—	$—	$(377)	$—	$—	$—

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio

(“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes and inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statement of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall on collateral value under certain circumstances. See Note 1(w).

At May 31, 2017, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
Large Cap Equity Fund	$9,092,526	$9,172,280
Small-Mid Cap Equity Fund	18,866,403	19,243,410
International Equity Fund	21,853,146	23,037,342
Emerging Markets Equity Fund	2,440,334	2,563,130
Core Fixed Income Fund	517,960	534,161
High Yield Fund	9,503,135	9,867,148

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(n) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(o) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund and International Fixed Income Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2016 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(r) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(s) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(t) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(u) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(v) Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

(w) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2017 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2017 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2017.

2. Investments

At May 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
Fund	Appreciation	(Depreciation)	(Depreciation)
Large Cap Equity Fund	$483,707,872	$(31,345,954)	$452,361,918
Small-Mid Cap Equity Fund	104,796,689	(14,420,562)	90,376,127
International Equity Fund	240,554,001	(60,235,559)	180,318,442
Emerging Markets Equity Fund	105,546,617	(16,722,301)	88,824,316
Core Fixed Income Fund	18,953,599	(13,142,801)	5,810,798
High Yield Fund	15,048,208	(6,018,761)	9,029,447
International Fixed Income Fund	9,824,872	(9,407,116)	417,756
Municipal Bond Fund	3,926,889	(90,454)	3,836,435
Inflation-Linked Fixed Income Fund	3,272,136	(659,531)	2,612,605
Ultra-Short Term Fixed Income Fund	2,093,892	(985,557)	1,108,335

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Consulting Group Capital Markets Funds

By:	/s/ Paul Ricciardelli
Paul Ricciardelli Chief Executive Officer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Ricciardelli
Paul Ricciardelli Chief Executive Officer

Date:	July 28, 2017

By:	/s/ Francis Smith
Francis Smith Chief Financial Officer

Date:	July 28, 2017